As Filed with the Securities and Exchange Commission on April 29, 2014
Registration Nos.: 333-176926; 811-05817

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.	( )
POST-EFFECTIVE AMENDMENT NO.	(5)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940

Amendment No.	(40)
(Check appropriate box or boxes)

VARIABLE ANNUITY-2 SERIES ACCOUNT
(Exact name of Registrant)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Name of Depositor)
8515 East Orchard Road
Greenwood Village, Colorado 80111
(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code:
(800) 537-2033

Mitchell T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 East Orchard Road
Greenwood Village, Colorado 80111
(Name and Address of Agent for Service)

Copy to:
Ann B. Furman, Esq.
Carlton Fields Jorden Burt, P.A.
1025 Thomas Jefferson Street, N.W., Suite 400 East
Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box)
_	immediately upon filing pursuant to paragraph (b) of Rule 485
x	on May 1, 2014 pursuant to paragraph (b) of Rule 485
_	60 days after filing pursuant to paragraph (a)(1) of Rule 485
_	on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
_	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of securities being registered: Individual Flexible Premium Variable Annuity Contract.

GREAT-WEST SMART TRACK ® VARIABLE ANNUITY
An individual flexible premium variable annuity
Issued by
Great-West Life & Annuity Insurance Company
This Prospectus describes the Great-West Smart Track ® variable annuity (the “Contract”) — an individual flexible premium variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. Great-West Life & Annuity Insurance Company (“we,” “us,” or “Great-West”) issues the Contract to eligible persons in all jurisdictions except New York. The Contract may be owned by one or two individuals, or by a grantor trust with only one individual grantor.
When you contribute money to the Great-West Smart Track ® variable annuity, you decide how to allocate your money among the various investment options available through Variable Annuity-2 Series Account (the “Series Account”). The Series Account consists of two segments: the Investment Segment (relating to the base Contract) and the Income Segment (relating to an optional Guaranteed Lifetime Withdrawal Benefit Rider). We hold the assets for each investment option in a corresponding Sub-Account of the Series Account. Each Sub-Account, in turn, invests in a Portfolio under the Investment Segment or a Covered Fund under the Income Segment.
Investment Segment Portfolios:
Alger Small Cap Growth Portfolio – Class I-2
Alger SMid Cap Growth Portfolio – Class I-2 1
American Century Investments VP Inflation Protection Fund – Class II
American Century Investments VP Mid Cap Value Fund – Class II
BlackRock Global Allocation V.I. – Class III 1
BlackRock High Yield V.I. – Class III 1
Columbia Variable Portfolio Small Cap Value Fund – Class 2
Delaware VIP Emerging Markets Series – Service Class
Delaware VIP REIT Series – Service Class
Delaware VIP Small Cap Value Series – Service Class
Dreyfus Investment Portfolios Technology Growth Portfolio – Service Shares
Dreyfus Variable Investment Fund Appreciation Portfolio – Service Shares
Dreyfus Variable Investment Fund International Value Portfolio – Service Shares2
DWS Capital Growth VIP – Class B
DWS Global Small Cap VIP – Class B (formerly DWS Global Small Cap Growth VIP)
DWS Large Cap Value VIP – Class B
DWS Small Mid Cap Value VIP – Class B
Great-West Ariel Mid Cap Value Fund – Initial Class
Great-West Bond Index Fund – Initial Class
Great-West Federated Bond Fund – Initial Class
Great-West International Index Fund – Initial Class
Great-West Loomis Sayles Bond Fund – Initial Class
Great-West Loomis Sayles Small Cap Value Fund – Initial Class
Great-West MFS International Growth Fund – Initial Class
Great-West MFS International Value Fund – Initial Class
Great-West Money Market Fund

The date of this Prospectus is May 1, 2014.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminaloffense.

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Great-West Putnam Equity Income Fund – Initial Class
Great-West Putnam High Yield Bond Fund – Initial Class
Great-West Real Estate Index Fund – Initial Class
Great-West S&P 500® Index Fund – Initial Class
Great-West S&P Mid Cap 400® Index Fund – Initial Class
Great-West S&P Small Cap 600® Index Fund – Initial Class
Great-West Short Duration Bond Fund – Initial Class
Great-West Stock Index Fund – Initial Class
Great-West Templeton Global Bond Fund – Initial Class
Great-West T. Rowe Price Mid Cap Growth Fund – Initial Class
Great-West U.S. Government Mortgage Securities Fund – Initial Class
Great-West Aggressive Profile I Fund – Initial Class
Great-West Moderately Aggressive Profile I Fund – Initial Class
Great-West Moderate Profile I Fund – Initial Class
Great-West Moderately Conservative Profile I Fund – Initial Class
Great-West Conservative Profile I Fund – Initial Class
Great-West Lifetime 2015 Fund II – Class T
Great-West Lifetime 2025 Fund II – Class T
Great-West Lifetime 2035 Fund II – Class T
Great-West Lifetime 2045 Fund II – Class T
Great-West Lifetime 2055 Fund II – Class T
Invesco V.I. Core Equity Fund – Series II
Invesco V.I. Global Real Estate Fund – Series II
Invesco V.I. Growth and Income Fund – Series II
Invesco V.I. International Growth Fund – Series II
Invesco V.I. Small Cap Equity Fund – Series II
Janus Aspen Perkins Mid Cap Value Portfolio – Service Shares
Janus Aspen Series Balanced Portfolio – Service Shares
Janus Aspen Series Flexible Bond Portfolio – Service Shares
Janus Aspen Series Overseas Portfolio – Service Shares
Lazard Retirement US Small-Mid Cap Equity Portfolio – Service Shares2
Lord Abbett Series Developing Growth Portfolio– Class VC1
Neuberger Berman AMT Socially Responsive Portfolio – S Class
Oppenheimer Main Street Small Cap VA – Service Class1
PIMCO VIT CommodityRealReturn® Strategy Portfolio – Advisor Class
PIMCO VIT Low Duration Portfolio – Advisor Class
PIMCO VIT Real Return Portfolio – Advisor Class
PIMCO VIT Total Return Portfolio – Advisor Class
Putnam VT American Government Income Fund – Class IB
Putnam VT Capital Opportunities Fund – Class IB
Putnam VT International Growth Fund – Class IB
Putnam VT Voyager Fund – Class IB
T. Rowe Price Blue Chip Growth Portfolio – Class II1
T. Rowe Price Health Sciences Portfolio – Class II
The Universal Institutional Funds, Inc. Mid Cap Growth Portfolio – Class II
Van Eck VIP Global Hard Assets Fund – Class S

1 This Portfolio will become available effective May 16, 2014
2 This Portfolio will close to new investors and new Contributions effective May 16, 2014
This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this

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Prospectus, and, if given or made, such other information or representations must not be relied on.
This Contract is not available in all states.

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Income Segment Covered Fund(s) (for Contracts with the Guaranteed Lifetime Withdrawal Benefit Rider):
Great-West SecureFoundation® Balanced Fund – Class L
This Prospectus provides important information about the Series Account and investment options that you should know before purchasing the Great-West Smart Track® variable annuity, including a description of the material rights and obligations under the Contract. Your Contract, riders and any amendments and endorsements are the formal contractual agreement between you and us. It is important that you read the Contract, riders, amendments and endorsements, which reflect the agreement between you and Great-West. Please read this Prospectus carefully and keep it on file for future reference. We offer other variable annuity products with different product features, benefits, and charges.
You can find more detailed information pertaining to the Series Account in the Statement of Additional Information (“SAI”) dated May 1, 2014 (as may be amended from time to time), which has been filed with the Securities and Exchange Commission (the “SEC”). The SAI is incorporated by reference into this Prospectus as a matter of law, which means it is legally a part of this Prospectus. You can find the SAI’s table of contents on the last page of this Prospectus. You may obtain a copy of the SAI without charge by contacting the Retirement Resource Operations Center at the address or phone number listed below. You can also obtain it by visiting the SEC’s website at www.sec.gov. This website also contains material incorporated by reference and other information about the Series Account that has been filed electronically with the SEC.
The Contract is not a deposit or obligation of, or insured, guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves certain investment risks, including possible loss of principal.
For account information, please contact:
Retirement Resource Operations Center
P.O. Box 173920
Denver, CO 80217-3920
1-877-723-8723
This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contract other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on. This Contract is not available in all states.

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Definitions
1035 Exchange – A tax-free exchange of certain types of insurance contracts, as allowed by a provision of the Code.
10 Year Treasury Yield (10YR) – The U.S. Treasury 10-Year Yield as of the end of the last Business Day of the previous week as reported by the United States Department of Treasury.
Accumulation Period – The time period between the Effective Date and the earlier of the Payout Election Date or the Annuity Commencement Date. During this period, you are contributing to the annuity.
Accumulation Unit – An accounting measure used to determine the Annuity Account Value before the date annuity payouts commence.
Alternate Payee – Any Spouse or former Spouse of an Owner who has the right pursuant to a Decree to receive all or a portion of the benefit payable under the Contract with respect to such Owner.
Annuitant – The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. The Annuitant will be the Owner unless otherwise indicated in the application. If you name a Contingent Annuitant, the Annuitant will be considered the “Primary Annuitant.”
Annuity Account – An account we establish in your name that reflects all account activity under your Contract in both the Investment Segment and the Income Segment.

Great-West Smart Track ® Variable Annuity Structure

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Your Total Annuity Account can be made up of both the Investment Segment and the Income Segment

Annuity Account Value – The sum of the value of each Sub-Account you have selected in both the Investment Segment and Income Segment. The Annuity Account Value is credited with a return based upon the investment experience of the Sub-Account(s) selected by you and will increase and decrease accordingly.
Annuity Commencement Date – The date annuity payouts begin, which is either the Payout Election Date or the Annuitant’s 91st birthday if no Payout Election Date has been established. You may change the Annuity Commencement Date if annuity payouts have not already begun. Upon death of the Owner, the Beneficiary may change the Annuity Commencement Date only if the Beneficiary is the Owner’s surviving Spouse and elects to continue the Contract. The Annuity Commencement Date must occur no later than the Annuitant’s 91st birthday.
Annuity Payout Period – The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.
Annuity Unit – An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.
Automatic Bank Draft Plan – A feature, if made available by Great-West, that allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.
Beneficiary – The person(s) designated by the Owner to receive any Death Benefit under the terms of the Contract. If the surviving Spouse of an Owner is the surviving Joint Owner, the surviving Spouse will be deemed to be the Beneficiary upon such Owner’s death and may take the death benefit or elect to continue this Contract in force.
Benefit Base – For purposes of the GLWB Rider, the amount that is multiplied by the Guaranteed Annual Withdrawal Percentage to calculate the Guaranteed Annual Withdrawal. The Benefit Base increases dollar-for-dollar upon any GLWB Rider Contribution and is reduced proportionately for any Excess Withdrawal. The Benefit Base can also increase with positive Covered Fund performance on the Ratchet Date and may also be adjusted on the Ratchet Date. Each Covered Fund will have its own Benefit Base.
Business Day – Any day, and during the hours, on which the New York Stock Exchange is open for trading. If a date falls on a non-Business Day, the following Business Day will be used unless otherwise stated in the Prospectus.
Code – The Internal Revenue Code of 1986, as amended, and all related laws and regulations which are currently in effect.
Contingent Annuitant – The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant and before annuity payouts have begun.
Contingent Beneficiary – The person you may designate to become the Beneficiary when the primary Beneficiary dies.
Contributions – Amounts of money you invest or deposit into your Annuity Account.
Covered Fund – Interests in Sub-Account(s) designated for the Income Segment.

•	Great-West SecureFoundation® Balanced Fund – Class L

•	Any other Portfolio we approve for the GLWB
Covered Fund Value – The aggregate value of each Covered Fund.
Covered Person(s) – For purposes of the GLWB Rider, the natural person(s) whose age determines the Guaranteed Annual Withdrawal Percentage and on whose life the Guaranteed Annual Withdrawal Amount

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will be based. If there are two Covered Persons, the Guaranteed Annual Withdrawal Percentage will be based on the age of the younger life and the Installments can continue until the death of the second life. If a natural person owns the Contract, the Owner of the Contract must be a Covered Person. If a Grantor Trust owns the Contract, the Grantor must be the sole Covered Person. A Joint Covered Person must be the Owner’s Spouse and (i) a Joint Owner; or (ii) the 100% primary Beneficiary under the Contract.
Death Benefit – The amount payable to the Beneficiary when the Owner or the Annuitant dies.
Decree – A divorce or separation instrument, as defined in Section 71(b)(2) of the Code, that creates or recognizes the existence of an Alternate Payee’s right to, or assigns to an Alternate Payee the right to receive all or a portion of the benefits payable with respect to an Owner that Great-West accepts and approves, except as otherwise agreed.
Distributions – Amounts paid from a Covered Fund, including but not limited to partial and systematic withdrawals.
Effective Date – The date on which the first Contribution is credited to your Annuity Account.
Excess Withdrawal – An amount either distributed or transferred from the Covered Fund(s) during the GLWB Accumulation Phase or any amount combined with all other amounts that exceed the annual GAW during the GAW Phase. Excess Withdrawals reduce your Benefit Base.
Guarantee Benefit Fee – The fee associated with the Income Segment and GLWB Rider. The Guarantee Benefit Fee may be referred to as the GLWB Rider Fee.
Guaranteed Annual Withdrawal (GAW) – For purposes of the GLWB Rider, the annualized withdrawal amount that we guarantee for the lifetime of the Covered Person(s).
Guaranteed Annual Withdrawal Percentage (GAW%) – The percentage of the Benefit Base that determines the amount of the GAW.
Guaranteed Annual Withdrawal (GAW) Phase – The period of time between the Initial Installment Date and the first day of the GLWB Settlement Phase. The GAW Phase begins when you elect to begin taking GAW payments.
Guaranteed Lifetime Withdrawal Benefit (GLWB) – A payment option offered by the GLWB Rider that pays Installments during the life of the Covered Person(s). The Covered Person(s) will receive periodic payments in either monthly, quarterly, semiannual, or annual Installments that in total over a 12-month period equal the GAW.
GLWB Accumulation Phase – The period of time between the GLWB Rider Election Date and the Initial Installment Date.
GLWB Rider – The Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider issued to the Owner which specifies the benefits, rights, privileges, and obligations of the Owner and Great-West in the Income Segment.
GLWB Rider Contributions – Owner-directed amounts received and allocated to the Owner’s Covered Fund(s) in the Income Segment, including but not limited to Transfers from other assets in the Contract. If this Contract is a Qualified Annuity Contract, GLWB Rider Contributions may also include rollovers as defined under Section 402(c), 403(b)(8), 408(d)(3) and 457(e)(16) of the Code. Reinvested dividends, capital gains, and settlements arising from the Covered Fund(s) will not be considered GLWB Rider Contributions for the purpose of calculating the Benefit Base but will affect the Covered Fund Value. We reserve the right to stop accepting GLWB Rider Contributions at any time and will provide the Owner with a 30 day notice.
GLWB Rider Election Date – The Business Day on which the Owner or Beneficiary elects the GLWB option in the GLWB Rider by allocating GLWB Rider Contributions to the Covered Fund(s).   The GLWB Rider Election Date will be the date upon which the Initial Benefit Base is calculated and before the Owner attains the age of 85 years old.
GLWB Settlement Phase – The period when the Covered Fund Value has reduced to zero, but the

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Benefit Base is still positive during which Installments will continue to be paid.
Grantor – The natural person who is treated under Sections 671 through 679 of the Code as owning the assets of a Grantor Trust. All Grantors must be individuals.
Grantor Trust – A trust, the assets of which are treated under Sections 671 through 679 of the Code as being owned by the grantor. We allow a Grantor Trust to be an Owner only if it has a single Grantor who is a natural person. We do not permit a Grantor Trust with multiple Grantors to own the Contract.
Income Segment – Assets allocated to the Sub-Account associated with the optional GLWB Rider attached to the Contract.
Income Segment Account Value – The sum of the values of the Sub-Accounts in the Income Segment credited to the Owner under the Annuity Account. The Income Segment Account Value is credited with a return based upon the investment experience of the Investment option(s) selected by the Owner and will increase or decrease accordingly.
Investment Segment – Assets allocated to the Sub-Accounts not associated with the optional GLWB Rider attached to the Contract.
Investment Segment Account Value – The sum of the values of the Sub-Accounts in the Investment Segment credited to the Owner under the Annuity Account. The Investment Segment Account Value is credited with a return based upon the investment experience of the Investment option(s) selected by the Owner and will increase or decrease accordingly.
Initial Installment Date – The date of the first Installment under the GLWB, which must be a Business Day.
Installments – Periodic payments of the GAW.
Interest Rate Reset – During the GAW Phase, an increase in the current GAW if the calculation results in a greater GAW than the current GAW on the Ratchet Date.
Joint Withdrawal Adjustment – The GAW% multiplied by 0.90, if there are two Covered Persons.
Non-Qualified Annuity Contract – An annuity Contract which is not intended to satisfy the requirements of Section 408(b) of the Code. We may issue this Contract as a Non-Qualified Annuity Contract.
Owner (Joint Owner) or You – The person(s) named in the Contract who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be one another’s Spouse as of the Effective Date and must both be natural persons. The Annuitant will be the Owner unless otherwise indicated in the application. If the Owner intends to hold the Contract as a Qualified Annuity Contract, the Owner must be the Annuitant and a Joint Owner is not permitted. The Owner must be either a natural person or a Grantor Trust. If the Owner is a Grantor Trust, all references to the life, age or death of the Owner pertain to the life, age or death of the Grantor.

Payout Election Date – The date on which annuity payouts or periodic withdrawals begin from the Investment Segment. The Payout Election Date must occur before the Annuitant’s 91st birthday.
Portfolio – A registered management investment company, or portfolio or series thereof, in which the assets of the Series Account may be invested.
Premium Tax – A tax that a state or other governmental authority charges. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be deducted with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Election Date, or the Annuity Account Value when incurred by Great-West or at another time of Great-West’s choosing.
Qualified Annuity Contract – An annuity contract that the Owner intends to qualify under Section 408(b) of the Code. We may issue this Contract as a Qualified Annuity Contract.

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Ratchet – For purposes of the GLWB Rider, an increase in the Benefit Base if the Covered Fund Value exceeds the current Benefit Base on the Ratchet Date.
Ratchet Date – During the GLWB Accumulation Phase, the Ratchet Date is the anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. During the GAW Phase, the Ratchet Date is the Initial Installment Date and each anniversary thereafter. An Interest Rate Reset may also occur on the Ratchet Date during the GAW Phase. If any anniversary is a non-Business Day, the Ratchet Date will be the preceding Business Day for that year.
Request – Any written, telephoned, electronic or computerized instruction in a form satisfactory to Great-West that the Retirement Resource Operations Center receives from you, your designee (as specified in a form acceptable to Great-West) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by Great-West before it is processed.
Series Account – Variable Annuity-2 Series Account, the segregated asset account established by Great-West under Colorado law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). The Series Account is also referred to as the separate account.
Spouse – A person recognized as a spouse in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or similar formal relationship recognized under state law that is not denominated a marriage under that state’s law.

Sub-Account – A division of the Series Account containing the shares of a Portfolio in the Investment Segment, the Income Segment, or both. There is a Sub-Account for each Portfolio. We may also refer to a Sub-Account as an “investment option” in the Prospectus, SAI, or Series Account financial statements.
Surrender Value – Your Annuity Account Value on the Transaction Date of the surrender, less Premium Tax, if any.
Transaction Date – The date on which any Contribution or Request from you will be processed. Contributions and Requests received after the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next Business Day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.
Transfer – Moving amounts from and among the Sub-Account(s).

Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State Premium Taxes may also be deducted.

Owner Transaction Expenses
Sales Load Imposed on Purchases	None
Deferred Sales Load	None
Surrender Fees	None
Exchange Fee	None

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The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Fee	None

Series Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Charges (based on Death Benefit Option selected)
Option 1: Return of Annuity Account Value	0.25%
Option 2: Guaranteed Minimum Death Benefit	0.45%
Maximum Total Series Account Annual Expenses (with the most expensive Death Benefit Option and no optional GLWB Rider selected) as a percentage of average Account Value	0.45%
Optional GLWB Rider Fee Optional Guaranteed Lifetime Withdrawal Benefit Rider (with charges assessed quarterly, as a percentage of the current Covered Fund Value)
Guarantee Benefit Fee (maximum)	1.50%
Guarantee Benefit Fee (current)	1.00%
Maximum Total Series Account Annual Expenses (with the most expensive Death Benefit Option and optional GLWB Rider selected) as a percentage of average Account Value	1.95%
Current Total Series Account Annual Expenses (with the most expensive Death Benefit Option and optional GLWB Rider selected) as a percentage of average Account Value	1.45%
The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses	Minimum	Maximum
(Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)[1]	0.46	6.47[2]
THE ABOVE EXPENSES FOR THE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

1 Several of the Portfolios (the Great-West Profile Funds and the Great-West Lifetime Asset Allocation Funds, and the Great-West SecureFoundation Balanced Fund) are “funds of funds” that invest substantially all of their assets in shares of other Great-West Funds, portfolios in the same group of investment companies as Great-West Funds, Inc. and portfolios of unaffiliated investment companies (the “Underlying Portfolios”). Because of this, the Great-West Profile Funds, Great-West Lifetime Asset Allocation Funds, and Great-West SecureFoundation Balanced Fund also bear their pro rata share of the operating expenses of the Underlying Portfolios. The above minimum and maximum expenses include fees and expenses incurred indirectly by the Great-West Profile Funds, the Great-West Lifetime Asset Allocation Funds, and Great-West SecureFoundation Balanced Fund as a result of their investment in shares of one or more Underlying Portfolios.
2 Total Annual Portfolio Operating Expenses shown are based, in part, on estimated amounts for the current fiscal year, and do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios’ expenses in order to keep the Portfolios’ expenses below specified limits. The expenses of certain Portfolios are reduced by contractual fee reduction and expense reimbursement arrangements. Other Portfolios have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. Each fee reduction and/or expense reimbursement arrangement is not reflected above, but is described in the relevant Portfolio’s prospectus.

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Example
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, Series Account annual expenses, and Portfolio fees and expenses.

Investment Segment Example . The Example below assumes that you invest $10,000 in the Investment Segment of the Contract (and nothing in the Income Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge and the maximum fees and expenses of any of the Portfolios in the Investment Segment. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$692.00	$2141.26	$3,686.65	$8,051.27
(2) If you annuitize at the end of the applicable time period:

1 year	3 years	5 years	10 years
$692.00	$2141.26	$3,686.65	$8,051.27
(3) If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$692.00	$2141.26	$3,686.65	$8,051.27

Income Segment - Current Guarantee Benefit Fee Example . The Example below assumes that you invest $10,000 in the Income Segment of the Contract (and nothing in the Investment Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge, current Guarantee Benefit Fee and the maximum fees and expenses of any of the Portfolios in the Income Segment. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower.

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Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$235.00	$760.00	$1,365.70	$3,299.53
(2) If you annuitize at the end of the applicable time period:

1 year	3 years	5 years	10 years
$235.00	$760.00	$1,365.70	$3,299.54
(3) If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$235.00	$760.00	$1,365.70	$3,299.53

Income Segment - Maximum Guarantee Benefit Fee Example . The Example below assumes that you invest $10,000 in the Income Segment of the Contract (and nothing in the Investment Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge, maximum Guarantee Benefit Fee and the maximum fees and expenses of any of the Portfolios in the Income Segment. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$285.00	$917.28	$1,640.59	$3,918.55

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(2) If you annuitize at the end of the applicable time period:

1 year	3 years	5 years	10 years
$285.00	$917.28	$1,640.59	$3,918.55
(3) If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$285.00	$917.28	$1,640.59	$3,918.55
These Examples do not show the effect of premium taxes. Premium taxes (ranging from 0% to 3.5%) are deducted from Contract Value upon full surrender, death, or annuitization. These Examples also do not include any of the taxes or penalties you may be required to pay if you surrender your Contract.
The fee tables and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See Charges and Deductions below in this Prospectus.

Condensed Financial Information
Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Sub-Account for each calendar year since inception. An Accumulation Unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account and is determined on the basis of changes in the per share value of a Portfolio and Series Account charges. The information in the table is derived from audited financial statements of the Series Account. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the SAI.

Summary
The Great-West Smart Track ® variable annuity allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.

How to contact the Retirement Resource Operations Center
Retirement Resource Operations Center
P.O. Box 173920
Denver, CO 80217-3920
1-877-723-8723

How to Invest
We refer to amounts you invest in the Contract as “Contributions.” The minimum initial Contribution is

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$10,000. Additional Contributions to the Investment Segment can be made at any time before you begin receiving annuity payments or taking periodic withdrawals.
The minimum subsequent Contribution is $500 (or $100 if investing via an Automatic Bank Draft Plan, if available). However, total Contributions may not exceed $1,000,000 without prior approval from Great-West. We reserve the right to accept lower minimum initial or subsequent Contributions or accept larger maximum total Contributions.
You may purchase the Great-West Smart Track ® variable annuity through a 1035 Exchange of another insurance contract.
Sales and Surrender Charges. There are no sales, redemption, surrender, or withdrawal charges under the Great-West Smart Track ® variable annuity.
Right of Cancellation Period
After you receive your Contract, you may examine it for at least 10 days or longer if required by your state law (in some states, up to 30 days for replacement annuity contracts), during which time you may cancel your Contract as described in more detail in this Prospectus. The money you contribute to the Contract will be invested at your direction, except that in some states during your right of cancellation period your payment will be allocated to the Great-West Money Market Sub-Account until the Transaction Date following the end of the right of cancellation period.
State Variations
Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this Prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This Prospectus describes the material rights and obligations of an Owner, and the maximum fees and charges for all contract features and benefits are set forth in the fee table of this Prospectus. See your Contract for specific variations because any such state variations will be included in your Contract or in riders, amendments or endorsements attached to your Contract.
Payout Options
The Great-West Smart Track ® variable annuity offers three payout options - (1) periodic withdrawals, (2) variable annuity payouts; or (3) a single, lump-sum payment.
Prior to the Annuity Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.
If the Owner dies before the Annuity Commencement Date, we will pay the Death Benefit to your Beneficiary. If the Owner dies before the entire value of the Contract is distributed, we will distribute the remaining value according to the rules outlined in the Death Benefit section below.
The amount distributed to your Beneficiary will depend on the Death Benefit option you select. We offer two Death Benefit options. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. Option 1 provides for the payment of your Annuity Account Value minus any Premium Tax. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of all Contributions, minus any Proportional Withdrawals you have made and minus any Premium Tax. If you select Death Benefit Option 1, your Mortality and Expense Risk Charge will be 0.25%. If you choose Death Benefit option 2, this charge will be 0.45%.
This summary highlights some of the more significant aspects of the Great-West Smart Track ® variable annuity. You’ll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.

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Great-West Life & Annuity Insurance Company
Great-West is a stock life insurance company that was originally organized under the laws of the State of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation in 1980 prior to changing to our current name in 1982. In September of 1990, we re-domesticated under the laws of the State of Colorado. Our executive office is located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.
Great-West is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.

We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, U.S. Virgin Islands, and Guam.

The Series Account
We established the Series Account in accordance with Colorado law on June 25, 2009. Prior to September 19, 2011, the Series Account was known as Varifund Variable Annuity Account.
The Series Account is registered with the SEC under the 1940 Act as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.
We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains or losses.
We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts and other of our variable insurance products participating in the Series Account. Those assets may not be charged with our liabilities from our other businesses. Our obligations under the Contracts and other products are, however, our general corporate obligations.
In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability, may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.
The Series Account is divided into several Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new Sub-Accounts or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.
We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of

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shares of the Portfolios.

The Portfolios
The Contract offers a number of investment options, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios. You should read the Portfolios’ prospectuses in connection with this Prospectus. You may obtain a copy of the Portfolios’ prospectuses without charge by Request. If you received a summary prospectus for a Portfolio, please follow the directions on the first page of the summary prospectus to obtain a copy of that Portfolio’s prospectus.
Each Portfolio:

•	holds its assets separately from the assets of the other Portfolios,

•	has its own distinct investment objectives and policies, and

•	operates as a separate investment fund.
The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.
The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.
Some of the Portfolios have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ.
Payments We Receive . Some of the Portfolios’ investment advisers or affiliates may compensate us for providing the administrative, recordkeeping and reporting services they would normally be required to provide for individual shareholders or cost savings experienced by the investment advisers or affiliates of the Portfolios. Such compensation is typically a percentage of Series Account assets invested in the relevant Portfolio and generally may range up to 0.35% of net assets. GWFS Equities, Inc. (“GWFS”), a broker-dealer and subsidiary of Great-West and the principal underwriter and distributor of the Contract, may also receive Rule 12b-1 fees (ranging up to 0.25%) directly from certain Portfolios for providing distribution related services related to shares of Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives 12b-1 fees, combined compensation for administrative and distribution related services generally ranges up to 0.60% annually of Series Account assets invested in a Portfolio.
If you purchased the Contract through a broker-dealer or other financial intermediary (such as a bank), the Portfolios and their related companies may pay the intermediary for services provided with regard to the sale of Portfolio shares to the Sub-Accounts under the Contract. The amount and/or structure of the compensation can possibly create conflict of interest as it may influence the broker-dealer or other intermediary and your salesperson to present this Contract (and certain Sub-Accounts under the Contract) over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the broker-dealer or other intermediary or your salesperson. You may ask your salesperson about variations and how he or she and his or her broker-dealer are compensated for selling the Contract or visit your financial intermediary's Web site for more information.

Portfolio Investment Objectives. The investment objectives of the Portfolios available under the Investment Segment are briefly described below, followed by the investment objective of the Covered Fund available under the Income Segment:
The Alger Portfolios, Inc. – advised by Fred Alger Management, Inc. of New York, New York.

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Alger Small Cap Growth Portfolio (Class I-2) seeks long term capital appreciation.
Alger SMid Cap Growth Portfolio (Class I-2) seeks long term capital appreciation. 1
American Century Variable Portfolios, Inc. – advised by American Century® Investment Management, Inc. of Kansas City, Missouri, advisers to the American Century family of mutual funds.
American Century Investments VP Inflation Protection Fund (Class II) pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Investments VP Mid Cap Value Fund (Class II) seeks long-term capital growth. Income is a secondary objective.
BlackRock Portfolios – advised by BlackRock Advisors, LLC of Wilmington, Delaware.
BlackRock Global Allocation V.I. (Class III) seeks high total investment return. 1
BlackRock High Yield V.I. (Class III) seeks to maximize total return, consistent with income generation and prudent investment management. 1
Columbia Funds Variable Insurance Trust – advised by Columbia Management Investment Advisors, LLC of Boston, Massachusetts.
Columbia Variable Portfolio Small Cap Value Fund (Class 2) seeks long-term capital appreciation.
Delaware VIP Trust – managed by Delaware Management Company of Philadelphia, Pennsylvania.
Delaware VIP Emerging Markets Series (Service Class) seeks long term capital appreciation.
Delaware VIP REIT Series (Service Class) seeks maximum long-term total return, with capital appreciation as a secondary objective.
Delaware VIP Small Cap Value Series (Service Class) seeks capital appreciation.
Dreyfus Investment Portfolios – advised by The Dreyfus Corporation of New York, New York.
Dreyfus Investment Portfolios Technology Growth Portfolio (Service Shares) seeks capital appreciation.2
Dreyfus Variable Investment Fund – advised by The Dreyfus Corporation of New York, New York.
Dreyfus Variable Investment Fund Appreciation Portfolio (Service Shares) seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Dreyfus Variable Investment Fund International Value Portfolio (Service Shares) seeks long term capital growth.2
DWS Variable Series I – advised by Deutsche Investment Management Americas, Inc. of New York, New York.
DWS Capital Growth VIP (Class B) seeks to provide long-term growth of capital.
DWS Global Small Cap VIP (Class B) ( formerly DWS Global Small Cap Growth VIP) seeks above-average capital appreciation over the long term.
DWS Variable Series II – advised by Deutsche Investment Management Americas, Inc. of New York, New York.
DWS Large Cap Value VIP (Class B) seeks to achieve a high rate of total return.
DWS Small Mid Cap Value VIP (Class B) seeks long-term capital appreciation.

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Great-West Funds, Inc. – advised by Great-West Capital Management, LLC of Greenwood Village, Colorado.
Great-West Ariel Mid Cap Value Fund (Initial Class) seeks long-term capital appreciation.
Great-West Bond Index Fund (Initial Class) seeks investment results that track the total return of the debt securities that comprise the Barclays U.S. Aggregate Bond Index.
Great-West Federated Bond Fund (Initial Class) seeks to provide total return, consisting of two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings.
Great-West International Index Fund (Initial Class) seeks investment results, before fees and expenses, that track the total return of the common stocks that comprise the MSCI EAFE (Europe, Australasia, Far East) Index.
Great-West Loomis Sayles Bond Fund (Initial Class) seeks high total investment return through a combination of current income and capital appreciation.
Great-West Loomis Sayles Small Cap Value Fund (Initial Class) seeks long-term capital growth.
Great-West MFS International Growth Fund (Initial Class) seeks long-term growth of capital.
Great-West MFS International Value Fund (Initial Class) seeks long-term capital growth.
Great-West Money Market Fund seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Great-West Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.
Great-West Putnam Equity Income Fund (Initial Class) seeks capital growth and current income.
Great-West Putnam High Yield Bond Fund (Initial Class) seeks to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective.
Great-West Real Estate Index Fund (Initial Class) seeks investment results, before fees and expenses, that track the total return of a benchmark index that measures the performance of publicly traded equity real estate investment trusts.
Great-West S&P 500® Index Fund (Initial Class) seeks investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500® Index.3
Great-West S&P Mid Cap 400® Index Fund (Initial Class) seeks investment results, before fees and expenses, that track the total return of the common stocks that comprise the Standard & Poor’s MidCap 400® Index.3
Great-West S&P Small Cap 600® Index Fund (Initial Class) seeks investment results that track the total return of the common stocks that comprise the Standard’s & Poor’s SmallCap 600® Index.3
Great-West Short Duration Bond Fund (Initial Class) seeks maximum total return that is consistent with preservation of capital and liquidity.
Great-West Stock Index Fund (Initial Class) seeks investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500® Index and the Standard & Poor’s MidCap 400® Index, weighted according to their pro-rata share of the market.3
Great-West Templeton Global Bond Fund (Initial Class) seeks current income with capital appreciation and growth of income.
Great-West T. Rowe Price Mid Cap Growth Fund (Initial Class) seeks long-term capital appreciation.
Great-West U.S. Government Mortgage Securities Fund (Initial Class) seeks the highest level of return consistent with preservation of capital and substantial credit protection.

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Great-West Profile Funds
Each of the following five Profile Funds seeks to provide an asset allocation program designed to meet certain investment goals based on an investor’s risk tolerance, investment horizon and personal objectives.
Great-West Aggressive Profile I Fund (Initial Class) seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments.
Great-West Moderately Aggressive Profile I Fund (Initial Class) seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments and, to a lesser degree, in underlying funds that emphasize fixed income investments.
Great-West Moderate Profile I Fund (Initial Class) seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.
Great-West Moderately Conservative Profile I Fund (Initial Class) seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.
Great-West Conservative Profile I Fund (Initial Class) seeks capital preservation primarily through investments in underlying funds that emphasize fixed income investments.
Great-West Lifetime Asset Allocation Funds
Great-West Lifetime 2015 Fund II (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2015, the Fund seeks income and, secondarily, capital growth.
Great-West Lifetime 2025 Fund II (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2025, the Fund seeks income and, secondarily, capital growth.
Great-West Lifetime 2035 Fund II (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2035, the Fund seeks income and, secondarily, capital growth.
Great-West Lifetime 2045 Fund II (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2045, the Fund seeks income and, secondarily, capital growth.
Great-West Lifetime 2055 Fund II (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2055, the Fund seeks income and, secondarily, capital growth.
Invesco Variable Insurance Funds – advised by Invesco Advisers, Inc., Houston, Texas, and sub-advised by advisory entities affiliated with Invesco Advisors, Inc.

Invesco V.I. Core Equity Fund (Series II) seeks long-term growth of capital.
Invesco V.I. Global Real Estate Fund (Series II) seeks total return through growth of capital and current income.
Invesco V.I. Growth and Income Fund (Series II) seeks long-term growth of capital and income.
Invesco V.I. International Growth Fund (Series II) seeks long-term growth of capital.
Invesco V.I. Small Cap Equity Fund (Series II) seeks long-term growth of capital.
Janus Aspen Series – advised by Janus Capital Management LLC of Denver, Colorado.
Janus Aspen Perkins Mid Cap Value Portfolio (Service Shares) seeks capital appreciation.
Janus Aspen Series Balanced Portfolio (Service Shares) seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

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Janus Aspen Series Flexible Bond Portfolio (Service Shares) seeks to obtain maximum total return, consistent with preservation of capital.
Janus Aspen Series Overseas Portfolio (Service Shares) seeks long-term growth of capital.

Lazard Retirement Series – advised by Lazard Asset Management, LLC of New York, New York.
Lazard Retirement US Small-Mid Cap Equity Portfolio (Service Shares) seeks long-term capital appreciation.2
Lord Abbett Portfolios – advised by Lord, Abbett & Co. LLC of Jersey City, New Jersey.
Lord Abbett Series Developing Growth Portfolio (Class VC) seeks long term growth of capital. 1
Neuberger Berman Advisers Management Trust – advised by Neuberger Berman Management LLC of New York, New York.
Neuberger Berman AMT Socially Responsive Portfolio (S Class) seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.
Oppenheimer Funds – advised by OFI Global Asset Management, Inc. of New York, New York .
Oppenheimer Main Street Small Cap VA (Service Class) seeks capital appreciation. 1
PIMCO Variable Insurance Trust – advised by Pacific Investment Management Company, LLC of Newport Beach, California.
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class) seeks maximum real return, consistent with prudent investment management.
PIMCO VIT Low Duration Portfolio (Advisor Class) seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Real Return Portfolio (Advisor Class) seeks maximum real return consistent with preservation of real capital and prudent investment management.
PIMCO VIT Total Return Portfolio (Advisor Class) seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust – advised by Putnam Investment Management, LLC of Boston, Massachusetts.
Putnam VT American Government Income Fund (Class IB) seeks high current income with preservation of capital as its secondary objective.
Putnam VT Capital Opportunities Fund (Class IB) seeks long-term growth of capital.
Putnam VT International Growth Fund (Class IB) seeks long-term capital appreciation.
Putnam VT Voyager Fund (Class IB) seeks capital appreciation.
T. Rowe Price Equity Series, Inc. – advised by T. Rowe Price Associates, Inc. of Baltimore, Maryland.
T. Rowe Price Blue Chip Growth Portfolio (Class II) seeks long-term capital growth; income is a secondary objective. 1
T. Rowe Price Health Sciences Portfolio (Class II) seeks long-term capital appreciation.
The Universal Institutional Funds, Inc. – advised by Morgan Stanley Investment Management Inc. of New York, New York.
The Universal Institutional Funds, Inc. Mid Cap Growth Portfolio (Class II) seeks long-term capital growth by investing primarily in common stocks and other equity securities.

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Van Eck VIP Trust – advised by Van Eck Associates Corporation of New York, New York.
Van Eck VIP Global Hard Assets Fund (Class S) seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

The investment objectives of the Covered Fund available under the Income Segment are briefly described below and discussed in more detail below under “Guaranteed Lifetime Withdrawal Benefit.”
Great-West Funds, Inc. – advised by Great-West Capital Management, LLC of Greenwood Village, Colorado.
Great-West SecureFoundation® Balanced Fund (Class L) seeks long-term capital appreciation and income.

1 This Portfolio will become available effective May 16, 2014.
2 This Portfolio will close to new investors and new Contributions effective May 16, 2014.
3 Standard & Poor’s, S&P 500 Composite Index, S&P MidCap 400, and S&P SmallCap 600 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Great-West Funds, Inc. and Great-West Life & Annuity Insurance Company. The Funds that track those indices are not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of using any index.

Meeting Investment Objectives
Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.

Where to Find More Information About the Portfolios
Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current prospectuses of the Portfolios, which can be obtained from the Retirement Resource Operations Center. You may also visit www.greatwestsmarttrack.com.
You should read the Portfolios’ prospectuses carefully before making any decision concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.

Addition, Deletion or Substitution of Sub-Accounts
Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments.
Great-West reserves the right to discontinue the offering of any Portfolio. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio’s shares. Any share substitution will comply with the requirements of the 1940 Act.
If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio’s elimination.
Based on marketing, tax, investment and other conditions, we may establish new Sub-Accounts and make them available to Owners at our discretion. Each additional Sub-Account will purchase shares in a Portfolio or in another mutual fund or investment vehicle.
If, in our sole discretion, marketing, tax, investment or other conditions warrant, we may also eliminate one or more Sub-Accounts. Before a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the Sub-Account to be eliminated.

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Application and Initial Contributions
The first step to purchasing the Great-West Smart Track ® variable annuity is to complete your Contract application and submit it with your initial minimum Contribution of $10,000. You can make initial Contributions by check (payable to Great-West), by transferring amounts from an eligible brokerage account, or by other method approved by Great-West. You also may purchase the Contract through a 1035 Exchange provided that the contract you are exchanging for the Great-West Smart Track ® variable annuity has a cash value of at least $10,000.
The Contract application and any initial Contributions made by check should be sent to the Retirement Resource Operations Center.
If your application is complete, your Contract will be issued and your Contribution will be credited within two Business Days after receipt by Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.
If your application is incomplete, we will contact you by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five Business Days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.

Right of Cancellation Period
During the right of cancellation period (ten days or longer where required by state law), you may cancel your Contract. If you exercise your right of cancellation, you must return the Contract to Great-West or to the representative from whom you purchased it. The Contract will be void from the start and Great-West will refund the greater of: 1) Contributions (less any withdrawals and distributions taken during the right of cancellation period); or 2) the Annuity Account Value.
After the right of cancellation period, we will allocate the Annuity Account Value held in the Great-West Money Market Sub-Account to the Sub-Accounts selected by the Owner. During the right of cancellation period, the Owner may select among the Sub-Accounts but any selections made during the right of cancellation period will not take effect until the right of cancellation period has expired.
After the right of cancellation period, we allocate Contributions to the Annuity Account in the proportion Requested by the Owner. If there are no accompanying instructions, then allocations will be made in accordance with standing instructions. Allocations will be effective upon the Transaction Date.
During the right of cancellation period, you may change your Sub-Account allocations as well as your allocation percentages but your changes will not be effective until after the right of cancellation period expires.

Subsequent Contributions
Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions to the Investment Segment at any time prior to the Annuity Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500 (or $100 if made via an Automatic Bank Draft Plan, if available). Total Contributions may exceed $1,000,000 only with our prior approval.
You can make subsequent Contributions by check, Automatic Bank Draft Plan (if available) , transfers from your brokerage account or other method approved by Great-West. If you make subsequent Contributions by check, your check should be payable to Great-West.
You will receive a confirmation of each Contribution you make upon its acceptance. Subsequent Contributions are credited the day they are received in the Retirement Resource Operations Center at Great-West if they are received on a Business Day. Subsequent Contributions received on non-Business Days will be credited the next Business Day.
If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the canceled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until your bank notifies us that your check has cleared.
Great-West reserves the right to modify the limitations set forth in this section.

Annuity Account Value
Before the Annuity Commencement Date, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all Accumulation Units credited to you for each Sub-Account. Initially, the value of each Accumulation Unit was set at $10.00.
Each Sub-Account’s value prior to the Payout Election Date is equal to:

•	net Contributions allocated to the corresponding Sub-Account,

•	plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,

•	minus the daily mortality and expense risk charge and/or quarterly Guarantee Benefit Fee, and

•	minus any withdrawals or Transfers from the Sub-Account.
The value of a Sub-Account’s assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.
The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.
Upon allocating Contributions to a Sub-Account you will be credited with variable Accumulation Units in that Sub-Account. The number of Accumulation Units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an Accumulation Unit. The value of the Accumulation Unit is determined and credited at the end of the valuation period during which the Contribution was received.
Each Sub-Account’s Accumulation Unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account’s Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is discussed in Appendix B.

Transfers
While your Contract is in force, and subject to the terms of the GLWB Rider, if applicable, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, in writing by sending a Request to the Retirement Resource Operations Center, or through the Internet at www.greatwestsmarttrack.com. Incoming Transfers to closed Sub-Accounts are not permitted.
Your Request must specify:

•	the amounts being Transferred,

•	the Sub-Account(s) from which the Transfer is to be made, and

•	the Sub-Account(s) that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts during any calendar year. However, we reserve the right to limit the number of Transfers you make. Also, there is currently no charge for Transfers. We reserve the right to impose such a charge in the future. If we choose to exercise these rights, we will notify you by sending you a supplement to this Prospectus, in accordance with all applicable regulations.

A Transfer generally will be effective on the date the Retirement Resource Operations Center receives the Request for Transfer if received before 4:00 p.m. ET on a Business Day. Any Transfer request received after 4:00 p.m. ET becomes effective on the following Business Day. Under current tax law, there will not be any tax liability to you if you make a Transfer.
Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of Accumulation Units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.
We reserve the right without prior notice to modify, restrict, suspend, or eliminate the Transfer privileges (including telephone and/or Internet Transfers) at any time.
At present, we do not impose minimums on amounts that must be transferred. However, we reserve the right to impose, from time to time, minimum dollar amounts that may be transferred from a Sub-Account.
We also reserve the right to impose, from time to time, minimum dollar amounts that must remain in a Sub-Account after giving effect to a Transfer from that Sub-Account. At present, we do not impose any such minimums.

Market Timing and Excessive Trading
The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of contract owners in the underlying Portfolios. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio’s portfolio securities and the reflection of that change in the Portfolio’s share price. In addition, frequent or unusually large Transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Portfolio to keep a relatively high cash position, resulting in increased brokerage costs and lost investment opportunities.
We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Owners. As part of those procedures, certain of the Portfolios have instructed us to perform standardized trade monitoring, while other Portfolios perform their own monitoring and request reports of the Owner’s trading activity if prohibited trading is suspected. If an Owner’s trading activity is determined to constitute prohibited trading, as defined by the applicable Portfolio, Great-West will notify the Owner that a trading restriction will be implemented if the Owner does not cease the prohibited trading. Some Portfolios may require that trading restrictions be implemented immediately without warning, in which case we will notify the Owner of the restriction imposed by the Portfolio(s), as applicable.
If a Portfolio determines, or, for Portfolios for which we perform trade monitoring, we determine based on the applicable Portfolio’s definition of prohibited trading, that the Owner continues to engage in prohibited trading, we will restrict the Owner from making Transfers into the identified Portfolio(s) for the period of time specified by the Portfolio(s). Restricted Owners will be permitted to make Transfers out of the identified Portfolio(s) to other available Portfolio(s). When the Portfolio’s restriction period has been met, the Owner will automatically be allowed to resume Transfers into the identified Portfolio(s).
For Portfolios that perform their own monitoring, the Series Account does not impose trading restrictions unless a Portfolio first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless a trading pattern is established. To the extent such Portfolios do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.
We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. We do not enter into agreements with Owners

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whereby we permit prohibited trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.
The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage prohibited trading. For example, a Portfolio may impose a redemption fee. The Owner should also be aware that we are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and Transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and Transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect to that Portfolio. Under rules adopted by the SEC we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any Transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.
We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in prohibited trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner’s Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.
You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan Owners and/or individual owners of variable insurance contracts. The nature of such orders may limit the Portfolios’ ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Portfolios may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Portfolios will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent Transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.

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Automatic Custom Transfers
Dollar Cost Averaging
You may arrange for systematic Transfers from the Great-West Money Market Sub-Account to any other open Sub-Account in either the Investment Segment or the Income Segment. These systematic Transfers may be used to Transfer values from the Great-West Money Market Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Dollar Cost Averaging.
You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.
If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:

•	The minimum amount that can be Transferred out of the selected Sub-Account is $100.

•
You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The Accumulation Unit values will be determined on the Transfer date.

How dollar cost averaging works:

Month	Contribution	Units Purchased	Price per Unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83
   Average market value per unit $18.06
   Investor’s average cost per unit $16.85
In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.

You may not participate in dollar cost averaging and Rebalancer at the same time . During the GAW Phase, dollar cost averaging Transfers may not be made into the Income Segment. Any dollar cost averaging Transfers into the Income Segment that are scheduled during the GAW Phase will be automatically defaulted into the Great-West Money Market Sub-Account.

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Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time.
Rebalancer
Over time, variations in each Sub-Account’s investment results will change your asset allocation percentages. Rebalancer allows you to automatically reallocate your Investment Segment Account Value to maintain your desired asset allocation. The Income Segment Account Value is not eligible for the Rebalancer. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Rebalancer and it is only available for assets held in the Investment Segment.
You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the request.
If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

How Rebalancer works:
Suppose you purchased your annuity and you decided to allocate 60% of your initial Contribution to stocks; 30% to bonds and 10% to cash equivalents as in this pie chart:
Now assume that stock Portfolios outperform bond Portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the asset allocation of the above hypothetical plan to look like this:
Rebalancer automatically reallocates your Annuity Account Value to maintain your desired asset allocation. In this example, the portfolio would be reallocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.

On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.
Rebalancer Transfers must meet the following conditions:

•	Your Investment Segment Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers).

•
You must specify the percentage of your Investment Segment Account Value that you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time.

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•	You may not participate in dollar cost averaging and Rebalancer at the same time.
Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.

Cash Withdrawals
You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a withdrawal Request to the Retirement Resource Operations Center; however, any withdrawals over $25,000 must be submitted in writing. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any applicable Premium Tax. No withdrawals may be made from the Investment Segment after the Annuity Commencement Date. If you surrender your Contract, the GLWB Rider, if elected, will terminate.
If you request a partial withdrawal, your Annuity Account Value will be reduced by the partial withdrawal amount and the Death Benefit, if applicable, will be reduced on a proportionate basis measured as a percentage of the partial withdrawal against the current Annuity Account Value. For example, a partial withdrawal of 10% of the Annuity Account Value would reduce your Death Benefit by 10%.
Numerical Example
Sum of Contract and GLWB Rider (if applicable) Contributions = $50,000
Annuity Account Value = $40,000
Withdrawal amount = $4,000
New Annuity Account Value = $36,000
Adjustment to Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90
Guaranteed Minimum Death Benefit = $45,000 ($50,000 x 0.90)
Partial withdrawals are unlimited. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. The minimum partial withdrawal is $500.
The following terms apply to withdrawals:

•	Partial withdrawals or surrenders from the Investment Segment are not permitted after the Annuity Commencement Date;

•	If a partial withdrawal is made within 30 days of the date annuity payouts are scheduled to begin, we may delay the Annuity Commencement Date by 30 days;

•	A partial withdrawal or a surrender will be effective upon the Transaction Date.
Withdrawal requests submitted in writing must include your original signature. If your instructions are not clear, your request will be denied and no surrender or partial withdrawal will be processed.
If we receive a Request for surrender or partial withdrawal, we may postpone any cash payment from the Annuity Account Value for no more than 7 days.
We may also delay payment for any of the following reasons:

(a)	any period during which the New York Stock Exchange is closed (other than customary weekend and holding closings) or trading on the New York Stock Exchange is restricted;

(b)	any period during which an emergency exists such that the disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; or

(c)	any other period as the Securities and Exchange Commission may by order permit for the protection of security holders.
After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value and Benefit Base are reduced to zero, all your rights under the Contract and GLWB Rider will terminate.

Withdrawals to Pay Investment Manager or Financial Advisor Fees
You may request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated Investment Manager or Financial Advisor (collectively “Consultant”). A withdrawal request for this purpose must meet the $500 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above.
Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value.

Tax Consequences of Withdrawals
Withdrawals may be taxable—including payments we make directly to your Consultant and Guaranteed Lifetime Withdrawal Benefits.
In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the Internal Revenue Service (“IRS”). If you request partial withdrawals, your Annuity Account Value will be reduced by the sum of the amount of the withdrawal and the related withholding.
You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59½, the taxable portion of any withdrawal is generally considered to be an early withdrawal and may be subject to an additional federal penalty tax of 10%.
Some states also require withholding for state income taxes. For details about withholding, please see Federal Tax Matters below.

Telephone and Internet Transactions
You may make Transfer Requests by telephone, fax and/or by Internet. Transfer Requests received before 4:00 p.m. ET will be made on that day at that day’s unit value. Those received after 4:00 p.m. ET will be made on the next Business Day at that day’s unit value.
We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:

•	requiring some form of personal identification prior to acting on instructions;

•	providing written confirmation of the transaction; and/or

•	tape recording the instructions given by telephone.
If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.
We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, at our discretion. We currently do not permit partial withdrawals or surrenders by telephone; however you may request partial withdrawal Requests in the amount of $25,000 or less by Internet. All Requests for full surrenders, periodic withdrawals, and partial withdrawals in excess of $25,000 must be in writing.

Death Benefit
At the time you apply to purchase the Contract, you select one of the two Death Benefit options we offer.
Option 1 – The amount of the Death Benefit under Option 1 will be your Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax.
The Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued in order for you to select Option 1. Your Mortality and Expense Risk Charge under Option 1 is 0.25% of the average daily value of the Sub-Accounts to which you have allocated Contributions.

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Option 2 — The amount of the Death Benefit under Option 2 will be the greater of:

•	the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or

•
the sum of Contributions applied to the Contract in both the Investment Segment and the Income Segment, as of the date the Request for payment is received, less the proportionate impact of any distributions, partial or periodic withdrawals and Premium Tax, if any.

The Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued in order for you to select Option 2. Your Mortality and Expense Risk Charge under Option 2 is 0.45% of the average daily value of the Sub-Accounts to which you have allocated Contributions.
For a full description of the circumstances under which we pay the Death Benefit, please see Distribution of Death Benefit below.
The difference between the two Death Benefit options we offer is that the amount payable upon death (the Death Benefit) is based on different criteria for each option and there is a different Mortality and Expense Risk Charge for each. Option 2 provides for the return of Contributions in the event that amount is greater than the Annuity Account Value (minus any Premium Tax and minus the proportionate impact of any partial withdrawals). This could happen, for example, if the Death Benefit becomes payable soon after the Contract is purchased (say, one to three years) and, during those years, while Contributions are being made, the investment markets generally are in decline. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to be less than the total amount of Contributions. If you have selected Death Benefit option 2 on a Contract, your Beneficiary would receive the greater amount, in this case, the sum of all Contributions (minus any Premium Tax and minus the proportionate impact of any partial withdrawals). If you have selected Death Benefit option 1, your Beneficiary would receive the lesser amount, in this case, the Annuity Account Value (minus any Premium Tax).
The Death Benefit will become payable following our receipt of the Beneficiary’s claim in good order. When an Owner dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until: (i) new allocation instructions are requested by the Beneficiary; (ii) the Death Benefit is actually paid to the Beneficiary, except where the GLWB may not be maintained by the Beneficiary; or, (iii) a Request for a payout of the Death Benefit is processed, as described below.
The amount of the Death Benefit will be determined as of the date we receive a Request for the payout of the Death Benefit. However, on the date a payout option is processed, the Annuity Account Value will be transferred to the Great-West Money Market Sub-Account unless the Beneficiary elects otherwise.
Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

•	payout in a single sum, or

•	payout under any of the variable annuity options provided under this Contract.
In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.

Ownership
The Owner, and if selected, Joint Owner, exercise all rights and privileges under the Contract, while the Annuitant is living. Unless otherwise required by the state in which the Contract is issued, the Owner may not be changed and the Contract may not be transferred, sold, assigned, pledged, charged, encumbered, or in any way alienated.
In certain states the Contract permits you to change the Owner of the Contract. In such case you may change the Owner any time before the Owner’s death. A change of Owner must be made in writing in a form satisfactory to us. The change will take effect as of the date the Request is processed, unless you specify a certain date. Any change is subject to any payout or other action we have taken before recording your ownership change. In these states, a change in the Owner of the Contract will result in

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termination of the GLWB Rider except in certain circumstances. See Termination of the GLWB Rider below.

Grantor Trust Owned Annuity
Contracts owned by a Grantor Trust are not considered owned by a non-natural person and will be subject to the tax requirements generally applicable to Non-Qualified Annuity Contracts or the tax requirements applicable to individual retirement annuities if the Contract is a Qualified Annuity Contract under Section 408(b) of the Code. Grantor Trust owned Contracts receive tax deferral in accordance with the Code. Upon the death of the Grantor, the Death Benefit will be paid pursuant to the Death Benefit provisions of the Contract. We do not permit the Contract to be owned by a Grantor Trust with multiple Grantors.

Beneficiary
You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant’s death.
You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant’s death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant’s death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.
A change of Beneficiary or Contingent Beneficiary will take effect as of the date the Request is processed, unless the Owner specifies a certain date. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner’s estate.
If the Beneficiary is not the Owner’s surviving Spouse, she/he may elect, not later than one year after the Owner’s date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:

ó	such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary; and

ó	such distributions begin no later than one year after the Owner’s date of death.
If Great-West does not receive an election from a non-Spouse Beneficiary or substantially equal installments begin later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death. The Death Benefit will be determined as of the Annuity Commencement Date.
If a corporation or other non-individual entity is entitled to receive benefits upon the Owner’s death, the Death Benefit must be completely distributed within five years of the Owner’s date of death.
A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.

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Distribution of Death Benefit
Any Death Benefit payable to a Beneficiary upon the Owner’s death will be distributed as follows:

(1)
If the Owner’s surviving Spouse is the person entitled to receive benefits upon the Owner’s death, the surviving Spouse will be treated as the Owner and will be allowed to take the Death Benefit or continue the Contract in force. However, if single life GAW Installments have been selected for the Income Segment, then the GLWB will terminate and the assets held in the Covered Fund(s) will be sold and the sales proceeds will be transferred to the Great-West Money Market Sub-Account;

(2)
If a non-Spouse individual is the person entitled to receive benefits upon the Owner’s death, the non-Spouse individual Beneficiary may elect to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that: (a) such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary; and (b) such distributions begin no later than one year after the Owner’s date of death. The GLWB will terminate and the assets held in the Covered Fund(s) will be sold and the sales proceeds will be transferred to the Great-West Money Market Sub-Account. If Great-West does not receive an election from an individual non-Spouse Beneficiary such that substantially equal installments have begun no later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death.

The Death Benefit will be determined as of the date the payouts commence.
Death of Annuitant Who is Not the Owner of the Contract
Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, no Death Benefit will be payable and the Owner (or the Grantor, if the Owner is a Grantor Trust) will become the Annuitant unless a Contingent Annuitant has previously been designated. The Owner may designate a new Annuitant, however, at any time, as provided in the Contract.
If the Owner names a Contingent Annuitant prior to the Annuitant’s death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.
If the Annuitant dies after the Annuity Commencement Date and before the entire interest has been distributed , any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant’s date of death.
Death of Owner Who Is Not the Annuitant
If the Owner dies before the Annuity Commencement Date and there is a Joint Owner who is the surviving Spouse of the deceased Owner , the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.
In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.
If the Owner dies after Annuity Commencement Date and before the entire interest has been distributed while the Annuitant is living , any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.
Death of Owner Who Is the Annuitant
If there is a Contingent Annuitant and a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner will become the Owner and the Beneficiary, the Contingent Annuitant will

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become the Annuitant, and the Contract will continue in force.
If there is a Joint Owner who is the surviving Spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.
In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death) and/or Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.
If Owner/Annuitant Dies After Annuity Commencement Date
If the Owner/Annuitant dies after the Annuity Commencement Date, any benefit payable must be distributed to the Beneficiary in accordance with and at least as rapidly as the annuity option in effect on the date of death.
Contingent Annuitant
While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the request is processed, unless you specify a certain date. Please note you are not required to designate a Contingent Annuitant.
Impact of Withdrawals on Guaranteed Minimum Death Benefit (Option 2)
If you have selected Death Benefit option 2, you should be aware that distributions and Excess Withdrawals will reduce your Death Benefit on a pro-rata basis.
Numerical Example
Sum of Contract and GLWB Rider Contributions = $50,000
Annuity Account Value = $40,000
Withdrawal amount = $4,000
New Annuity Account Value = $36,000
Adjustment to Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90
Guaranteed Minimum Death Benefit = $45,000 ($50,000 x 0.90)
The Benefit Base has no value and will not affect the Death Benefit.

Charges and Deductions
No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.
As more fully described below, charges under the Contract are assessed only as deductions for:

•	Premium Tax, if applicable;

•	charges against your Annuity Account Value for our assumption of mortality and expense risks; and/ or

•	Guarantee Benefit Fee, if applicable.
The Contract may be available for use with investment accounts at eligible broker/dealers that charge an annual fee in lieu of sales charges or an investment advisory fee. Fees for these accounts would be specified in the respective account agreements. Any fees and expenses associated with these accounts will be separate from and in addition to the fees and expenses associated with the Contract. You should ask your Consultant for more details.
Mortality and Expense Risk Charge
The mortality risk we assume is that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract which cannot be

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changed. This means that you can be sure that neither the Annuitant’s longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract. The expense risk we assume is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.
To compensate us for assuming these risks, we deduct a Mortality and Expense Risk Charge from your Annuity Account Value at the end of each valuation period. If you select Death Benefit option 1, this is a daily charge equal to an effective annual rate of 0.25%. We guarantee that this charge will never increase beyond 0.25%. If you select Death Benefit option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.45%. We guarantee that this charge will never increase beyond 0.45%.
The Mortality and Expense Risk Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option.
Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience we incur.
The Mortality and Expense Risk Charge is higher for Owners who have selected Death Benefit option 2 because we bear substantial risk in connection with that option. Specifically, we bear the risk that we may be required to pay an amount to your Beneficiary that is greater than your Annuity Account Value.
If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, we will bear the loss. If this charge is more than sufficient, any excess will be profit for us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, which include profits from this charge.
Expenses of the Portfolios
The values of the assets in the Sub-Accounts reflect the values of the Sub-Accounts’ respective Portfolio shares and therefore the fees and expenses paid by each Portfolio.
Some of the Portfolios’ investment advisers or administrators may compensate us for providing administrative services in connection with the Portfolios or cost savings experienced by the investment advisers or administrators of the Portfolios. Such compensation is typically a percentage of the value of the assets invested in the relevant Sub-Accounts and generally may range up to 0.35% annually of net assets. GWFS Equities, Inc. (“GWFS”) is the principal underwriter and distributor of the Contracts and may also receive Rule 12b-1 fees (ranging up to 0.25% annually of net assets) directly from certain Portfolios for providing distribution related services related to shares of the Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives Rule 12b-1 fees, combined compensation received by us for administrative services and received by GWFS for distribution related services generally ranges up to 0.60% annually of the assets invested in the relevant Sub-Accounts.
Premium Tax
We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we may deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Election Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.
Other Taxes
Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

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Periodic Withdrawals
You may request that all or part of the Investment Segment Account Value be applied to a periodic withdrawal option. All requests for periodic withdrawals must be in writing. The amount applied to a periodic withdrawal is the Investment Segment Account Value, less Premium Tax, if any.

In requesting periodic withdrawals, you must elect:

•	The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals;

•	A minimum withdrawal amount of at least $100;

•	The calendar day of the month on which withdrawals will begin;

•	One of the periodic withdrawal payout options discussed below—you may change the withdrawal option and/or the frequency once each calendar year; and

•	The type of allocation of withdrawals from the Investment Segment Sub-Accounts

Á	Withdrawals may be prorated across the Investment Segment Sub-Accounts in proportion to their assets; or

Á
Withdrawals may be made from specific Investment Segment Sub-Account(s). When the specified Investment Segment Sub-Account(s) is depleted, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you request otherwise.

While periodic withdrawals are being received:

•	You may continue to exercise all contractual rights, except that no Contributions may be made.

•	You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.

•	Charges and fees under the Contract continue to apply.
Periodic withdrawals will cease on the earlier of the date:

•	The amount elected to be paid under the option selected has been reduced to zero.

•	The Investment Segment Account Value is zero.

•	You request that withdrawals stop.

•	You purchase an annuity payout option.

•	The Owner or the Annuitant dies.
We may limit the number of times you may restart a periodic withdrawal program.
Periodic withdrawals may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59½.

If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:
Income for a specified period (at least 36 months)—You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.
Income of a specified amount (at least 36 months)—You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary.
Any other form of periodic withdrawal acceptable to Great-West, which is for a period of at least 36 months.

In accordance with the provisions outlined in this section, you may request a periodic withdrawal to remit fees paid to your Consultant. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see Cash Withdrawals above.

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Annuity Payouts From the Investment Segment
You can choose the date that you wish annuity payouts from the Investment Segment to start (the Payout Election Date) either when you purchase the Contract or at a later date. You can change your selection at any time up to 30 days before the annuity date that you have selected.
If you do not select a Payout Election Date, payouts will begin on the Annuitant’s 91st birthday. If the Owner does not take annuity payouts from the Investment Segment, the entire Annuity Account Value will be annuitized at that time and any benefit under the GLWB Rider will terminate. If you have initiated Installments under the GLWB Rider, only the Investment Segment will be annuitized.
If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Investment Segment Account Value will be paid out as a variable life annuity with a guaranteed period of 15 years.
The amount to be paid out will be based on the Investment Segment Account Value or Annuity Account Value, if applicable, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Investment Segment Account Value to purchase an annuity payout option is $2,000. If your Investment Segment Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:
Variable life annuity with guaranteed period—This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10 or 15 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner.
Variable life annuity without guaranteed period—This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which the second payout is due.
Any other form of variable annuity payout that is acceptable to Great-West.

Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts.
If you elect to receive a single sum payment, the amount paid is the Surrender Value.
Amount of First Variable Payout
The first payout under a variable annuity payout option will be based on the value of the amounts held in the Investment Segment Sub-Accounts or Annuity Account, if applicable, you have selected on the first valuation date preceding the Annuity Commencement Date. We determine the first payout under a variable annuity option by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return (“AIR”) of 2.5%.
For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant’s age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

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If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, we may deduct the difference with interest from the next payout or payouts. If payouts were too small, we may add the difference with interest to the next payout. This interest is at an annual effective rate which will not be less than the minimum rate allowed by law.
Annuity Units
We determine the number of Annuity Units paid for each Sub-Account by dividing the amount of the first payout by its Annuity Unit value on the first valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.
Amount of Variable Payouts After the First Payout
Payouts after the first will vary depending upon the investment performance of the Investment Segment Sub-Accounts. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 2.5% AIR. Likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 2.5% AIR. We determine the subsequent amount paid from each Sub-Account by comparing the actual performance of the Sub-Account to the AIR.
Transfers After the Variable Annuity Commencement Date
Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Investment Segment Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Investment Segment Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.
Other Restrictions (Investment Segment Only)
Once payouts start from the Investment Segment under the annuity payout option you select:

•	no changes can be made in the payout option;

•	no additional Contributions to the Investment Segment will be accepted under the Contract; and

•	no further withdrawals, other than withdrawals made to provide annuity benefits or satisfy the terms of the GLWB Rider, will be allowed.
A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the Annuity Commencement Date , we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government. State income tax withholding may also apply. Please see Federal Tax Matters below for details.

Guaranteed Lifetime Withdrawal Benefit
When you purchase the Contract, you have the option of allocating Contributions under the GLWB Rider to a Covered Fund(s) in the Income Segment. If you exercise this option, the GLWB will provide you with a Guaranteed Lifetime Withdrawal Benefit, provided all conditions, described below, are met.
GLWB Accumulation Phase
The GLWB Accumulation Phase begins when you make a GLWB election by investing in a Covered Fund(s) in the Income Segment. The GLWB Accumulation Phase ends when you elect to begin taking GAWs. During the Accumulation Phase, a Benefit Base will be established which will be used later to determine, in part, the amount of your GAWs. You may elect the GLWB by allocating Contributions to the Covered Fund(s) on any Business Day as long as you are younger than age 85 on the GLWB Rider Election Date. We will record the GLWB Rider Election Date.

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Guarantee Benefit Fee
The annual Guarantee Benefit Fee is assessed quarterly, in arrears, during the GLWB Accumulation Phase and GAW Phase. One-fourth of the Guarantee Benefit Fee is deducted quarterly from your Covered Fund(s) Value no later than the 10th Business Day of the month following the calendar quarter end. The Guarantee Benefit Fee will be calculated based on your Covered Fund(s) Value, subject to the Benefit Base cap, as of the date of the deduction. The Benefit Base may or may not equal the Covered Fund Value at the time the Guarantee Benefit Fee is calculated. The Benefit Base will always be greater than or equal to the Covered Fund Value when the Guarantee Benefit Fee is calculated on a Ratchet Date. We reserve the right to change the frequency of the deduction upon thirty (30) days prior written notice. The Guarantee Benefit Fee will not be assessed during the GLWB Settlement Phase.
The first Guarantee Benefit Fee you pay will be pro-rated based on the portion of the quarter in which you allocated Contributions to the Covered Fund(s). The current Guarantee Benefit Fee is 1.00% of the Covered Fund(s) Value held in the Income Segment. We reserve the right to change the frequency and amount of the Guarantee Benefit Fee at our discretion, including, but not limited to, current market conditions, Owner demand, and changes in the design, upon thirty (30) days prior written notice to you. However, the Guarantee Benefit Fee will never be less than 0.70% or greater than 1.50% of your Income Segment Covered Fund(s) Value. We determine the Guarantee Benefit Fee based on observations of a number of long-term experience factors, including, but not limited to, interest rates, volatility, investment returns, expenses, mortality, and lapse rates. As an example, if mortality experience improves faster than we have anticipated, and the population in general is expected to live longer than initially projected, we might increase the Guarantee Benefit Fee to reflect our increased probability of paying longevity benefits. However, improvements in mortality experience is provided as an example only. We reserve the right to change the Guarantee Benefit Fee at our discretion, whether or not these experience factors change (although we will never increase the fee above the maximum or decrease the fee below the minimum). We do not need any particular event to occur before we may change the Guarantee Benefit Fee.
Any change to the fee will affect all assets in the Covered Fund(s) in the Income Segment.
If you terminate the GLWB Rider, a final pro-rated Guarantee Benefit Fee will be deducted based on the portion of the last quarter that the GLWB Rider was in effect.
The Covered Fund(s)
The GLWB Rider only applies to Covered Funds that Great-West approves for use in the Income Segment. The approved Covered Fund is the Great-West SecureFoundation® Balanced Fund—Class L, described in The Portfolios above.
We may, without your consent, offer new Covered Fund(s) or cease offering Covered Fund(s). We will notify you whenever the Covered Fund(s) are changed. If a Covered Fund is closed, you will maintain your Benefit Base in that Covered Fund and all rights under the GLWB Rider unless you Transfer assets out of the Covered Fund or terminate your Contract. Great-West will complete the allocations between the Covered Fund(s) as disclosed in the notice as of the effective date of the change. Such allocation will remain in effect until you Request a different allocation.
Covered Fund Value
Your Covered Fund Value is the aggregate value of each Covered Fund. Your Covered Fund Value may increase with positive market performance or by Contributions to the Income Segment. Your Covered Fund Value may decrease with negative market performance, deduction of the Guarantee Benefit Fee or by taking an Excess Withdrawal or Guaranteed Annual Withdrawals. Your Guarantee Benefit Fee will be calculated based on your Covered Fund Value as of the date the fee is deducted each quarter.
 The Benefit Base
The Benefit Base is separate from your Covered Fund(s) Value. It is not a cash value. Rather, your Benefit Base is used to calculate Installment Payments during the GAW Phase and the Settlement Phase. Your Benefit Base and your Covered Fund(s) Value may not be equal to one another. Although

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your Benefit Base is related to your Covered Fund Value, in that your Benefit Base will be ratcheted up if the Covered Fund Value is greater than your Benefit Base on the Ratchet Date, at all other times during the year your Covered Fund Value may be higher or lower than the Benefit Base depending on market performance and other factors impacting the Covered Fund. Your Initial Benefit Base is the sum of all GLWB Rider Contributions initially allocated to the Covered Fund(s) in the Income Segment on the GLWB Rider Election Date.
Each Covered Fund will have its own Benefit Base. A Covered Fund Benefit Base cannot be transferred to another Covered Fund unless we require a Transfer as a result of the Covered Fund being eliminated or liquidated.

•	We increase your Benefit Base on a dollar-for-dollar basis each time you make a GLWB Rider Contribution to a Covered Fund(s).

•	We decrease your Benefit Base on a proportionate basis each time you make an Excess Withdrawal.

•
On each Ratchet Date during the GLWB Accumulation Phase and the GAW Phase, we will increase your Benefit Base to equal your current Covered Fund Value if your Covered Fund Value is greater than your Benefit Base. (If so, your Benefit Base will then reflect positive Covered Fund performance.)

•	On each Ratchet Date during the GAW Phase, we will adjust your Benefit Base to equal your Current Covered Fund Value if an Interest Rate Reset as described below results in a higher GAW Amount.
A few things to keep in mind regarding the Benefit Base:

•
The Benefit Base is used only for purposes of calculating your Installment Payments during the GAW Phase and the GLWB Settlement Phase. It has no other purpose. The Benefit Base does not provide and is not available as a cash value or settlement value.

•	It is important that you do not confuse your Benefit Base with the Covered Fund(s) Value.

•
During the GLWB Accumulation Phase and the GAW Phase, the Benefit Base will be re-calculated on an annual basis, as described below, and each time you make a GLWB Rider Contribution or take an Excess Withdrawal.

Subsequent Contributions to Your Covered Fund(s)
During the GLWB Accumulation Phase, you may make additional GLWB Rider Contributions to the Covered Fund(s) in addition to your initial GLWB Rider Contribution.  Additional GLWB Rider Contributions may not be made after the GLWB Accumulation Phase ends. Any subsequent GLWB Rider Contribution is subject to any minimum investment or transfer requirements imposed by the Contract. Please see the Covered Fund(s) prospectus for more information.
All additional GLWB Rider Contributions made after the GLWB Rider Election Date will increase the Benefit Base dollar-for-dollar on the date the GLWB Rider Contribution is made.  We will not consider the additional purchase of shares of a Covered Fund(s) through reinvested dividends, capital gains, and/or settlements to be a GLWB Rider Contribution. However, they will increase the Covered Fund(s) Value.
We reserve the right to reject additional GLWB Rider Contributions at any time at our discretion. Great-West will provide you with 30 days prior written notice if we determine not to accept additional GLWB Rider Contributions. If Great-West refuses additional GLWB Rider Contributions, you will retain all other rights under the GLWB Rider.
Annual Adjustments to Your Benefit Base
During the Accumulation Phase, a Ratchet Date is the anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. On each Ratchet Date, we will evaluate your Benefit Base, and will adjust your Benefit Base to equal the greater of:

•	your current Benefit Base; or

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•	your current Covered Fund(s) Value.
Please note that even though your Covered Fund(s) Value may increase throughout the year due to capital appreciation , the Benefit Base will not similarly increase until the next Ratchet Date. Unlike Covered Fund(s) Value, your Benefit Base will never decrease solely due to negative Covered Fund(s) performance.
Please note that annual adjustments to your Benefit Base will not impact your Covered Fund Value. Your Covered Fund Value can only increase or decrease as described above.
Benefit Base Cap
The Benefit Base may not exceed $5 million. Any value over $5 million will be considered excess Covered Fund(s) Value and will not be used to calculate GAWs. An Owner may Transfer or Distribute any excess Covered Fund(s) Value on a dollar for dollar basis without reducing the Benefit Base and such transfers will not be considered an Excess Withdrawal. However, if the Covered Fund(s) Value falls below $5 million due to an Excess Withdrawal, the Benefit Base will be adjusted as described below.
Excess Withdrawals
The Benefit Base may be adjusted as a result of Excess Withdrawals. During the GLWB Accumulation Phase, except as described above with respect to the Benefit Base Cap, any withdrawals or Transfers from your Covered Fund(s) Value will be categorized as Excess Withdrawals.
You may make withdrawals or change your investments at any time and in any amount that you wish, subject to any federal tax limitations. Additionally, any withdrawals to satisfy your required minimum distribution obligations under the Code (Qualified Annuity Contract owners only) will be considered an Excess Withdrawal if taken during the GLWB Accumulation Phase.
You should carefully consider the effect of an Excess Withdrawal on both the Benefit Base and the Covered Fund(s) Value during the GLWB Accumulation Phase, as this may affect your future benefits under the GLWB Rider. You are solely responsible for any adverse consequences that may result from any Distributions or withdrawals. You should consult with a financial advisor prior to taking a Distribution or making a withdrawal. In the event you decide to take an Excess Withdrawal, as discussed below, your Covered Fund(s) Value will be adjusted dollar-for-dollar in the amount of the Excess Withdrawal. The Benefit Base will be adjusted at the time the Excess Withdrawal is made by the ratio of the Covered Fund(s) Value immediately after the Excess Withdrawal to the Covered Fund(s) Value immediately before the Excess Withdrawal. Accordingly, your Benefit Base could be reduced by more than the amount of the withdrawal.

Types of Excess Withdrawals
A Distribution or Transfer during the GLWB Accumulation Phase is considered an Excess Withdrawal. An Excess Withdrawal will reduce your Benefit Base and Covered Fund(s) Value. A Distribution occurs when money is paid to you. A Transfer is the movement of money from one Covered Fund to any other Sub-Account, including another Covered Fund.  If you Transfer any amount out of a Covered Fund, then you will be prohibited from making any Transfers into the same Covered Fund for at least ninety (90) calendar days.
Numerical Example
Excess Withdrawals during the GLWB Accumulation Phase are illustrated as follows:
Covered Fund Value before the Excess Withdrawal adjustment = $50,000
Benefit Base = $100,000
Excess Withdrawal amount: $10,000
Covered Fund Value after adjustment= $50,000 - $10,000 = $40,000
Covered Fund Value adjustment = $40,000/$50,000 = 0.80

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Adjusted Benefit Base = $100,000 x 0.80 = $80,000
Fees Associated with the Covered Fund(s)
Neither the Guarantee Benefit Fee, the mortality and expense charge, nor any other fees or charges assessed to the Covered Fund(s) Value as directed by a Consultant and as agreed to by Great-West will be treated as an Excess Withdrawal. Additionally, you may make a withdrawal of up to 1.5% of the Covered Fund(s) Value to pay for asset management or advisory service fees associated with the Income Segment without the withdrawal being considered an Excess Withdrawal. If these fees exceed 1.5% of the Covered Fund(s) Value, and the entire amount of the fees are withdrawn from the Covered Fund(s) Value, the amount withdrawn above the 1.5% limit will be considered an Excess Withdrawal and will reduce the Benefit Base as described above.

Treatment of a Distribution During the GLWB Accumulation Phase
At the time of any partial or periodic Distribution, if the Covered Person is 59½ years of age or older, you may elect to begin the GAW Phase (as described below) and begin receiving GAWs at that time. If you choose not to begin the GAW Phase, the Distribution will be treated as an Excess Withdrawal and will reduce your Covered Fund(s) Value and your Benefit Base (as described above).
If the Covered Person is not yet 59½ years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal as described above.
Any Distribution made during the Accumulation Phase to satisfy any contribution limitation imposed under federal law will be considered an Excess Withdrawal at all times. You should consult a qualified tax advisor regarding contribution limits and other tax implications.
Death During the GLWB Accumulation Phase
In the case of a Non-Qualified Annuity Contract, if an Owner dies before the Initial Installment Date, the GLWB will terminate and the Covered Fund(s) Value will be paid to the Beneficiary in accordance with the terms of the Contract (unless a Spouse Beneficiary makes an election to continue the Contract as provided in this section).
If a Spouse Beneficiary who was legally married to the deceased Owner under applicable law as of the date of death becomes the sole Owner and Beneficiary under the terms of the Contract, the Spouse Beneficiary may continue the Contract and maintain the deceased Owner’s current Benefit Base as of the date of death. In this case, the Ratchet Date will continue to be the same date as it was under the deceased Owner. A Spouse Beneficiary also has the option to establish a new GLWB Rider Election Date with a new Benefit Base based on the current Covered Fund Value. In this case, the Ratchet Date will be the anniversary of the new GLWB Rider Election Date. In either situation, the Spouse Beneficiary will become the sole Owner. The new Owner will be subject to all terms and conditions of the GLWB Rider, Contract and the Code, if applicable. Any election made by a Spouse Beneficiary pursuant to this section is irrevocable.
A non-Spouse Beneficiary cannot elect to maintain the Benefit Base. Upon the death of the Owner, the deceased Owner’s Covered Fund Value will be liquidated and will be transferred into the Great-West Money Market Sub-Account, or any other fund as approved by Great-West, and distributed to the non-Spouse Beneficiary.
GAW Phase
The GAW Phase begins when you elect to receive GAWs under the GLWB Rider. The GAW Phase continues until the Covered Fund(s) Value reaches zero and the GLWB Settlement Phase begins. The

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GAW Phase cannot begin until all Covered Persons attain age 59½.
To initiate the GAW Phase, you must submit a written Request to Great-West. At that time, you must provide sufficient documentation in good order and in a manner reasonably satisfactory to Great-West for Great-West to determine the age of each Covered Person. You may also begin the GAW Phase by initiating a Distribution while you are in the GLWB Accumulation Phase and the Covered Person(s) is 59½ years of age or older. At that time, you may elect to begin receiving Installments and establish your GAW%. If you choose not to establish the GAW%, the Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. If the Covered Person(s) is not yet 59½ years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. In these situations, the Benefit Base will be adjusted by the ratio of the Covered Fund(s) Value after the Excess Withdrawal to the previous Covered Fund(s) Value.
Because the GAW Phase cannot begin until all Covered Persons under the GLWB Rider attain age 59½, any Distributions taken before then will be considered Excess Withdrawals and will be deducted from the Covered Fund(s) Value and Benefit Base.  See GLWB Accumulation Phase above for more information. No GLWB Rider Contributions may be made to the Covered Fund(s) on and after the Initial Installment Date, which is the date that GAWs begin. If the Annuity Account is not held jointly, the Owner’s Spouse must be the sole Beneficiary. Installments will not begin until such change is made.
Because of decreasing life expectancy as you age, in certain circumstances, the longer you wait to start taking GAWs, the less likely it is that you will benefit from your GLWB Rider. On the other hand, the earlier you begin taking GAWs, the lower the GAW Percentage you will receive and therefore the lower your GAWs (if any) will be. You should talk to your Consultant or tax advisor before initiating the GAW Phase to determine the most financially beneficial time for you to begin taking GAWs.
Calculation of Guaranteed Annual Withdrawals
Please note how the GAW is calculated because it will affect the benefits you receive under the GLWB Rider.  Once you initiate the GAW Phase by submitting a Request to begin receiving GAW payments, we will verify the age of the Covered Person(s) and then determine the amount of the GAW.
To determine the amount of the GAW, we will compare the current Benefit Base to the current Covered Fund Value on the Initial Installment Date. If the Covered Fund Value is greater than the Benefit Base, we will increase the Benefit Base to equal the Covered Fund Value, and the GAW will be based on the increased Benefit Base amount.
During the GAW Phase, your Benefit Base may receive an annual adjustment. This adjustment is discussed below, and, if applicable, will occur on your Ratchet Date. Your Ratchet Date will become the anniversary of the Initial Installment Date and will no longer be the anniversary of the GLWB Rider Election Date as it was during the GLWB Accumulation Phase.

We use your Benefit Base to calculate the GAW you receive. However, even though the Benefit Base may be adjusted annually, your GAW% will not change unless there is an Interest Rate Reset of the GAW%. See Annual Review of Your GAW% below.
Please note that Installments during the GAW Phase will reduce your Covered Fund(s) Value on a dollar-for-dollar basis, but they will not reduce your Benefit Base.
Calculation of Installment Amount
The GAW% is based in part on the age of the Covered Person(s) as of the date we calculate the first Installment and the current 10YR as of the previous weekly closing yield as of the last Business Day of the week prior to beginning Installments. If there are two Covered Persons, the GAW% is based on the age of the younger Covered Person multiplied by the Joint Withdrawal Adjustment of 0.90.

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The GAW% for a single Covered Person, subject to a minimum and maximum GAW%, is based on the following schedule:

Guaranteed Annual Withdrawal % Table
10YR	Age 59½ - 64	Age 65 - 69	Age 70 +
<4%	3.00%	4.00%	4.50%
4% - 4.99%	3.15%	4.50%	4.95%
5% - 5.99%	3.85%	5.50%	6.05%
6% - 6.99%	4.55%	6.50%	7.15%
7% - 7.99%	5.25%	7.50%	8.25%
8%+	5.60%	8.00%	8.30%
For Joint Covered Persons, the same table is used and based on the age of the youngest Covered Person but an additional adjustment, the Joint Withdrawal Adjustment, of 0.90 is applied.
To calculate the GAW, we multiply the Benefit Base by the GAW%, calculated based on the table above, on the Initial Installment Date. The amount of the Installment equals the GAW divided by the number of payments per year under the elected Installment Frequency Option, as described below.
Numerical Examples of the Guaranteed Annual Withdrawal

Scenario #1:	72 Year Old Single Covered Person
10YR = 5.42%

Benefit Base = $80,000
Single GAW%: 6.05%, (See Guaranteed Annual Withdrawal % Table: Row: 5% - 5.99%; Column: 70+)
GAW = $4,840 ($80,000 x 6.05%)

Scenario #2:	68 Year Old Joint Covered Person with a 63 Year Old Spouse
10YR = 6.44%

Benefit Base = $80,000
Single GAW%: 4.55% (See Guaranteed Annual Withdrawal % Table: Row: 6% - 6.99%; Column: 59½ - 64)
Joint GAW% = 4.55% x 0.90 = 4.095% (Single GAW% x Joint Withdrawal Adjustment)
GAW = $3,276 ($80,000 x 4.095%)

Scenario #3:	60 Year Old Single Covered Person
10YR = 3.7%
Benefit Base = $80,000
Single GAW%: 3.0% (See Guaranteed Annual Withdrawal % Table: Row: <4%; Column: 59½ - 64)
GAW = $2,400 ($80,000 x 3.0%)

Scenario #4:	71 Year Old Joint Covered Person with a 65 Year Old Spouse
10YR = 3.0%
Benefit Base = $80,000

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Single GAW%: 4.00% (See Guaranteed Annual Withdrawal % Table: Row: <4%; Column: 65 - 69)
Joint GAW% = 4.00% x 0.90 = 3.60% (Single GAW% x Joint Withdrawal Adjustment)
GAW = $2,880 ($80,000 x 3.6%)
Any election which affects the calculation of the GAW is irrevocable. Please consider all relevant factors when making an election to begin the GAW Phase. For example, an election to begin receiving Installments based on a sole Covered Person cannot subsequently be changed to joint Covered Persons once the GAW Phase has begun. Similarly, an election to receive Installments based on joint Covered Persons cannot subsequently be changed to a sole Covered Person. Installments will reduce the Covered Fund(s) Value on a dollar-for-dollar basis.
Installment Frequency Options
Your Installment Frequency Options are as follows:

(a)	Annual – the GAW will be paid on the Initial Installment Date and each anniversary annually, or next business day, thereafter.

(b)	Semi-Annual – half of the GAW will be paid on the Initial Installment Date and in Installments every 6 month anniversary, or next business day, thereafter.

(c)	Quarterly – one quarter of the GAW will be paid on the Initial Installment Date and in Installments every 3 month anniversary, or next business day, thereafter.

(d)	Monthly – one-twelfth of the GAW will be paid on the Initial Installment Date and in Installments every monthly anniversary, or next business day, thereafter.
You may Request to change the Installment Frequency Option starting on each Ratchet Date during the GAW Phase.
Lump Sum Distribution Option
At any time during the GAW Phase, if you are receiving Installments more frequently than annually, you may elect to take a lump sum Distribution up to the remaining scheduled amount of the GAW for that year.
Numerical Example of Lump Sum Distribution
Assume the following:
GAW = $4,800 with a monthly distribution of $400
Three monthly Installments have been made (3 x $400 = $1,200)
Remaining GAW = GAW – paid Installments to date = $4,800 - $1,200 = $3,600
So, a Lump Sum Distribution of $3,600 may be taken.
Suspending and Re-Commencing Installments After a Lump Sum Distribution
It is your responsibility to Request the suspension of the remaining Installments that are scheduled to be paid during the year until the next Ratchet Date. If you choose not to suspend the remaining Installments for the year, an Excess Withdrawal may occur.  See Effect of Excess Withdrawals During the GAW Phase described below.
After receiving a Lump Sum Distribution and suspending Installments, you must notify Great-West that you wish to recommence Installment payments for the next year. Great-West must receive notice 30 calendar days before the next Ratchet Date that you wish to recommence payments; otherwise, Great-West will not make any Installments. The Ratchet Date will not change if Installments are suspended.
The Owner is solely responsible for any adverse consequences that may result of any Distributions or withdrawals. The Owner should consult with a financial advisor prior to making any withdrawals.

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Annual Review of Your GAW%
Once a year, on your Ratchet Date, we will review your GAW and may make an adjustment by increasing your GAW amount. This adjustment, if applicable, will be made either by an Interest Rate Reset or by a Ratchet. We first will determine whether an Interest Rate Reset is applicable. If an Interest Rate Reset is applicable, the GAW will automatically increase to the higher GAW amount. We then will determine if a Ratchet is applicable and results in a higher GAW. If neither calculation is applicable, then no adjustment to the GAW will be made.
Interest Rate Reset. For an Interest Rate Reset, we will calculate a hypothetical GAW by multiplying the Covered Fund(s) Value, subject to the Benefit Base cap, by a GAW% based on the current 10YR and your age on the Initial Installment Date (and including the Joint Withdrawal Adjustment, if applicable). We will then compare the result of that hypothetical calculation to your previous GAW to determine if the hypothetical GAW is higher than your previous GAW. If so, we will adjust the GAW to the higher amount and will adjust the Benefit Base to equal the current Covered Fund Value. An adjustment to the GAW will increase or decrease the Benefit Base.
Ratchet. Just like the Accumulation Phase, we will compare the Covered Fund Value to determine if it exceeds the Benefit Base. If so, we will adjust the Benefit Base to equal the Covered Fund Value. For purposes of determining whether the Ratchet is more favorable than both the current GAW and the Interest Rate Reset, we will calculate a hypothetical GAW based on the Ratchet’s adjusted Benefit Base and prior year’s GAW%. We will then compare that to the current GAW and the GAW that would result from an Interest Rate Reset, as demonstrated in the examples below.

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Numerical Example #1: Interest Rate Reset is Most Beneficial
Prior Year GAW
Prior Benefit Base		$450,000
Prior GAW%		4.00%
Prior GAW		$18,000

Inputs to Annual Review of your GAW
Current Covered Fund Value		$445,000
Current 10YR		4.10%
Age/Joint Election on Initial Installment Date
Single or Joint Withdrawals		Single
Age Withdrawals Started		65

Comparison Calculations
#1: Interest Rate Reset
First, use table below to determine Single GAW% based on current 10YR
10YR	Age 59½ - 64	Age 65 - 69	Age 70+
<4%	3%	4%	4.50%
4% to 4.99%	3.15%	4.50%	4.95%
5% to 5.99%	3.85%	5.50%	6.05%
6% to 6.99%	4.55%	6.50%	7.15%
7% to 7.99%	5.25%	7.50%	8.25%
8%+	5.60%	8%	8.30%
Single GAW% (4.50%)				4.50%
Interest Rate Reset GAW: $445,000 x 4.500%				$20,025

#2: Ratchet
Is $445,000 higher than $450,000?				No
Ratchet Benefit Base: NA, Covered Fund Value less than Prior Benefit Base				NA
Ratchet GAW: NA				NA

Highest Calculation and Resulting GAW
New GAW: Greatest of Prior GAW ($18,000) and Interest Rate Reset GAW ($20,025)				$20,025
New Benefit Base Based on Interest Rate Reset GAW: $445,000 x 4.500%				$445,000
New GAW% Based on Interest Rate Reset GAW: $445,000 x 4.500%				4.50%

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Numerical Example #2: Ratchet is Most Beneficial
Prior Year GAW
Prior Benefit Base		$250,000
Prior GAW%		5.50%
Prior GAW		$13,750

Inputs to Annual Review of your GAW
Current Covered Fund Value		$275,000
Current 10YR		4.80%
Age/Joint Election on Initial Installment Date
Single or Joint Withdrawals		Single
Age Withdrawals Started		65

Comparison Calculations
#1: Interest Rate Reset
First, use table below to determine Single GAW% based on current 10YR
10YR	Age 59½ - 64	Age 65 - 69	Age 70+
<4%	3%	4%	4.50%
4% to 4.99%	3.15%	4.50%	4.95%
5% to 5.99%	3.85%	5.50%	6.05%
6% to 6.99%	4.55%	6.50%	7.15%
7% to 7.99%	5.25%	7.50%	8.25%
8%+	5.60%	8%	8.30%
Single GAW% (4.50%)				4.50%
Interest Rate Reset GAW: $275,000 x 4.500%				$12,375

#2: Ratchet
Is $275,000 higher than $250,000?				Yes
Ratchet Benefit Base: Current Covered Fund Value				$275,000
Ratchet GAW: 275,000 x 5.500%				$15,125

Highest Calculation and Resulting GAW
New GAW: Greatest of Prior GAW ($13,750), Interest Rate Reset GAW ($12,375) and Ratchet GAW ($15,125)				$15,125
New Benefit Base Based on Ratchet GAW: $275,000 x 5.500%				$275,000
New GAW% Based on Ratchet GAW: $275,000 x 5.500%				5.50%

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Numerical Example #3: Prior GAW is Most Beneficial
Prior Year GAW
Prior Benefit Base		$120,000
Prior GAW%		6.05%
Prior GAW		$7,260

Inputs to Annual Review of your GAW
Current Covered Fund Value		$100,000
Current 10YR		4.54%
Age/Joint Election on Initial Installment Date
Single or Joint Withdrawals		Single
Age Withdrawals Started		71

Comparison Calculations
#1: Interest Rate Reset
First, use table below to determine Single GAW% based on current 10YR
10YR	Age 59½ - 64	Age 65 - 69	Age 70+
<4%	3%	4%	4.50%
4% to 4.99%	3.15%	4.50%	4.95%
5% to 5.99%	3.85%	5.50%	6.05%
6% to 6.99%	4.55%	6.50%	7.15%
7% to 7.99%	5.25%	7.50%	8.25%
8%+	5.60%	8%	8.30%
Single GAW% (4.95%)				4.95%
Interest Rate Reset GAW: $100,000 x 4.950%				$4,950

#2: Ratchet
Is $100,000 higher than $120,000?				No
Ratchet Benefit Base: NA, Covered Fund Value less than Prior Benefit Base				NA
Ratchet GAW: NA				NA

Highest Calculation and Resulting GAW
GAW: Greatest of Prior GAW ($7,260) and Interest Rate Reset GAW ($4,950)				$7,260
Benefit Base Based on Prior GAW				$120,000
GAW% Based on Prior GAW				6.05%

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Numerical Example #4: Interest Rate Reset is Most Beneficial
Prior Year GAW
Prior Benefit Base		$120,000
Prior GAW%		6.05%
Prior GAW		$7,260

Inputs to Annual Review of your GAW
Current Covered Fund Value		$90,000
Current 10YR		7.41%
Age/Joint Election on Initial Installment Date
Single or Joint Withdrawals		Single
Age Withdrawals Started		71

Comparison Calculations
#1: Interest Rate Reset
First, use table below to determine Single GAW% based on current 10YR
10YR	Age 59½ - 64	Age 65 - 69	Age 70+
<4%	3%	4%	4.50%
4% to 4.99%	3.15%	4.50%	4.95%
5% to 5.99%	3.85%	5.50%	6.05%
6% to 6.99%	4.55%	6.50%	7.15%
7% to 7.99%	5.25%	7.50%	8.25%
8%+	5.60%	8%	8.30%
Single GAW% (8.25%)				8.25%
Interest Rate Reset GAW: $90,000 x 8.250%				$7,425

#2: Ratchet
Is $90,000 higher than $120,000?				No
Ratchet Benefit Base: NA, Covered Fund Value less than Prior Benefit Base				NA
Ratchet GAW: NA				NA

Highest Calculation and Resulting GAW
New GAW: Greatest of Prior GAW ($7,260) and Interest Rate Reset GAW ($7,425)				$7,425
New Benefit Base Based on Interest Rate Reset GAW: $90,000 x 8.250%				$90,000
New GAW% Based on Interest Rate Reset GAW: $90,000 x 8.250%				8.25%

Numerical Example #5: Ratchet is Most Beneficial
Prior Year GAW
Prior Benefit Base	$120,000
Prior GAW%	6.05%
Prior GAW	$7,260

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Inputs to Annual Review of your GAW
Current Covered Fund Value		$140,000
Current 10YR		3.98%
Age/Joint Election on Initial Installment Date
Single or Joint Withdrawals		Single
Age Withdrawals Started		71

Comparison Calculations
#1: Interest Rate Reset
First, use table below to determine Single GAW% based on current 10YR
10YR	Age 59½ - 64	Age 65 - 69	Age 70+
<4%	3%	4%	4.50%
4% to 4.99%	3.15%	4.50%	4.95%
5% to 5.99%	3.85%	5.50%	6.05%
6% to 6.99%	4.55%	6.50%	7.15%
7% to 7.99%	5.25%	7.50%	8.25%
8%+	5.60%	8%	8.30%
Single GAW% (4.50%)				4.50%
Interest Rate Reset GAW: $140,000 x 4.500%				$6,300

#2: Ratchet
Is $140,000 higher than $120,000?				Yes
Ratchet Benefit Base: Current Covered Fund Value				$140,000
Ratchet GAW: 140,000 x 6.05%				$8,470

Highest Calculation and Resulting GAW
New GAW: Greatest of Prior GAW ($7,260), Interest Rate Reset GAW ($6,300) and Ratchet GAW ($8,470)				$8,470
New Benefit Base Based on Ratchet GAW: $140,000 x 6.050%				$140,000
New GAW% Based on Ratchet GAW: $140,000 x 6.050%				6.05%
Payments on Death During GAW Phase
If an Owner Dies After the Initial Installment Date as a Single Covered Person for Non-Qualified Annuity Contracts
If an Owner dies after the Initial Installment date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value will be liquidated and will be transferred into the Great-West Money Market Sub-Account, or any other fund as approved by Great-West, and distributed to the Beneficiary. If permitted by the Contract and the Code, if applicable, the Beneficiary may elect to have a new Contract issued with the Beneficiary as the sole Owner and Covered Person, in which event an initial Benefit Base will be established and he or she will be subject to all terms and conditions of the Contract and the Code , if applicable. Any election made by the Beneficiary is irrevocable.
If an Owner Dies After the Initial Installment Date while Second Covered Person is Living for Non-Qualified Annuity Contracts
Upon the death of an Owner after the Initial Installment Date, and while a second Covered Person who was legally married to the deceased Owner under applicable law on the date of death is still living, the surv

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iving Covered Person will become the sole Owner and Beneficiary (if permitted by the terms of the Contract and the Code, if applicable), and he or she will acquire all rights under the Contract and will continue to receive GAWs based on the deceased Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s beneficiary will receive any remaining Covered Fund(s) Value if such death occurs before the GLWB Settlement Phase. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund(s) Value as a lump sum Distribution. In either situation the Ratchet Date will be the date when the Annuity Account is established.
To the extent the surviving Covered Person/Beneficiary becomes the sole Owner, he or she will be subject to all terms and conditions of the Contract, the GLWB Rider and the Code, if applicable.
Any election made by the Beneficiary pursuant to this section is irrevocable.
If the Owner Dies After the Initial Installment Date as a Single Covered Person for Qualified Annuity Contracts
If the Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value will be distributed to the Beneficiary in accordance with the terms of the Contract. If permitted by the Contract and the Code, the Owner’s Beneficiary may elect to continue the Contract in which event an initial Benefit Base will be established and he or she will be subject to all terms and conditions of the GLWB Rider and the Code. Any election made by the Beneficiary is irrevocable.
If the Owner Dies After the Initial Installment Date while Second Covered Person is Living for Qualified Annuity Contracts
Upon the death of an Owner after the Initial Installment Date, and while the second Covered Person is still living, the second Covered Person/Beneficiary may elect to become an Owner (if permitted by the Contract and the Code) and he or she will acquire all rights under the GLWB Rider and continue to receive GAWs based on the original Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s beneficiary will receive any remaining Covered Fund Value. Alternatively, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner. In either situation the Ratchet Date will be the date when the Account is established.
To the extent the Beneficiary becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Effect of Excess Withdrawals During the GAW Phase
After the Initial Installment Date, the portion of Distributions or Transfers, that, combined with all other amounts, exceeds the GAW amount will be considered an Excess Withdrawal. The Benefit Base will be adjusted by the ratio of the new Covered Fund(s) Value (after the Excess Withdrawal) to the previous Covered Fund(s) Value (before the Excess Withdrawal). If an Excess Withdrawal occurs, the GAW and current Benefit Base will be adjusted on the next Ratchet Date.
If an Owner requests a Distribution or Transfer over the telephone, Great-West will advise the Owner whether such Distribution or Transfer will be considered an Excess Withdrawal and/or advise the maximum amount that he or she could receive prior to the Distribution or Transfer being considered an Excess Withdrawal. Alternatively, if an Owner makes a Request in writing, Great-West will advise the Owner that Excess Withdrawals could reduce future benefits by more than the dollar amount of the Excess Withdrawal and that the Owner may contact Great-West by telephone to determine whether, as of the date of the Request, the requested Distribution or Transfer would be considered an Excess Withdrawal. The actual dollar effect of such Distribution or Transfer will be determined as of the date that Great-West receives the Request, subject to the terms set forth in the written Request.

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Numerical Example:

Covered Fund Value before GAW =	$55,500
Benefit Base =	$100,000
GAW % =	5.5%
GAW Amount =	$100,000 x 5.5% = $5,500

Total annual withdrawal:	$10,500
Excess Withdrawal =	$10,500 – $5,500 = $5,000
Covered Fund Value after GAW =	$55,500 – $5,500 = $50,000
Covered Fund Value after Excess Withdrawal =	$50,000 – $5,000 = $45,000
Adjustment due to Excess Withdrawal =	$45,000/$50,000 = 0.90
Adjusted Benefit Base =	$100,000 x 0.90 = $90,000
Adjusted GAW Amount =	$90,000 x 5.5% = $4,950
(Assuming no GAW increase on succeeding Ratchet Date)

GLWB Settlement Phase
The GLWB Settlement Phase begins when the Covered Fund(s) Value has reduced to zero as a result of negative Covered Fund(s) performance, payment of the Guarantee Benefit Fee, certain other fees (e.g., Mortality and Expense fees, advisory fees or asset management fees), and/or GAWs, but the Benefit Base is still positive.
When the GLWB Settlement Phase begins, if the remaining Covered Fund(s) Value is less than the amount of the final Installment in the GAW Phase, Great-West will pay the remaining balance of the Installment within 7 days from the Installment Date. Installments continue for your life under the terms of the GLWB Rider, but all other rights and benefits under the GLWB Rider will terminate. Installments will continue in the same frequency as previously elected, and cannot be changed during the Settlement Phase.
Distributions and Transfers are not permitted during the Settlement Phase.
During the Settlement Phase, the Guarantee Benefit Fee will not be deducted. When the last Covered Person dies during the Settlement Phase, the GLWB Rider will terminate and no Installments will be paid to the Beneficiary.
Divorce and the Income Segment
Divorce During the GLWB Accumulation Phase – Non-Qualified Annuity Contracts
If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree before the Initial Installment Date, the Owner(s) must immediately notify us and provide a copy of the Decree and any other information that we may require.
If the former Spouse of the Owner becomes the sole Owner of the Annuity Account by a settlement agreement or a court-issued divorce Decree, the Owner may request that the Contract be reissued with the former Spouse as the sole Owner, otherwise the Contract and GLWB Rider will be terminated. If the Contract is so reissued, the current Benefit Base will be maintained.
If the Annuity Account is divided between the Owner and the Owner’s former Spouse by a settlement agreement or a court-issued divorce Decree, the Owner(s) may request that the Contract be reissued as one new Contract with one of the former Spouses as sole Owner and Covered Person, or as two new Contracts, each with one of the former Spouses as Owner and Covered Person. Otherwise the Contract and GLWB Rider will be terminated. If the Contract is reissued as one new Contract, the Benefit Base will be proportionate to the share of the Covered Fund Value allocated to the former Spouse as of the date of reissuance. If the Contract is reissued as two new Contracts, the Benefit Base will be divided in the same

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proportion as the respective Covered Fund Values as of the date of reissuance.
Divorce During the GLWB Accumulation Phase – Qualified Annuity Contracts
Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree received during the GLWB Accumulation Phase. The Alternate Payee will be responsible for submitting a Request to begin Distributions in accordance with the Code .
If the Alternate Payee named in the Decree is the Owner’s Spouse during the Accumulation Phase, he or she may elect to become an Owner, either by maintaining the current Benefit Base of the previous Owner, divided pursuant to the terms of the Decree, or establishing a new Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established and he or she will continue as an Owner. If the Alternate Payee elects to maintain the current Benefit Base, the Benefit Base will be divided between the Owner and the Alternate Payee in the same proportion as their respective Covered Fund Values pursuant to the terms of the Decree In either situation, the Alternate Payee’s Election Date will be the date the Annuity Account is established.
To the extent that the Alternate Payee becomes an Owner, she or he will be subject to all terms and conditions of the Contract.
Any election made by the Alternate Payee pursuant to this section is irrevocable
Divorce During the GAW Phase – Non-Qualified Annuity Contracts
If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce decree after the Initial Installment Date but before the GLWB Settlement Phase, the Owner(s) must immediately notify Great-West and provide the information that Great-West requires.
If the former Spouse of the Owner becomes the sole Owner of the Annuity Account, the Owner(s) may request that the Contract be reissued as a new Contract with the former Spouse as the sole Owner and Covered Person. Otherwise, the Contract will be terminated and any remaining Covered Fund(s) Value will be distributed to the former Spouse of the Owner in accordance with the terms of the Contract. If the Contract is reissued, the current Benefit Base will be maintained but a new GAW will be computed if and when the new Owner becomes eligible to elect, and elects, to receive the GAW. A new Ratchet Date will be established for the new Owner on the date the new Contract and GLWB Rider are issued.
If the Annuity Account is divided between the Owner and the Owner’s former Spouse, the Owner(s) may request that the Contract be reissued as one new Contract with one of the former Spouses as Owner and Covered Person, or as two new Contracts, each with one of the former Spouses as Owner and Covered Person. Otherwise the Contract will be terminated. If the Contract is reissued as one new Contract, the Benefit Base will be proportionate to the Owner’s share of the Covered Fund(s) Value as of the date of reissuance. If the Contract is reissued as two new Contracts, the Benefit Base will be divided in the same proportion as the respective Covered Fund(s) Values as of the date of reissuance. The GAWs will be calculated based on the Single Covered Person GAW% after the Annuity Accounts are split, and new Ratchet Dates will be established for each Owner on the date the Annuity Accounts are split. In the alternative, the former Spouse of the Owner may establish a new GLWB in the GLWB Accumulation Phase with the Benefit Base based on the current Covered Fund(s) Value on the date his or her Annuity Account is established.
Divorce During the GAW Phase – Qualified Annuity Contracts
Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree approved during the GAW Phase. The Alternate Payee will be responsible for submitting a Request to begin Distributions in accordance with the Code.
Pursuant to the instructions in the Decree, if there is a single Covered Person, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the

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Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner.
Pursuant to the instructions in the Decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the joint Covered Persons GAW%. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the joint Covered Persons GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the Alternate Payee on the date the Annuity Accounts are split.
In the alternative, the Alternate Payee may establish a new GLWB in the Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.
To the extent that the Alternate Payee becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Any election made by the Alternate Payee pursuant to this section is irrevocable.
Divorce During the GLWB Settlement Phase
If a Request is made in connection with a divorce, Great-West will divide the Installment pursuant to the terms of any settlement or divorce decree. Installments will continue pursuant to the lives of each payee.
Termination of the GLWB Rider
The GLWB Rider will terminate upon the earliest of:
(a) the date of death of the Owner if there is no surviving Covered Person;
(b) the date there is no longer a Covered Person under the GLWB Rider;
(c) the date the Contract is terminated;
(d) the date the Benefit Base is reduced to zero prior to the GLWB Settlement Phase due to one or more Excess Withdrawals;
(e) the Annuity Commencement Date, if no Installments have been taken;
(f) when the Guarantee Benefit Fee is not received by Great-West, when due; or
(g) In those states that the Contract permits you to change the Owner of the Contract or assign the Contract, upon a change in ownership or assignment unless the new Owner or assignee assumes full ownership and is the surviving Spouse of the Owner or if a former Spouse of the Owner becomes the sole Owner pursuant to a settlement agreement or court-issued divorce decree.
If the GLWB is canceled, the Benefit Base, GAW and any other benefit accrued or received under the GLWB will terminate. The Owner may not make any subsequent GLWB Rider Contributions into the same Covered Fund(s) until at least ninety (90) calendar days after termination of the GLWB, at which point a new GLWB Rider Election Date will be recorded. In such an event, the Benefit Base will be based on the current Covered Fund(s) Value on the date the new GLWB is established.
We will not provide Owners with notice prior to termination of the Contract or GLWB Rider and the Guarantee Benefit Fee will not be refunded upon termination of the GLWB Rider.

You should consult with your financial professional to assist you in determining whether the GLWB Rider is suited for your financial needs and investment risk tolerance. Adding the GLWB Rider to your Contract may not be in your interest since all conditions of the GLWB Rider must be met, an additional annual fee is imposed and a Covered Person must remain living for you to receive certain benefits. Furthermore, the GLWB Rider contains different investment options (Covered Funds) and special investment limitations with conditions than otherwise available under the Contract. You should carefully consider each of these factors before deciding if a GLWB Rider is suitable for your needs, especially at older ages.

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Seek Tax Advice
The following discussion of the federal income tax consequences is only a brief summary of general information, and is not intended as tax advice to any individual. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. You should consult a tax advisor for further information.
Federal Tax Matters
This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax advisor as to how the tax rules apply to you before initiating any transaction.
This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract’s tax status.

Taxation of Annuities
Section 72 of the Code governs the taxation of annuities. An owner who is a “natural person” will not generally be taxed on increases, if any, in the value of the Annuity Account Value until all or part of the Annuity Account Value is distributed (for example, withdrawals, GAW payments or annuity payouts under the annuity payout option elected). Under a Grantor Trust, the Grantor, who must be a natural person, is treated as the Owner of the Contract for tax purposes. The taxable portion of a distribution (in the form of a single sum payout, a withdrawal, a GAW payment or an annuity) is taxable as ordinary income.
Withdrawals
Partial withdrawals, including GAW payments and periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the “investment in the Contract” at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the “investment in the Contract.” The taxable portion of any withdrawal is taxed at ordinary income tax rates.
The IRS has not provided guidance as to the tax treatment of the charge for the GLWB (the Guarantee Benefit Fee) under the Contract. The IRS could treat the deduction of the Guarantee Benefit Fee from the Covered Fund Value as a deemed withdrawal from the contract subject to current income tax to the extent the amount deemed received exceeds the investment in the Contract and, if applicable, the 10% premature distribution penalty tax. We do not currently report charges for the GLWB as withdrawals, but we will do so in the future if the IRS requires that we do so.
Annuity Payouts
Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract. For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract”

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allocated to the variable annuity payouts bears to the number of payouts expected to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected). However, the remainder of each annuity payout is taxable. Once the “investment in the Contract” has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant’s death before full recovery of the “investment in the Contract,” you should consult a competent tax advisor regarding the deductibility of the unrecovered amount.
Under a tax provision enacted in 2010 , if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals.
The taxable portion of any annuity payout is taxed at ordinary income tax rates.
Penalty Tax
There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

•	Made on or after the date on which the Owner reaches age 59½.

•	Made as a result of death or disability of the Owner.

•	Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.
Similar penalties are imposed on premature distributions from Qualified Annuity Contracts. For more details regarding this penalty tax and other exemptions that may be applicable, consult a competent tax advisor.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the Contract because of the death of an Owner. Generally such amounts are included in the income of the recipient as follows:

•	If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above.

•	If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.
Distribution at Death
For a Non-Qualified Annuity Contract to be treated as an annuity contract for federal income tax purposes, the terms of the Contract must provide the following two distribution rules:

•
If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner’s death. If the sole designated Beneficiary is the Owner’s Spouse, the Contract may be continued in the name of the Spouse as Owner.

•
If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

See Required Minimum Distributions from Qualified Annuity Contracts below.
Diversification of Investments
For a Non-Qualified Annuity Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be “adequately diversified” in accordance with Treasury Department Regulations. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Annuity Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the excess of the Annuity Accoun

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t Value over the “investment in the Contract.”
Although we may not control the investments of the Covered Fund(s) or the Portfolios, we expect that the Covered Fund(s) and the Portfolios will comply with such regulations so that the Sub-Accounts will be considered “adequately diversified.” Owners bear the risk that the entire Non-Qualified Annuity Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.
Owner Control
In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account” (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether the IRS will provide additional guidance on this issue and what standards that guidance may contain. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Contract.
Multiple Contracts
All deferred, Non-Qualified Annuity Contracts that Great-West (or our affiliates) issues to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.
Withholding
Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient’s tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.
Section 1035 Exchanges
Code Section 1035 provides that no gain or loss will be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.

If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require you to inform us regarding the federal income tax status of the previous annuity contract.
In Revenue Procedure 2011-38, the IRS eased the restrictions on when a partial transfer between annuity contracts will be treated as a tax-free exchange under Code Section 1035. The original restrictions were imposed by Revenue Procedure 2008-24, which set forth the circumstances under which a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract would be treated by the IRS as a tax-free exchange.
Under Rev. Proc. 2011-38:
1.        The period of time in which cash can be withdrawn from either contract after a partial transfer has been significantly shortened from 12 months beginning on the date of the transfer to 180 days, and
2.        Annuity payments that satisfy the newly enacted partial annuitization rule of IRC § 72(a)(2) will not be treated as a distribution from either the old or new contract.

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Rev. Proc. 2011-38 is effective for transfers that are completed on or after October 24, 2011.
Please discuss any tax consequences concerning any contemplated or completed transactions with a competent tax advisor.
Assignment, Transfer or Exchange of the Contract
Unless otherwise required by the state in which the Contract is issued, the Owner may not be changed and the Contract may not be transferred, sold, assigned, pledged, charged, encumbered, or in any way alienated.
In certain states the Contract permits you to assign your interest in the Contract. In such states, you must submit to us an original or certified copy of the assignment. Once we record the assignment, the Owner’s rights and those of the Beneficiary are subject to the assignment. We are not responsible for the validity of any assignment. In these states, an assignment of the Contract will result in termination of the GLWB Rider except in certain circumstances. See Termination of the GLWB Rider above.
The designation of an Annuitant or other Beneficiary who is not also the Owner may result in adverse tax consequences that are not discussed in this Prospectus.
Investment Income Surtax
In taxable years beginning in 2013, distributions from Non-Qualified Annuity Contracts are considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts as follows: an amount equal to the lesser of (a) “net investment income”; or (b) the excess of a taxpayer’s modified adjusted gross income over a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). “Net investment income” is defined for this purpose as including the excess (if any) of gross income from annuities over allowable deductions, as such terms are defined in the Health Care and Education Reconciliation Act of 2010. The term net investment income excludes any distribution from an IRA or certain other retirement plans or arrangements. The IRS has issued regulations implementing this new provision of the law. Please consult with a competent tax advisor about the impact of the Investment Income Surtax on you. Domestic Partnerships, Civil Unions, and Same-Sex Marriages
The Internal Revenue Service’s Revenue Ruling 2013-17 holds that for all federal tax purposes, including income, gift, and estate tax, the IRS will recognize same-sex marriages that are legally valid in the state where the couple married, regardless of whether the state in which the couple currently resides would recognize the marriage. For federal tax purposes, the term ‘marriage’ does not include registered domestic partnerships, civil unions, or other similar formal relationships recognized under state law that are not denominated a ‘marriage’ under that state’s law. Therefore, domestic partners and individuals in civil unions are not treated as Spouses under this Contract. You are strongly encouraged to consult with a competent tax advisor for additional information on your state’s law regarding civil unions and same-sex marriages.

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Qualified Annuity Contracts
Notwithstanding any provision of the Contract or GLWB Rider, certain provisions apply to Contracts intended to qualify as Individual Retirement Annuities under section 408(b) of the Code:

•	Only the Owner may be the Annuitant of the Contract;

•	Only one Owner may be established under the Contract;

•	The Contract will be established for the exclusive benefit of the Owner and the Beneficiary;

•	The entire interest of the Owner is non-forfeitable;

•
The Contract is non-transferable. The Owner may not borrow any money under the Contract or pledge it as security for a loan. The Owner may not sell, assign or transfer the Contract, unless permitted by a Divorce or Separation Decree.

•
Separate records will be maintained for the interest of each Owner. Great-West will furnish an annual calendar year report on the status of the Contract and such information concerning required minimum distributions as is prescribed by the Commissioner of Internal Revenue.

Contributions to Qualified Annuity Contracts
Except in the case of a “rollover contribution” as permitted by sections 402(c), 402(e)(6), 403(a)(4), 403(b)(8) 403(b)(10) 408(d)(3) or 457(e)(16) of the Code or a Contribution made in accordance with the terms of a Simplified Employee Pension (SEP), as described in § 408(k), Contributions will only be accepted if they are in cash. The total of such Contributions must not exceed the maximum as Section 219(b)(5)(A) of the Code may allow , for any taxable year, regardless of whether such Contributions are deductible by the Owner under Section 219(b)(1) of the Code. In the case of an individual who is age 50 or older, the annual cash Contribution limit is increased by the amount as Section 219(b)(5)(B) of the Code may allow for any taxable year.
The Owner has sole responsibility for determining whether any premium payment meets applicable income tax requirements.
Required Minimum Distributions from Qualified Annuity Contracts
Required Minimum Distributions (“RMDs”) made from the GLWB Rider will only be made in a manner consistent with the required minimum distribution rules or other provisions of the Code.
It is the responsibility of the Owner to Request payments in accordance with the minimum distribution requirements of the Code. Great-West is not responsible for any penalties resulting from a failure to Request timely payments in the proper amount. The Owner must begin to take payments which satisfy the minimum distribution requirements of the Code no later than April 1 of the calendar year following the calendar year in which the Owner attains age 70½.
Any RMD during the GLWB Accumulation Phase will be considered an Excess Withdrawal.
During the GAW Phase, RMDs will not be considered to be Excess Withdrawals if the required minimum distribution causes the total Distributions to exceed the GAW amount to the extent the RMD amount is attributable to the Covered Fund(s).
The Owner should consult a tax advisor regarding withdrawals to satisfy his or her RMD amount
Distributions Before Death in Qualified Annuity Contracts
Notwithstanding any provision of the Contract, GLWB Rider or Endorsement to the contrary, the distribution of the individual’s interest in the Qualified Annuity Contract will be made in accordance with the requirements of Section 408(b)(3) of the Code and the regulations thereunder.

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The Owner’s entire interest in the Contract must be distributed, or begin to be distributed, by the Owner’s required beginning date, which is April 1 of the calendar year following the calendar year in which the Owner reaches age 70½. For that year, and each succeeding year, a distribution must be made on or before December 31. By the required beginning date, the Owner may elect to have the balance in the Contract distributed in one of the following forms:

(a)	a single sum payment;

(b)	equal or substantially equal payments no less frequently than annually over the life of the Owner;

(c)	equal or substantially equal payments no less frequently than annually over the lives of the Owner and the designated Beneficiary;

(d)	equal or substantially equal payments no less frequently than annually over a period not extending beyond the Owner’s life expectancy; or

(e)	equal or substantially equal payments no less frequently than annually over a period not extending beyond the joint life and last survivor expectancy of the Owner and the designated Beneficiary.
All distributions made hereunder will be made in accordance with section 401(a)(9) of the Code , including the incidental death benefit requirements, and any other applicable regulations.
If payment is not to be made in the form of periodic annuity payments on an irrevocable basis (except for acceleration), the amount to be distributed each year, beginning with the first calendar year for which distributions are required and then for each succeeding calendar year will be determined under the applicable provisions of the Code and the implementing regulations.
Distributions Upon Death in Qualified Annuity Contracts
Distributions beginning before death. If the Owner dies after distribution has begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to the individual’s death.
Distributions beginning after death . If the Owner dies before distribution has begun, distribution of the individual’s entire interest must be completed by December 31 of the calendar year containing the fifth anniversary of the individual’s death unless an election is made to receive distribution in accordance with (1) or (2) below:

1)
If the Owner’s interest is payable to a designated Beneficiary, then the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain not greater than the life expectancy of the designated Beneficiary commencing on or before December 31 of the calendar year immediately following the calendar year in which the Owner died.

2)
If the designated Beneficiary is the Owner’s surviving Spouse, the date distributions are required to begin in accordance with (1) above must not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 70½.

3)
If the designated Beneficiary is the Owner’s surviving Spouse, the Spouse may treat the Contract as his or her own Qualified Annuity Contract. This election will be deemed to have been made if such surviving Spouse makes a regular Contribution to the Contract, makes a rollover to or from such Contract, or fails to elect any of the above provisions.

Life expectancy is computed by use of the single life table in Q&A 1 of Section 1.401(a)(9)-9 of the regulations. If distributions are being made to a surviving Spouse as the sole designated Beneficiary, such Spouse’s remaining life expectancy for a year is the number in the single life table corresponding to such Spouse’s age in each year after the calendar year of the Owner’s death. In all other cases, remaining life expectancy for a year is the number in the single life table corresponding to the Beneficiary’s age in the year following the calendar year of the individual’s death and reduced by 1 for each subsequent year.

Distribution of the Contracts
We offer the Contracts on a continuous basis through eligible broker/dealers that have entered into selling agreements with GWFS and us. Contracts are sold in those states where the Contract may lawfully be sold by licensed insurance agents who are registered representatives. Any eligible broker/dealers will be registered as broker/dealers under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and members of FINRA. GWFS may also offer the Contract directly to potential purchasers.

GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned subsidiary of Great-West. GWFS is registered with the SEC as a broker/dealer under the Exchange Act and is a member of FINRA. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado, 80111.
Great-West (or its affiliates, for purposes of this section only, collectively, “the Company”), in all cases as agent for GWFS, pays eligible broker/dealers compensation for the promotion and sale of the Contract. Compensation paid to eligible broker/dealers is not paid directly by the Owner or the Series Account. The Company intends to fund this compensation through a number of sources, such as fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios. See Expenses of the Portfolios above. The Company pays a portion of these proceeds to eligible broker/dealers for distribution services.
As compensation for distribution services and some Contract administrative services, the Company may pay eligible broker/dealers a fee. This fee may be based on an annual rate of average monthly Series Account assets. The annual rate paid under this fee alternative is higher for Sub-Account assets allocated to the Income Segment than those assets allocated to the Investment Segment. This may create a conflict of interest by incentivizing the broker/dealer to recommend the Income Segment over the Investment Segment. In the alternative, the fee may be based on a percentage of Contributions. The Company also may pay a marketing allowance or allow other promotional incentives or payments to eligible broker/dealers in the form of cash or other compensation, as mutually agreed upon by the Company and eligible broker/dealers, to the extent permitted by FINRA rules and other applicable laws and regulations. The amount of commissions received by an individual registered representative in connection with the sale of the Contract is determined by his or her broker/dealer. You should ask your broker/dealer representative for further information about what compensation he or she, or the eligible broker/dealer, may receive in connection with your purchase of a Contract.

Voting Rights
In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.
Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.
The number of votes of a Portfolio will be determined as of the date established by that Portfolio for

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determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.
If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.
Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.
Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.
Owners have no voting rights in Great-West.
Rights Reserved by Great-West
We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

•	To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law.

•	To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account.

•	To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law.

•	To cease accepting Contributions at any time at our discretion.

•	To limit the number of Contracts that you may purchase.

•	To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

•	To change the time or time of day that a valuation date is deemed to have ended.

•
To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.

Legal Proceedings
Currently, the Series Account is not a party to, and its assets are not subject to any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of Great-West.

Legal Matters
Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Carlton Fields Jorden Burt, P.A.
Pursuant to Commodity Futures Trading Commission Rule 4.5, Great-West has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

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Independent Registered Public Accounting Firm
The financial statements of each of the investment divisions of the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. The consolidated financial statements and the related financial statement schedule of Great-West Life & Annuity Insurance Company and subsidiaries included in the Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements and financial statement schedule have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

Abandoned Property Requirements
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity contracts) under various circumstances. This “escheatment” is revocable, however, and the state is obligated to pay the applicable proceeds if the property owner steps forward to claim it with the proper documentation. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information, and identifying information for the Owner, Annuitant, and Beneficiaries.

Available Information
You may request a free copy of the SAI. Please direct any oral, written, or electronic request for such documents to:
Retirement Resource Operations Center
P.O. Box 173920
Denver, CO 80217-3920
1-877-723-8723
rroc@greatwest.com
The SEC maintains a website (www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Contract, the GLWB Rider, and the Series Account.
You also can review and copy any materials filed with the SEC at its Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.
The SAI contains more specific information relating to the Series Account and Great-West, such as:

•	general information;

•	information about Great-West Life & Annuity Insurance Company and the Variable Annuity-2 Series Account;

•	the calculation of annuity payouts;

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•	services;

•	withholding; and

•	financial statements.

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Appendix A — Condensed Financial Information

Selected Data for Accumulation Units Outstanding Throughout Each Period
For the Periods Ended December 31
INVESTMENT DIVISION (0.25)	2013	2012
ALGER SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	10.00
Value at end of period	14.93
Number of accumulation units outstanding at end of period	85,295
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND
Value at beginning of period	10.64	10.00
Value at end of period	9.71	10.64
Number of accumulation units outstanding at end of period	4,972	1,882
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
Value at beginning of period	10.00
Value at end of period	14.79
Number of accumulation units outstanding at end of period	18,909
COLUMBIA VP SMALL CAP VALUE FUND
Value at beginning of period	10.00
Value at end of period	14.58
Number of accumulation units outstanding at end of period	154
DELAWARE VIP EMERGING MARKETS SERIES
Value at beginning of period	10.00

Value at end of period	12.27
Number of accumulation units outstanding at end of period	15,228
DELAWARE VIP REIT SERIES
Value at beginning of period	11.70	10.00
Value at end of period	11.89	11.70
Number of accumulation units outstanding at end of period	7,780	1,518
DELAWARE VIP SMALL CAP VALUE SERIES
Value at beginning of period	11.10	10.00
Value at end of period	14.74	11.10
Number of accumulation units outstanding at end of period	5,783	606
DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO
Value at beginning of period	10.00
Value at end of period	14.90
Number of accumulation units outstanding at end of period	4,551
DREYFUS VIF APPRECIATION PORTFOLIO
Value at beginning of period	10.91	10.00
Value at end of period	13.14	10.91
Number of accumulation units outstanding at end of period	6,031	1,220
DREYFUS VIF INTERNATIONA VALUE PORTFOLIO
Value at beginning of period	10.00
Value at end of period	13.73
Number of accumulation units outstanding at end of period	3,693
DWS CAPITAL GROWTH VIP

Value at beginning of period	11.30	10.00
Value at end of period	15.12	11.30
Number of accumulation units outstanding at end of period	2,050	1,093
DWS GLOBAL SMALL CAP GROWTH VIP
Value at beginning of period	10.00
Value at end of period	15.20
Number of accumulation units outstanding at end of period	1,782
DWS LARGE CAP VALUE VIP
Value at beginning of period	10.78	10.00
Value at end of period	14.03	10.78
Number of accumulation units outstanding at end of period	12,697	1,249
DWS SMALL MID CAP VALUE VIP
Value at beginning of period	10.00
Value at end of period	14.79
Number of accumulation units outstanding at end of period	6,398
GREAT-WEST AGGRESSIVE PROFILE I FUND
Value at beginning of period	11.45	10.00
Value at end of period	14.71	11.45
Number of accumulation units outstanding at end of period	19,610	1,426
GREAT-WEST ARIEL MID CAP VALUE FUND
Value at beginning of period	10.00
Value at end of period	17.05
Number of accumulation units outstanding at end of period	48,070

GREAT-WEST BOND INDEX FUND
Value at beginning of period	10.00
Value at end of period	10.09
Number of accumulation units outstanding at end of period	57,468
GREAT-WEST CONSERVATIVE PROFILE I FUND
Value at beginning of period	10.81	10.00
Value at end of period	11.60	10.81
Number of accumulation units outstanding at end of period	54,588	1
GREAT-WEST FEDERATED BOND FUND
Value at beginning of period	10.00
Value at end of period	10.31
Number of accumulation units outstanding at end of period	213
GREAT-WEST INTERNATIONAL INDEX FUND
Value at beginning of period	10.00
Value at end of period	14.20
Number of accumulation units outstanding at end of period	14,022
GREAT-WEST LIFETIME 2015 FUND
Value at beginning of period	10.00
Value at end of period	12.04
Number of accumulation units outstanding at end of period	4,378
GREAT-WEST LIFETIME 2025 FUND
Value at beginning of period	10.00
Value at end of period	12.86

Number of accumulation units outstanding at end of period	21,648
GREAT-WEST LIFETIME 2035 FUND
Value at beginning of period	10.00
Value at end of period	13.75
Number of accumulation units outstanding at end of period	2,920
GREAT-WEST LIFETIME 2045 FUND
Value at beginning of period	10.00
Value at end of period	14.01
Number of accumulation units outstanding at end of period	1,626
GREAT-WEST LOOMIS SAYLES BOND FUND
Value at beginning of period	11.45	10.00
Value at end of period	12.34	11.45
Number of accumulation units outstanding at end of period	33,876	1,258
GREAT-WEST LOOMIS SAYLES SMALL-CAP VALUE FUND
Value at beginning of period	10.00
Value at end of period	15.30
Number of accumulation units outstanding at end of period	23,280
GREAT-WEST MFS INTERNATIONAL GROWTH FUND
Value at beginning of period	10.00
Value at end of period	14.36
Number of accumulation units outstanding at end of period	2,479
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Value at beginning of period	10.00

Value at end of period	13.38
Number of accumulation units outstanding at end of period	3,663
GREAT-WEST MODERATE PROFILE I FUND
Value at beginning of period	11.09	10.00
Value at end of period	12.85	11.09
Number of accumulation units outstanding at end of period	145,683	6,948
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND
Value at beginning of period	10.00
Value at end of period	13.48
Number of accumulation units outstanding at end of period	162,826
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND
Value at beginning of period	10.95	10.00
Value at end of period	12.21	10.95
Number of accumulation units outstanding at end of period	33,852	11,355
GREAT-WEST MONEY MARKET FUND
Value at beginning of period	9.98	10.00
Value at end of period	9.95	9.98
Number of accumulation units outstanding at end of period	818,069	223,228
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Value at beginning of period	11.37	10.00
Value at end of period	12.21	11.37
Number of accumulation units outstanding at end of period	20,077	316
GREAT-WEST S&P 500® INDEX FUND

Value at beginning of period	11.29	10.00
Value at end of period	14.83	11.29
Number of accumulation units outstanding at end of period	129,352	4,706
GREAT-WEST S&P MIDCAP 400® INDEX FUND
Value at beginning of period	11.47	10.00
Value at end of period	15.18	11.47
Number of accumulation units outstanding at end of period	38,281	1,414
GREAT-WEST S&P SMALLCAP 600® INDEX FUND
Value at beginning of period	11.37	10.00
Value at end of period	15.95	11.37
Number of accumulation units outstanding at end of period	142,251	1,404
GREAT-WEST SECURE FOUNDATION BALANCED FUND
Value at beginning of period	11.02	10.00
Value at end of period	12.73	11.02
Number of accumulation units outstanding at end of period	1,742	7
GREAT-WEST SHORT DURATION BOND FUND
Value at beginning of period	10.44	10.00
Value at end of period	10.56	10.44
Number of accumulation units outstanding at end of period	73,510	7,119
GREAT-WEST STOCK INDEX FUND
Value at beginning of period	11.31	10.00
Value at end of period	14.86	11.31
Number of accumulation units outstanding at end of period	29,690	1,098

GREAT-WEST T ROWE PRICE MIDCAP GROWTH FUND
Value at beginning of period	10.00
Value at end of period	15.14
Number of accumulation units outstanding at end of period	39,835
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Value at beginning of period	11.4	10
Value at end of period	11.43	11.4
Number of accumulation units outstanding at end of period	6,209	316
GREAT-WEST US GOVERNMENT MORTGAGE SECURITIES FUND
Value at beginning of period	10.00
Value at end of period	10.06
Number of accumulation units outstanding at end of period	1,019
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	11.06	10.00
Value at end of period	14.22	11.06
Number of accumulation units outstanding at end of period	2,708	2,402
INVESCO V.I. GLOBAL REAL ESTATE FUND
Value at beginning of period	10.00
Value at end of period	13.04
Number of accumulation units outstanding at end of period	6,456
INVESCO V.I. INTERNATIONAL GROWTH FUND
Value at beginning of period	10.00
Value at end of period	13.49
Number of accumulation units outstanding at end of period	25,181
INVESCO V.I. SMALL CAP EQUITY FUND
Value at beginning of period	10.00
Value at end of period	15.26
Number of accumulation units outstanding at end of period	32,115
INVESCO VAN KAMPEN V.I. GROWTH & INCOME FUND
Value at beginning of period	11.15	10.00
Value at end of period	14.88	11.15
Number of accumulation units outstanding at end of period	23,051	1,768
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	11.19	10.00
Value at end of period	13.38	11.19
Number of accumulation units outstanding at end of period	7,121	45,747
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	10.78	10.00
Value at end of period	10.72	10.78
Number of accumulation units outstanding at end of period	20,335	666
JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES

Value at beginning of period	10.00
Value at end of period	12.72
Number of accumulation units outstanding at end of period	8,194
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO
Value at beginning of period	10.00
Value at end of period	13.63
Number of accumulation units outstanding at end of period	10,591
LAZARD RETIREMENT US SMALL MID-CAP EQUITY PORTFOLIO
Value at beginning of period	10.00
Value at end of period	14.51
Number of accumulation units outstanding at end of period	239
NEUBERGER BERMAN AMT SOCIALLY RESPONSIBLE PORTFOLIO
Value at beginning of period	10.00
Value at end of period	14.97
Number of accumulation units outstanding at end of period	95,226
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
Value at beginning of period	10.00
Value at end of period	8.73
Number of accumulation units outstanding at end of period	240
PIMCO VIT LOW DURATION PORTFOLIO
Value at beginning of period	10.00
Value at end of period	10.46
Number of accumulation units outstanding at end of period	9,808
PIMCO VIT TOTAL RETURN PORTFOLIO
Value at beginning of period	10.88	10.00
Value at end of period	10.63	10.88
Number of accumulation units outstanding at end of period	70,105	3,101
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND
Value at beginning of period	10.00
Value at end of period	10.10
Number of accumulation units outstanding at end of period	2,866
PUTNAM VT CAPITAL OPPORTUNITIES FUND
Value at beginning of period	10.00
Value at end of period	14.87
Number of accumulation units outstanding at end of period	5,251
PUTNAM VT INTERNATIONAL GROWTH FUND
Value at beginning of period	10.00
Value at end of period	14.55
Number of accumulation units outstanding at end of period	2,597
PUTNAM VT VOYAGER FUND
Value at beginning of period	10.89	10.00
Value at end of period	15.62	10.89
Number of accumulation units outstanding at end of period	97,112	1,152
T. ROWE PRICE VIP HEALTH SCIENCES PORTFOLIO
Value at beginning of period	12.58	10.00
Value at end of period	18.89	12.58

Number of accumulation units outstanding at end of period	123,694	1,043
UNIVERSAL INSTITUTIONAL FUND MID CAP GROWTH PORTFOLIO
Value at beginning of period	10.00
Value at end of period	14.68
Number of accumulation units outstanding at end of period	10,280
VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S
Value at beginning of period	9.88	10.00
Value at end of period	10.87	9.88
Number of accumulation units outstanding at end of period	925	523
INVESTMENT DIVISION (0.45)	2013	2012
ALGER SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	10.00
Value at end of period	14.87
Number of accumulation units outstanding at end of period	0
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND
Value at beginning of period	10.62	10.00
Value at end of period	9.67	10.62
Number of accumulation units outstanding at end of period	585	585
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
Value at beginning of period	10.00
Value at end of period	14.74
Number of accumulation units outstanding at end of period	6,758
DELAWARE VIP EMERGING MARKETS SERIES
Value at beginning of period	11.18	10.00
Value at end of period	12.22	11.18
Number of accumulation units outstanding at end of period	4,020	415
DELAWARE VIP REIT SERIES
Value at beginning of period	11.68	10.00
Value at end of period	11.85	11.68
Number of accumulation units outstanding at end of period	4,229	331
DELAWARE VIP SMALL CAP VALUE SERIES
Value at beginning of period	10.00
Value at end of period	14.68
Number of accumulation units outstanding at end of period	5,268
DREYFUS VIF APPRECIATION PORTFOLIO
Value at beginning of period	10.00
Value at end of period	13.09
Number of accumulation units outstanding at end of period	5,596
DREYFUS VIF INTERNATIONA VALUE PORTFOLIO
Value at beginning of period	10.00
Value at end of period	13.67
Number of accumulation units outstanding at end of period	903
DWS CAPITAL GROWTH VIP
Value at beginning of period	10.00
Value at end of period	15.06
Number of accumulation units outstanding at end of period	1,877

DWS LARGE CAP VALUE VIP
Value at beginning of period	10.00
Value at end of period	13.98
Number of accumulation units outstanding at end of period	0
DWS SMALL MID CAP VALUE VIP
Value at beginning of period	10.99	10.00
Value at end of period	14.73	10.99
Number of accumulation units outstanding at end of period	291	291
GREAT-WEST AGGRESSIVE PROFILE I FUND
Value at beginning of period	10.00
Value at end of period	14.66
Number of accumulation units outstanding at end of period	0
GREAT-WEST ARIEL MID CAP VALUE FUND
Value at beginning of period	10.00
Value at end of period	16.99
Number of accumulation units outstanding at end of period	258
GREAT-WEST BOND INDEX FUND
Value at beginning of period	10.00
Value at end of period	10.05
Number of accumulation units outstanding at end of period	7,752
GREAT-WEST CONSERVATIVE PROFILE I FUND
Value at beginning of period	10.00
Value at end of period	11.55
Number of accumulation units outstanding at end of period	1,736
GREAT-WEST LIFETIME 2025 FUND
Value at beginning of period	10.00
Value at end of period	12.8
Number of accumulation units outstanding at end of period	12,567
GREAT-WEST LIFETIME 2035 FUND
Value at beginning of period	10.00
Value at end of period	13.69
Number of accumulation units outstanding at end of period	7,943
GREAT-WEST LOOMIS SAYLES BOND FUND
Value at beginning of period	11.43	10.00
Value at end of period	12.29	11.43
Number of accumulation units outstanding at end of period	9,052	552
GREAT-WEST LOOMIS SAYLES SMALL-CAP VALUE FUND
Value at beginning of period	10.00
Value at end of period	15.24
Number of accumulation units outstanding at end of period	3,554
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Value at beginning of period	10.00
Value at end of period	13.33
Number of accumulation units outstanding at end of period	618
GREAT-WEST MODERATE PROFILE I FUND
Value at beginning of period	10.00

Value at end of period	12.8
Number of accumulation units outstanding at end of period	24,496
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND
Value at beginning of period	10.00
Value at end of period	13.43
Number of accumulation units outstanding at end of period	19,353
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND
Value at beginning of period	10.00
Value at end of period	12.17
Number of accumulation units outstanding at end of period	-
GREAT-WEST MONEY MARKET FUND
Value at beginning of period	9.96	10.00
Value at end of period	9.91	9.96
Number of accumulation units outstanding at end of period	139,825	13,539
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Value at beginning of period	10
Value at end of period	12.16
Number of accumulation units outstanding at end of period	2,753
GREAT-WEST S&P 500® INDEX FUND
Value at beginning of period	11.27	10.00
Value at end of period	14.77	11.27
Number of accumulation units outstanding at end of period	13,019	1,112
GREAT-WEST S&P MIDCAP 400® INDEX FUND
Value at beginning of period	10.00
Value at end of period	15.12
Number of accumulation units outstanding at end of period	3,414
GREAT-WEST S&P SMALLCAP 600® INDEX FUND
Value at beginning of period	10.00
Value at end of period	15.88
Number of accumulation units outstanding at end of period	2,685
GREAT-WEST SECURE FOUNDATION BALANCED FUND
Value at beginning of period	10.00
Value at end of period	12.68
Number of accumulation units outstanding at end of period	0
GREAT-WEST SHORT DURATION BOND FUND
Value at beginning of period	10.00
Value at end of period	10.52
Number of accumulation units outstanding at end of period	0
GREAT-WEST STOCK INDEX FUND
Value at beginning of period	10.00
Value at end of period	14.8
Number of accumulation units outstanding at end of period	9,418
GREAT-WEST T ROWE PRICE MIDCAP GROWTH FUND
Value at beginning of period	10.00
Value at end of period	15.08
Number of accumulation units outstanding at end of period	6,803

GREAT-WEST TEMPLETON GLOBAL BOND FUND
Value at beginning of period	11.38	10.00
Value at end of period	11.39	11.38
Number of accumulation units outstanding at end of period	1,384	279
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	10.00
Value at end of period	14.17
Number of accumulation units outstanding at end of period	0
INVESCO V.I. GLOBAL REAL ESTATE FUND
Value at beginning of period	10.00
Value at end of period	12.99
Number of accumulation units outstanding at end of period	2,148
INVESCO V.I. INTERNATIONAL GROWTH FUND
Value at beginning of period	10.00
Value at end of period	13.44
Number of accumulation units outstanding at end of period	5,888
INVESCO VAN KAMPEN V.I. GROWTH & INCOME FUND
Value at beginning of period	11.13	10.00
Value at end of period	14.82	11.13
Number of accumulation units outstanding at end of period	6,363	559
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	10.00
Value at end of period	13.32
Number of accumulation units outstanding at end of period	0
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	10.76	10.00
Value at end of period	10.68	10.76
Number of accumulation units outstanding at end of period	3,812	575
NEUBERGER BERMAN AMT SOCIALLY RESPONSIBLE PORTFOLIO
Value at beginning of period	10
Value at end of period	14.91
Number of accumulation units outstanding at end of period	5,380
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
Value at beginning of period	10
Value at end of period	8.69
Number of accumulation units outstanding at end of period	5,735
PIMCO VIT LOW DURATION PORTFOLIO
Value at beginning of period	10.00
Value at end of period	10.42
Number of accumulation units outstanding at end of period	4,256
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	10.00
Value at end of period	9.70
Number of accumulation units outstanding at end of period	1,190
PIMCO VIT TOTAL RETURN PORTFOLIO
Value at beginning of period	10.86	10.00

Value at end of period	10.59	10.86
Number of accumulation units outstanding at end of period	8,098	574
PUTNAM VT CAPITAL OPPORTUNITIES FUND
Value at beginning of period	10.00
Value at end of period	14.81
Number of accumulation units outstanding at end of period	955
PUTNAM VT VOYAGER FUND
Value at beginning of period	10.00
Value at end of period	15.56
Number of accumulation units outstanding at end of period	0
T. ROWE PRICE VIP HEALTH SCIENCES PORTFOLIO
Value at beginning of period	10
Value at end of period	18.82
Number of accumulation units outstanding at end of period	0
VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S
Value at beginning of period	9.86	10.00
Value at end of period	10.82	9.86
Number of accumulation units outstanding at end of period	818	446

Appendix B — Net Investment Factor

The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c) from the result where:
(a) is the net result of:
1) the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus
2) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the “ex-dividend” date occurs during the current Valuation Period, plus or minus
3) a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by Great-West to have resulted from the investment operations of the Sub-Account, and
(b) is the results of:
1) the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding Valuation Period; plus or minus
2) the per unit charge or credit for any taxes incurred by or reserved for in the Sub-Account for the immediately preceding Valuation Period; and
(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.25% if you have selected Death Benefit option 1 or 0.45% if you have selected Death Benefit option 2.
The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit value may increase, decrease, or remain unchanged.
The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.

B-1

VARIABLE ANNUITY-2 SERIES ACCOUNT

Great-West Smart Track ® Variable Annuity

Individual Flexible Premium Deferred
Variable Annuity Contracts

issued by

Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
Telephone: (800) 537-2033

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2014, which is available without charge by contacting the Retirement Resource Operations Center, P.O. Box 173920, Denver, Colorado 80217-3921 or at 1-877-723-8723.

The date of this Statement of Additional Information is
May 1, 2014

GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Definitions."

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
AND VARIABLE ANNUITY-2 SERIES ACCOUNT

Great-West Life & Annuity Insurance Company (the "Company"), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, U.S. Virgin Islands, Guam, the District of Columbia and all states except New York. The Company is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.

The assets allocated to the Variable Annuity-2 Series Account (the “Series Account”) are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.

CALCULATION OF ANNUITY PAYMENTS

Variable Annuity Payout Options

The Company converts the Accumulation Units for each Investment Segment Sub-Account held by you into Annuity Units at their values determined as of the end of the valuation period which contains the Annuity Commencement Date. The number of Annuity Units paid for each Investment Segment Sub-Account is determined by dividing the amount of the first payment by the Annuity Unit value on the first valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for an Investment Segment Sub-Account remains fixed during the Annuity Payment Period.

The first payment under a variable annuity payout option will be based on the value of each Investment Segment Sub-Account on the first valuation date preceding the Annuity Commencement

Date. We will determine it by applying the appropriate rate to the amount applied under the payout option. Payments after the first will vary depending upon the investment experience of the Investment Segment Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payments for each Sub-Account.

SERVICES

A.    Safekeeping of Series Account Assets

The assets of the Series Account are held by the Company. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of the Company. The Company maintains records of all purchases and redemptions of shares of the Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to The Great-West LifeCo, Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) aggregate, which covers all officers and employees of the Company.

B.    Independent Registered Public Accounting Firm

Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202, serves as the Company’s and the Series Account’s independent registered public accounting firm. Deloitte & Touche LLP audits financial statements for the Company and the Series Account and provides other audit, tax, and related services.

The financial statements of each of the investment divisions of the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. The consolidated financial statements and the related financial statement schedule of Great-West Life & Annuity Insurance Company and subsidiaries included in this Statement of Additional Information in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements and financial statement schedule have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

C.    Principal Underwriter

The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc. (“GWFS”), a wholly owned subsidiary of the Company. GWFS is a Delaware corporation, registered as a broker/dealer with the SEC, and a member of FINRA. The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued from birth to age 85.

D.    Administrative Services

GWFS provides certain administrative services to assist the Company in processing the Contracts. These services are described in written agreements between GWFS and the Company.

WITHHOLDING

Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.
Beginning in 2014, we may be required to withhold at a rate of 30% under the Foreign Account Tax Compliance Act ("FATCA") on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.

FINANCIAL STATEMENTS

The consolidated financial statements of the Company should be considered only as bearing upon the Company’s ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Owners under the Contracts is affected solely by the investment results of the Series Account.

Great-West Life & Annuity
Insurance Company
(a wholly-owned subsidiary of
GWL&A Financial Inc.)

Consolidated Balance Sheets as of December 31, 2013
and 2012, and Related Consolidated Statements of
Income, Comprehensive Income, Stockholder’s Equity
and Cash Flows for Each of the Three Years in the Period
Ended December 31, 2013 and Report of Independent
Registered Public Accounting Firm

Great-West Life & Annuity Insurance Company

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Stockholder of
Great-West Life & Annuity Insurance Company
Greenwood Village, Colorado
We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries (the "Company") as of December 31, 2013 and 2012, and the related consolidated statements of income, comprehensive income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2013. Our audits also included the financial statement schedule listed in the Table of Contents. These consolidated financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedule based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of the Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedule, when considered in relation to the basic consolidated financial statements taken as a whole, presents fairly in all material respects the information set forth therein.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
March 7, 2014

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Balance Sheets
December 31, 2013 and 2012
(In Thousands, Except Share Amounts)

	December 31,
	2013	2012
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost $17,807,359 and $16,756,216)	$18,469,544	$18,188,344
Fixed maturities, held for trading, at fair value (amortized cost $333,892 and $356,012)	336,055	367,600
Mortgage loans on real estate (net of allowances of $2,890 and $2,890	3,134,255	2,881,758
Policy loans	4,185,472	4,260,200
Short-term investments, available-for-sale(amortized cost $294,287 and $266,332)	294,287	266,332
Limited partnership and other corporation interests	79,236	124,814
Other investments	17,574	21,328
Total investments	26,516,423	26,110,376

Other assets:
Cash	7,491	11,387
Reinsurance receivable	588,533	638,797
Deferred acquisition costs ("DAC") and value of business acquired ("VOBA")	343,288	204,461
Investment income due and accrued	270,024	257,028
Collateral under securities lending agreements	18,534	142,022
Due from parent and affiliates	91,057	82,828
Goodwill	105,255	105,255
Other intangible assets	15,155	18,249
Other assets	707,856	609,623
Assets of discontinued operations	29,007	33,053
Separate account assets	26,630,904	24,605,526
Total assets	$55,323,527	$52,818,605

See notes to consolidated financial statements.    (Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Balance Sheets
December 31, 2013 and 2012
(In Thousands, Except Share Amounts)

	December 31,
	2013	2012
Liabilities and stockholder's equity
Policy benefit liabilities:
Future policy benefits	$24,609,155	$23,480,618
Policy and contract claims	345,261	321,375
Policyholders' funds	345,689	374,821
Provision for policyholders' dividends	62,797	63,102
Undistributed earnings on participating business	10,776	10,393
Total policy benefit liabilities	25,373,678	24,250,309

General liabilities:
Due to parent and affiliates	541,793	544,447
Commercial paper	98,990	97,987
Payable under securities lending agreements	18,534	142,022
Deferred income tax liabilities, net	106,849	288,995
Other liabilities	648,040	719,969
Liabilities of discontinued operations	29,007	33,053
Separate account liabilities	26,630,904	24,605,526
Total liabilities	53,447,795	50,682,308

Commitments and contingencies

Stockholder's equity:
Preferred stock, $1 par value, 50,000,000 shares authorized; none issued and outstanding	—	—
Common stock, $1 par value, 50,000,000 shares; 7,032,000 shares issued and outstanding	7,032	7,032
Additional paid-in capital	774,115	771,041
Accumulated other comprehensive income	345,754	635,699
Retained earnings	748,831	722,525
Total stockholder's equity	1,875,732	2,136,297
Total liabilities and stockholder's equity	$55,323,527	$52,818,605

See notes to consolidated financial statements.    (Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Statements of Income
Years Ended December 31, 2013, 2012 and 2011
(In Thousands)

	Year ended December 31,
	2013	2012	2011
Revenues
Premium income	$464,093	$422,153	$523,216
Fee income	618,244	535,823	486,795
Other revenue	7,355	—	—
Net investment income	1,091,389	1,191,551	1,158,486
Realized investment gains (losses), net:
Total other-than-temporary losses	(372)	(5,138)	(19,467)
Other-than-temporary (gains) losses transferred to other comprehensive income	(434)	(61)	10,005
Other realized investment gains (losses), net	(13,330)	121,916	33,957
Total realized investment gains (losses), net	(14,136)	116,717	24,495
Total revenues	2,166,945	2,266,244	2,192,992
Benefits and expenses:
Life and other policy benefits	650,584	682,088	645,567
Increase (decrease) in future policy benefits	5,575	(66,697)	18,828
Interest paid or credited to contract holders	505,698	519,499	529,349
Provision for policyholders' share of earnings (losses) on participating business	3,976	(580)	2,884
Dividends to policyholders	66,258	64,000	67,334
Total benefits	1,232,091	1,198,310	1,263,962
General insurance expenses	650,347	596,649	566,693
Amortization of DAC and VOBA	59,645	60,479	28,820
Interest expense	37,329	37,387	37,462
Total benefits and expenses	1,979,412	1,892,825	1,896,937
Income before income taxes	187,533	373,419	296,055
Income tax expense	58,791	135,305	93,818
Net income	$128,742	$238,114	$202,237

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Statements of Comprehensive Income (Loss)
Years Ended December 31, 2013, 2012 and 2011
(In Thousands)

	Year ended December 31,
	2013	2012	2011
Net income	$128,742	$238,114	$202,237
Components of other comprehensive income (loss)
Unrealized holding gains (losses) arising on available-for-sale fixed maturity investments	(718,735)	534,028	511,663
Unrealized holding gains (losses) arising on cash flow hedges	3,102	(18,881)	21,014
Reclassification adjustment for (gains) losses realized in net income	(42,982)	(107,713)	(74,165)
Net unrealized gains (losses) related to investments	(758,615)	407,434	458,512
Future policy benefits, DAC and VOBA adjustments	190,995	(83,835)	(100,216)
Employee benefit plan adjustment	121,551	(68,650)	(49,566)
Other, net	312,546	(152,485)	(149,782)
Other comprehensive income (loss) before income taxes	(446,069)	254,949	308,730
Income tax expense (benefit) related to items of other comprehensive income	(156,124)	89,232	108,056
Other comprehensive income (loss) (1)	(289,945)	165,717	200,674
Total comprehensive income (loss)	$(161,203)	$403,831	$402,911

(1) Other comprehensive income (loss) includes the non-credit component of impaired losses on fixed maturities available-for-sale, net of future policy benefits, DAC and VOBA adjustments and income taxes, in the amounts of $18,388, $26,583 and $13,590 for the years ended December 31, 2013, 2012 and 2011, respectively.

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Statements of Stockholder's Equity
Years Ended December 31, 2013, 2012 and 2011
(In Thousands)

	Common stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total
Balances, January 1, 2011	$7,032	$764,644	$269,308	$672,928	$1,713,912
Net Income				202,237	202,237
Other comprehensive income (loss), net of income taxes			200,674		200,674
Dividends				(206,353)	(206,353)
Capital contribution - stock-based compensation		1,786			1,786
Income tax benefit on stock-based compensation		1,817			1,817
Balances, December 31, 2011	7,032	768,247	469,982	668,812	1,914,073
Net income				238,114	238,114
Other comprehensive income (loss), net of income taxes			165,717		165,717
Dividends				(184,401)	(184,401)
Capital contribution - stock-based compensation		2,314			2,314
Income tax benefit on stock-based compensation		480			480
Balances, December 31, 2012	7,032	771,041	635,699	722,525	2,136,297
Net income				128,742	128,742
Other comprehensive income (loss), net of income taxes			(289,945)		(289,945)
Dividends				(102,436)	(102,436)
Capital contribution - stock-based compensation		2,578			2,578
Income tax benefit on stock-based compensation		496			496
Balances, December 31, 2013	$7,032	$774,115	$345,754	$748,831	$1,875,732

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Statements of Cash Flows
Years Ended December 31, 2013, 2012 and 2011
(In Thousands)

	Year ended December 31,
	2013	2012	2011
		(Restated, See Note 2)	(Restated, See Note 2)
Cash flows from operating activities:
Net income	$128,743	$238,114	$202,237
Adjustments to reconcile net income to net cash provided
by operating activities:
Earnings allocated to participating policyholders	(804)	(580)	2,884
Amortization of premiums (accretion of discounts)
on investments, net	(20,751)	(28,495)	(41,220)
Net realized (gains) losses on investments	(38,517)	(126,938)	(62,088)
Net proceeds (purchases) of trading securities	23,677	(220,646)	3,597
Interest credited to contractholders	507,987	515,356	525,347
Depreciation and amortization	81,061	82,595	48,094
Deferral of acquisition costs	(80,486)	(94,826)	(57,108)
Deferred income taxes	(24,087)	45,371	23,617
Amortization of low-income housing partnerships	31,918	39,621	43,070
Other, net	2,432	(2,681)	(4,037)
Changes in assets and liabilities:
Policy benefit liabilities	(49,980)	(192,755)	(148,298)
Reinsurance receivable	12,013	(15,893)	1,131
Accrued interest and other receivables	(12,448)	(8,654)	(8,769)
Other assets	(106,923)	(98,042)	(8,176)
Other liabilities	78,829	(37,444)	45,515
Net cash provided by operating activities	532,663	94,103	565,796

Cash flows from investing activities:
Proceeds from sales, maturities and redemptions of investments:
Fixed maturities, available-for-sale	4,022,064	4,308,965	2,337,213
Mortgage loans on real estate	289,531	172,950	96,848
Limited partnership interests, other corporation interests
and other investments	22,200	12,530	15,802
Purchases of investments:
Fixed maturities, available-for-sale	(5,012,792)	(5,284,686)	(3,368,821)
Mortgage loans on real estate	(562,940)	(524,396)	(899,234)
Limited partnership interests, other corporation interests
and other investments	(3,706)	(5,577)	(7,874)
Net change in short-term investments	(27,955)	81,058	1,576,779
Net change in repurchase agreements	—	—	(936,762)
Policy loans, net	(4,370)	4,983	(41,408)
Purchases of furniture, equipment and software	(20,618)	(23,525)	(19,990)
Net cash used in investing activities	(1,298,586)	(1,257,698)	(1,247,447)

See notes to consolidated financial statements.    (Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Statements of Cash Flows
Years Ended December 31, 2013, 2012 and 2011
(In Thousands)

	Year ended December 31,
	2013	2012	2011
		(Restated, See Note 2)	(Restated, See Note 2)
Cash flows from financing activities:
Contract deposits	$2,601,820	$2,881,112	$2,544,213
Contract withdrawals	(1,780,048)	(1,636,066)	(1,716,544)
Change in due to/from parent and affiliates	(14,724)	37,598	87,743
Dividends paid	(102,436)	(184,401)	(206,353)
Proceeds from financing element derivatives	51,832	64,354	—
Payments for and interest (paid) received on financing element derivatives, net	(9,756)	4,470	—
Net commercial paper borrowings	1,003	451	5,855
Change in book overdrafts	13,840	(609)	(31,963)
Income tax benefit of stock option exercises	496	480	1,817
Net cash provided by financing activities	762,027	1,167,389	684,768

Net increase (decrease) in cash	(3,896)	3,794	3,117
Cash, beginning of year	11,387	7,593	4,476
Cash, end of year	$7,491	$11,387	$7,593

Supplemental disclosures of cash flow information:
Net cash (paid) received during the year for:
Income taxes	$(10,327)	$53,281	$67,806
Interest	(37,329)	(37,387)	(37,463)

Non-cash investing and financing transactions during the years:
Share-based compensation expense	$(2,578)	$(2,314)	$(1,786)
Fair value of assets acquired in settlement of fixed maturity investments	—	(1,125)	(13,021)
Real estate acquired in satisfaction of debt	—	—	(2,140)
Assets received from limited partnership investment distribution	(5,119)	—	—
Fixed maturity investments, available-for-sale acquired in reinsurance termination (See Note 4)	(44,104)	—	—
Policy loans acquired in reinsurance termination (See Note 4)	(6,468)	—	—
Fixed maturity investments, available-for-sale acquired in mortgage transfer (See Note 4)	(28,959)	—	—

See notes to consolidated financial statements.    (Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

1. Organization and Significant Accounting Policies

Organization

Great-West Life & Annuity Insurance Company (“GWLA”) and its subsidiaries (collectively, the “Company”) is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company formed in 1998. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. Inc. (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. The Company offers a wide range of life insurance, retirement and investment products to individuals, businesses and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado and is subject to regulation by the Colorado Division of Insurance.

Basis of Presentation

The consolidated financial statements include the accounts of the Company and the accounts of its subsidiaries over which it exercises control. Intercompany transactions and balances have been eliminated in consolidation.

The Company identified an error in its historical accounting for certain cross currency and interest rate swaps accounted for as cash flow hedges, as there was an initial net investment at the inception of the hedges that was deemed an other-than-insignificant financing element at inception and the fair value at inception was not zero or somewhat near zero. Accordingly, the Company determined that it was using an incorrect effectiveness measure, and the swaps did not qualify for hedge accounting. During the fourth quarter of 2013, $21,469 previously presented in accumulated other comprehensive income, has been recorded as an out-of-period adjustment to net investment income. The Company believes the effects of this error are immaterial to prior periods.

Reclassification

Certain amounts reported in the consolidated financial statements and notes to the consolidated financial statements as of and for the years ended December 31, 2012 and 2011 have been reclassified to conform to current period presentation.

Use of Estimates

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). These accounting principles require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments and derivatives in the absence of quoted market values, impairment of investments, accounting for derivative financial instruments, valuation of DAC, valuation of unearned revenue liabilities (“URL”), valuation of policy benefit liabilities, valuation of employee benefits plan obligation and the valuation of deferred tax assets or liabilities, net. Actual results could differ from those estimates.

During the year ended December 31, 2012, the Company had an $18,240 decrease in the general mortgage provision allowance as a result of revised assumptions primarily related to the improvement in general economic conditions, the stability of loss levels within the commercial real estate market and the stability of the Company’s own commercial mortgage portfolio.

Summary of Significant Accounting Policies
Investments

Investments are reported as follows:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

1.
The Company classifies the majority of its fixed maturity investments as available-for-sale. Included in fixed maturities are perpetual debt investments which primarily consist of junior subordinated debt instruments that have no stated maturity date but pay fixed or floating interest in perpetuity. All available-for-sale fixed maturity investments are recorded at fair value with the related net unrealized gain or loss, net of policyholder related amounts and deferred taxes, recorded in accumulated other comprehensive income (loss) (“AOCI”). The Company recognizes the acquisition of its public fixed maturity investments on a trade date basis. Net unrealized gains and losses related to participating contract policies that cannot be distributed are recorded as undistributed earnings on participating business.

Premiums and discounts are recognized as a component of net investment income using the scientific interest method, realized gains and losses are included in net realized investment gains (losses) and declines in value determined to be other-than-temporary are included in total other-than-temporary losses.

The Company purchases fixed maturity securities which are classified as held for trading. Assets in the held for trading category are carried at fair value with changes in fair value reported in net investment income.

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

2.
Mortgage loans on real estate consist of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts, origination fees and mortgage provision allowances. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums, discounts and origination fees are amortized to net investment income using the scientific interest method. Prepayment penalty fees are recognized in other realized investment gains upon receipt.

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions.  On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.

•
Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The Company’s mortgage provision allowance is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage provision allowance and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage provision allowance and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated through first position collateralization, guarantees, loan covenants and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. For loan balances greater than 90 days past due or in the process of foreclosure, all accrual of interest is discontinued. The Company resumes interest accrual on loans when a loan returns to current status. Interest accrual may also resume under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”).  In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

3.
Limited partnership and other corporation interests are accounted for using either the cost or equity method of accounting. The Company uses the cost method on investments where it has a minor equity interest and no significant influence over the entity’s operations. The Company uses the equity method when it has a partnership interest that is considered more than minor, although the Company has no significant influence over the entity’s operations. Also included in limited partnership interests are limited partnerships established for the purpose of investing in low-income housing that qualify for federal and state tax credits. These interests are carried at amortized cost as determined using the effective yield method.

In the normal course of its activities, the Company is involved with other entities that are considered variable interest entities (“VIE”). An entity would be determined to be a primary beneficiary, and thus consolidated when the entity has both (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. When the Company becomes involved with a VIE and when the nature of the Company’s involvement with the entity changes, in order to determine if the Company is the primary beneficiary and must consolidate the entity, it evaluates:

•	The structure and purpose of the entity;

•	The risks and rewards created by and shared through the entity and

•	The entity’s participants’ ability to direct the activities, receive its benefits and absorb its losses.

The Company performs ongoing qualitative analyses of its involvement with VIEs to determine if consolidation is required.

4.
Policy loans are carried at their unpaid balances. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policy.

5.
Short-term investments include securities purchased with initial maturities of one year or less and are generally carried at fair value which is approximated from amortized cost. The Company classifies its short-term investments as available-for-sale.

6.
The Company participates in a securities lending program in which the Company lends securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancements on its investment portfolio. The borrower can return and the Company can request the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Acceptable collateral is generally defined as government securities, letters of credit and/or cash collateral. Some cash collateral may be invested in short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

7.
The Company’s other-than-temporary impairments (“OTTI”) accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. The assessment of whether an OTTI has occurred on fixed maturity investments where management does not intend to sell the fixed maturity investment and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, is based upon management’s case-by-case evaluation of the underlying reasons for the decline in fair value of each individual security. Management considers a wide range of factors, as described below, regarding the security issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;

•	The decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area;

•	The length of time for which the estimated fair value has been below cost;

•	Downgrade of a fixed maturity investment by a credit rating agency;

•	Deterioration of the financial condition of the issuer;

•	The payment structure of the fixed maturity investment and the likelihood of the issuer being able to make payments in the future; and

•	Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

If either (a) management has the intent to sell a fixed maturity investment or (b) it is more likely than not the Company will be required to sell a fixed maturity investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the fixed maturity investment prior to impairment) is less than the amortized cost basis of the fixed maturity investment (referred to as the credit loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in AOCI. The expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics and current levels of subordination. After the recognition of an OTTI, a fixed maturity investment is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. The difference between the new amortized cost basis and the future cash flows is accreted into net investment income.  The Company continues to estimate the present value of cash flows expected to be collected over the life of the security.

Fair Value

Certain assets and liabilities are recorded at fair value on the Company’s consolidated balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value on a recurring basis into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities recorded at fair value on a recurring basis have been categorized based upon the following fair value hierarchy:

•
Level 1 inputs utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Financial assets and liabilities utilizing Level 1 inputs include certain money market funds.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

•
Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For fixed maturity securities and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

◦
Asset-backed, residential mortgage-backed, commercial mortgage-backed securities and collateralized debt obligations - new issue data, monthly payment information, collateral performance and third party real estate analysis.

◦	U.S. states and their subdivisions - material event notices.

◦	Short-term investments - valued based on amortized cost.

◦	Derivative instruments - trading activity, swap curves, credit spreads, currency volatility, net present value of cash flows and news sources.

◦
Separate account assets and liabilities - exchange rates, various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, currency volatility, net present value of cash flows and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

◦	Common collective trusts - the net asset value based on the underlying trust investments.

•
Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3. Broker quotes are validated through an internal analyst review process, which includes validation through known market conditions and other relevant data, as noted below. Internal models are usually cash flow based utilizing characteristics of the underlying collateral of the security such as default rate and other relevant data. Inputs utilized for securities classified as Level 3 are as follows:

◦	Corporate debt securities - unadjusted single broker quotes which may be in an illiquid market or otherwise deemed unobservable.

◦	Asset-backed securities - internal models utilizing asset-backed securities index spreads.

◦	Separate account assets - single broker quotes which may be in an illiquid market or otherwise deemed unobservable or net asset value per share of the underlying investments.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets and liabilities are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable. All transfers between levels are recognized at the beginning of the reporting period in which the transfer occurred.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The policies and procedures utilized to review, account for and report on the value and level of the Company’s securities were determined and implemented by the Finance division. The Investments division is responsible for the processes related to security purchases and sales and provides valuation and leveling input to the Finance division when necessary. Both divisions within the Company have worked in conjunction to establish thorough pricing, review, approval, accounting and reporting policies and procedures around the securities valuation process.

Internal pricing models may be used to value certain Level 3 securities. These models have been created by the Company based on specific characteristics of the portfolio, such as the high level of illiquidity, the low level of market making and trading activity and the collateralized nature of certain securities. These models are recalibrated monthly by adjusting the inputs based on current public security market conditions and how those conditions apply to the Company’s portfolio. Internal model input assumptions may include: prepayment speeds, constant default rates and the Asset Backed Securities Index (“ABX Index”) spread adjusted by an internally calculated liquidity premium. The primary inputs into the internal pricing models are the constant default rate and the internally adjusted ABX Index spread. Additionally, a monthly comparison of the internally developed model prices to pricing vendor evaluations is performed and analyzed. The Company determined the use of internal models was more accurate for certain securities categorized as Level 3 primarily because the internally adjusted ABX Index spread is a better indication of fair value than spread assumptions used by external pricing models in illiquid markets. The internally adjusted ABX Index spread captures exposure to similar cash flows as the Company’s portfolio in a liquid and actively traded market and includes additional spread assumptions for potential illiquidity of the underlying collateral.

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices and takes into account the characteristics of the Company’s securities.

Derivative financial instruments

The Company enters into derivative transactions which include the use of interest rate swaps, interest rate swaptions, cross-currency swaps, U.S. government treasury futures contracts, Eurodollar futures contracts, futures on equity indices, interest rate swap futures and other forward contracts. The Company uses these derivative instruments to manage various risks, including interest rate and foreign currency exchange rate risk associated with its invested assets and liabilities. Derivative instruments are not used for speculative reasons. Certain of the Company’s over-the-counter (“OTC”) derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

All derivatives, regardless of hedge accounting treatment, are recorded in other assets and other liabilities at fair value. At inception of a derivative transaction, the hedge relationship and risk management objective is documented and the designation of the derivative is determined based on specific criteria of the transaction. Accounting for the ongoing changes in the fair value of a derivative depends on the intended use of the derivative. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in AOCI and are recognized in the consolidated income statements when the hedged item affects earnings. If the derivative is designated as a fair value hedge, the changes in its fair value and of the fair value of the hedged item attributable to the hedged risk are recognized in earnings in net investment income. Changes in the fair value of derivatives not qualifying for hedge accounting or where hedge accounting is not elected and the over effective portion of cash flow hedges are recognized in net investment income in the period of the change. Termination of derivative contracts prior to expiration generally result in investment gains and losses. Fluctuations in interest rates, foreign currencies or equity markets may cause the Company to experience volatility in net income.

As part of its hedging strategy, the Company may enter into certain derivative transactions where a cash investment is made by one party. Certain derivative instruments that contain a financing element at inception and where the Company is deemed to be the borrower are included in financing activities in the consolidated statements of cash flows. The cash flows from all other derivative transactions are included in operating activities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The Company uses derivative financial instruments for risk management purposes associated with certain invested assets and policy liabilities. Derivatives are used to (a) hedge the economic effects of interest rate and stock market movements on the Company’s guaranteed minimum withdrawal benefit liability, (b) hedge the economic effect of a large increase in interest rates on the Company’s general account life insurance, group pension liabilities and certain separate account life insurance liabilities, (c) hedge the economic risks of other transactions such as future asset acquisitions or dispositions, the timing of liability pricing, currency risks on non-U.S. dollar denominated assets and fee revenue based on equity market performance and (d) convert floating rate assets to fixed rate assets for asset/liability management purposes.

The Company controls the credit risk of its derivative contracts through credit approvals, limits, monitoring procedures and in many cases, requiring collateral. The Company’s exposure is limited to the portion of the fair value of derivative instruments that exceeds the value of the collateral held and not to the notional or contractual amounts of the derivatives.

Collateral agreements are regularly entered into as part of the underlying agreements with counterparties to mitigate counterparty credit risk.

Derivatives in a net asset position may have cash or securities pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty. This collateral is held in a custodial account for the benefit of the Company. Unrestricted cash collateral is included in other assets and the obligation to return it is included in other liabilities. The cash collateral is reinvested in a government money market fund. Cash collateral pledged by the Company is included in other assets.

Cash

Cash includes only amounts in demand deposit accounts.

Book overdrafts occur when checks have been issued by the Company, but have not been presented to the Company’s disbursement bank accounts for payment. These bank accounts allow the Company to delay funding of the issued checks until they are presented for payment. This delay in funding results in a temporary source of financing. The activity related to book overdrafts is included in the financing activities in the consolidated statement of cash flows. The book overdrafts, in the amount of $13,840 and zero, are included in other liabilities at December 31, 2013 and 2012, respectively.

Internal use software

Purchased software costs, as well as certain internal and external costs incurred to develop internal use computer software during the application development stage, are capitalized and amortized using the straight-line method over the software’s estimated useful life, ranging from five to seven years. Capitalized internal use software development costs, net of accumulated amortization, in the amounts of $50,134 and $48,280, are included in other assets at December 31, 2013 and 2012, respectively. The Company capitalized $14,640, $17,593 and $16,676 of internal use software development costs during the years ended December 31, 2013, 2012 and 2011, respectively.

Deferred acquisition costs and value of business acquired

The Company incurs costs in connection with the acquisition of new and renewal insurance business. Costs that vary directly with and relate to the successful production of new business are deferred as DAC. These costs consist primarily of commissions, costs associated with the Company’s sales representatives and policy issuance and underwriting expenses related to the production of successfully acquired new business or the acquisition of insurance or annuity contracts. A success factor is derived from actual contracts issued by the Company from requests for proposals or applications received. VOBA represents the estimated fair value of insurance or annuity contracts acquired either directly through the acquisition of another insurance company or through the acquisition of insurance or annuity contracts through assumption reinsurance transactions. The recoverability of such costs is dependent upon the future profitability of the related business.

DAC and VOBA associated with the annuity products and flexible premium universal life insurance products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

these amounts are made when the Company revises its estimates of current or future gross profits. DAC and VOBA associated with traditional life insurance are amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. DAC and VOBA, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

Goodwill and other intangible assets

Goodwill is the excess of cost over the fair value of assets acquired and liabilities assumed in connection with an acquisition. It is considered an indefinite lived asset and therefore is not amortized. The Company tests goodwill for impairment annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income in the period in which the impairment is identified.

Other intangible assets represent the estimated fair value of the portion of the purchase price that was allocated to the value of customer relationships in various acquisitions. These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market and replacement or reproduction cost. The initial valuations of these intangible assets were supported by an independent valuation study commissioned by the Company. Other identified intangible assets with finite lives are amortized over their estimated useful lives, which initially ranged from 4 to 14 years (weighted average 13 years), primarily based on the cash flows generated by these assets.

Separate accounts

Separate account assets and related liabilities are carried at fair value in the accompanying consolidated balance sheets. The Company issues variable annuity contracts and variable universal life contracts through separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and therefore are not included in the Company’s consolidated statements of income.

Revenues to the Company from the separate accounts consist of contract maintenance fees, investment management fees, administrative fees and mortality and expense risk charges.

The Company’s separate accounts invest in shares of Great-West Funds, Inc. (“Great-West Funds”) and Putnam Funds, open-end management investment companies, which are affiliates of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds.
Life insurance and annuity future benefits

Life insurance and annuity future benefits with life contingencies in the amounts of $14,296,153 and $13,808,516 at December 31, 2013 and 2012, respectively, are computed on the basis of assumed investment yield, mortality, morbidity and expenses, including a margin for adverse deviation. These future policy benefits are calculated as the present value of future benefits (including dividends) and expenses less the present value of future net premiums. The assumptions used in calculating the future policy benefits generally vary by plan, year of issue and policy duration. Additionally, these future policy benefits are established for claims that have been incurred but not reported based on factors derived from past experience.

Annuity contract benefits without life contingencies in the amounts of $10,263,043 and $9,622,357 at December 31, 2013 and 2012, respectively, are established at the contract holder’s account value, which is equal to cumulative deposits and credited interest, less withdrawals and mortality and expense and/or administrative service charges. The Company’s general account also has some immediate annuities. Future benefits for immediate annuities without life contingent payouts are computed on the basis of assumed investment yield and expenses.

Reinsurance ceded

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term, coinsurance and modified coinsurance contracts. For each of its reinsurance agreements, the

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not provide indemnification against loss or liability relating to insurance risk, the Company records the agreement using the deposit method of accounting. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

Policy benefits and policy and contract claims ceded to other insurance companies are carried as a reinsurance receivable in the accompanying consolidated balance sheets. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims

Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement. The provision for claims incurred but not reported is valued based primarily on the Company’s prior experience. Claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

Participating business

The Company has participating policies in which the policyholder shares in the Company’s earnings through policyholder dividends that reflect the difference between the assumptions used in the premium charged and the actual experience on those policies. The amount of dividends to be paid is determined by the Board of Directors.

Participating life and annuity policy benefit liabilities were $6,754,435 and $6,748,375 at December 31, 2013 and 2012, respectively. Participating business composes approximately 9% of the Company’s individual life insurance in-force at December 31, 2013 and 2012, and 32%, 20% and 19% of individual life insurance premium income for the years ended December 31, 2013, 2012 and 2011, respectively. The policyholder’s share of net income on participating policies that cannot be distributed to the Company’s stockholder is excluded from stockholder’s equity and recorded as undistributed earnings on participating business in the consolidated balance sheet.

Policy benefit liability - unearned revenue liability

Unearned revenue liability relates to universal life and investment products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized over the life of the contracts in proportion to the emergence of gross profits, similar to DAC. Such amortization is recorded in fee income.

Recognition of premium and fee income and benefits and expenses

Life insurance premiums are recognized when due. Annuity contract premiums with life contingencies are recognized as received. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance and contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and record-keeping services and investment advisory services are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts. Premiums and policyholder benefits and expenses are presented net of reinsurance.

Net investment income

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned.

Realized investment gains (losses) and derivative financial instruments

Realized investment gains and losses are reported as a component of revenues and are determined on a specific identification basis. Realized investment gains and losses also result from the termination of derivative contracts prior to expiration that are not designated as hedges for accounting purposes and certain fair-value hedge relationships.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Income taxes

Income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s consolidated financial statements or consolidated tax returns. In estimating future tax consequences, all expected future events, other than enactments or changes in the tax laws or rules, are considered. A valuation allowance is provided to the extent that it is more likely than not that deferred tax assets will not be realized. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized. The effect on deferred taxes from a change in tax rates is recognized in income in the period that includes the enactment date.

Share-based compensation

Lifeco maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. The Company uses the fair value method to recognize the cost of share-based employee compensation under the Lifeco plan.

The Company maintains a Performance Share Unit Plan (“PSU plan”) for senior executives of the Company. Under the PSU plan, performance share units are granted to certain senior executives of the Company, having a value equal to the participants’ deferred incentive compensation for the period. The Company uses the fair value method to recognize the cost of share-based employee compensation under the PSU plan.

2. Restatement of the December 31, 2012 and 2011 Statements of Cash Flows

The accompanying statements of cash flows for the years ended December 31, 2012 and 2011 have been restated to reflect the following corrections of misstatements identified subsequent to the issuance of the December 31, 2012 audited financial statements:

•
During the fourth quarter of 2013, the Company recorded a cumulative out-of-period adjustment in connection with certain derivative instruments not qualifying for hedge accounting due to ineffectiveness. These derivative instruments were deemed to have a financing element at inception which should be classified as a financing activity instead of an operating activity within the statement of cash flows. As a result, net cash provided by operating activities was overstated by $68,824 and net cash provided by financing activities was understated by the same amount for the year ended December 31, 2012. The Company believes the effects of this error are immaterial to the prior period.

•
The Company purchases interests in limited partnerships in order to obtain low-income housing tax credits. It accounts for the low-income housing partnerships utilizing the effective yield method as prescribed in ASC 323-740 Investments - Equity Method and Joint Ventures - Income Taxes. The Company has previously classified the amortization of low-income housing partnerships under the effective yield method as proceeds from the sales, maturities and redemptions of investments within investing activities. In 2013 it was determined that the amortization of the low-income housing partnerships should have been classified as an adjustment to reconcile net income to net cash provided by operating activities. As a result of this misstatement, net cash provided by operating activities was understated by $39,621 and $43,070 for the years ended December 31, 2012 and 2011, respectively, and the cash provided by investing activities was overstated by the same amounts for the same periods. The Company believes the effects of this error are immaterial to the prior periods.

•
The Company holds certain forward settling to be announced (“TBA”) securities that are accounted for as derivative instruments as the Company does not regularly accept delivery of such securities when issued. In certain limited circumstances, the Company will accept delivery of the securities from one broker and then immediately deliver the securities to another broker. In these limited circumstances, the Company recorded the purchase and sale of the securities as an equal and offsetting purchase and sale of investments in the net cash provided by investing activities. Because the Company did not hold the securities as an investment, the cash flows should be accounted for net within operating activities. As a

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

result of this misstatement, both proceeds from sales, maturities and redemptions of investments and purchases of investments were overstated by $4,123,283 and $3,036,701 for the years ended December 31, 2012 and 2011, respectively. The Company believes the effects of this error are immaterial to the prior periods.

The following table summarizes the effect of the adjustments the Company made to its financial statements:

	As previously reported	Adjustments	As restated
Statements of Cash Flows
2012
Amortization of low-income housing partnerships	$—	$39,621	$39,621
Other liabilities	31,380	(68,824)	(37,444)
Net cash provided by operating activities	123,306	(29,203)	94,103
Proceeds from sales, maturities and redemptions of investments:
Fixed maturities, available-for-sale	8,432,248	(4,123,283)	4,308,965
Limited partnership interests, other corporation interests and other investments	52,151	(39,621)	12,530
Purchases of investments:
Fixed maturities, available-for-sale	(9,407,969)	4,123,283	(5,284,686)
Net cash used in investing activities	(1,218,077)	(39,621)	(1,257,698)
Proceeds from financial element derivatives	—	64,354	64,354
Payments for and interest (paid) received on financial element derivatives, net	—	4,470	4,470
Net cash provided by financing activities	1,098,565	68,824	1,167,389
2011
Amortization of low-income housing partnerships	-	43,070	43,070
Net cash provided by operating activities	522,726	43,070	565,796
Proceeds from sales, maturities and redemptions of investments:
Fixed maturities, available-for-sale	5,373,914	(3,036,701)	2,337,213
Limited partnership interests, other corporation interests and other investments	58,872	(43,070)	15,802
Purchases of investments:
Fixed maturities, available-for-sale	(6,405,522)	3,036,701	(3,368,821)
Net cash used in investing activities	(1,204,377)	(43,070)	(1,247,447)

3. Application of Recent Accounting Pronouncements

Recently adopted accounting pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU No. 2011-11”). ASU No. 2011-11 provides for entities to disclose information about financial instruments and derivative instruments that are either offset in the balance sheet (presented on a net basis), or subject to an enforceable master netting arrangement or similar arrangement. ASU No. 2011-11 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Company adopted the provisions of ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption did not have an impact on the Company’s consolidated financial statements; see additional disclosures required for balance sheet offsetting in Note 7. ASU No. 2011-11 was subsequently amended by ASU No. 2013-01.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

In January 2013, the FASB issued ASU No. 2013-01 Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (“ASU No. 2013-01”). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Company adopted the provisions of ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption did not have an impact on the Company’s consolidated financial statements; see additional disclosures required for balance sheet offsetting in Note 7.

In February 2013, the FASB issued ASU No. 2013-02 Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU No. 2013-02”). ASU No. 2013-02 requires an entity to report the effect of significant reclassifications out of accumulated other comprehensive income for each applicable component of net income on a prospective basis. ASU No. 2013-02 supersedes the presentation requirements for reclassifications out of accumulated other comprehensive income in ASU No. 2011-05 and ASU No. 2011-12. ASU No. 2013-02 was effective for fiscal years and interim periods within those years beginning after December 15, 2012. The Company adopted the provisions of ASU No. 2013-02 for its fiscal year beginning January 1, 2013. The adoption did not have an impact on the Company’s consolidated financial statements; see additional disclosures required for amounts reclassified out of accumulated other comprehensive income in Note 14.

Future adoption of new accounting pronouncements

In January 2014, the FASB issued ASU No. 2014-01 Investments-Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Qualified Affordable Housing Projects. ASU No. 2014-01 permits reporting entities to make an accounting election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. A reporting entity that uses the effective yield method to account for its investments in qualified affordable housing projects before the date of adoption may continue to apply the effective yield method for those pre-existing investments. The Company uses the effective yield method for its investments in qualified affordable housing projects. ASU 2014-01 is effective for public business entities for annual periods and interim reporting periods within those annual periods, beginning after December 15, 2014. The Company is currently evaluating the impact of this guidance on its financial statements.

4. Related Party Transactions

In the normal course of its business, the Company enters into reinsurance agreements with related parties. Included in the consolidated balance sheets are the following related party amounts:

	Year ended December 31,
	2013	2012
Reinsurance receivable	$502,471	$533,446
Future policy benefits (1)	$1,887,182	$2,034,581

(1) Future policy benefits have been restated from $1,990,579 at December 31, 2012. The Company believes the effects of this error are immaterial to the prior period.

Included in the consolidated statements of income are the following related party amounts:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Year ended December 31,
	2013	2012	2011
Premium income, net of related party premiums ceded of $(30,114), $18,112, and $11,559 (1)(4)	$137,785	$85,873	$113,588
Life and other policy benefits, net of reinsurance recoveries of $(536), $12,562 and $468 (2)(5)	216,809	215,880	235,922
Increase (decrease) in future policy benefits (3)	(2,556)	(39,439)	(66,820)

(1) Premium income, net of related party premiums ceded has been restated from $96,439 and $129,072 for the years ended December 31, 2012 and 2011, respectively. The Company believes the effects of this error are immaterial to the prior periods.
(2) Life and other policy benefits, net of reinsurance recoveries have been restated from $99,321 and $106,790 for the years ended December 31, 2012 and 2011, respectively. The Company believes the effects of this error are immaterial to the prior periods.
(3) Increase (decrease) in future policy benefits has been restated from $70,554 for the year ended December 31, 2011. The Company believes the effects of this error are immaterial to the prior period.
(4) Related party premiums ceded have been restated from $6,912 for the year ended December 31, 2011. The Company believes the effects of this error are immaterial to the prior period.
(5) Reinsurance recoveries have been restated from $6,426 for the year ended December 31, 2011. The Company believes the effects of this error are immaterial to the prior period.

The Company provides certain administrative and operational services and investment services for The Great-West Life Assurance Company (“GWL”) and The Canada Life Assurance Company (“CLAC”), wholly-owned subsidiaries of Lifeco. Additionally, the Company receives payroll-related services from GWL. The Company also provides investment services for London Reinsurance Group, an indirect subsidiary of GWL. The following table presents revenue, expenses incurred and expense reimbursement from related parties for services provided pursuant to these service agreements. These amounts, in accordance with the terms of the various contracts, are based upon estimated costs incurred, including a profit charge, and resources expended based upon the number of policies, certificates in-force and/or administered assets.

	Year ended December 31,
	2013	2012	2011
Investment management and administrative revenue included in fee income and net investment income	$7,073	$7,770	$7,492
Administrative and underwriting expense reimbursements included as a reduction to general insurance expense	1,971	1,698	3,629
Administrative and underwriting expense included in general insurance expense	(2,556)	(2,610)	—
Total	$6,488	$6,858	$11,121

The following table summarizes amounts due from parent and affiliates:

			December 31,
Related party	Indebtedness	Due date	2013	2012
GWL&A Financial Inc.	On account	On demand	$23,396	$17,236
Great-West Lifeco U.S. Inc.	On account	On demand	64,786	62,350
Other related party receivables	On account	On demand	2,875	3,242
Total			$91,057	$82,828

The following table summarizes amounts due to parent and affiliates:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

			December 31,
Related party	Indebtedness	Due date	2013	2012
GWL&A Financial Inc. (1)	Surplus note	November 2034	$194,418	$194,390
GWL&A Financial Inc. (2)	Surplus note	May 2046	333,400	333,400
GWL&A Financial Inc.	Note interest	May 2014	4,701	4,701
London Life Financial Corporation	On account	On demand	1,722	1,735
The Great-West Life Assurance Company	On account	On demand	1,514	2,568
The Canada Life Assurance Company	On account	On demand	6,038	7,653
Total			$541,793	$544,447

(1) A note payable to GWL&A Financial was issued as a surplus note on November 15, 2004, with a face amount of $195,000 and carrying amounts of $194,418 and 194,390 at December 31, 2013 and 2012, respectively. The surplus note bears interest at the rate of 6.675% per annum, payable in arrears on each May 14 and November 14. The note matures on November 14, 2034.
(2) A note payable to GWL&A Financial was issued as a surplus note on May 19, 2006, with a face amount and carrying amount of $333,400. The surplus note bears interest initially at the rate of 7.203% per annum, payable in arrears on each May 16 and November 16 until May 16, 2016. After May 16, 2016, the surplus note bears an interest rate of 2.588% plus the then-current three-month London Interbank Offering Rate (“LIBOR”). The surplus note is redeemable by the Company at the principal amount plus any accrued and unpaid interest after May 16, 2016. The note matures on May 16, 2046.

Payments of principal and interest under the surplus notes shall be made only out of surplus funds of the Company and only with prior written approval of the Commissioner of Insurance of the State of Colorado when the Commissioner of Insurance is satisfied that the financial condition of the Company warrants such action pursuant to applicable Colorado law. Payments of principal and interest on the surplus notes are payable only if at the time of such payment and after giving effect to the making thereof, the Company’s surplus would not fall below two and one half times the authorized control level as required by the most recent risk-based capital calculations.

Interest expense attributable to these related party debt obligations was $37,059 for the years ended December 31, 2013 and 2012, and $37,163 for the year ended December 31, 2011. Included in other liabilities on the consolidated balance sheets at December 31, 2013 and 2012 is $4,701 of interest payable attributable to these related party debt obligations.

The Company’s wholly owned subsidiary, Great-West Life & Annuity Insurance Company of South Carolina (“GWSC”) and CLAC are parties to a reinsurance agreement pursuant to which GWSC assumes term life insurance from CLAC. GWL&A Financial obtained two letters of credit for the benefit of the Company as collateral under the GWSC and CLAC reinsurance agreement for policy liabilities and capital support. The first letter of credit is for $1,173,000 and renews annually until it expires on December 31, 2027. The second letter of credit is for $70,000 and renews annually for an indefinite period of time. At December 31, 2013 and 2012 there were no outstanding amounts related to the letters of credit.

Included within reinsurance receivable in the consolidated balance sheets are $495,140 and $486,514 of funds withheld assets as of December 31, 2013 and 2012, respectively. CLAC pays the Company, on a quarterly basis, interest on the funds withheld balance at a rate of 4.55% per annum. The interest income, in the amount of $20,876, $19,382 and $18,376, is included in net investment income for the years ended December 31, 2013 2012 and 2011, respectively.

A subsidiary of the Company, Great-West Capital Management, LLC, serves as a Registered Investment Advisor to Great-West Funds, Inc., an affiliated open-end management investment company, to several affiliated insurance company separate accounts and to Great-West Trust Company, LLC, an affiliated trust company. Great-West Trust Company, LLC, serves as trustee to several collective investment trusts. Included in fee income on the consolidated

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

statements of income are $107,854, $84,137 and $69,172 of advisory, management and trustee fee income from these affiliated entities for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, which are affiliates of the Company and shares of other non-affiliated mutual funds and government and corporate bonds. The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company. During the years ended December 31, 2013, 2012 and 2011, these purchases totaled $198,107, $131,593 and $112,117, respectively. As the general account investment contracts are also included in the separate account balances in the accompanying consolidated balance sheets, the Company has reduced the separate account assets and liabilities by $333,074 and $289,730 at December 31, 2013 and 2012, respectively, to eliminate these amounts in its consolidated balance sheets at those dates.

On January 1, 2013, the Company terminated its reinsurance agreement with its affiliate, CLAC, pursuant to which it had ceded certain participating life business on a coinsurance basis.

Participating policyholders share in the financial results of the participating business in the form of policyholder dividends. The policyholder dividends can be distributed directly to the policyholders in the form of cash or through an increase in benefits such as paid-up additions. The participating policyholder earnings that cannot be distributed to the shareholder are not included in the Company’s condensed consolidated net income and are reflected in liabilities in undistributed earnings on participating business in the Company’s condensed consolidated balance sheets.

The Company recorded, at fair value, the following on January 1, 2013, in its condensed consolidated balance sheet in connection with the termination of the reinsurance agreement:

Assets		Liabilities
Fixed maturities, available-for-sale	$44,104	Undistributed earnings on participating business	$4,781
Policy loans	6,468	Due to parent and affiliates	3,841
Reinsurance receivable	(42,297)
Investment income due and accrued	347
Total	$8,622	Total	$8,622

The Company recorded the following on January 1, 2013, in its condensed consolidated statement of income in connection with the termination of the reinsurance agreement:

Premium income	$42,297
Other revenue	7,355
Total	49,652
Increase (decrease) in future policy benefits	41,297
Dividends to policyholders	1,000
Total	42,297
Participating policyholders' net income before income taxes	7,355
Income tax expense	2,574
Participating policyholders' income	4,781
Provision for policyholders' share of earnings on participating business	4,781
Net income available to shareholder	$—

In 2013, the Company performed its regular review of the investment portfolios. As a result of that review on December 1, 2013, the Company transferred $3,862 of cash and two mortgages with a market value of $28,959 to CLAC in exchange for four fixed maturity investments with a market value of $32,821. As a result of that transaction, the Company recognized realized investment loss of $1,041.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

5. Summary of Investments

The following tables summarize fixed maturity investments classified as available-for-sale and the non-credit-related component of OTTI in AOCI:

Fixed maturities:	December 31, 2013
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)

U.S. government direct obligations and U.S. agencies	$3,044,185	$43,827	$23,373	$3,064,639	$—
Obligations of U.S. states and their subdivisions	1,763,797	196,742	16,952	1,943,587	—
Foreign government securities	2,617	—	14	2,603	—
Corporate debt securities (2)	10,454,252	568,261	223,532	10,798,981	(2,553)
Asset-backed securities	1,553,510	131,277	29,150	1,655,637	(98,502)
Residential mortgage-backed securities	244,723	8,335	3,473	249,585	(129)
Commercial mortgage-backed securities	731,688	21,951	11,515	742,124	—
Collateralized debt obligations	12,587	14	213	12,388	—
Total fixed maturities	$17,807,359	$970,407	$308,222	$18,469,544	$(101,184)

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities that had previous non-credit impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.
(2) Includes perpetual debt investments with amortized cost of $172,054 and estimated fair value of $143,644.

Fixed maturities:	December 31, 2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)

U.S. government direct obligations and U.S. agencies	$2,735,917	$101,568	$3,411	$2,834,074	$—
Obligations of U.S. states and their subdivisions	1,676,289	342,445	229	2,018,505	—
Corporate debt securities (2)	9,511,411	974,231	111,551	10,374,091	(2,293)
Asset-backed securities	1,795,122	120,471	54,454	1,861,139	(66,293)
Residential mortgage-backed securities	407,715	17,900	30	425,585	(240)
Commercial mortgage-backed securities	616,011	48,247	1,303	662,955	—
Collateralized debt obligations	13,751	14	1,770	11,995	—
Total fixed maturities	$16,756,216	$1,604,876	$172,748	$18,188,344	$(68,826)

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities that had previous non-credit impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.
(2) Includes perpetual debt investments with amortized cost of $226,069 and estimated fair value of $153,100.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

See Note 8 for additional discussion regarding fair value measurements.

The amortized cost and estimated fair value of fixed maturity investments classified as available-for-sale, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2013
	Amortized cost	Estimated fair value
Maturing in one year or less	$602,136	$634,727
Maturing after one year through five years	3,146,981	3,404,667
Maturing after five years through ten years	3,936,775	4,146,699
Maturing after ten years	4,759,492	4,783,596
Mortgage-backed and asset-backed securities	5,361,975	5,499,855
	$17,807,359	$18,469,544

Mortgage-backed (commercial and residential) and asset-backed securities include those issued by U.S. government and U.S. agencies.

The following table summarizes information regarding the sales of securities classified as available-for-sale:

	Year ended December 31,
	2013	2012	2011
Proceeds from sales (1)	$2,518,568	$2,697,809	$921,888
Gross realized gains from sales	71,758	113,984	104,893
Gross realized losses from sales	27,792	4,371	23,138

(1) Proceeds from sales have been restated from $6,821,062 and $3,958,589 for the years ended December 31, 2012 and 2011, respectively. The Company believes the effects of this error are immaterial to the prior periods.

Included in net investment income are unrealized gains (losses) of ($9,447), ($634) and $12,935 on held-for-trading fixed maturity investments still held at December 31, 2013, 2012 and 2011, respectively.

Mortgage loans on real estate - The following table summarizes the carrying value of the mortgage loan portfolio by component:

	December 31, 2013	December 31, 2012
Principal	$3,124,626	$2,866,411
Unamortized premium (discount) and fees, net	12,519	18,237
Mortgage provision allowance	(2,890)	(2,890)
Total mortgage loans	$3,134,255	$2,881,758

The average recorded investment of impaired mortgage loans was zero, $1,034 and $5,822 for the years ended December 31, 2013, 2012 and 2011, respectively.

The recorded investment of the mortgage loan portfolio categorized as performing was $3,137,145 and $2,884,648 as of December 31, 2013 and 2012, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following table summarizes activity in the mortgage provision allowance:

	Year ended December, 31
	2013	2012	2011
	Commercial mortgages	Commercial mortgages	Commercial mortgages
Beginning balance	$2,890	$21,130	$16,300
Provision increases	273	1,067	4,830
Charge-off	(273)	(992)	-
Recovery	-	(75)	-
Provision decreases	-	(18,240)	-
Ending balance	$2,890	$2,890	$21,130
Allowance ending balance by basis of impairment method:
Collectively evaluated for impairment	$2,890	$2,890	$21,130
Recorded investment balance in the mortgage loan portfolio, gross of allowance, by basis of impairment method:	$3,137,145	$2,884,648	$2,534,217
Individually evaluated for impairment	13,906	14,970	18,493
Collectively evaluated for impairment	3,123,239	2,869,678	2,515,724

Limited partnership and other corporation interests - At December 31, 2013 and 2012, the Company had $79,236 and $124,814, respectively, invested in limited partnership and other corporation interests. Included in limited partnership interests are investments in low-income housing partnerships that qualify for federal and state tax credits and ownership interests in pooled investment funds.

The Company has determined each investment in low-income housing limited partnerships (“LIHLP”) to be considered a VIE. Although the Company is involved with the VIE, it determined that consolidation was not required because it has no power to direct the activities that most significantly impact the entities’ economic performance.

As a 99% limited partner in various upper-tier LIHLPs, the Company has few or no voting rights, but expects to receive the tax credits allocated to the partnership and operating losses from depreciation and interest expense. The Company is only an equity investor and views the LIHLP as a single investment. The general partner of the LIHLPs is most closely involved in the development and management of the LIHLP project. The general partner has a small ownership of the partnership, which requires a de minimus capital contribution. This equity investment is reduced based on fees paid at inception by the limited partner; therefore, the general partner does not qualify as having an equity investment at risk in the LIHLP project. However, the limited partner does not have the direct or indirect ability through voting rights or similar rights to make decisions about the general partner’s activities that have a significant effect on the success of the partnership.

The carrying value and maximum exposure to loss in relation to the activities of the VIEs was $31,563 and $71,370 at December 31, 2013 and 2012, respectively.

Special deposits and securities lending - The Company had securities on deposit with government authorities as required by certain insurance laws with fair values of $14,072 and $15,791 at December 31, 2013 and 2012, respectively.

The Company participates in a securities lending program whereby securities are loaned to third parties. Securities with a cost or amortized cost of $28,178 and $138,654 and estimated fair values of $27,166 and $138,297 were on loan under the program at December 31, 2013 and 2012, respectively. The Company received restricted cash of $18,534 and $142,022 and securities with a fair value of $9,424 and zero as collateral at December 31, 2013 and 2012, respectively.

Unrealized losses on fixed maturity investments classified as available-for-sale - The following tables summarize unrealized investment losses, including the non-credit-related portion of OTTI losses reported in AOCI,

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

by class of investment:

Fixed maturities:	December 31, 2013
	Less than twelve months		Twelve months or longer		Total
	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$2,399,373	$23,156	$5,192	$217	$2,404,565	$23,373
Obligations of U.S. states and their subdivisions	214,979	16,713	837	239	215,816	16,952
Foreign government securities	2,603	14	—	—	2,603	14
Corporate debt securities	2,632,093	144,367	511,376	79,165	3,143,469	223,532
Asset-backed securities	305,377	12,763	305,740	16,387	611,117	29,150
Residential mortgage-backed securities	32,131	3,454	1,011	19	33,142	3,473
Commercial mortgage-backed securities	177,395	6,703	48,825	4,812	226,220	11,515
Collateralized debt obligations	—	—	12,356	213	12,356	213
Total fixed maturities	$5,763,951	$207,170	$885,337	$101,052	$6,649,288	$308,222
Total number of securities in an unrealized loss position		458		109		567

Fixed maturities:	December 31, 2012
	Less than twelve months		Twelve months or longer		Total
	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI

U.S. government direct obligations and U.S. agencies	$538,612	$3,270	$7,252	$141	$545,864	$3,411
Obligations of U.S. states and their subdivisions	25,679	229	—	—	25,679	229
Corporate debt securities	527,280	12,287	291,611	99,264	818,891	111,551
Asset-backed securities	30,810	97	647,715	54,357	678,525	54,454
Residential mortgage-backed securities	9,834	8	1,210	22	11,044	30
Commercial mortgage-backed securities	34,727	169	35,960	1,134	70,687	1,303
Collateralized debt obligations	—	—	11,963	1,770	11,963	1,770
Total fixed maturities	$1,166,942	$16,060	$995,711	$156,688	$2,162,653	$172,748
Total number of securities in an unrealized loss position		85		133		218

Fixed maturity investments - Total unrealized losses and OTTI increased by $135,474, or 78%, from December 31, 2012 to December 31, 2013. The increase in unrealized losses was in the less than twelve months category which increased by $191,110 from December 31, 2012 to December 31, 2013.

This increase was across most asset classes and was due to higher interest rates resulting in generally lower valuations of these fixed maturity securities. The number of securities with unrealized losses in the less than twelve months category increased from 85 at December 31, 2012 to 458 at December 31, 2013. The securities continue to be rated investment grade.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Total unrealized losses greater than twelve months decreased by $55,636 from December 31, 2012 to December 31, 2013. Corporate debt securities account for 78%, or $79,165, of the unrealized losses and OTTI greater than twelve months. Non-investment grade corporate securities account for $12,095 of unrealized losses and OTTI greater than twelve months and $10,276 of the losses are on perpetual debt investments issued by banks in the United Kingdom, which have bank ratings of BBB+ or higher. The Company determined the majority of the unrealized losses on perpetual securities were due to widening credit spreads and low London Interbank Offered Rate (“LIBOR”) based coupon rates on the securities, which are not expected to compromise the issuers’ ability to service the investments. Management does not have the intent to sell these assets; therefore, an OTTI was not recognized in earnings.

Asset-backed securities account for 16% of the unrealized losses and OTTI greater than twelve months. The present value of the cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in earnings.

See Note 8 for additional discussion regarding fair value measurements.

Other-than-temporary impairment recognition - The Company recorded OTTI on fixed maturity investments as follows:

Fixed maturities:	Year ended December 31, 2013
	OTTI recognized in realized gains/(losses)		OTTI recognized in OCI (1)	Total
	Credit related	Non-credit related	Non-credit related
Asset-backed securities	$3	$—	$—	$3
Residential mortgage-backed securities	170	—	(434)	(264)
Total fixed maturities	$173	$—	$(434)	$(261)

(1) Amounts are recognized in OCI in the period incurred.

Fixed maturities:	Year ended December 31, 2012
	OTTI recognized in realized gains/(losses)		OTTI recognized in OCI (2)	Total
	Credit related (1)	Non-credit related	Non-credit related
Corporate debt securities	$254	$—	$—	$254
Asset-backed securities	4,429	—	(61)	4,368
Total fixed maturities	$4,683	$—	$(61)	$4,622
(1) All of the $4,429 in credit related OTTI is bifurcated credit loss recognized on two asset-backed fixed maturities.
(2) Amounts are recognized in OCI in the period incurred.

Fixed maturities:	Year ended December 31, 2011
	OTTI recognized in realized gains/(losses)		OTTI recognized in OCI (2)	Total
	Credit related (1)	Non-credit related	Non-credit related
Corporate debt securities	$501	$—	$—	$501
Asset-backed securities	6,264	—	10,005	16,269
Total fixed maturities	$6,765	$—	$10,005	$16,770

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

(1) All of the $6,264 in credit related OTTI is bifurcated credit loss recognized on one asset-backed fixed maturity.
(2) Amounts are recognized in OCI in the period incurred.

The OTTI on fixed maturity securities where the loss portion is bifurcated and the credit related component is recognized in realized investment gains (losses) is summarized as follows:

	Year ended December 31,
	2013	2012	2011
Beginning balance	$167,788	$186,999	$181,611
Additions:
Initial impairments - credit loss on securities not previously impaired	—	4,429	6,264
Credit loss recognized on securities previously impaired	173	—	—
Reductions:
Due to sales, maturities, or payoffs during the period	—	(23,640)	(876)
Ending balance	$167,961	$167,788	$186,999

Net Investment Income

The following table summarizes net investment income

	Year ended December 31,
	2013	2012	2011
Investment income:
Fixed maturity and short-term investments	$766,367	$808,215	$821,582
Mortgage loans on real estate	147,944	138,411	117,796
Policy loans	206,718	213,300	218,663
Limited partnership interests	9,131	7,566	6,915
Net interest on funds withheld balances under reinsurance agreements, related party	20,876	19,382	18,376
Derivative instruments (1)	(44,610)	16,008	(11,613)
Other	3,321	5,222	3,113
	1,109,747	1,208,104	1,174,832
Investment expenses	(18,358)	(16,553)	(16,346)
Net investment income	$1,091,389	$1,191,551	$1,158,486
(1) Includes gains (losses) on the hedged asset for fair value hedges.

Realized Investment Gains (Losses)

The following table summarizes realized investment gains (losses):

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Year ended December 31,
	2013	2012	2011
Realized investment gains (losses):
Fixed maturity and short-term investments	$37,312	$105,675	$78,637
Derivative instruments	(62,077)	(10,221)	(47,264)
Mortgage loans on real estate (1)	10,895	21,471	(4,633)
Other	(266)	(208)	(2,245)
Realized investment gains (losses)	$(14,136)	$116,717	$24,495

(1) Includes provision for mortgage impairments.

Included in net investment income and realized investment gains (losses) are amounts allocable to the participating fund account. This allocation is based upon the activity in a specific block of investments that are segmented for the benefit of the participating fund account.

In 2012 and 2011, the realized gains (losses) on the provision for mortgage impairments, net of recoveries, was $17,248 and $(4,830), respectively. The 2012 and 2011, realized gains (losses) on mortgage loan activity not related to the provision was $4,223 and $197 and was included in Other. In the current year, all mortgage loan activity has been included in a single line item.

6. Derivative Financial Instruments

Derivative transactions are generally entered into pursuant to master agreements and other contracts with approved counterparties that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration or termination of the agreement.
Certain derivative master agreements contain provisions that would allow the counterparties to require immediate settlement of all derivative instruments in a net liability position if the Company were to default on any debt obligations over a certain threshold. The aggregate fair value of derivative instruments with credit-risk-related contingent features that were in a net liability position was $167,743 and $55,875 as of December 31, 2013 and 2012, respectively. The Company had pledged collateral related to these derivatives of $143,540 and $43,360 as of December 31, 2013 and 2012, respectively, in the normal course of business. If the credit-risk-related contingent features were triggered on December 31, 2013 the fair value of assets that could be required to settle the derivatives in a net liability position was $24,203.

At December 31, 2013 and 2012, the Company had pledged $143,710 and $54,400, respectively, of unrestricted cash collateral to counterparties in the normal course of business.

At December 31, 2013, the Company estimated $7,841 of net derivative gains related to cash flow hedges included in AOCI will be reclassified into net income within the next twelve months.

Types of derivative instruments and derivative strategies

Interest rate contracts

Cash flow hedges

Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate. Interest rate futures are used to manage the interest rate risks of forecasted acquisitions of fixed rate maturity investments. These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Fair value hedges

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Interest rate swap agreements are used to convert the interest rate on certain debt securities from a fixed rate to a floating rate to manage the interest rate risk of the change in the fair value of certain fixed rate maturity investments. Interest rate futures are used to manage the interest rate risk of the change in the fair value of certain fixed rate maturity investments.

Not designated as hedging instruments

The Company enters into certain transactions in which derivatives are hedging an economic risk but hedge accounting is not elected. These derivative instruments include: exchange-traded interest rate swap futures, OTC interest rate swaptions, OTC interest rate swaps, exchange-traded Eurodollar interest rate futures and treasury interest rate futures. Certain of the Company’s OTC derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

The derivative instruments mentioned above are economic hedges and used to manage risk. These transactions are used to offset changes in liabilities including those in variable annuity products, hedge the economic effect of a large increase in interest rates, manage the potential variability in future interest payments due to a change in credited interest rates and the related change in cash flows due to increased surrenders and manage interest rate risks of forecasted acquisitions of fixed rate maturity investments and forecasted liability pricing.

Cross-currency contracts

Cross-currency swaps are used to manage the foreign currency exchange rate risk associated with investments denominated in other than U.S. dollars. The Company uses cross-currency swaps to convert interest and principal payments on foreign denominated debt instruments into U.S. dollars. Cross-currency swaps may be designated as cash flow hedges; however, hedge accounting is not always elected.

Equity contracts

Futures on equity indices are used to reduce the Company’s exposure to equity market risks; however, hedge accounting is not elected. The Company is hedging the risk of declining equity market values having an adverse effect on fee income collected on equity funds. The Company also uses futures on equity indices to offset changes in guaranteed minimum withdrawal benefit liabilities.

Other contracts

The Company uses forward settling TBA securities to gain exposure to the investment risk and return of agency mortgage-backed securities (pass-throughs). These transactions enhance the return on the Company’s investment portfolio and provide a more liquid and cost effective method of achieving these goals than purchasing or selling individual agency mortgage-backed pools. As the Company does not regularly accept delivery of such securities, they are accounted for as derivatives but hedge accounting is not elected. These transactions are disclosed as Other forward contracts.

The following tables summarize derivative financial instruments:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	December 31, 2013
	Notional amount	Net derivatives	Asset derivatives	Liability derivatives
		Fair value	Fair value (1)	Fair value (1)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$184,200	$13,829	$13,829	$—
Cross-currency swaps	102,545	(7,843)	—	7,843
Total cash flow hedges	286,745	5,986	13,829	7,843
Fair value hedges:
Interest rate swaps	78,000	4,951	5,098	147
Total fair value hedges	78,000	4,951	5,098	147
Total derivatives designated as hedges	364,745	10,937	18,927	7,990
Derivatives not designated as hedges:
Interest rate swaps	55,600	(2,038)	1,454	3,492
Futures on equity indices	3,483	—	—	—
Interest rate futures	16,233	—	—	—
Interest rate swaptions	494,774	1,176	1,176	—
Cross-currency swaps	557,676	(154,340)	1,921	156,261
Total derivatives not designated as hedges	1,127,766	(155,202)	4,551	159,753
Total cash flow hedges, fair value hedges and derivatives not designated as hedges	$1,492,511	$(144,265)	$23,478	$167,743

(1) The estimated fair value of all derivatives in an asset position is reported within other assets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

	December 31, 2012
	Notional amount	Net derivatives	Asset derivatives	Liability derivatives
		Fair value	Fair value (1)	Fair value (1)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$184,200	$26,113	$26,113	$—
Cross-currency swaps	424,248	(81,109)	4,643	85,752
Total cash flow hedges	608,448	(54,996)	30,756	85,752
Fair value hedges:
Interest rate swaps	183,776	(1,391)	258	1,649
Total fair value hedges	183,776	(1,391)	258	1,649
Total derivatives designated as hedges	792,224	(56,387)	31,014	87,401
Derivatives not designated as hedges:
Interest rate swaps	29,264	305	1,062	757
Futures on equity indices	3,133	—	—	—
Interest rate futures	80,550	—	—	—
Interest rate swaptions	688,674	342	342	—
Total derivatives not designated as hedges	801,621	647	1,404	757
Total cash flow hedges, fair value hedges and derivatives not designated as hedges	$1,593,845	$(55,740)	$32,418	$88,158

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

(1) The estimated fair value of all derivatives in an asset position is reported within other assets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

Notional amounts are used to express the extent of the Company’s involvement in derivative transactions and represent a standard measurement of the volume of its derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received.

The Company had 46 and 75 swap transactions with an average notional amount of $3,175 and $8,685 during the years ended December 31, 2013 and 2012, respectively. During the years ended December 31, 2013 and 2012, the Company had 17 and 23 cross-currency swap transactions with an average notional amount of $13,881 and $12,710, respectively. The Company had 695 and 931 futures transactions with an average number of contracts per transaction of 9 and 11 during the years ended December 31, 2013 and 2012, respectively. The Company had 52 and 46 swaption transactions with an average notional amount of $5,040 and $5,528 during the years ended December 31, 2013 and 2012, respectively. The Company had 986 forward settling TBA security transactions with an average notional amount of $47,566 during the year ended December 31, 2013.

Significant changes in the derivative notional amount during the year ended December 31, 2013 were primarily due to the following:

◦
The net decrease of $337,307 in interest rate swaps, interest rate swaptions and futures was primarily due to (i) a change in the Company’s interest rate risk hedging strategy and (ii) the closing of fair value hedges associated with the concurrent sales of certain fixed rate maturity investments.

◦	The increase of $235,973 in cross-currency swaps was due to additional swaps opened to hedge newly purchased assets denominated in British pounds and Euros.

The Company recognized total derivative gains (losses) in net investment income of ($44,929), $12,567 and ($15,428) for the years ended December 31, 2013, 2012 and 2011, respectively. The Company recognized net investment gains (losses) on closed derivative positions of ($65,019), ($10,221) and ($38,794) for the years ended December 31, 2013, 2012 and 2011, respectively. The preceding amounts are shown net of any gains (losses) on the hedged assets in a fair value hedge that has been recorded in net investment income.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following tables present the effect of derivative instruments in the consolidated statement of income reported by cash flow hedges, fair value hedges and economic hedges:

	Gain (loss) recognized in OCI on derivatives (Effective portion)			Gain (loss) reclassified from OCI into net income (Effective portion)				Gain (loss) recognized in net income on derivatives (Ineffective portion and amount excluded from effectiveness testing)

	Year ended December 31,			Year ended December 31,				Year ended December 31,
	2013	2012	2011	2013	2012	2011		2013	2012	2011
Cash flow hedges:
Interest rate swaps	$(12,285)	$5,220	$21,322	$5,067	$2,856	$2,820	(A)	$—	$—	$9	(A)
Cross-currency swaps	15,387	(24,101)	1,123	—	—	—		—	—	—
Interest rate futures	—	—	—	63	63	43	(A)	—	—	(92)	(A)
Interest rate futures	—	—	(1,431)	—	—	—		—	—	6	(B)
Total cash flow hedges	$3,102	$(18,881)	$21,014	$5,130	$2,919	$2,863		$—	$—	$(77)

(A) Net investment income.
(B) Represents realized gains (losses) on closed positions recorded in realized investment gains (losses), net.

	Gain (loss) on derivatives recognized in net income				Gain (loss) on hedged assets recognized in net income

	Year ended December 31,				Year ended December 31,
	2013	2012	2011		2013	2012	2011
Fair value hedges:
Interest rate swaps	$6,342	$(380)	$(1,011)	(A)	$—	$—	$—
Interest rate swaps	1,909	—	—	(B)	—	—	—
Interest rate futures	—	—	(285)	(A)	—	—	—
Interest rate futures	—	—	(8,311)	(B)	—	—	—
Items hedged in interest rate swaps	—	—	—		(5,308)	380	1,011	(A)
Items hedged in interest rate swaps	—	—	—		(2,943)	—	—	(B)
Items hedged in interest rate futures	—	—	—		—	—	(2,002)	(A)
Items hedged in interest rate futures	—	—	—		—	—	8,470	(B)
Total fair value hedges (1)	$8,251	$(380)	$(9,607)		$(8,251)	$380	$7,479

(1) Hedge ineffectiveness of zero, zero and ($2,128) was recognized during the years ended December 31, 2013, 2012 and 2011, respectively.
(A) Net investment income.
(B) Represents realized gains (losses) on closed positions recorded in realized investment gains (losses), net.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Gain (loss) on derivatives recognized in net income
	Year ended December 31,
	2013		2012		2011
Derivatives not designated as hedging instruments:
Futures on equity indices	(97)	(A)	2	(A)	(32)	(A)
Futures on equity indices	(3,396)	(B)	(774)	(B)	373	(B)
Interest rate swaps	(3,668)	(A)	8,620	(A)	(12,351)	(A)
Interest rate swaps	(622)	(B)	(4,979)	(B)	(38,377)	(B)
Interest rate futures	(458)	(A)	164	(A)	260	(A)
Interest rate futures	303	(B)	(2,641)	(B)	(251)	(B)
Interest rate swaptions	3,241	(A)	862	(A)	(3,798)	(A)
Interest rate swaptions	(2,828)	(B)	(1,827)	(B)	(704)	(B)
Other forward contracts	(57,442)	(B)	-	(B)	-	(B)
Cross-currency swaps	(50,111)	(A)	-	(A)	-	(A)

Total derivatives not designated as hedging instruments	$(115,078)		$(573)		$(54,880)

(A) Net investment income.
(B) Represents realized gains (losses) on closed positions recorded in realized investment gains (losses), net.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

7. Summary of Offsetting Assets and Liabilities

The Company enters into derivative transactions with several approved counterparties. The Company’s derivative transactions are generally governed by International Swaps and Derivatives Association (“ISDA”) Master Agreements which provide for legally enforceable set-off and close-out netting in the event of default or bankruptcy of the Company’s counterparties. The Company’s ISDA Master Agreements generally include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its derivative transactions. These provisions have the effect of securing each party’s position to the extent of collateral held. The following tables summarize the effect of master netting arrangements on the Company’s financial position in the normal course of business and in the event of default or bankruptcy of the Company’s counterparties:

	December 31, 2013
		Gross fair value not offset in balance sheets
Financial instruments:	Gross fair value of recognized assets/liabilities (1)	Financial instruments	Cash collateral received/(pledged)	Net fair value
Derivative instruments (assets) (2)	$25,250	$(25,023)	$—	$227
Derivative instruments (liabilities) (3)	171,387	(25,023)	(143,540)	2,824

	December 31, 2012
		Gross fair value not offset in balance sheets
Financial instruments:	Gross fair value of recognized assets/liabilities (1)	Financial instruments	Cash collateral received/(pledged)	Net fair value
Derivative instruments (assets) (2)	$26,647	$(26,647)	$—	$—
Derivative instruments (liabilities) (3)	87,093	(26,647)	(54,400)	6,046

(1) The gross fair value of derivative instruments are not netted against offsetting liabilities for presentation on the consolidated balance sheets.
(2) The estimated fair value of derivative instrument assets is reported in other assets in the consolidated balance sheets and includes income and expense accruals.
(3) The estimated fair value of derivative instrument liabilities is reported in other liabilities in the consolidated balance sheets and includes income and expense accruals.

8. Fair Value Measurements

Recurring fair value measurements

The following tables present the Company’s financial assets and liabilities carried at fair value on a recurring basis by fair value hierarchy category:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2013
Assets	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$—	$3,064,639	$—	$3,064,639
Obligations of U.S. states and their subdivisions	—	1,943,587	—	1,943,587
Foreign government securities	—	2,603	—	2,603
Corporate debt securities	—	10,792,329	6,652	10,798,981
Asset-backed securities	—	1,402,679	252,958	1,655,637
Residential mortgage-backed securities	—	249,585	—	249,585
Commercial mortgage-backed securities	—	742,124	—	742,124
Collateralized debt obligations	—	12,356	32	12,388
Total fixed maturities available-for-sale	—	18,209,902	259,642	18,469,544
Fixed maturities held for trading:
U.S. government direct obligations and U.S. agencies	—	236,000	—	236,000
Corporate debt securities	—	58,171	—	58,171
Asset-backed securities	—	40,858	—	40,858
Commercial mortgage-backed securities	—	1,026	—	1,026
Total fixed maturities held for trading	—	336,055	—	336,055
Short-term investments available-for-sale lending agreements	254,378	39,909	—	294,287

Collateral under securities lending agreements	18,534	—	—	18,534
Collateral under derivative counterparty collateral agreements	143,710	—	—	143,710
Derivative instruments designated as hedges:
Interest rate swaps	—	18,927	—	18,927
Derivative instruments not designated as hedges:
Interest rate swaps	—	1,454	—	1,454
Interest rate swaptions	—	1,176	—	1,176
Cross-currency swaps	—	1,921	—	1,921
Total derivative instruments	—	23,478	—	23,478
Separate account assets	14,861,680	11,769,224	—	26,630,904
Total assets	$15,278,302	$30,378,568	$259,642	$45,916,512
Liabilities
Payable under securities lending agreements	$18,534	$—	$—	$18,534
Derivative instruments designated as hedges:
Interest rate swaps	—	147	—	147
Cross-currency swaps	—	7,843	—	7,843
Derivative instruments not designated as hedges:
Interest rate swaps	—	3,492	—	3,492
Cross-currency swaps	—	156,261	—	156,261
Total derivative instruments	—	167,743	—	167,743
Separate account liabilities (1)	2	166,325	—	166,327
Total liabilities	$18,536	$334,068	$—	$352,604

(1)	Includes only separate account instruments which are carried at the fair value of the underlying liabilities owned by the separate accounts.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2012
Assets	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$—	$2,834,074	$—	$2,834,074
Obligations of U.S. states and their subdivisions	—	2,018,505	—	2,018,505
Corporate debt securities	—	10,372,269	1,822	10,374,091
Asset-backed securities	—	1,595,601	265,538	1,861,139
Residential mortgage-backed securities	—	425,585	—	425,585
Commercial mortgage-backed securities	—	662,955	—	662,955
Collateralized debt obligations	—	11,963	32	11,995
Total fixed maturities available-for-sale	—	17,920,952	267,392	18,188,344
Fixed maturities held for trading:
U.S. government direct obligations and U.S. agencies	—	263,634	—	263,634
Corporate debt securities	—	61,336	—	61,336
Asset-backed securities	—	42,630	—	42,630
Total fixed maturities held for trading	—	367,600	—	367,600
Short-term investments available-for-sale	19,459	246,873	—	266,332
Collateral under securities lending agreements	142,022	—	—	142,022
Collateral under derivative counterparty collateral agreements	54,400	—	—	54,400
Derivative instruments designated as hedges:
Interest rate swaps	—	26,371	—	26,371
Cross-currency swaps	—	4,643	—	4,643
Derivative instruments not designated as hedges:
Interest rate swaps	—	1,062	—	1,062
Interest rate swaptions	—	342	—	342
Total derivative instruments	—	32,418	—	32,418
Separate account assets	12,171,024	12,434,502	—	24,605,526
Total assets	$12,386,905	$31,002,345	$267,392	$43,656,642
Liabilities
Payable under securities lending agreements	$142,022	$—	$—	$142,022
Derivative instruments designated as hedges:
Interest rate swaps	—	1,649	—	1,649
Cross-currency swaps	—	85,752	—	85,752
Derivative instruments not designated as hedges:
Interest rate swaps	—	757	—	757
Total derivative instruments	—	88,158	—	88,158
Separate account liabilities (1)	14	352,653	—	352,667
Total liabilities	$142,036	$440,811	$—	$582,847

(1) Includes only separate account instruments which are carried at the fair value of the underlying liabilities owned by the separate accounts.

The methods and assumptions used to estimate the fair value of the Company’s financial assets and liabilities carried at fair value on a recurring basis are as follows:

Fixed maturity investments

The fair values for fixed maturity investments are based upon market prices from independent pricing services. In cases where market prices are not readily available, such as for private fixed maturity investments, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flows calculated at current market rates on investments of similar quality and term. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments,

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Short-term investments and securities lending agreements

The amortized cost of short-term investments, collateral under securities lending agreements and payable under securities lending agreements is a reasonable estimate of fair value due to their short-term nature and high credit quality of the issuers.

Derivative counterparty collateral agreements

Included in other assets is cash collateral received from or pledged to derivative counterparties and included in other liabilities is the obligation to return the cash collateral to the counterparties. The carrying value of the collateral is a reasonable estimate of fair value.

Derivative instruments

Included in other assets and other liabilities are derivative financial instruments. The estimated fair values of OTC derivatives, primarily consisting of cross-currency swaps, interest rate swaps and interest rate swaptions, are the estimated amounts the Company would receive or pay to terminate the agreements at the end of each reporting period, taking into consideration current interest rates and other relevant factors.

Separate account assets and liabilities

Separate account assets and liabilities primarily include investments in mutual fund, fixed maturity and short-term securities. Mutual funds are recorded at net asset value, which approximates fair value, on a daily basis. The fixed maturity and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the fixed maturity and short-term investments of the Company.

The following tables present additional information about assets and liabilities measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Recurring Level 3 financial assets and liabilities
	Year ended December 31, 2013
	Fixed maturities available-for-sale
	Corporate debt securities	Asset-backed securities	Collateralized debt obligations	Total
Balance, January 1, 2013	$1,822	$265,538	$32	$267,392
Realized and unrealized gains (losses) included in:
Other comprehensive income (loss)	(240)	34,766	—	34,526
Settlements	(762)	(47,346)	—	(48,108)
Transfers into Level 3 (1)	5,832	—	—	5,832
Balance, December 31, 2013	$6,652	$252,958	$32	$259,642
Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2013	$—	$—	$—	$—

(1) Transfers into Level 3 are due primarily to decreased observability of inputs in valuation methodologies.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Recurring Level 3 financial assets and liabilities
	Year ended December 31, 2012
	Fixed maturities available-for-sale
	Corporate debt securities	Asset-backed securities	Collateralized debt obligations	Separate accounts	Total
Balance, January 1, 2012	$36,496	$279,021	$22	$2,118	$317,657
Realized and unrealized gains (losses) included in:
Net income	(66)	—	—	(3,692)	(3,758)
Other comprehensive income (loss)	102	33,346	11	3,604	37,063
Sales	(1,598)	—	—	(1,997)	(3,595)
Settlements	(874)	(41,809)	(1)	(33)	(42,717)
Transfers out of Level 3 (1)	(32,238)	(5,020)	—	—	(37,258)
Balance, December 31, 2012	$1,822	$265,538	$32	$—	$267,392
Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2012	$—	$—	$—	$—	$—
(1) Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors and internal models.

	Recurring Level 3 financial assets and liabilities
	Year ended December 31, 2011
	Fixed maturities available-for-sale
	Corporate debt securities	Asset-backed securities	Collateralized debt obligations	Separate accounts	Total
Balance, January 1, 2011	$58,692	$290,488	$14	$4,278	$353,472
Realized and unrealized gains (losses) included in:
Net income	3,961	(192)	—	37	3,806
Other comprehensive income (loss)	779	20,031	8	260	21,078
Sales	(14,430)	—	—	(1,847)	(16,277)
Settlements	(17,460)	(31,306)	—	(158)	(48,924)
Transfers into Level 3 (1)	7,333	—	—	1,400	8,733
Transfers out of Level 3 (1)	(2,379)	—	—	(1,852)	(4,231)
Balance, December 31, 2011	$36,496	$279,021	$22	$2,118	$317,657
Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2011	$—	$—	$—	$—	$—

(1) Transfers into Level 3 are due primarily to decreased observability of inputs in valuation methodologies. Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following table presents significant unobservable inputs used during the valuation of certain assets categorized within Level 3 of the recurring fair value measurements table:

	December 31, 2013
	Fair Value	Valuation Technique	Unobservable Input	Weighted Average
Assets:
Fixed maturities available-for-sale:
Asset-backed securities(1)	$252,902	Internal model pricing	Prepayment speed assumption	9
			Constant default rate assumption	5
			Adjusted ABX Index spread assumption (2)	455
(1) Includes home improvement loans only.
(2) Includes an internally calculated liquidity premium adjustment of 217.

At December 31, 2013, after adjusting the ABX Index spread assumption by the liquidity premium, the overall discount rate ranged from 327 to 647 basis points. The constant default rate assumption ranged from 2.0 to 12.9.

	December 31, 2012
	Fair Value	Valuation Technique	Unobservable Input	Weighted Average
Fixed maturities available-for-sale:
Asset-backed securities(1)	$265,470	Internal model pricing	Prepayment speed assumption	5
			Constant default rate assumption	5
			Adjusted ABX Index spread assumption (2)	655
(1) Includes home improvement loans only.
(2) Includes an internally calculated liquidity premium adjustment of 217.

At December 31, 2012, after adjusting the ABX Index spread assumption by the liquidity premium, the overall discount rate ranged from 384 to 918 basis points. The constant default rate assumption ranged from 1.2 to 7.9.

The significant unobservable inputs used in the fair value measurement of asset-backed securities are prepayment speed assumptions, constant default rate assumptions and the ABX Index spread adjusted by an internally calculated liquidity premium with the primary inputs being the constant default rate assumption and the adjusted ABX Index spread assumption. As the constant default rate assumption or the adjusted ABX Index spread assumption decreases, the price and therefore, the fair value, of the securities increases.

Fair value of financial instruments

The following tables summarize the carrying amounts and estimated fair values of the Company’s financial instruments not carried at fair value on a recurring basis:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	December 31, 2013		December 31, 2012
Assets	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Mortgage loans on real estate	$3,134,255	$3,197,292	$2,881,758	$3,114,796
Policy loans	4,185,472	4,185,472	4,260,200	4,260,200
Limited partnership interests	44,551	42,433	46,707	43,954
Other investments	16,643	42,814	18,890	45,050
Liabilities
Annuity contract benefits without life contingencies	$10,263,043	$9,986,464	$9,622,357	$9,731,734
Policyholders' funds	345,689	345,689	374,821	374,821
Commercial paper	98,990	98,990	97,987	97,987
Notes payable	532,519	541,918	532,491	563,860

The methods and assumptions used to estimate the fair value of financial instruments not carried at fair value on a recurring basis are summarized as follows:

Mortgage loans on real estate

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy. The estimated fair value was classified as Level 2.

Policy loans

Policy loans are funds provided to policy holders in return for a claim on the policy. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of repayments, the Company believes the fair value of policy loans approximates carrying value. The estimated fair value was classified as Level 2.

Limited partnership interests

Limited partnership interests, accounted for using the cost method, represent the Company’s minor ownership interests in pooled investment funds. These funds employ varying investment strategies that principally make private equity investments across diverse industries and geographical focuses. The estimated fair value was determined using the partnership financial statement reported capital account or net asset value adjusted for other relevant information which may impact the exit value of the investments. Distributions by these investments are generated from investment gains, from operating income generated by the underlying investments of the funds and from liquidation of the underlying assets of the funds which are estimated to be liquidated over the next one to 10 years. The estimated fair value was classified as Level 3.

Other investments

Other investments primarily include real estate held for investment. The estimated fair value for real estate is based on the unadjusted annual appraised value which includes factors such as comparable property sales, property income analysis, and capitalization rates. The estimated fair value was classified as Level 2.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Annuity contract benefits without life contingencies

The estimated fair value of annuity contract benefits without life contingencies is estimated by discounting the projected expected cash flows to the maturity of the contracts utilizing risk-free spot interest rates plus a provision for the Company’s credit risk. The estimated fair value was classified as Level 2.

Policyholders’ funds

The carrying amount of policyholders’ funds approximates the fair value since the Company can change the interest credited rates with 30 days notice. The estimated fair value was classified as Level 2.

Commercial paper

The amortized cost of commercial paper is a reasonable estimate of fair value due to its short-term nature and the high credit quality of the obligor. The estimated fair value was classified as Level 2.

Notes payable

The estimated fair value of the notes payable to GWL&A Financial is based upon quoted market prices from independent pricing services of securities with characteristics similar to those of the notes payable. The estimated fair value was classified as Level 2.

9. Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term, coinsurance and modified coinsurance contracts. The Company retains an initial maximum of $3,500 of coverage per individual life. This initial retention limit of $3,500 may increase due to automatic policy increases in coverage at a maximum rate of $175 per annum, with an overall maximum increase in coverage of $1,000.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2013 and 2012, the reinsurance receivables had carrying values in the amounts of $588,533 and $638,797, respectively. Included in these amounts are $502,471 and $533,446 at December 31, 2013 and 2012, respectively, associated with reinsurance agreements with related parties. At December 31, 2013 and 2012, 85% and 83%, respectively, of the total reinsurance receivable was due from CLAC, a related party.

The Company assumes risk from approximately 40 insurers and reinsurers by participating in yearly renewable term and coinsurance pool agreements. When assuming risk, the Company seeks to generate revenue while maintaining reciprocal working relationships with these partners as they also seek to limit their exposure to loss on any single life.

Maximum capacity to be retained by the Company is dictated at the treaty level and is monitored annually to ensure the total risk retained on any one life is limited to a maximum retention of $4,500.

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2013:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Life insurance in-force
	Individual	Group	Total
Written and earned direct	$51,660,487	$40,520,417	$92,180,904
Reinsurance ceded	(9,512,583)	—	(9,512,583)
Reinsurance assumed	66,209,732	—	66,209,732
Net	$108,357,636	$40,520,417	$148,878,053

Percentage of amount assumed to net	61%	0%	44%

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$315,100	$4,000	$319,100
Reinsurance ceded	(1,338)	(88)	(1,426)
Reinsurance assumed	146,419	—	146,419
Net	$460,181	$3,912	$464,093

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2012:

	Individual	Group	Total
Written and earned direct	$51,324,176	$38,587,771	$89,911,947
Reinsurance ceded (1)	(9,719,234)	—	(9,719,234)
Reinsurance assumed (2)	71,161,149	—	71,161,149
Net	$112,766,091	$38,587,771	$151,353,862

Percentage of amount assumed to net	63%	0%	48%
(1) Reinsurance ceded has been restated from $(11,138,163) at December 31, 2012. The Company believes the effects of this error are immaterial to the prior period.
(2) Reinsurance assumed has been restated from $72,580,078 at December 31, 2012. The Company believes the effects of this error are immaterial to the prior period.

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$323,236	$3,712	$326,948
Reinsurance ceded	(53,950)	3,648	(50,302)
Reinsurance assumed	145,507	—	145,507
Net	$414,793	$7,360	$422,153

The following table summarizes total premium income for the year ended December 31, 2011:

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$395,419	$1,960	$397,379
Reinsurance ceded	(40,654)	(66)	(40,720)
Reinsurance assumed	166,557	—	166,557
Net	$521,322	$1,894	$523,216

Reinsurance recoveries for life and other policy benefits were $34,716, $46,492 and $36,876 for the years ended December 31, 2013, 2012, and 2011, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

10.    Deferred Acquisition Costs and Value of Business Acquired

The following table summarizes activity in DAC and VOBA:

	DAC	VOBA	Total
Balance, January 1, 2011	$158,526	$46,405	$204,931
Capitalized additions	57,108	—	57,108
Amortization and writedowns	(25,184)	(3,636)	(28,820)
Unrealized investment (gains) losses	(12,669)	(717)	(13,386)
Balance, December 31, 2011	177,781	42,052	219,833
Capitalized additions	94,826	—	94,826
Amortization and writedowns	(51,434)	(9,045)	(60,479)
Unrealized investment (gains) losses	(48,757)	(962)	(49,719)
Balance, December 31, 2012	172,416	32,045	204,461
Correction to Balance, January 1, 2013 (1)	45,058	—	45,058
Capitalized additions	80,486	—	80,486
Amortization and writedowns	(55,490)	(4,155)	(59,645)
Unrealized investment (gains) losses	71,601	1,327	72,928
Balance, December 31, 2013	$314,071	$29,217	$343,288

(1) The January 1, 2013 DAC balance has been restated. During 2013, management reviewed its practices related to the accounting for certain fees paid by customers at the onset of an insurance contract and the related acquisition costs incurred by the Company on the sale of the insurance contract in the Company’s executive benefits market. Management concluded that the fees paid by the customers should be deferred as unearned revenue liability and the acquisition costs should be deferred as DAC in the consolidated balance sheet. The Company has previously accounted for the fees paid by customers as a reduction of the DAC in the consolidated balance sheet. The misstatement was corrected by an opening adjustment to DAC on January 1, 2013. The Company believes the effects of this error are immaterial to the prior period.

The estimated future amortization of VOBA for the years ended December 31, 2014 through December 31, 2018 is approximately $3,900 per annum.

11.     Goodwill and Other Intangible Assets

The balance of goodwill, all of which is within the Retirement Services segment, at December 31, 2013 and 2012 was $105,255.

The following tables summarize other intangible assets, all of which are within the Retirement Services segment:

	December 31, 2013
	Gross carrying amount	Accumulated amortization	Net book value
Customer relationships	$36,314	$(21,159)	$15,155

	December 31, 2012
	Gross carrying amount	Accumulated amortization	Net book value
Customer relationships	$36,314	$(18,065)	$18,249

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Amortization expense for other intangible assets included in general insurance expenses was $3,094, $3,606 and $3,787 for the years ended December 31, 2013, 2012 and 2011, respectively. Except for goodwill, the Company has no intangible assets with indefinite lives. The Company did not incur costs to renew or extend the term of acquired intangible assets during the year ended December 31, 2013.

The estimated future amortization of other intangible assets using current assumptions, which are subject to change, for the years ended December 31, 2014 through December 31, 2018 is approximately $2,400 per annum.

12.    Commercial Paper

The Company maintains a commercial paper program that is partially supported by a $50,000 corporate credit facility.

The following table provides information regarding the Company’s commercial paper program:

	December 31,
	2013	2012
Face value	$98,990	$97,987
Carrying value	98,990	97,987
Effective interest rate	0.2% - 0.3%	0.3% - 0.4%
Maturity range (days)	2 - 22	3 - 74

13.    Stockholder’s Equity and Dividend Restrictions

At December 31, 2013 and 2012, the Company had 50,000,000 shares of $1 par value preferred stock authorized, none of which was issued or outstanding at either date. In addition, the Company has 50,000,000 shares of $1 par value common stock authorized, 7,032,000 of which were issued and outstanding at both December 31, 2013 and 2012.

The Company’s net income and capital and surplus, as determined in accordance with statutory accounting principles and practices as prescribed by the National Association of Insurance Commissioners (“NAIC”), is as follows:

	Year Ended December 31,				December 31,
	2013	2012	2011		2013	2012
Net income	$175,292	$147,741	$155,998	Capital and surplus	$1,200,609	$1,109,498

Regulatory compliance is determined by a ratio of a company’s total adjusted capital (“TAC”) to its authorized control level risk-based capital (“ACL”), as determined in accordance with statutory accounting principles and practices as prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is 200% of ACL. The Company’s risk-based capital ratio was in excess of the required amount as of December 31, 2013.

Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. During the years ended December 31, 2013, 2012 and 2011, the Company paid dividends in the amounts of $102,436, $184,401 and $206,353, respectively, to its parent company, GWL&A Financial.

The maximum amount of dividends that can be paid to stockholders by insurance companies domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. As filed with the Colorado Division of Insurance, the statutory capital and surplus and net gain from operations at and for the year ended December 31, 2013 were $1,200,609 and $218,016, respectively. Based on the as filed amounts, the Company may pay up to $218,016 of dividends during the year ended December 31, 2014 without the prior approval of the Colorado Insurance Commissioner. Prior to any payments of dividends, the Company seeks approval from the Colorado Insurance Commissioner.

14.    Other Comprehensive Income

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following tables present the accumulated balances for each classification of other comprehensive income (loss):

	Year ended December 31, 2013
	Unrealized holding gains (losses) arising on fixed maturities, available-for-sale	Unrealized holding gains (losses) arising on cash flow hedged	Future policy benefits, DAC and VOBA adjustments	Employee benefit plan adjustment	Total
Balances, January 1, 2013	$927,678	$24,962	$(194,147)	$(122,794)	$635,699
Other comprehensive income (loss) before reclassifications	(467,178)	2,016	124,147	68,422	(272,593)
Amounts reclassified from AOCI	(26,477)	(1,461)	—	10,586	(17,352)
Net current period other comprehensive income (loss)	(493,655)	555	124,147	79,008	(289,945)
Balances, December 31, 2013	$434,023	$25,517	$(70,000)	$(43,786)	$345,754

	Year ended December 31, 2012
	Unrealized holding gains (losses) arising on fixed maturities, available-for-sale	Unrealized holding gains (losses) arising on cash flow hedged	Future policy benefits, DAC and VOBA adjustments	Employee benefit plan adjustment	Total
Balances, January 1, 2012	$646,805	$41,003	$(139,655)	$(78,171)	$469,982
Other comprehensive income (loss) before reclassifications	347,118	(12,273)	(54,492)	(50,771)	229,582
Amounts reclassified from AOCI	(66,245)	(3,768)	—	6,148	(63,865)
Net current period other comprehensive income (loss)	280,873	(16,041)	(54,492)	(44,623)	165,717
Balances, December 31, 2012	$927,678	$24,962	$(194,147)	$(122,794)	$635,699

	Year ended December 31, 2011
	Unrealized holding gains (losses) arising on fixed maturities, available-for-sale	Unrealized holding gains (losses) arising on cash flow hedged	Future policy benefits, DAC and VOBA adjustments	Employee benefit plan adjustment	Total
Balances, January 1, 2011	$360,570	$29,205	$(74,514)	$(45,953)	$269,308
Other comprehensive income (loss) before reclassifications	332,581	13,659	(65,141)	(34,978)	246,121
Amounts reclassified from AOCI	(46,346)	(1,861)	—	2,760	(45,447)
Net current period other comprehensive income (loss)	286,235	11,798	(65,141)	(32,218)	200,674
Balances, December 31, 2011	$646,805	$41,003	$(139,655)	$(78,171)	$469,982

The following tables present the composition of other comprehensive income (loss):

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Year ended December 31, 2013
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses) arising during the period on available-for-sale fixed maturity investments	$(718,735)	$251,557	$(467,178)
Unrealized holding gains (losses) arising during the period on cash flow hedges	3,102	(1,086)	2,016
Reclassification adjustment for (gains) losses realized in net income	(42,982)	15,044	(27,938)
Net unrealized gains (losses)	(758,615)	265,515	(493,100)
Future policy benefits, DAC and VOBA adjustments	190,995	(66,848)	124,147
Net unrealized gains (losses)	(567,620)	198,667	(368,953)
Employee benefit plan adjustment	121,551	(42,543)	79,008
Other comprehensive income (loss)	$(446,069)	$156,124	$(289,945)

	Year ended December 31, 2012
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses) arising during the period on available-for-sale fixed maturity investments	$534,028	$(186,910)	$347,118
Unrealized holding gains (losses) arising during the period on cash flow hedges	(18,881)	6,608	(12,273)
Reclassification adjustment for (gains) losses realized in net income	(107,713)	37,700	(70,013)
Net unrealized gains (losses)	407,434	(142,602)	264,832
Future policy benefits, DAC and VOBA adjustments	(83,835)	29,343	(54,492)
Net unrealized gains (losses)	323,599	(113,259)	210,340
Employee benefit plan adjustment	(68,650)	24,027	(44,623)
Other comprehensive income (loss)	$254,949	$(89,232)	$165,717

	Year ended December 31, 2011
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses) arising during the period on available-for-sale fixed maturity investments	$511,663	$(179,082)	$332,581
Unrealized holding gains (losses) arising during the period on cash flow hedges	21,014	(7,355)	13,659
Reclassification adjustment for (gains) losses realized in net income	(74,165)	25,958	(48,207)
Net unrealized gains (losses)	458,512	(160,479)	298,033
Future policy benefits, DAC and VOBA adjustments	(100,216)	35,075	(65,141)
Net unrealized gains (losses)	358,296	(125,404)	232,892
Employee benefit plan adjustment	(49,566)	17,348	(32,218)
Other comprehensive income (loss)	$308,730	$(108,056)	$200,674

The following table presents the reclassifications out of accumulated other comprehensive income (loss):

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Details about accumulated other comprehensive income (loss) components	Amount reclassified from accumulated other comprehensive income (loss)		Affected line item in the statement where net income is presented
Unrealized (gains) losses arising on fixed maturities available-for-sale	$(40,734)		Other realized investment gains, net
	(40,734)		Total before tax
	(14,257)		Tax expense or benefit
	$(26,477)		Net of tax

Unrealized (gains) losses arising on cash flow hedges	$(2,248)		Net investment income
	(2,248)		Total before tax
	(787)		Tax expense or benefit
	$(1,461)		Net of tax

Amortization of employee benefit plan items
Prior service costs (benefits)	$(666)	(1)
Actuarial gains/(losses)	16,952	(1)
	$16,286		Total before tax
	5,700		Tax expense or benefit
	10,586		Net of tax

Total reclassification for the period	$(17,352)		Net of tax

(1) These accumulated other comprehensive income components are included in the computation of net periodic (benefit) cost of employee benefit plans (see Note 16 for additional details).

15. General Insurance Expenses

The following table summarizes the significant components of general insurance expenses:

	Year ended December 31,
	2013	2012	2011
Compensation	$359,280	$335,212	$303,514
Commissions	184,238	180,529	156,461
Other	106,829	80,908	106,718
Total general insurance expenses	$650,347	$596,649	$566,693

16. Employee Benefit Plans

Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement Plans

The Company has a noncontributory Defined Benefit Pension Plan covering substantially all of its employees that were hired before January 1, 1999. Prior to December 31, 2012, the Company accounted for the Defined Benefit Pension Plan as the direct legal obligation of the Company and accounted for the corresponding plan obligations on its Balance Sheet and Statements of Income. Effective December 31, 2012, the Company transferred the sponsorship of the Defined Benefit Pension Plan to GWL&A Financial, the Company’s immediate parent. Despite the change in sponsorship of the Defined Benefit Pension Plan, the Company will continue to account for the corresponding plan obligations on its Balance Sheet and Statements of Income.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Benefits for the Defined Benefit Pension Plan are based principally on an employee’s years of service and compensation levels near retirement. The Company’s policy for funding the Defined Benefit Pension Plans is to make annual contributions, which equal or exceed regulatory requirements.

The Company sponsors an unfunded Post-Retirement Medical Plan (the “Medical Plan”) that provides health benefits to retired employees who are not Medicare eligible. The medical plan is contributory and contains other cost sharing features which may be adjusted annually for the expected general inflation rate. The Company’s policy is to fund the cost of the medical plan benefits in amounts determined at the discretion of management.

The Company also provides Supplemental Executive Retirement Plans to certain key executives. These plans provide key executives with certain benefits upon retirement, disability or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts.

A December 31 measurement date is used for the employee benefit plans.

The following tables provide a reconciliation of the changes in the benefit obligations, fair value of plan assets and the underfunded status for the Company’s Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans:

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2013	2012	2013	2012	2013	2012	2013	2012
Change in projected benefit obligation:
Benefit obligation, January 1	$500,603	$401,134	$13,462	$11,725	$69,229	$61,358	$583,294	$474,217
Service cost	5,527	4,350	947	817	1,002	991	7,476	6,158
Interest cost	20,897	20,945	512	569	2,548	2,912	23,957	24,426
Actuarial (gain) loss	(57,051)	87,117	(3,221)	974	(6,791)	6,760	(67,063)	94,851
Regular benefits paid	(13,574)	(12,943)	(619)	(623)	(3,683)	(2,792)	(17,876)	(16,358)
Benefit obligation, December 31	$456,402	$500,603	$11,081	$13,462	$62,305	$69,229	$529,788	$583,294
Accumulated benefit obligation	$440,666	$491,712	$11,081	$13,462	$54,195	$58,135	$505,942	$563,309

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2013	2012	2013	2012	2013	2012	2013	2012
Change in plan assets:
Value of plan assets, January 1	$336,534	$293,336	$—	$—	$—	$—	$336,534	$293,336
Actual return on plan assets	62,701	38,541	—	—	—	—	62,701	38,541
Employer contributions	18,674	17,600	619	623	3,683	2,792	22,976	21,015
Benefits paid	(13,574)	(12,943)	(619)	(623)	(3,683)	(2,792)	(17,876)	(16,358)
Value of plan assets, December 31	$404,335	$336,534	$—	$—	$—	$—	$404,335	$336,534

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	December 31,		December 31,		December 31,		December 31,
	2013	2012	2013	2012	2013	2012	2013	2012
Under funded status at December 31	$(52,067)	$(164,069)	$(11,081)	$(13,462)	$(62,305)	$(69,229)	$(125,453)	$(246,760)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following table presents amounts recognized in the consolidated balance sheets for the Company’s Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans:

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	December 31,		December 31,		December 31,		December 31,
	2013	2012	2013	2012	2013	2012	2013	2012
Amounts recognized in consolidated balance sheets:
Other liabilities	$(52,067)	$(164,069)	$(11,081)	$(13,462)	$(62,305)	$(69,229)	$(125,453)	$(246,760)
Accumulated other comprehensive income (loss)	(69,564)	(180,869)	13,885	12,662	(11,687)	(20,710)	(67,366)	(188,917)

The following table provides information regarding amounts in AOCI that have not yet been recognized as components of net periodic benefit cost at December 31, 2013:

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(69,500)	$(45,175)	$9,043	$5,878	$(7,619)	$(4,952)	$(68,076)	$(44,249)
Net prior service (cost) credit	(64)	(42)	4,842	3,147	(4,068)	(2,642)	710	463
	$(69,564)	$(45,217)	$13,885	$9,025	$(11,687)	$(7,594)	$(67,366)	$(43,786)

The following table provides information regarding amounts in AOCI that are expected to be recognized as components of net periodic benefit costs during the year ended December 31, 2014:

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(2,579)	$(1,676)	$520	$338	$(369)	$(240)	$(2,428)	$(1,578)
Prior service (cost) credit	(51)	(33)	1,706	1,109	(933)	(606)	722	470
	$(2,630)	$(1,709)	$2,226	$1,447	$(1,302)	$(846)	$(1,706)	$(1,108)

The expected benefit payments for the Company’s Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans for the years indicated are as follows:

	Defined benefit pension plan	Post-retirement medical plan	Supplemental executive retirement plan
2014	$14,442	$640	$3,450
2015	15,217	626	4,858
2016	16,574	568	3,305
2017	17,683	573	18,700
2018	19,264	571	2,806
2019 through 2023	122,349	3,320	14,486

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Net periodic (benefit) cost of the Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans included in general insurance expenses in the accompanying consolidated statements of income includes the following components:

	Defined benefit pension plan
	Year Ended December 31,
	2013	2012	2011
Components of net periodic cost:
Service cost	$5,527	$4,350	$3,935
Interest cost	20,897	20,945	20,286
Expected return on plan assets	(24,499)	(21,797)	(21,093)
Amortization of transition obligation	—	—	(1,388)
Amortization of unrecognized prior service cost	51	51	51
Amortization of loss from earlier periods	16,001	9,941	5,115
Net periodic cost	$17,977	$13,490	$6,906

	Post-retirement medical plan
	Year Ended December 31,
	2013	2012	2011
Components of net periodic benefit:
Service cost	$947	$817	$622
Interest cost	512	569	585
Amortization of unrecognized prior service benefit	(1,650)	(1,650)	(1,650)
Amortization of gain from earlier periods	(348)	(455)	(611)
Net periodic benefit	$(539)	$(719)	$(1,054)

	Supplemental executive retirement plan
	Year Ended December 31,
	2013	2012	2011
Components of net periodic cost:
Service cost	$1,002	$991	$916
Interest cost	2,548	2,912	3,136
Amortization of unrecognized prior service cost	933	934	2,584
Amortization of loss from earlier periods	1,299	637	145
Net periodic cost	$5,782	$5,474	$6,781

The following tables present the assumptions used in determining benefit obligations of the Defined Benefit Pension, Post-Retirement Medical and the Supplemental Executive Retirement plans:

	Defined benefit pension plan
	December 31,
	2013	2012
Discount rate	5.11%	4.19%
Rate of compensation increase	4.47%	3.14%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Post-retirement medical plan
	December 31,
	2013	2012
Discount rate	4.83%	3.74%
Initial health care cost trend	7.00%	7.50%
Ultimate health care cost trend	5.00%	5.25%
Year ultimate trend is reached	2018	2018

	Supplemental executive retirement plan
	December 31,
	2013	2012
Discount rate	4.61%	3.79%
Rate of compensation increase	4.00%	4.00%

The following tables present the assumptions used in determining the net periodic (benefit) cost of the Defined Benefit Pension, Post-Retirement Medical and the Supplemental Executive Retirement plans:

	Defined benefit pension plan
	Year Ended December 31,
	2013	2012
Discount rate	4.19%	5.23%
Expected return on plan assets	7.25%	7.25%
Rate of compensation increase	3.14%	3.14%

	Post-retirement medical plan
	Year Ended December 31,
	2013	2012
Discount rate	3.74%	4.70%
Initial health care cost trend	7.50%	8.00%
Ultimate health care cost trend	5.25%	5.25%
Year ultimate trend is reached	2018	2018

	Supplemental executive retirement plan
	Year Ended December 31,
	2013	2012
Discount rate	3.79%	4.87%
Rate of compensation increase	4.00%	5.00%

The discount rate has been set based on the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

The following table presents the impact on the Post-Retirement Medical Plan that a one-percentage-point change in assumed health care cost trend rates would have on the following:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	One percentage point increase	One percentage point decrease
Increase (decrease) on total service and interest cost on components	$219	$(186)
Increase (decrease) on post-retirement benefit obligation	1,401	(1,199)

The following table presents how the Company’s Defined Benefit Pension Plan assets are invested:

	December 31,
	2013	2012
Equity securities	63%	56%
Debt securities	34%	41%
Other	3%	3%
Total	100%	100%

The following tables present information about the Defined Benefit Retirement Plan’s assets measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value:

	Defined Benefit Plan Assets Measured at Fair Value on a Recurring Basis
	December 31, 2013
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Common collective trust funds:
Equity index funds	$—	$82,440	$—	$82,440
Midcap index funds	—	82,674	—	82,674
World equity index funds	—	8,186	—	8,186
U.S. equity market funds	—	83,209	—	83,209
Total common collective trust funds	—	256,509	—	256,509

Fixed maturity investments:
U.S. government direct obligations and agencies	—	19,088	—	19,088
Obligations of U.S. states and their municipalities	—	14,973	—	14,973
Corporate debt securities	—	91,860	—	91,860
Asset-backed securities	—	7,902	—	7,902
Commercial mortgage-backed securities	—	2,647	—	2,647
Total fixed maturity investments	—	136,470	—	136,470

Preferred stock	700	—	—	700
Limited partnership investments	—	—	7,557	7,557
Money market funds	3,099	—	—	3,099
Total defined benefit plan assets	$3,799	$392,979	$7,557	$404,335

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Defined Benefit Plan Assets Measured at Fair Value on a Recurring Basis
	December 31, 2012
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Common collective trust funds:
Equity index funds	$—	$60,601	$—	$60,601
Midcap index funds	—	60,289	—	60,289
World equity index funds	—	6,798	—	6,798
U.S. equity market funds	—	60,723	—	60,723
Total common collective trust funds	—	188,411	—	188,411

Fixed maturity investments:
U.S. government direct obligations and agencies	—	9,907	—	9,907
Obligations of U.S. states and their municipalities	—	16,899	—	16,899
Corporate debt securities	—	100,142	—	100,142
Asset-backed securities	—	8,386	—	8,386
Commercial mortgage-backed securities	—	2,961	—	2,961
Total fixed maturity investments	—	138,295	—	138,295

Preferred stock	134	—	—	134
Limited partnership investments	—	—	6,485	6,485
Money market funds	3,209	—	—	3,209
Total defined benefit plan assets	$3,343	$326,706	$6,485	$336,534

The following tables present additional information about assets of the Defined Benefit Retirement Plan measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3) Limited partnership interest

	Year Ended December 31,
	2013	2012
Balance, January 1	$6,485	$7,116
Actual return on plan assets	853	—
Purchases	630	61
Issuances	(411)	(692)
Balance, December 31	$7,557	$6,485

The investment objective of the Defined Benefit Pension Plan is to provide a risk-adjusted return that will ensure the payment of benefits while protecting against the risk of substantial investment losses. Correlations among the asset classes are used to identify an asset mix that the Company believes will provide the most attractive returns. Long-term return forecasts for each asset class using historical data and other qualitative considerations to adjust for projected economic forecasts are used to set the expected rate of return for the entire portfolio.

The Defined Benefit Pension Plan utilizes various investment securities. Generally, investment securities are exposed to various risks, such as interest rate risks, credit risk and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur and that such changes could materially affect the amounts reported.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following table presents the ranges the Company targets for the allocation of invested Defined Benefit Pension Plan assets at December 31, 2014:

December 31, 2014
Equity securities	25% - 80%
Debt securities	25% - 75%
Other	0% - 30%

Management estimates the value of these investments will be recoverable. The Company does not expect any plan assets to be returned to it during the year ended December 31, 2014. The Company expects to make payments of approximately $640 with respect to its Post-Retirement Medical Plan and $3,450 with respect to its Supplemental Executive Retirement Plan during the year ended December 31, 2014. The Company expects to make a contribution of $13,525 to its Defined Benefit Pension Plan during the year ended December 31, 2014.

Other employee benefit plans

The Company has an executive deferred compensation plan providing key executives with the opportunity to participate in an unfunded deferred compensation program. Under the program, participants may defer base compensation and bonuses and earn interest on the amounts deferred. The program is not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are reflected in other liabilities in the accompanying consolidated balance sheets, are $11,240 and $12,430 at December 31, 2013 and 2012, respectively. The participant deferrals earned interest at the average rates of 6.53% and 7.17% during the years ended December 31, 2013 and 2012, respectively. The interest rate is based on the Moody’s Average Annual Corporate Bond Index rate plus 0.45% for actively employed participants and fixed rates ranging from 5.13% to 7.91% for retired participants.

The Company offers an unfunded, non-qualified deferred compensation plan to a select group of management and highly compensated individuals. Participants defer a portion of their compensation and realize potential market gains or losses on the invested contributions. The program is not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are included in other liabilities in the accompanying consolidated balance sheets are $14,536 and $12,239 at December 31, 2013 and 2012, respectively.

17. Income Taxes

The provision for income taxes is comprised of the following:

	Year ended December 31,
	2013	2012	2011
Current	$82,878	$89,934	$70,201
Deferred	(24,087)	45,371	23,617
Total income tax provision	$58,791	$135,305	$93,818

The following table presents a reconciliation between the statutory federal income tax rate and the Company’s effective federal income tax rate:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Year ended December 31,
	2013	2012	2011
Statutory federal income tax rate	35.0%	35.0%	35.0%
Income tax effect of:
Investment income not subject to federal tax	(4.6)%	(2.3)%	(2.7)%
Tax credits	(2.0)%	(1.3)%	(2.1)%
State income taxes, net of federal benefit	3.3%	1.2%	0.7%
Income tax contingency provisions	(0.4)%	—%	2.0%
Other, net	—%	3.6%	(1.2)%
Effective federal income tax rate	31.3%	36.2%	31.7%

A reconciliation of unrecognized tax benefits is as follows:

	Year ended December 31,
	2013	2012	2011
Balance, beginning of year	$25,850	$32,123	$35,256
Additions to tax positions in the current year	—	6,230	6,557
Reductions to tax positions in the current year	—	—	(420)
Additions to tax positions in the prior year	1,497	420	4,785
Reductions to tax positions in the prior year	(180)	(10,219)	(9,858)
Reductions to tax positions from statutes expiring	(6,013)	(2,704)	(4,197)
Balance, end of year	$21,154	$25,850	$32,123

Included in the unrecognized tax benefits of $21,154 at December 31, 2013 was $3,262 of tax benefits that, if recognized, would impact the annual effective tax rate. The Company anticipates additional increases in its unrecognized tax benefits of $3,000 to $4,000 in the next twelve months, primarily due to changes in the composition of the consolidated group.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income tax expense. The Company recognized approximately $(286), $208 and $2,629 in interest and penalties related to the uncertain tax positions during the years ended December 31, 2013, 2012 and 2011, respectively. The Company had approximately $4,126 and $4,412 accrued for the payment of interest and penalties at December 31, 2013 and 2012, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations by tax authorities for years 2009 and prior. Tax years 2010, 2011 and 2012 are open to federal examination by the I.R.S. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state or local audits.

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities, is as follows:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	December 31,
	2013		2012
	Deferred tax asset	Deferred tax liability	Deferred tax asset	Deferred tax liability
Policyholder reserves	$—	$253,738	$—	$218,303
Deferred acquisition costs	1,008	—	46,832	—
Investment assets	—	203,363	—	496,096
Policyholder dividends	11,479	—	11,586	—
Net operating loss carryforward	172,414	—	180,448	—
Pension plan accrued benefit liability	53,937	—	98,981	—
Goodwill	—	25,563	—	24,045
Experience rated refunds	5,509	—	10,908	—
Tax credits	131,052	—	106,552	—
Other	416	—	—	5,858
Total deferred taxes	$375,815	$482,664	$455,307	$744,302

Amounts presented for investment assets above include $(209,434) and $(410,044) related to the net unrealized losses (gains) on the Company’s investments, which are classified as available-for-sale at December 31, 2013 and 2012, respectively.

The Company, together with certain of its subsidiaries, and Lifeco U.S. have entered into an income tax allocation agreement whereby Lifeco U.S. files a consolidated federal income tax return. Under the agreement, these companies are responsible for and will receive the benefits of any income tax liability or benefit computed on a separate tax return basis.

The Company has federal net operating loss carry forwards generated by a subsidiary that is included in the Lifeco U.S. consolidated federal income tax return. As of December 31, 2013, the subsidiary had net operating loss carry forwards expiring as follows:

Year	Amount
2020	$100,433
2021	113,002
2022	136,796
2023	81,693
2028	9,327
Total	$441,251

During 2013 and 2012, the Company generated $25,013 and $30,965 of Guaranteed Federal Low Income Housing tax credit carryforwards, respectively. As of December 31, 2013, the total credit carryforward for Low Income Housing is $123,865. These credits will begin to expire in 2030.

Included in due from parent and affiliates at December 31, 2013 and 2012 is $65,186 and $4,353, respectively, of income taxes receivable from Lifeco U.S. related to the consolidated income tax return filed by the Company and certain subsidiaries. Included in the consolidated balance sheets at December 31, 2013 and 2012 is $7,736 and $12,585, respectively, of income taxes receivable in other assets primarily related to the separate state income tax returns filed by certain subsidiaries.

18. Segment Information

The Company has three reportable segments: Individual Markets, Retirement Services and Other.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Individual Markets

The Individual Markets reporting and operating segment distributes life insurance and individual annuity products to both individuals and businesses through various distribution channels. Life insurance products in-force include participating and non-participating term life, whole life, universal life and variable universal life.

Retirement Services

The Retirement Services reporting and operating segment provides various retirement plan products and investment options as well as comprehensive administrative and record-keeping services for financial institutions and employers, which include educational, advisory, enrollment and communication services for employer-sponsored defined contribution plans and associated defined benefit plans.

Other

The Company’s Other reporting segment is substantially comprised of activity under the assumption of reinsurance between GWSC and CLAC (“the GWSC operating segment”), corporate items not directly allocated to the other operating segments and interest expense on long-term debt.

The accounting principles used to determine segment results are the same as those used in the consolidated financial statements. The Company evaluates performance of its reportable segments based on their profitability from operations after income taxes. Inter-segment transactions and balances have been eliminated in consolidation. The Company’s operations are not materially dependent on one or a few customers, brokers or agents.

The following tables summarize segment financial information:

	Year ended December 31, 2013
	Individual Markets	Retirement Services	Other	Total
Revenue:
Premium income	$354,202	$3,954	$105,937	$464,093
Fee income	94,037	519,842	4,365	618,244
Other revenue	7,355	—	—	7,355
Net investment income	688,279	351,729	51,381	1,091,389
Realized investments gains (losses), net	19,071	(33,233)	26	(14,136)
Total revenues	1,162,944	842,292	161,709	2,166,945
Benefits and expenses:
Policyholder benefits	921,096	196,115	114,880	1,232,091
Operating expenses	142,141	538,209	66,971	747,321
Total benefits and expenses	1,063,237	734,324	181,851	1,979,412
Income (loss) before income taxes	99,707	107,968	(20,142)	187,533
Income tax expense (benefit)	34,265	33,240	(8,714)	58,791
Net income (loss)	$65,442	$74,728	$(11,428)	$128,742

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	December 31, 2013
	Individual Markets	Retirement Services	Other	Total
Assets:
Investments	$14,563,978	$10,370,421	$1,582,024	$26,516,423
Other assets	1,179,332	839,755	128,106	2,147,193
Separate account assets	6,321,135	20,309,769	—	26,630,904
Assets of continuing operations	$22,064,445	$31,519,945	$1,710,130	55,294,520
Assets of discontinued operations				29,007
Total assets				$55,323,527

	Year ended December 31, 2012
	Individual Markets	Retirement Services	Other	Total
Revenue:
Premium income	$314,350	$3,670	$104,133	$422,153
Fee income	74,985	456,052	4,786	535,823
Net investment income	729,885	414,114	47,552	1,191,551
Realized investments gains (losses), net	55,959	60,726	32	116,717
Total revenues	1,175,179	934,562	156,503	2,266,244
Benefits and expenses:
Policyholder benefits	882,726	204,296	111,288	1,198,310
Operating expenses	136,895	492,427	65,193	694,515
Total benefits and expenses	1,019,621	696,723	176,481	1,892,825
Income (loss) before income taxes	155,558	237,839	(19,978)	373,419
Income tax expense (benefit)	50,869	78,150	6,286	135,305
Net income (loss)	$104,689	$159,689	$(26,264)	$238,114

	December 31, 2012
	Individual Markets	Retirement Services	Other	Total
Assets:
Investments	$14,797,517	$9,761,036	$1,551,823	$26,110,376
Other assets	1,172,932	773,712	123,006	2,069,650
Separate account assets	6,363,214	18,242,312	—	24,605,526
Assets of continuing operations	$22,333,663	$28,777,060	$1,674,829	52,785,552
Assets of discontinued operations				33,053
Total assets				$52,818,605

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Year ended December 31, 2011
	Individual Markets	Retirement Services	Other	Total
Revenue:
Premium income	$395,923	$1,960	$125,333	$523,216
Fee income	65,487	416,405	4,903	486,795
Net investment income	714,228	399,222	45,036	1,158,486
Realized investments gains (losses), net	20,533	3,311	651	24,495
Total revenues	1,196,171	820,898	175,923	2,192,992
Benefits and expenses:
Policyholder benefits	937,885	222,642	103,435	1,263,962
Operating expenses	109,005	435,149	88,821	632,975
Total benefits and expenses	1,046,890	657,791	192,256	1,896,937
Income (loss) before income taxes	149,281	163,107	(16,333)	296,055
Income tax expense (benefit)	49,221	50,869	(6,272)	93,818
Net income (loss)	$100,060	$112,238	$(10,061)	$202,237

19. Share-Based Compensation

Equity Awards

Lifeco, of which the Company is an indirect wholly-owned subsidiary, maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. Options are granted with exercise prices not less than the average market price of the shares on the five days preceding the date of the grant. The Lifeco plan provides for the granting of options with varying terms and vesting requirements with vesting commencing on the first anniversary of the grant, exercisable within 10 years from the date of grant.

Termination of employment prior to the vesting of the options results in the forfeiture of the unvested options, unless otherwise determined by Lifeco’s Compensation Committee. At its discretion the Compensation Committee may vest the unvested options of retiring option holders, with the options exercisable within five years from the date of retirement. In such event, the Company accelerates the recognition period to the date of retirement for any unrecognized share-based compensation cost related thereto and recognizes it in its earnings at that time.
Liability Awards
The Company maintains a Performance Share Unit Plan (“PSU plan”) for senior executives of the Company. Under the PSU plan, “performance share units” are granted to certain senior executives of the Company. Each performance unit has a value equal to one share of Lifeco common stock and is subject to adjustment for cash dividends paid to Lifeco stockholders, company earnings results as well as stock dividends and splits, consolidations and the like that affect shares of Lifeco common stock outstanding.
If the performance share units vest, they are payable in cash equal to the average closing price of Lifeco common stock for the twenty trading days prior to the date following the last day of the three-year performance period. The estimated fair value of the performance unit is based on the average closing price of Lifeco common stock for the twenty trading days prior to the grant. The performance share units generally vest in their entirety at the end of the three-year performance period based on continued service. The PSU plan contains a provision that permits all unvested performance share units to become vested upon death or retirement.
Performance share units are settled in cash and are recorded as liabilities until payout is made. Unlike share-settled awards, which have a fixed grant-date fair value, the fair value of unsettled or unvested liabilities awards is remeasured at the end of each reporting period based on the change in fair value of one share of Lifeco common stock. The liability and corresponding expense are adjusted accordingly until the award is settled.
Compensation Expense Related to Stock-Based Compensation

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The compensation expense related to stock-based compensation was as follows:

	Year Ended December 31,
	2013	2012	2011
Lifeco Stock Plan	$2,579	$2,314	$1,786
Performance Share Unit Plan	6,860	3,658	1,161
Total compensation expense	$9,439	$5,972	$2,947
Income tax benefits	$2,732	$1,729	$752

The following table presents the total unrecognized compensation expense related to stock-based compensation at December 31, 2013 and the expected weighted average period over which these expenses will be recognized:

	Expense	Weighted average period (years)
Lifeco Stock Plan	$3,058	1.7
Performance Share Unit Plan	5,482	1.3

Equity Award Activity

During the year ended December 31, 2013, Lifeco granted 591,400 stock options to employees of the Company. These stock options vest over five-year periods ending in March 2018. Compensation expense of $2,697 will be recognized in the Company’s financial statements over the vesting period of these stock options using the accelerated method of recognition.

The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding. The options granted relate to underlying stock traded in Canadian dollars on the Toronto Stock Exchange; therefore, the amounts, which are presented in United States dollars, will fluctuate as a result of exchange rate fluctuations.

		Weighted average
	Shares under option	Exercise price (Whole dollars)	Remaining contractual term(Years)	Aggregate intrinsic value (1)
Outstanding, January 1, 2013	3,282,160	$28.42
Granted	591,400	25.51
Exercised	(426,260)	26.01
Cancelled and Expired	(69,080)	25.45
Outstanding, December 31, 2013	3,378,220	26.49	6.3	$16,180

Vested and expected to vest, December 31, 2013	3,367,096	$26.49	6.3	$16,121

Exercisable, December 31, 2013	1,543,513	$27.9	4.8	$5,626

(1) The aggregate intrinsic value is calculated as the difference between the market price of Lifeco common shares on December 31, 2013 and the exercise price of the option (only if the result is positive) multiplied by the number of options.

The following table presents additional information regarding stock options under the Lifeco plan:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Year Ended December 31,
	2013	2012	2011
Weighted average fair value of options granted	$4.56	$3.47	$4.49
Intrinsic value of options exercised (1)	1,437	1,397	1,197
Fair value of options vested	1,843	1,740	1,541

(1) The intrinsic value of options exercised is calculated as the difference between the market price of Lifeco common shares on the date of exercise and the exercise price of the option multiplied by the number of options exercised.

The fair value of the options granted during was estimated on the date of the grant using the Black-Scholes option-pricing model with the following weighted average assumptions

	Year Ended December 31,
	2013	2012	2011
Dividend yield	4.53%	5.31%	4.59%
Expected volatility	26.73%	25.65%	25.22%
Risk free interest rate	1.38%	1.52%	2.62%
Expected duration (years)	6.0	6.0	5.5

Liability Award Activity

The following table summarizes the status of, and changes in, the Performance Share Unit Plan units granted to Company employees which are outstanding:

Performance Units
Outstanding, December 31, 2012	375,308
Granted	184,314
Forfeited	(4,184)
Outstanding, December 31, 2013	555,438

Vested and expected to vest, December 31, 2013	555,438

20. Commitments and Contingencies

Commitments

The following table summarizes the Company’s future purchase obligations and commitments:

	Payment due by period

	Less than one year	One to three years	Three to five years	More than five years	Total
Related party long-term debt - principal (1)	—	—	—	528,400	528,400
Related party long-term debt - interest (2)	37,031	74,062	74,062	864,038	1,049,193
Investment purchase obligations (3)	196,933	—	—	—	196,933
Operating leases (4)	5,361	7,221	3,765	4,555	20,902
Other liabilities (5)	45,819	58,308	58,250	52,506	214,883
Total	$285,144	$139,591	$136,077	$1,449,499	$2,010,311

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

(1) Related party long-term debt principal - Represents contractual maturities of principal due to the Company’s parent, GWL&A Financial, under the terms of two long-term surplus notes. The amounts shown in this table differ from the amounts included in the Company’s consolidated balance sheet because the amounts shown above do not consider the discount upon the issuance of one of the surplus notes.

(2) Related party long-term debt interest - One long-term surplus note bears interest at a fixed rate through maturity. The second surplus note bears interest initially at a fixed rate that will change in the future based upon the then current three-month London Interbank Offering Rate. The interest payments shown in this table are calculated based upon the contractual rates in effect on December 31, 2013 and do not consider the impact of future interest rate changes.

(3) Investment purchase obligations - The Company makes commitments to fund partnership interests, mortgage loans on real estate and other investments in the normal course of its business. As the timing of the fulfillment of the commitment to fund partnership interests cannot be predicted, such obligations are presented in the less than one year category. The timing of the funding of mortgage loans on real estate is based on the expiration date of the commitment. The amounts of these unfunded commitments at December 31, 2013 and 2012 were $196,933 and $127,255, of which $7,498 and $11,031 was related to cost basis limited partnership interests, respectively, all of which is due within one year from the dates indicated.

(4) Operating leases - The Company is obligated to make payments under various non-cancelable operating leases, primarily for office space. Contractual provisions exist that could increase the lease obligations presented, including operating expense escalation clauses. Management does not consider the impact of any such clauses to be material to the Company’s operating lease obligations. The Company incurred rent expense, net of sublease income, of $5,439, $5,764 and $5,645 for the years ended December 31, 2013, 2012 and 2011, respectively and is recorded in general insurance expense. The Company’s total future operating lease obligation will be reduced by minimum reimbursement of $10,905 due in the future under non-cancelable agreements.

From time to time, the Company enters into agreements or contracts, including capital leases, to purchase goods or services in the normal course of its business. However, these agreements and contracts are not material and are excluded from the table above.

(5) Other liabilities - Other liabilities include those other liabilities which represent contractual obligations not included elsewhere in the table above. If the timing of the payment of any other liabilities was sufficiently uncertain, the amounts were included in the less than one year category. Other liabilities presented in the table above include:

•	Expected contributions to the Company’s defined benefit pension plan and benefit payments for the Post-Retirement Medical Plan and Supplemental Executive Retirement Plan through 2023.

•	Miscellaneous purchase obligations to acquire goods and services.

•	Unrecognized tax benefits

The Company has a revolving credit facility agreement in the amount of $50,000 for general corporate purposes. The credit facility expires on March 1, 2018. Interest accrues at a rate dependent on various conditions and terms of borrowings. The agreement requires, among other things, the Company to maintain a minimum adjusted net worth, as defined, of $1,147,500 plus 50% of its net income, if positive and as defined in the credit facility agreement (both compiled on the unconsolidated statutory accounting basis prescribed by the NAIC), for each quarter ending after December 31, 2012. The Company was in compliance with all covenants at December 31, 2013 and 2012. At December 31, 2013 and 2012 there were no outstanding amounts related to the current and prior credit facilities.

Contingencies

The Company is involved in various legal proceedings that arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolutions of these proceedings are not expected to have a material effect on the Company’s consolidated financial position, results of its operations or cash flows.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

21. Subsequent Event

On February 6, 2014, the Company’s Board of Directors declared dividends of $50,000 and $42,800, payable on March 14 and March 31, 2014, respectively, to its sole shareholder, GWL&A Financial.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Schedule III
Supplemental Insurance Information
(In Thousands)

	As of and for the year ended December 31, 2013
	Individual Markets Segment	Retirement Services Segment	Other Segment	Total
Deferred acquisition costs	$238,150	$75,921	$—	$314,071
Future policy benefits, losses, claims and expenses	13,945,756	10,229,678	390,784	24,566,218
Unearned premium reserves	42,937	—	—	42,937
Other policy claims and benefits payable	740,056	499	23,968	764,523
Premium income	354,202	3,954	105,937	464,093
Net investment income	688,279	351,729	51,381	1,091,389
Benefits, claims, losses and settlement expenses	921,096	196,115	114,880	1,232,091
Amortization of deferred acquisition costs	34,650	20,840	—	55,490
Other operating expenses	107,491	517,369	66,971	691,831

	As of and for the year ended December 31, 2012
	Individual Markets Segment	Retirement Services Segment	Other Segment	Total
Deferred acquisition costs	$118,490	$53,926	$—	$172,416
Future policy benefits, losses, claims and expenses	13,593,217	9,491,094	369,300	23,453,611
Unearned premium reserves	27,007	—	—	27,007
Other policy claims and benefits payable	744,504	476	24,711	769,691
Premium income	314,350	3,670	104,133	422,153
Net investment income	729,885	414,114	47,552	1,191,551
Benefits, claims, losses and settlement expenses	882,726	204,296	111,288	1,198,310
Amortization of deferred acquisition costs	28,926	22,508	—	51,434
Other operating expenses	107,969	469,919	65,193	643,081

	Year Ended December 31, 2011
	Individual Markets Segment	Retirement Services Segment	Other Segment	Total
Premium income	$395,923	$1,960	$125,333	$523,216
Net investment income	714,228	399,222	45,036	1,158,486
Benefits, claims, losses and settlement expenses	937,885	222,643	103,434	1,263,962
Amortization of deferred acquisition costs	10,497	14,687	—	25,184
Other operating expenses	98,509	420,461	88,821	607,791

Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company
Financial Statements for the Years Ended December 31, 2013 and 2012
and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Variable Annuity-2 Series Account and the Board of Directors of Great-West Life & Annuity Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the investment divisions which comprise Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company (the “Series Account”) as listed in Appendix A as of December 31, 2013, and the related statements of operations, the statements of changes in net assets, and the financial highlights in Note 4 for the periods presented. These financial statements and financial highlights are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the investment divisions constituting the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company as of December 31, 2013, the results of their operations, the changes in their net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Denver, Colorado
April 8, 2014

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE
& ANNUITY INSURANCE COMPANY

APPENDIX A

ALGER CAPITAL APPRECIATION PORTFOLIO
ALGER LARGE CAP GROWTH PORTFOLIO
ALGER MID CAP GROWTH PORTFOLIO
ALGER SMALL CAP GROWTH PORTFOLIO
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND CLASS 1
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND CLASS 2
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
DELAWARE VIP EMERGING MARKETS SERIES
DELAWARE VIP REIT SERIES
DELAWARE VIP SMALL CAP VALUE SERIES
DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC
DREYFUS VIF APPRECIATION PORTFOLIO INITIAL SHARES
DREYFUS VIF APPRECIATION PORTFOLIO SERVICE SHARES
DREYFUS VIF GROWTH AND INCOME PORTFOLIO
DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO
DWS CAPITAL GROWTH VIP
DWS GLOBAL SMALL CAP GROWTH VIP
DWS LARGE CAP VALUE VIP
DWS SMALL MID CAP VALUE VIP
FIDELITY VIP ASSET MANAGER PORTFOLIO
FIDELITY VIP CONTRAFUND PORTFOLIO

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO
FIDELITY VIP GROWTH PORTFOLIO
FIDELITY VIP HIGH INCOME PORTFOLIO
FIDELITY VIP INDEX 500 PORTFOLIO
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO
FIDELITY VIP MONEY MARKET PORTFOLIO
FIDELITY VIP OVERSEAS PORTFOLIO
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
GREAT-WEST AGGRESSIVE PROFILE I FUND
GREAT-WEST ARIEL MIDCAP VALUE FUND
GREAT-WEST BOND INDEX FUND
GREAT-WEST CONSERVATIVE PROFILE I FUND
GREAT-WEST FEDERATED BOND FUND
GREAT-WEST INTERNATIONAL INDEX FUND
GREAT-WEST LIFETIME 2015 FUND II
GREAT-WEST LIFETIME 2025 FUND II
GREAT-WEST LIFETIME 2035 FUND II
GREAT-WEST LIFETIME 2045 FUND II
GREAT-WEST LIFETIME 2055 FUND II
GREAT-WEST LOOMIS SAYLES BOND FUND
GREAT-WEST LOOMIS SAYLES SMALL-CAP VALUE FUND
GREAT-WEST MFS INTERNATIONAL GROWTH FUND
GREAT-WEST MFS INTERNATIONAL VALUE FUND
GREAT-WEST MODERATE PROFILE I FUND
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND
GREAT-WEST MONEY MARKET FUND

GREAT-WEST PUTNAM HIGH YIELD BOND FUND
GREAT-WEST S&P 500® INDEX FUND
GREAT-WEST S&P MIDCAP 400® INDEX FUND
GREAT-WEST S&P SMALLCAP 600® INDEX FUND
GREAT-WEST SECUREFOUNDATION BALANCED FUND
GREAT-WEST SHORT DURATION BOND FUND
GREAT-WEST STOCK INDEX FUND
GREAT-WEST T. ROWE PRICE MIDCAP GROWTH FUND
GREAT-WEST TEMPLETON GLOBAL BOND FUND
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
INVESCO V.I. CORE EQUITY FUND
INVESCO V.I. GLOBAL REAL ESTATE FUND
INVESCO V.I. INTERNATIONAL GROWTH FUND
INVESCO V.I. SMALL CAP EQUITY FUND
INVESCO VAN KAMPEN V.I. GROWTH & INCOME FUND
JANUS ASPEN BALANCED PORTFOLIO
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO
LAZARD RETIREMENT US SMALL-MID CAP EQUITY PORTFOLIO
NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO
NVIT DEVELOPING MARKETS FUND
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
PIMCO VIT LOW DURATION PORTFOLIO
PIMCO VIT REAL RETURN PORTFOLIO
PIMCO VIT TOTAL RETURN PORTFOLIO
PROFUND VP BASIC MATERIALS
PROFUND VP BEAR

PROFUND VP FINANCIALS
PROFUND VP HEALTHCARE
PROFUND VP INDUSTRIALS
PROFUND VP MONEY MARKET
PROFUND VP OIL & GAS
PROFUND VP PHARMACEUTICALS
PROFUND VP PRECIOUS METALS
PROFUND VP REAL ESTATE
PROFUND VP SHORT NASDAQ-100
PROFUND VP SHORT SMALL-CAP
PROFUND VP U.S. GOVERNMENT PLUS
PROFUND VP ULTRABULL
PROFUND VP ULTRAMID-CAP
PROFUND VP ULTRANASDAQ-100
PROFUND VP ULTRASMALL-CAP
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND
PUTNAM VT CAPITAL OPPORTUNITIES FUND
PUTNAM VT INTERNATIONAL GROWTH FUND
PUTNAM VT VOYAGER FUND
T. ROWE PRICE VIP HEALTH SCIENCES PORTFOLIO
UNIVERSAL INSTITUTIONAL FUND MID CAP GROWTH PORTFOLIO
VAN ECK VIP EMERGING MARKETS FUND
VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS I
VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S
VAN ECK VIP MULTI MANAGER ALTERNATIVES FUND

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALGER SMALL CAP GROWTH PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
ASSETS:
Investments at fair value (1)	$2,262,236	$1,458,250	$2,865,982	$1,569,469	$53,963	$379,328
Investment income due and accrued
Receivable for investments sold

Total assets	2,262,236	1,458,250	2,865,982	1,569,469	53,963	379,328

LIABILITIES:
Redemptions payable
Due to Great West Life & Annuity Insurance Company	431	277	530	99	2	16

Total liabilities	431	277	530	99	2	16

NET ASSETS	$2,261,805	$1,457,973	$2,865,452	$1,569,370	$53,961	$379,312

NET ASSETS REPRESENTED BY:
Accumulation units	$2,261,805	$1,457,973	$2,865,452	$1,569,370	$53,961	$379,312

ACCUMULATION UNITS OUTSTANDING	26,806	15,661	41,661	88,653	5,558	25,667

UNIT VALUE (ACCUMULATION)	$84.38	$93.10	$68.78	$17.70	$9.71	$14.78
(1) Cost of investments:	$1,074,945	$756,195	$2,576,746	$1,609,975	$58,900	$342,175
Shares of investments:	30,816	23,224	156,184	48,084	5,164	20,526
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND CLASS 1	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND CLASS 2	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	DELAWARE VIP EMERGING MARKETS SERIES	DELAWARE VIP REIT SERIES
ASSETS:
Investments at fair value (1)	$931,434	$3,873,015	$22,639	$2,248	$236,008	$142,653
Investment income due and accrued
Receivable for investments sold		9,000

Total assets	931,434	3,882,015	22,639	2,248	236,008	142,653

LIABILITIES:
Redemptions payable		9,000
Due to Great West Life & Annuity Insurance Company	177	735	4		9	6

Total liabilities	177	9,735	4		9	6

NET ASSETS	$931,257	$3,872,280	$22,635	$2,248	$235,999	$142,647

NET ASSETS REPRESENTED BY:
Accumulation units	$931,257	$3,872,280	$22,635	$2,248	$235,999	$142,647

ACCUMULATION UNITS OUTSTANDING	63,330	319,400	850	154	19,247	12,009

UNIT VALUE (ACCUMULATION)	$14.70	$12.12	$26.63	$14.60	$12.26	$11.88
(1) Cost of investments:	$623,356	$3,117,714	$16,356	$2,200	$221,574	$145,426
Shares of investments:	50,842	148,905	894	110	11,028	11,770
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	DELAWARE VIP SMALL CAP VALUE SERIES	DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO	DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC	DREYFUS VIF APPRECIATION PORTFOLIO INITIAL SHARES	DREYFUS VIF APPRECIATION PORTFOLIO SERVICE SHARES	DREYFUS VIF GROWTH AND INCOME PORTFOLIO
ASSETS:
Investments at fair value (1)	$162,627	$67,820	$418,843	$378,198	$152,012	$429,764
Investment income due and accrued				1,570	541	991
Receivable for investments sold

Total assets	162,627	67,820	418,843	379,768	152,553	430,755

LIABILITIES:
Redemptions payable
Due to Great West Life & Annuity Insurance Company	8	2	80	73	7	82

Total liabilities	8	2	80	73	7	82

NET ASSETS	$162,619	$67,818	$418,763	$379,695	$152,546	$430,673

NET ASSETS REPRESENTED BY:
Accumulation units	$162,619	$67,818	$418,763	$379,695	$152,546	$430,673

ACCUMULATION UNITS OUTSTANDING	11,051	4,551	9,471	6,559	11,627	9,443

UNIT VALUE (ACCUMULATION)	$14.72	$14.90	$44.22	$57.89	$13.12	$45.61
(1) Cost of investments:	$144,335	$63,353	$231,797	$271,071	$139,220	$279,851
Shares of investments:	3,911	3,806	9,502	7,887	3,187	14,364
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO	DWS CAPITAL GROWTH VIP	DWS GLOBAL SMALL CAP GROWTH VIP	DWS LARGE CAP VALUE VIP	DWS SMALL MID CAP VALUE VIP	FIDELITY VIP ASSET MANAGER PORTFOLIO
ASSETS:
Investments at fair value (1)	$63,037	$59,255	$27,078	$178,193	$98,933	$1,636,855
Investment income due and accrued
Receivable for investments sold

Total assets	63,037	59,255	27,078	178,193	98,933	1,636,855

LIABILITIES:
Redemptions payable
Due to Great West Life & Annuity Insurance Company	2	3	1	6	3	302

Total liabilities	2	3	1	6	3	302

NET ASSETS	$63,035	$59,252	$27,077	$178,187	$98,930	$1,636,553

NET ASSETS REPRESENTED BY:
Accumulation units	$63,035	$59,252	$27,077	$178,187	$98,930	$1,636,553

ACCUMULATION UNITS OUTSTANDING	4,596	3,926	1,782	12,697	6,689	36,425

UNIT VALUE (ACCUMULATION)	$13.72	$15.09	$15.19	$14.03	$14.79	$44.93
(1) Cost of investments:	$57,244	$54,556	$24,900	$164,694	$88,099	$1,335,997
Shares of investments:	5,333	2,095	1,596	11,144	5,796	94,945
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	FIDELITY VIP CONTRAFUND PORTFOLIO	FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO
ASSETS:
Investments at fair value (1)	$1,529,585	$324,868	$2,389,355	$770,226	$1,379,692	$578,155
Investment income due and accrued
Receivable for investments sold

Total assets	1,529,585	324,868	2,389,355	770,226	1,379,692	578,155

LIABILITIES:
Redemptions payable
Due to Great West Life & Annuity Insurance Company	281	59	452	148	263	112

Total liabilities	281	59	452	148	263	112

NET ASSETS	$1,529,304	$324,809	$2,388,903	$770,078	$1,379,429	$578,043

NET ASSETS REPRESENTED BY:
Accumulation units	$1,529,304	$324,809	$2,388,903	$770,078	$1,379,429	$578,043

ACCUMULATION UNITS OUTSTANDING	25,250	10,609	26,855	14,585	5,640	19,016

UNIT VALUE (ACCUMULATION)	$60.57	$30.62	$88.96	$52.80	$244.58	$30.40
(1) Cost of investments:	$1,049,536	$255,725	$1,254,672	$790,229	$911,642	$599,900
Shares of investments:	44,529	10,843	41,816	132,798	7,406	46,776
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	FIDELITY VIP MONEY MARKET PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	GOLDMAN SACHS VIT LARGE CAP VALUE FUND	GOLDMAN SACHS VIT STRATEGIC GROWTH FUND	GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND	GREAT-WEST AGGRESSIVE PROFILE I FUND
ASSETS:
Investments at fair value (1)	$760,783	$492,146	$307,956	$134,646	$61,001	$288,556
Investment income due and accrued	7
Receivable for investments sold

Total assets	760,790	492,146	307,956	134,646	61,001	288,556

LIABILITIES:
Redemptions payable
Due to Great West Life & Annuity Insurance Company	143	93	58	26	12	10

Total liabilities	143	93	58	26	12	10

NET ASSETS	$760,647	$492,053	$307,898	$134,620	$60,989	$288,546

NET ASSETS REPRESENTED BY:
Accumulation units	$760,647	$492,053	$307,898	$134,620	$60,989	$288,546

ACCUMULATION UNITS OUTSTANDING	49,778	13,111	18,575	7,971	3,451	19,610

UNIT VALUE (ACCUMULATION)	$15.28	$37.53	$16.58	$16.89	$17.67	$14.71
(1) Cost of investments:	$760,783	$385,538	$289,142	$98,374	$46,706	$286,173
Shares of investments:	760,783	23,844	24,460	7,633	3,693	26,256
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	GREAT-WEST ARIEL MIDCAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE I FUND	GREAT-WEST FEDERATED BOND FUND	GREAT-WEST INTERNATIONAL INDEX FUND	GREAT-WEST LIFETIME 2015 FUND II
ASSETS:
Investments at fair value (1)	$824,204	$658,011	$653,046	$2,193	$199,070	$52,707
Investment income due and accrued
Receivable for investments sold

Total assets	824,204	658,011	653,046	2,193	199,070	52,707

LIABILITIES:
Redemptions payable
Due to Great West Life & Annuity Insurance Company	28	26	23		7	2

Total liabilities	28	26	23		7	2

NET ASSETS	$824,176	$657,985	$653,023	$2,193	$199,063	$52,705

NET ASSETS REPRESENTED BY:
Accumulation units	$824,176	$657,985	$653,023	$2,193	$199,063	$52,705

ACCUMULATION UNITS OUTSTANDING	48,328	65,220	56,324	213	14,022	4,378

UNIT VALUE (ACCUMULATION)	$17.05	$10.09	$11.59	$10.30	$14.20	$12.04
(1) Cost of investments:	$820,124	$678,595	$655,029	$2,210	$183,952	$52,184
Shares of investments:	481,991	49,661	76,739	210	17,493	3,839
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	GREAT-WEST LIFETIME 2025 FUND II	GREAT-WEST LIFETIME 2035 FUND II	GREAT-WEST LIFETIME 2045 FUND II	GREAT-WEST LOOMIS SAYLES BOND FUND	GREAT-WEST LOOMIS SAYLES SMALL-CAP VALUE FUND	GREAT-WEST MFS INTERNATIONAL GROWTH FUND
ASSETS:
Investments at fair value (1)	$439,235	$148,930	$25,589	$529,409	$410,261	$35,594
Investment income due and accrued
Receivable for investments sold

Total assets	439,235	148,930	25,589	529,409	410,261	35,594

LIABILITIES:
Redemptions payable
Due to Great West Life & Annuity Insurance Company	19	8	1	21	16	1

Total liabilities	19	8	1	21	16	1

NET ASSETS	$439,216	$148,922	$25,588	$529,388	$410,245	$35,593

NET ASSETS REPRESENTED BY:
Accumulation units	$439,216	$148,922	$25,588	$529,388	$410,245	$35,593

ACCUMULATION UNITS OUTSTANDING	34,216	10,863	1,826	42,928	26,833	2,479

UNIT VALUE (ACCUMULATION)	$12.84	$13.71	$14.01	$12.33	$15.29	$14.36
(1) Cost of investments:	$434,867	$146,871	$25,743	$527,107	$427,078	$35,104
Shares of investments:	28,671	8,797	1,461	38,587	14,881	2,814
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	GREAT-WEST MFS INTERNATIONAL VALUE FUND	GREAT-WEST MODERATE PROFILE I FUND	GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND	GREAT-WEST MONEY MARKET FUND	GREAT-WEST PUTNAM HIGH YIELD BOND FUND
ASSETS:
Investments at fair value (1)	$57,273	$2,185,874	$2,454,886	$413,479	$9,526,720	$278,558
Investment income due and accrued
Receivable for investments sold

Total assets	57,273	2,185,874	2,454,886	413,479	9,526,720	278,558

LIABILITIES:
Redemptions payable
Due to Great West Life & Annuity Insurance Company	2	81	91	14	449	10

Total liabilities	2	81	91	14	449	10

NET ASSETS	$57,271	$2,185,793	$2,454,795	$413,465	$9,526,271	$278,548

NET ASSETS REPRESENTED BY:
Accumulation units	$57,271	$2,185,793	$2,454,795	$413,465	$9,526,271	$278,548

ACCUMULATION UNITS OUTSTANDING	4,282	170,179	182,179	33,852	957,894	22,829

UNIT VALUE (ACCUMULATION)	$13.37	$12.84	$13.47	$12.21	$9.95	$12.20
(1) Cost of investments:	$56,993	$2,177,056	$2,378,214	$407,566	$9,526,720	$277,162
Shares of investments:	5,155	233,284	241,148	45,739	9,526,720	32,618
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	GREAT-WEST S&P 500® INDEX FUND	GREAT-WEST S&P MIDCAP 400® INDEX FUND	GREAT-WEST S&P SMALLCAP 600® INDEX FUND	GREAT-WEST SECURE-FOUNDATION BALANCED FUND	GREAT-WEST SHORT DURATION BOND FUND	GREAT-WEST STOCK INDEX FUND
ASSETS:
Investments at fair value (1)	$2,110,489	$632,827	$2,311,006	$22,177	$776,234	$580,668
Investment income due and accrued
Receivable for investments sold

Total assets	2,110,489	632,827	2,311,006	22,177	776,234	580,668

LIABILITIES:
Redemptions payable
Due to Great West Life & Annuity Insurance Company	77	23	64	1	25	24

Total liabilities	77	23	64	1	25	24

NET ASSETS	$2,110,412	$632,804	$2,310,942	$22,176	$776,209	$580,644

NET ASSETS REPRESENTED BY:
Accumulation units	$2,110,412	$632,804	$2,310,942	$22,176	$776,209	$580,644

ACCUMULATION UNITS OUTSTANDING	142,370	41,695	144,936	1,742	73,510	39,108

UNIT VALUE (ACCUMULATION)	$14.82	$15.18	$15.94	$12.73	$10.56	$14.85
(1) Cost of investments:	$1,902,984	$576,937	$2,230,411	$21,409	$782,831	$546,263
Shares of investments:	128,845	44,881	178,732	1,957	74,854	23,283
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	GREAT-WEST T. ROWE PRICE MIDCAP GROWTH FUND	GREAT-WEST TEMPLETON GLOBAL BOND FUND	GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. GLOBAL REAL ESTATE FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND
ASSETS:
Investments at fair value (1)	$705,545	$86,742	$10,258	$38,521	$112,113	$418,869
Investment income due and accrued
Receivable for investments sold

Total assets	705,545	86,742	10,258	38,521	112,113	418,869

LIABILITIES:
Redemptions payable
Due to Great West Life & Annuity Insurance Company	27	3		1	5	16

Total liabilities	27	3		1	5	16

NET ASSETS	$705,518	$86,739	$10,258	$38,520	$112,108	$418,853

NET ASSETS REPRESENTED BY:
Accumulation units	$705,518	$86,739	$10,258	$38,520	$112,108	$418,853

ACCUMULATION UNITS OUTSTANDING	46,638	7,592	1,019	2,708	8,604	31,070

UNIT VALUE (ACCUMULATION)	$15.13	$11.43	$10.07	$14.22	$13.03	$13.48
(1) Cost of investments:	$718,399	$87,974	$10,414	$30,842	$117,933	$382,440
Shares of investments:	32,027	9,054	869	1,013	7,524	12,009
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	INVESCO V.I. SMALL CAP EQUITY FUND	INVESCO VAN KAMPEN V.I. GROWTH & INCOME FUND	JANUS ASPEN BALANCED PORTFOLIO	JANUS ASPEN FLEXIBLE BOND PORTFOLIO	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES
ASSETS:
Investments at fair value (1)	$490,008	$437,218	$95,249	$280,271	$307,488	$104,214
Investment income due and accrued
Receivable for investments sold

Total assets	490,008	437,218	95,249	280,271	307,488	104,214

LIABILITIES:
Redemptions payable
Due to Great West Life & Annuity Insurance Company	13	18	3	14	59	4

Total liabilities	13	18	3	14	59	4

NET ASSETS	$489,995	$437,200	$95,246	$280,257	$307,429	$104,210

NET ASSETS REPRESENTED BY:
Accumulation units	$489,995	$437,200	$95,246	$280,257	$307,429	$104,210

ACCUMULATION UNITS OUTSTANDING	32,115	29,413	7,121	25,145	12,749	8,194

UNIT VALUE (ACCUMULATION)	$15.26	$14.86	$13.38	$11.15	$24.11	$12.72
(1) Cost of investments:	$480,232	$415,964	$89,316	$283,809	$329,991	$95,828
Shares of investments:	19,719	16,669	3,003	21,930	7,318	2,547
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO	LAZARD RETIREMENT US SMALL-MID CAP EQUITY PORTFOLIO	NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO	NVIT DEVELOPING MARKETS FUND	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO
ASSETS:
Investments at fair value (1)	$144,332	$3,466	$1,505,396	$400,079	$51,963	$146,915
Investment income due and accrued						81
Receivable for investments sold

Total assets	144,332	3,466	1,505,396	400,079	51,963	146,996

LIABILITIES:
Redemptions payable
Due to Great West Life & Annuity Insurance Company	5		37	76	3	6

Total liabilities	5		37	76	3	6

NET ASSETS	$144,327	$3,466	$1,505,359	$400,003	$51,960	$146,990

NET ASSETS REPRESENTED BY:
Accumulation units	$144,327	$3,466	$1,505,359	$400,003	$51,960	$146,990

ACCUMULATION UNITS OUTSTANDING	10,591	239	100,606	17,212	5,975	14,063

UNIT VALUE (ACCUMULATION)	$13.63	$14.50	$14.96	$23.24	$8.70	$10.45
(1) Cost of investments:	$136,579	$3,484	$1,463,733	$522,497	$59,140	$147,433
Shares of investments:	7,604	398	69,182	64,115	8,589	13,847
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PUTNAM VT AMERICAN GOVERNMENT INCOME FUND	PUTNAM VT CAPITAL OPPORTUNITIES FUND	PUTNAM VT INTERNATIONAL GROWTH FUND	PUTNAM VT VOYAGER FUND
ASSETS:
Investments at fair value (1)	$11,374	$827,306	$28,931	$92,208	$37,775	$1,516,789
Investment income due and accrued	175	3,520
Receivable for investments sold

Total assets	11,549	830,826	28,931	92,208	37,775	1,516,789

LIABILITIES:
Redemptions payable
Due to Great West Life & Annuity Insurance Company	1	31	1	4	1	35

Total liabilities	1	31	1	4	1	35

NET ASSETS	$11,548	$830,795	$28,930	$92,204	$37,774	$1,516,754

NET ASSETS REPRESENTED BY:
Accumulation units	$11,548	$830,795	$28,930	$92,204	$37,774	$1,516,754

ACCUMULATION UNITS OUTSTANDING	1,190	78,203	2,866	6,207	2,597	97,112

UNIT VALUE (ACCUMULATION)	$9.70	$10.62	$10.09	$14.85	$14.55	$15.62
(1) Cost of investments:	$12,835	$846,544	$29,591	$78,664	$35,423	$1,461,359
Shares of investments:	903	75,347	2,902	3,942	1,888	29,424
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	T. ROWE PRICE VIP HEALTH SCIENCES PORTFOLIO	UNIVERSAL INSTITUTIONAL FUND MID CAP GROWTH PORTFOLIO	VAN ECK VIP EMERGING MARKETS FUND	VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS I	VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S	VAN ECK VIP MULTI MANAGER ALTERNATIVES FUND
ASSETS:
Investments at fair value (1)	$2,336,635	$150,953	$284,118	$196,157	$18,900	$614
Investment income due and accrued
Receivable for investments sold				3,380

Total assets	2,336,635	150,953	284,118	199,537	18,900	614

LIABILITIES:
Redemptions payable				3,380
Due to Great West Life & Annuity Insurance Company	55	1	54	38	1

Total liabilities	55	1	54	3,418	1

NET ASSETS	$2,336,580	$150,952	$284,064	$196,119	$18,899	$614

NET ASSETS REPRESENTED BY:
Accumulation units	$2,336,580	$150,952	$284,064	$196,119	$18,899	$614

ACCUMULATION UNITS OUTSTANDING	123,694	10,280	8,915	3,737	1,743	58

UNIT VALUE (ACCUMULATION)	$18.89	$14.68	$31.86	$52.48	$10.84	$10.59
(1) Cost of investments:	$2,340,927	$150,000	$264,161	$191,993	$17,376	$587
Shares of investments:	78,411	10,593	19,068	6,249	619	59
The accompanying notes are an integral part of these financial statements.						(Concluded)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALGER SMALL CAP GROWTH PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
						(1)
INVESTMENT INCOME:
Dividends	$7,387	$10,280	$8,572		$863	$2,275

EXPENSES:
Mortality and expense risk	26,347	16,661	32,217	4,065	122	579
Administrative charges	3,109	1,915	2,798	374

Total expenses	29,456	18,576	35,015	4,439	122	579

NET INVESTMENT INCOME (LOSS)	(22,069)	(8,296)	(26,443)	(4,439)	741	1,696

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	209,182	131,111	(19,449)	13,832	(1,755)	78
Realized gain distributions	230,753			189,265	1,719	307

Net realized gain (loss) on investments	439,935	131,111	(19,449)	203,097	(36)	385

Change in net unrealized appreciation (depreciation) on investments	189,698	265,648	796,729	(64,824)	(4,823)	37,153

Net realized and unrealized gain (loss) on investments	629,633	396,759	777,280	138,273	(4,859)	37,538

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$607,564	$388,463	$750,837	$133,834	$(4,118)	$39,234

(1) For the period January 4, 2013 to December 31, 2013.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND CLASS 1	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND CLASS 2	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	DELAWARE VIP EMERGING MARKETS SERIES	DELAWARE VIP REIT SERIES
				(1)
INVESTMENT INCOME:
Dividends				$533	$889	$610

EXPENSES:
Mortality and expense risk	11,020	46,221	260	12	367	283
Administrative charges	1,274	5,274	31

Total expenses	12,294	51,495	291	12	367	283

NET INVESTMENT INCOME (LOSS)	(12,294)	(51,495)	(291)	521	522	327

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	55,475	59,444	248	63	2,552	(290)
Realized gain distributions		34,554	194

Net realized gain (loss) on investments	55,475	93,998	442	63	2,552	(290)

Change in net unrealized appreciation (depreciation)on investments	285,259	758,375	4,294	48	14,117	(3,523)

Net realized and unrealized gain (loss) on investments	340,734	852,373	4,736	111	16,669	(3,813)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$328,440	$800,878	$4,445	$632	$17,191	$(3,486)

(1) For the period July 15, 2013 to December 31, 2013.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	DELAWARE VIP SMALL CAP VALUE SERIES	DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO	DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC	DREYFUS VIF APPRECIATION PORTFOLIO INITIAL SHARES	DREYFUS VIF APPRECIATION PORTFOLIO SERVICE SHARES	DREYFUS VIF GROWTH AND INCOME PORTFOLIO
		(1)
INVESTMENT INCOME:
Dividends	$485	$—	$5,053	$7,264	$2,402	$3,770

EXPENSES:
Mortality and expense risk	376	19	4,931	4,666	361	5,216
Administrative charges	—	—	584	537	—	618

Total expenses	376	19	5,515	5,203	361	5,834

NET INVESTMENT INCOME (LOSS)	109	(19)	(462)	2,061	2,041	(2,064)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on sale of fund shares	1,039	1	18,300	11,145	1,217	23,985
Realized gain distributions	4,351	—	—	912	126	—

Net realized gain on investments	5,390	1	18,300	12,057	1,343	23,985

Change in net unrealized appreciation on investments	17,999	4,467	91,863	52,347	12,999	102,185

Net realized and unrealized gain on investments	23,389	4,468	110,163	64,404	14,342	126,170

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,498	$4,449	$109,701	$66,465	$16,383	$124,106

(1) For the period July 12, 2013 to December 31, 2013.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO	DWS CAPITAL GROWTH VIP	DWS GLOBAL SMALL CAP GROWTH VIP	DWS LARGE CAP VALUE VIP	DWS SMALL MID CAP VALUE VIP	FIDELITY VIP ASSET MANAGER PORTFOLIO
	(1)		(2)
INVESTMENT INCOME:
Dividends	$366	$208	$46	$387	$121	$24,849

EXPENSES:
Mortality and expense risk	91	182	24	215	116	20,343
Administrative charges	—	—	—	—	—	1,578

Total expenses	91	182	24	215	116	21,921

NET INVESTMENT INCOME	275	26	22	172	5	2,928

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	56	10,434	(155)	4,997	49	37,722
Realized gain distributions	—	—	807			3,849

Net realized gain on investments	56	10,434	652	4,997	49	41,571

Change in net unrealized appreciation on investments	5,793	4,763	2,178	13,477	10,724	172,481

Net realized and unrealized gain on investments	5,849	15,197	2,830	18,474	10,773	214,052

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,124	$15,223	$2,852	$18,646	$10,778	$216,980

(1) For the period January 4, 2013 to December 31, 2013.
(2) For the period February 27, 2013 to December 31, 2013.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	FIDELITY VIP CONTRAFUND PORTFOLIO	FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO

INVESTMENT INCOME:
Dividends	$14,906	$870	$6,135	$44,440	$23,755	$14,022

EXPENSES:
Mortality and expense risk	17,736	2,638	28,005	9,665	16,486	7,969
Administrative charges	1,392	176	3,012	1,121	1,842	913

Total expenses	19,128	2,814	31,017	10,786	18,328	8,882

NET INVESTMENT INCOME (LOSS)	(4,222)	(1,944)	(24,882)	33,654	5,427	5,140

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	39,447	1,966	196,034	(1,214)	73,185	1,140
Realized gain distributions	397	151	1,461		13,215	7,192

Net realized gain (loss) on investments	39,844	2,117	197,495	(1,214)	86,400	8,332

Change in net unrealized appreciation (depreciation) on investments	332,122	62,262	492,301	1,904	258,420	(34,027)

Net realized and unrealized gain (loss) on investments	371,966	64,379	689,796	690	344,820	(25,695)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$367,744	$62,435	$664,914	$34,344	$350,247	$(20,555)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	FIDELITY VIP MONEY MARKET PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	GOLDMAN SACHS VIT LARGE CAP VALUE FUND	GOLDMAN SACHS VIT STRATEGIC GROWTH FUND	GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND	GREAT-WEST AGGRESSIVE PROFILE I FUND

INVESTMENT INCOME:
Dividends	$304	$6,084	$3,464	$493	$626	$4,483

EXPENSES:
Mortality and expense risk	12,560	5,694	3,588	1,323	546	373
Administrative charges	1,055	642	389	158	56

Total expenses	13,615	6,336	3,977	1,481	602	373

NET INVESTMENT INCOME (LOSS)	(13,311)	(252)	(513)	(988)	24	4,110

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on sale of fund shares		6,755	16,416	3,938	1,347	7,373
Realized gain distributions	—	1,668	33,095	4,633		20,213

Net realized gain on investments		8,423	49,511	8,571	1,347	27,586

Change in net unrealized appreciation on investments		107,290	27,481	21,046	11,711	2,104

Net realized and unrealized gain on investments		115,713	76,992	29,617	13,058	29,690

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,311)	$115,461	$76,479	$28,629	$13,082	$33,800

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	GREAT-WEST ARIEL MIDCAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE I FUND	GREAT-WEST FEDERATED BOND FUND	GREAT-WEST INTERNATIONAL INDEX FUND	GREAT-WEST LIFETIME 2015 FUND II
	(1)			(2)	(3)	(4)
INVESTMENT INCOME:
Dividends	$7,326	$9,321	$10,054	$10	$4,241	$1,019

EXPENSES:
Mortality and expense risk	214	1,202	640		250	64
Administrative charges	—	—	—	—	—	—

Total expenses	214	1,202	640		250	64

NET INVESTMENT INCOME	7,112	8,119	9,414	10	3,991	955

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	4,024		(867)		32	2
Realized gain distributions	24,469	2,840	19,885		529	1,530

Net realized gain on investments	28,493	2,840	19,018		561	1,532

Change in net unrealized appreciation (depreciation) on investments	4,080	(19,922)	(1,983)	(17)	15,118	523

Net realized and unrealized gain (loss) on investments	32,573	(17,082)	17,035	(17)	15,679	2,055

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,685	$(8,963)	$26,449	$(7)	$19,670	$3,010

(1) For the period January 29, 2013 to December 31, 2013.
(2) For the period November 25, 2013 to December 31, 2013.
(3) For the period February 6, 2013 to December 31, 2013.
(4) For the period July 5, 2013 to December 31, 2013.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	GREAT-WEST LIFETIME 2025 FUND II	GREAT-WEST LIFETIME 2035 FUND II	GREAT-WEST LIFETIME 2045 FUND II	GREAT-WEST LIFETIME 2055 FUND II	GREAT-WEST LOOMIS SAYLES BOND FUND	GREAT-WEST LOOMIS SAYLES SMALL-CAP VALUE FUND
	(1)	(2)	(2)	(3)		(4)
INVESTMENT INCOME:
Dividends	$9,055	$2,914	$673	$121	$11,396	$1,924

EXPENSES:
Mortality and expense risk	543	150	52	73	627	213
Administrative charges

Total expenses	543	150	52	73	627	213

NET INVESTMENT INCOME	8,512	2,764	621	48	10,769	1,711

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(663)	318	1,223	5,069	209	1,128
Realized gain distributions	10,183	1,964	685	294	4,439	32,345

Net realized gain on investments	9,520	2,282	1,908	5,363	4,648	33,473

Change in net unrealized appreciation (depreciation) on investments	4,368	2,059	(154)		2,345	(16,817)

Net realized and unrealized gain on investments	13,888	4,341	1,754	5,363	6,993	16,656

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,400	$7,105	$2,375	$5,411	$17,762	$18,367

(1) For the period June 11, 2013 to December 31, 2013.
(2) For the period April 17, 2013 to December 31, 2013.
(3) For the period January 29, 2013 to October 4, 2013.
(4) For the period January 30, 2013 to December 31, 2013.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	GREAT-WEST MFS INTERNATIONAL GROWTH FUND	GREAT-WEST MFS INTERNATIONAL VALUE FUND	GREAT-WEST MODERATE PROFILE I FUND	GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND	GREAT-WEST MONEY MARKET FUND
	(1)	(1)		(2)
INVESTMENT INCOME:
Dividends	$332	$1,161	$61,572	$38,284	$8,106

EXPENSES:
Mortality and expense risk	54	43	2,930	3,904	678	14,081
Administrative charges

Total expenses	54	43	2,930	3,904	678	14,081

NET INVESTMENT INCOME (LOSS)	278	1,118	58,642	34,380	7,428	(14,081)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on sale of fund shares	2,521	425	3,470	2,819	1,914
Realized gain distributions	1,300		76,119	113,570	13,244

Net realized gain on investments	3,821	425	79,589	116,389	15,158

Change in net unrealized appreciation on investments	490	280	11,487	76,672	6,394

Net realized and unrealized gain on investments	4,311	705	91,076	193,061	21,552

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,589	$1,823	$149,718	$227,441	$28,980	$(14,081)

(1) For the period January 30, 2013 to December 31, 2013.
(2) For the period February 4, 2013 to December 31, 2013.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	GREAT-WEST PUTNAM HIGH YIELD BOND FUND	GREAT-WEST S&P 500® INDEX FUND	GREAT-WEST S&P MIDCAP 400® INDEX FUND	GREAT-WEST S&P SMALLCAP 600® INDEX FUND	GREAT-WEST SECURE-FOUNDATION BALANCED FUND	GREAT-WEST SHORT DURATION BOND FUND

INVESTMENT INCOME:
Dividends	$10,265	$28,864	$8,077	$16,517	$338	$9,465

EXPENSES:
Mortality and expense risk	408	2,793	883	1,315	35	1,186
Administrative charges

Total expenses	408	2,793	883	1,315	35	1,186

NET INVESTMENT INCOME	9,857	26,071	7,194	15,202	303	8,279

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on sale of fund shares	24	23,640	4,342	9,999	2	1,530
Realized gain distributions	—	11,733	10,459	58,292	576	2,548

Net realized gain on investments	24	35,373	14,801	68,291	578	4,078

Change in net unrealized appreciation (depreciation) on investments	1,414	206,723	55,162	80,429	767	(6,089)

Net realized and unrealized gain (loss) on investments	1,438	242,096	69,963	148,720	1,345	(2,011)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,295	$268,167	$77,157	$163,922	$1,648	$6,268

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	GREAT-WEST STOCK INDEX FUND	GREAT-WEST T. ROWE PRICE MIDCAP GROWTH FUND	GREAT-WEST TEMPLETON GLOBAL BOND FUND	GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. GLOBAL REAL ESTATE FUND
		(1)		(2)		(3)
INVESTMENT INCOME:
Dividends	$6,913	$288	$832	$59	$428	$3,648

EXPENSES:
Mortality and expense risk	916	446	142	3	82	187
Administrative charges

Total expenses	916	446	142	3	82	187

NET INVESTMENT INCOME (LOSS)	5,997	(158)	690	56	346	3,461

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	6,394	3,547	14		178	(967)
Realized gain distributions	28,069	53,662	380

Net realized gain (loss) on investments	34,463	57,209	394		178	(967)

Change in net unrealized appreciation (depreciation) on investments	34,800	(12,854)	(1,199)	(156)	7,412	(5,820)

Net realized and unrealized gain (loss) on investments	69,263	44,355	(805)	(156)	7,590	(6,787)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$75,260	$44,197	$(115)	$(100)	$7,936	$(3,326)

(1) For the period January 4, 2013 to December 31, 2013.
(2) For the period November 15, 2013 to December 31, 2013.
(3) For the period January 29, 2013 to December 31, 2013.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. SMALL CAP EQUITY FUND	INVESCO VAN KAMPEN V.I. GROWTH & INCOME FUND	JANUS ASPEN BALANCED PORTFOLIO	JANUS ASPEN FLEXIBLE BOND PORTFOLIO	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
	(1)	(2)
INVESTMENT INCOME:
Dividends	$3,710		$1,311	$1,517	$4,818	$9,034

EXPENSES:
Mortality and expense risk	540	68	332	199	714	3,666
Administrative charges					45	428

Total expenses	540	68	332	199	759	4,094

NET INVESTMENT INCOME (LOSS)	3,170	(68)	979	1,318	4,059	4,940

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	1,249	1,259	1,009	9,989	130	(8,768)
Realized gain distributions	—	—	906	3,434	1,651

Net realized gain (loss) on investments	1,249	1,259	1,915	13,423	1,781	(8,768)

Change in net unrealized appreciation (depreciation) on investments	36,429	9,776	21,100	3,671	(4,823)	40,181

Net realized and unrealized gain (loss) on investments	37,678	11,035	23,015	17,094	(3,042)	31,413

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,848	$10,967	$23,994	$18,412	$1,017	$36,353

(1) For the period January 4, 2013 to December 31, 2013.
(2) For the period April 17, 2013 to December 31, 2013.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES	JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO	LAZARD RETIREMENT US SMALL-MID CAP EQUITY PORTFOLIO	NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO	NVIT DEVELOPING MARKETS FUND	PIMCO VIT COMMODITY REAL RETURN STRATEGY PORTFOLIO
	(1)	(2)	(3)	(4)		(2)
INVESTMENT INCOME:
Dividends	$1,629	$487		$731	$4,464	$631

EXPENSES:
Mortality and expense risk	112	114	4	419	5,991	159
Administrative charges					691

Total expenses	112	114	4	419	6,682	159

NET INVESTMENT INCOME (LOSS)	1,517	373	(4)	312	(1,527)	472

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on sale of fund shares	(1,401)	(66)		(39)	(64,386)	(1)
Realized gain distributions		285	394

Net realized gain (loss) on investments	(1,401)	219	394	(39)	(64,386)	(1)

Change in net unrealized appreciation (depreciation) on investments	8,386	7,753	(18)	41,663	57,561	(7,177)

Net realized and unrealized gain (loss) on investments	6,985	7,972	376	41,624	(6,825)	(7,178)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$8,502	$8,345	$372	$41,936	$(9,043)	$(6,706)

(1) For the period May 28, 2013 to December 31, 2013.
(2) For the period January 30, 2013 to December 31, 2013.
(3) For the period July 12, 2013 to December 31, 2013.
(4) For the period March 27, 2013 to December 31, 2013.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PROFUND VP BEAR	PROFUND VP MONEY MARKET	PROFUND VP REAL ESTATE
	(1)	(1)		(2)	(3)	(4)
INVESTMENT INCOME:
Dividends	$552	$199	$11,079		$11,378	$5,493

EXPENSES:
Mortality and expense risk	157	43	1,349	4,888	696,380	1,229
Administrative charges				587	83,566	147

Total expenses	157	43	1,349	5,475	779,946	1,376

NET INVESTMENT INCOME (LOSS)	395	156	9,730	(5,475)	(768,568)	4,117

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on sale of fund shares		(2)	(5,662)	(262,231)		(180,553)
Realized gain distributions	—	94	7,266

Net realized gain (loss) on investments		92	1,604	(262,231)		(180,553)

Change in net unrealized depreciation on investments	(518)	(1,461)	(18,820)	—

Net realized and unrealized loss on investments	(518)	(1,369)	(17,216)	(262,231)		(180,553)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(123)	$(1,213)	$(7,486)	$(267,706)	$(768,568)	$(176,436)

(1) For the period March 19, 2013 to December 31, 2013.
(2) For the period January 3, 2013 to November 19, 2013.
(3) For the period January 1, 2013 to December 6, 2013.
(4) For the period January 31, 2013 to November 4, 2013.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	PROFUND VP SHORT NASDAQ-100	PROFUND VP SHORT SMALL-CAP	PROFUND VP U.S. GOVERNMENT PLUS	PROFUND VP ULTRABULL	PROFUND VP ULTRAMID-CAP	PROFUND VP ULTRANASDAQ-100
	(1)	(1)	(2)	(3)	(3)	(3)
INVESTMENT INCOME:
Dividends	$—	$—	$70	$—	$—	$—

EXPENSES:
Mortality and expense risk	3,227	2,201	2,560	57,135	6,825	31,882
Administrative charges	387	264	307	6,856	819	3,826

Total expenses	3,614	2,465	2,867	63,991	7,644	35,708

NET INVESTMENT LOSS	(3,614)	(2,465)	(2,797)	(63,991)	(7,644)	(35,708)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(115,191)	(107,437)	(442,149)	2,934,085	114,709	1,920,094
Realized gain distributions	—	—	580,096	7

Net realized gain (loss) on investments	(115,191)	(107,437)	137,947	2,934,092	114,709	1,920,094

Change in net unrealized depreciation on investments				(13,522)	(9)	(28,236)

Net realized and unrealized gain (loss) on investments	(115,191)	(107,437)	137,947	2,920,570	114,700	1,891,858

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(118,805)	$(109,902)	$135,150	$2,856,579	$107,056	$1,856,150

(1) For the period January 3, 2013 to November 19, 2013.
(2) For the period January 31, 2013 to November 4, 2013.
(3) For the period January 1, 2013 to December 5, 2013.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	PROFUND VP ULTRASMALL-CAP	PUTNAM VT AMERICAN GOVERNMENT INCOME FUND	PUTNAM VT CAPITAL OPPORTUNITIES FUND	PUTNAM VT INTERNATIONAL GROWTH FUND	PUTNAM VT VOYAGER FUND	T. ROWE PRICE VIP HEALTH SCIENCES PORTFOLIO
	(1)	(2)	(3)	(4)
INVESTMENT INCOME:
Dividends	$—	$382	$191	$392	$539	$—

EXPENSES:
Mortality and expense risk	14,114	60	146	24	326	410
Administrative charges	1,694

Total expenses	15,808	60	146	24	326	410

NET INVESTMENT INCOME (LOSS)	(15,808)	322	45	368	213	(410)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	926,061	(1)	929	(420)	3,118	8,381
Realized gain distributions	—	—	—	—	—	47,723

Net realized gain (loss) on investments	926,061	(1)	929	(420)	3,118	56,104

Change in net unrealized appreciation (depreciation) on investments	(6)	(660)	13,544	2,352	55,284	(4,320)

Net realized and unrealized gain (loss) on investments	926,055	(661)	14,473	1,932	58,402	51,784

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$910,247	$(339)	$14,518	$2,300	$58,615	$51,374

(1) For the period January 1, 2013 to December 5, 2013.
(2) For the period January 22, 2013 to December 31, 2013.
(3) For the period January 4, 2013 to December 31, 2013.
(4) For the period February 27, 2013 to December 31, 2013.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	UNIVERSAL INSTITUTIONAL FUND MID CAP GROWTH PORTFOLIO	VAN ECK VIP EMERGING MARKETS FUND	VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS I	VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S	VAN ECK VIP MULTI MANAGER ALTERNATIVES FUND
	(1)
INVESTMENT INCOME:
Dividends	$—	$6,822	$2,028	$49	$—

EXPENSES:
Mortality and expense risk	1	4,473	3,248	45	7
Administrative charges		529	363		1

Total expenses	1	5,002	3,611	45	8

NET INVESTMENT INCOME (LOSS)	(1)	1,820	(1,583)	4	(8)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		1,268	(9,555)	56
Realized gain distributions			5,796	191	3

Net realized gain (loss) on investments		1,268	(3,759)	247	3

Change in net unrealized appreciation on investments	953	27,336	28,735	1,318	27

Net realized and unrealized gain on investments	953	28,604	24,976	1,565	30

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$952	$30,424	$23,393	$1,569	$22

(1) For the period December 31, 2013 to December 31, 2013.

The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	ALGER CAPITAL APPRECIATION PORTFOLIO		ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO
	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(22,069)	$(7,945)	$(8,296)	$(3,201)	$(26,443)	$(32,058)
Net realized gain (loss) on investments	439,935	143,725	131,111	60,169	(19,449)	(117,777)
Change in net unrealized appreciation (depreciation)
on investments	189,698	178,492	265,648	61,675	796,729	477,537

Increase in net assets resulting
from operations	607,564	314,272	388,463	118,643	750,837	327,702

CONTRACT TRANSACTIONS:
Purchase payments received	2,207	6,491	6,746	16,600	2,094	12,749
Transfers for contract benefits and terminations	(332,885)	(197,946)	(315,110)	(143,285)	(161,860)	(331,124)
Net transfers	(26,343)	(76,732)	(9,221)	(24,440)	(22,352)	(35,373)
Contract maintenance charges	(312)	(330)	(214)	(276)	(225)	(249)

Decrease in net assets resulting from
contract transactions	(357,333)	(268,517)	(317,799)	(151,401)	(182,343)	(353,997)

Total increase (decrease) in net assets	250,231	45,755	70,664	(32,758)	568,494	(26,295)

NET ASSETS:
Beginning of period	2,011,574	1,965,819	1,387,309	1,420,067	2,296,958	2,323,253

End of period	$2,261,805	$2,011,574	$1,457,973	$1,387,309	$2,865,452	$2,296,958

CHANGES IN UNITS OUTSTANDING:
Units issued	159	270	322	400	2,487	873
Units redeemed	(5,138)	(4,717)	(4,437)	(2,552)	(5,577)	(8,026)

Net decrease	(4,979)	(4,447)	(4,115)	(2,152)	(3,090)	(7,153)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	ALGER SMALL CAP GROWTH PORTFOLIO		AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND		AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
	2013	2012	2013	2012	2013
				(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,439)	$(3,550)	$741	$128	$1,696
Net realized gain (loss) on investments	203,097	59,644	(36)		385
Change in net unrealized appreciation (depreciation)
on investments	(64,824)	(30,424)	(4,823)	(114)	37,153

Increase (decrease) in net assets resulting
from operations	133,834	25,670	(4,118)	14	39,234

CONTRACT TRANSACTIONS:
Purchase payments received	4,251	5,522		(1)	16,279
Transfers for contract benefits and terminations	(57,719)	(28,507)	(7,150)
Net transfers	1,231,285	35,374	38,985	26,231	323,799
Contract maintenance charges	(42)	(36)

Decrease in net assets resulting from
contract transactions	1,177,775	12,353	31,835	26,230	340,078

Total increase in net assets	1,311,609	38,023	27,717	26,244	379,312

NET ASSETS:
Beginning of period	257,761	219,738	26,244	0	0

End of period	$1,569,370	$257,761	$53,961	$26,244	$379,312

CHANGES IN UNITS OUTSTANDING:
Units issued	86,954	651	5,236	2,468	26,646
Units redeemed	(2,178)	(446)	(2,146)		(979)

Net decrease	84,776	205	3,090	2,468	25,667

(1) For the period October 31, 2012 to December 31, 2012.
(2) For the period January 4, 2013 to December 31, 2013.
The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND CLASS 1		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND CLASS 2
	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(12,294)	$(10,313)	$(51,495)	$(55,378)	$(291)	$(298)
Net realized gain (loss) on investments	55,475	(5,011)	93,998	10,211	442	1,486
Change in net unrealized appreciation (depreciation)
on investments	285,259	120,412	758,375	263,351	4,294	884

Increase in net assets resulting
from operations	328,440	105,088	800,878	218,184	4,445	2,072

CONTRACT TRANSACTIONS:
Purchase payments received		839	6,050	4,031		(1)
Transfers for contract benefits and terminations	(139,933)	(82,857)	(490,047)	(307,196)	(1,395)	(2,129)
Net transfers	(16,027)	41,943	(41,750)	(139,121)		(9,114)
Contract maintenance charges	(75)	(77)	(774)	(948)	(4)	(4)

Decrease in net assets resulting from
contract transactions	(156,035)	(40,152)	(526,521)	(443,234)	(1,399)	(11,248)

Total increase (decrease) in net assets	172,405	64,936	274,357	(225,050)	3,046	(9,176)

NET ASSETS:
Beginning of period	758,852	693,916	3,597,923	3,822,973	19,589	28,765

End of period	$931,257	$758,852	$3,872,280	$3,597,923	$22,635	$19,589

CHANGES IN UNITS OUTSTANDING:
Units issued	8,203	6,421	7,477	7,437
Units redeemed	(20,308)	(11,059)	(56,327)	(52,962)	(60)	(497)

Net decrease	(12,105)	(4,638)	(48,850)	(45,525)	(60)	(497)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	DELAWARE VIP EMERGING MARKETS SERIES		DELAWARE VIP REIT SERIES
	2013	2013	2012	2013	2012
	(1)		(2)		(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$521	$522	$(4)	$327	$(6)
Net realized gain (loss) on investments	63	2,552		(290)
Change in net unrealized appreciation (depreciation)
on investments	48	14,117	317	(3,523)	750

Increase (decrease) in net assets resulting
from operations	632	17,191	313	(3,486)	744

CONTRACT TRANSACTIONS:
Purchase payments received		10,747		12,451
Transfers for contract benefits and terminations		(2,778)		(9,879)
Net transfers	1,616	206,198	4,328	121,936	20,881
Contract maintenance charges

Decrease in net assets resulting from
contract transactions	1,616	214,167	4,328	124,508	20,881

Total increase (decrease) in net assets	2,248	231,358	4,641	121,022	21,625

NET ASSETS:
Beginning of period	0	4,641	0	21,625	0

End of period	$2,248	$235,999	$4,641	$142,647	$21,625

CHANGES IN UNITS OUTSTANDING:
Units issued	4,316	31,206	415	12,753	1,849
Units redeemed	(4,162)	(12,374)		(2,593)

Net decrease	154	18,832	415	10,160	1,849

(1) For the period July 15, 2013 to December 31, 2013.
(2) For the period October 31, 2012 to December 31, 2012.
The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	DELAWARE VIP SMALL CAP VALUE SERIES		DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO	DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC
	2013	2012	2013	2013	2012
		(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$109	$(2)	$(19)	$(462)	$(2,214)
Net realized gain on investments	5,390		1	18,300	7,463
Change in net unrealized appreciation (depreciation)
on investments	17,999	293	4,467	91,863	30,184

Increase in net assets resulting
from operations	23,498	291	4,449	109,701	35,433

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations				(47,191)	(21,102)
Net transfers	132,401	6,429	63,369	(115)	4,541
Contract maintenance charges				(52)	(72)

Decrease in net assets resulting from
contract transactions	132,401	6,429	63,369	(47,358)	(16,633)

Total increase (decrease) in net assets	155,899	6,720	67,818	62,343	18,800

NET ASSETS:
Beginning of period	6,720	0	0	356,420	337,620

End of period	$162,619	$6,720	$67,818	$418,763	$356,420

CHANGES IN UNITS OUTSTANDING:
Units issued	16,896	606	4,551		303
Units redeemed	(6,451)			(1,208)	(794)

Net decrease	10,445	606	4,551	(1,208)	(491)

(1) For the period November 28, 2012 to December 31, 2012.
(2) For the period July 12, 2013 to December 31, 2013.
The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	DREYFUS VIF APPRECIATION PORTFOLIO INITIAL SHARES		DREYFUS VIF APPRECIATION PORTFOLIO SERVICE SHARES		DREYFUS VIF GROWTH AND INCOME PORTFOLIO
	2013	2012	2013	2012	2013	2012
				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,061	$8,431	$2,041	$67	$(2,064)	$159
Net realized gain on investments	12,057	10,626	1,343		23,985	2,311
Change in net unrealized appreciation (depreciation)
on investments	52,347	11,395	12,999	(207)	102,185	52,929

Increase (decrease) in net assets resulting
from operations	66,465	30,452	16,383	(140)	124,106	55,399

CONTRACT TRANSACTIONS:
Purchase payments received		102	5,697	1	3,000	8,069
Transfers for contract benefits and terminations	(49,061)	(21,299)	(1,480)	(130)	(73,545)	(25,357)
Net transfers		7,196	118,644	13,571	(1,248)	(15)
Contract maintenance charges	(42)	(61)			(67)	(78)

Increase (decrease) in net assets resulting from
contract transactions	(49,103)	(14,062)	122,861	13,442	(71,860)	(17,381)

Total increase in net assets	17,362	16,390	139,244	13,302	52,246	38,018

NET ASSETS:
Beginning of period	362,333	345,943	13,302	0	378,427	340,409

End of period	$379,695	$362,333	$152,546	$13,302	$430,673	$378,427

CHANGES IN UNITS OUTSTANDING:
Units issued		1,070	14,903	1,232	594	257
Units redeemed	(907)	(1,380)	(4,496)	(12)	(2,340)	(787)

Net increase (decrease)	(907)	(310)	10,407	1,220	(1,746)	(530)

(1) For the period December 12, 2012 to December 31, 2012.
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO	DWS CAPITAL GROWTH VIP		DWS GLOBAL SMALL CAP GROWTH VIP	DWS LARGE CAP VALUE VIP
	2013	2013	2012	2013	2013	2012
	(1)		(2)	(3)		(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$275	$26	$(2)	$22	$172	$(2)
Net realized gain (loss) on investments	56	10,434	(1)	652	4,997	1
Change in net unrealized appreciation (depreciation)
on investments	5,793	4,763	(64)	2,178	13,477	22

Increase (decrease) in net assets resulting
from operations	6,124	15,223	(67)	2,852	18,646	21

CONTRACT TRANSACTIONS:
Purchase payments received	14,696	5,148	1		5,576
Transfers for contract benefits and terminations		(15,388)	(119)		(1,568)	(130)
Net transfers	42,215	41,927	12,527	24,225	142,071	13,571
Contract maintenance charges

Increase in net assets resulting from
contract transactions	56,911	31,687	12,409	24,225	146,079	13,441

Total increase in net assets	63,035	46,910	12,342	27,077	164,725	13,462

NET ASSETS:
Beginning of period	0	12,342	0	0	13,462	0

End of period	$63,035	$59,252	$12,342	$27,077	$178,187	$13,462

CHANGES IN UNITS OUTSTANDING:
Units issued	4,779	23,561	1,104	2,010	17,191	1,261
Units redeemed	(183)	(20,728)	(11)	(228)	(5,743)	(12)

Net increase	4,596	2,833	1,093	1,782	11,448	1,249

(1) For the period January 4, 2013 to December 31, 2013.
(2) For the period December 12, 2012 to December 31, 2012.
(3) For the period February 27, 2013 to December 31, 2013.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	DWS SMALL MID CAP VALUE VIP		FIDELITY VIP ASSET MANAGER PORTFOLIO		FIDELITY VIP CONTRAFUND PORTFOLIO
	2013	2012	2013	2012	2013	2012
		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5	$(3)	$2,928	$2,908	$(4,222)	$(203)
Net realized gain on investments	49		41,571	21,229	39,844	14,336
Change in net unrealized appreciation
on investments	10,724	110	172,481	154,587	332,122	170,439

Increase in net assets resulting
from operations	10,778	107	216,980	178,724	367,744	184,572

CONTRACT TRANSACTIONS:
Purchase payments received		1	2,699	2,225	8,351	3,944
Transfers for contract benefits and terminations			(242,162)	(134,423)	(161,216)	(134,842)
Net transfers	84,953	3,091	(50,364)	(23,529)	(11,320)	21,142
Contract maintenance charges			(208)	(253)	(363)	(360)

Increase (decrease) in net assets resulting from
contract transactions	84,953	3,092	(290,035)	(155,980)	(164,548)	(110,116)

Total increase (decrease) in net assets	95,731	3,199	(73,055)	22,744	203,196	74,456

NET ASSETS:
Beginning of period	3,199	0	1,709,608	1,686,864	1,326,108	1,251,652

End of period	$98,930	$3,199	$1,636,553	$1,709,608	$1,529,304	$1,326,108

CHANGES IN UNITS OUTSTANDING:
Units issued	7,295	291	141	123	275	940
Units redeemed	(897)		(7,135)	(4,238)	(3,392)	(3,327)

Net increase (decrease)	6,398	291	(6,994)	(4,115)	(3,117)	(2,387)

(1) For the period October 31, 2012 to December 31, 2012.

The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO		FIDELITY VIP GROWTH PORTFOLIO		FIDELITY VIP HIGH INCOME PORTFOLIO
	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,944)	$(792)	$(24,882)	$(18,063)	$33,654	$34,740
Net realized gain (loss) on investments	2,117	2,728	197,495	75,375	(1,214)	(3,858)
Change in net unrealized appreciation (depreciation)
on investments	62,262	3,234	492,301	221,785	1,904	65,132

Increase in net assets resulting
from operations	62,435	5,170	664,914	279,097	34,344	96,014

CONTRACT TRANSACTIONS:
Purchase payments received			9,157	14,088	47	2,894
Transfers for contract benefits and terminations	(8,895)	(9,122)	(508,288)	(221,495)	(71,287)	(63,149)
Net transfers	150,516	88,772	3,511	(6,661)	(30,116)	13,914
Contract maintenance charges	(37)	(10)	(256)	(329)	(66)	(106)

Increase (decrease) in net assets resulting from
contract transactions	141,584	79,640	(495,876)	(214,397)	(101,422)	(46,447)

Total increase (decrease) in net assets	204,019	84,810	169,038	64,700	(67,078)	49,567

NET ASSETS:
Beginning of period	120,790	35,980	2,219,865	2,155,165	837,156	787,589

End of period	$324,809	$120,790	$2,388,903	$2,219,865	$770,078	$837,156

CHANGES IN UNITS OUTSTANDING:
Units issued	5,907	5,575	377	689	247	1,048
Units redeemed	(652)	(2,113)	(6,996)	(3,982)	(2,175)	(2,036)

Net increase (decrease)	5,255	3,462	(6,619)	(3,293)	(1,928)	(988)

The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	FIDELITY VIP INDEX 500 PORTFOLIO		FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO		FIDELITY VIP MONEY MARKET PORTFOLIO
	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,427	$8,041	$5,140	$7,041	$(13,311)	$(16,140)
Net realized gain on investments	86,400	48,832	8,332	23,048
Change in net unrealized appreciation (depreciation)
on investments	258,420	113,068	(34,027)	3,865

Increase (decrease) in net assets resulting
from operations	350,247	169,941	(20,555)	33,954	(13,311)	(16,140)

CONTRACT TRANSACTIONS:
Purchase payments received	1,049	5,190	6,000	2,544	6,999	6,057
Transfers for contract benefits and terminations	(263,521)	(174,966)	(125,133)	(54,142)	(249,264)	(551,675)
Net transfers	55,024	3,303	(24,387)	(18,529)	(57,842)	15,797
Contract maintenance charges	(123)	(146)	(115)	(170)	(260)	(290)

Decrease in net assets resulting from
contract transactions	(207,571)	(166,619)	(143,635)	(70,297)	(300,367)	(530,111)

Total increase (decrease) in net assets	142,676	3,322	(164,190)	(36,343)	(313,678)	(546,251)

NET ASSETS:
Beginning of period	1,236,753	1,233,431	742,233	778,576	1,074,325	1,620,576

End of period	$1,379,429	$1,236,753	$578,043	$742,233	$760,647	$1,074,325

CHANGES IN UNITS OUTSTANDING:
Units issued	362	300	191	682	28,501	9,226
Units redeemed	(1,315)	(1,221)	(4,767)	(2,942)	(47,893)	(43,052)

Net increase (decrease)	(953)	(921)	(4,576)	(2,260)	(19,392)	(33,826)

The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	FIDELITY VIP OVERSEAS PORTFOLIO		GOLDMAN SACHS VIT LARGE CAP VALUE FUND		GOLDMAN SACHS VIT STRATEGIC GROWTH FUND
	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(252)	$2,369	$(513)	$(63)	$(988)	$(485)
Net realized gain (loss) on investments	8,423	(24)	49,511	2,062	8,571	7,177
Change in net unrealized appreciation (depreciation)
on investments	107,290	70,362	27,481	27,981	21,046	6,305

Increase in net assets resulting
from operations	115,461	72,707	76,479	29,980	28,629	12,997

CONTRACT TRANSACTIONS:
Purchase payments received			751	1,190		440
Transfers for contract benefits and terminations	(46,670)	(31,653)	(38,440)	(30,313)	(711)	(7,988)
Net transfers	(8,833)	(432)	29,667	62,696	15,885	12,031
Contract maintenance charges	(76)	(86)	(38)	(38)	(7)	(7)

Increase (decrease) in net assets resulting from
contract transactions	(55,579)	(32,171)	(8,060)	33,535	15,167	4,476

Total increase in net assets	59,882	40,536	68,419	63,515	43,796	17,473

NET ASSETS:
Beginning of period	432,171	391,635	239,479	175,964	90,824	73,351

End of period	$492,053	$432,171	$307,898	$239,479	$134,620	$90,824

CHANGES IN UNITS OUTSTANDING:
Units issued		16	7,506	5,300	1,794	3,599
Units redeemed	(1,698)	(1,175)	(7,914)	(2,716)	(850)	(3,281)

Net increase (decrease)	(1,698)	(1,159)	(408)	2,584	944	318

The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND		GREAT-WEST AGGRESSIVE PROFILE I FUND		GREAT-WEST ARIEL MIDCAP VALUE FUND
	2013	2012	2013	2012	2013
				(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$24	$87	$4,110	$114	$7,112
Net realized gain on investments	1,347	1,189	27,586	102	28,493
Change in net unrealized appreciation
on investments	11,711	6,003	2,104	279	4,080

Increase in net assets resulting
from operations	13,082	7,279	33,800	495	39,685

CONTRACT TRANSACTIONS:
Purchase payments received	1,973	2,416		(1)	50,099
Transfers for contract benefits and terminations	(967)	(16,187)			(89,004)
Net transfers	12,542	(36,810)	238,427	15,825	823,396
Contract maintenance charges	(2)	(15)

Increase (decrease) in net assets resulting from
contract transactions	13,546	(50,596)	238,427	15,824	784,491

Total increase (decrease) in net assets	26,628	(43,317)	272,227	16,319	824,176

NET ASSETS:
Beginning of period	34,361	77,678	16,319	0	0

End of period	$60,989	$34,361	$288,546	$16,319	$824,176

CHANGES IN UNITS OUTSTANDING:
Units issued	1,268	195	24,167	1,426	62,179
Units redeemed	(453)	(4,276)	(5,983)		(13,851)

Net increase (decrease)	815	(4,081)	18,184	1,426	48,328

(1) For the period November 26, 2012 to December 31, 2012.
(2) For the period January 29, 2013 to December 31, 2013.

The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	GREAT-WEST BOND INDEX FUND		GREAT-WEST CONSERVATIVE PROFILE I FUND		GREAT-WEST FEDERATED BOND FUND	GREAT-WEST INTERNATIONAL INDEX FUND
	2013	2012	2013	2012	2013	2013
		(1)		(2)	(3)	(4)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$8,119	$1,337	$9,414	$—	$10	$3,991
Net realized gain on investments	2,840	792	19,018			561
Change in net unrealized appreciation (depreciation)
on investments	(19,922)	(662)	(1,983)		(17)	15,118

Increase in net assets resulting
from operations	(8,963)	1,467	26,449	0	(7)	19,670

CONTRACT TRANSACTIONS:
Purchase payments received	144,055	(2)	110,644			48,018
Transfers for contract benefits and terminations
Net transfers	419,430	101,998	515,920	10	2,200	131,375
Contract maintenance charges

Decrease in net assets resulting from
contract transactions	563,485	101,996	626,564	10	2,200	179,393

Total increase (decrease) in net assets	554,522	103,463	653,013	10	2,193	199,063

NET ASSETS:
Beginning of period	103,463	0	10	0	0	0

End of period	$657,985	$103,463	$653,023	$10	$2,193	$199,063

CHANGES IN UNITS OUTSTANDING:
Units issued	55,252	9,968	64,268	1	213	16,460
Units redeemed			(7,945)			(2,438)

Net increase (decrease)	55,252	9,968	56,323	1	213	14,022

(1) For the period July 3, 2012 to December 31, 2012.
(2) For the period November 27, 2012 to December 31, 2012.
(3) For the period November 25, 2013 to December 31, 2013.
(4) For the period February 6, 2013 to December 31, 2013.
The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	GREAT-WEST LIFETIME 2015 FUND II	GREAT-WEST LIFETIME 2025 FUND II	GREAT-WEST LIFETIME 2035 FUND II	GREAT-WEST LIFETIME 2045 FUND II	GREAT-WEST LIFETIME 2055 FUND II
	2013	2013	2013	2013	2013
	(1)	(2)	(3)	(3)	(4)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$955	$8,512	$2,764	$621	$48
Net realized gain on investments	1,532	9,520	2,282	1,908	5,363
Change in net unrealized appreciation (depreciation)
on investments	523	4,368	2,059	(154)

Increase in net assets resulting
from operations	3,010	22,400	7,105	2,375	5,411

CONTRACT TRANSACTIONS:
Purchase payments received		137,469
Transfers for contract benefits and terminations
Net transfers	49,695	279,347	141,817	23,213	(5,411)
Contract maintenance charges

Increase (decrease) in net assets resulting from
contract transactions	49,695	416,816	141,817	23,213	(5,411)

Total increase in net assets	52,705	439,216	148,922	25,588	0

NET ASSETS:
Beginning of period	0	0	0	0	0

End of period	$52,705	$439,216	$148,922	$25,588	$0

CHANGES IN UNITS OUTSTANDING:
Units issued	4,378	48,797	11,752	5,659	8,779
Units redeemed		(14,581)	(889)	(3,833)	(8,779)

Net increase	4,378	34,216	10,863	1,826	0

(1) For the period July 5, 2013 to December 31, 2013.
(2) For the period June 11, 2013 to December 31, 2013.
(3) For the period April 17, 2013 to December 31, 2013.
(4) For the period January 29, 2013 to October 4, 2013.

The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	GREAT-WEST LOOMIS SAYLES BOND FUND		GREAT-WEST LOOMIS SAYLES SMALL-CAP VALUE FUND	GREAT-WEST MFS INTERNATIONAL GROWTH FUND	GREAT-WEST MFS INTERNATIONAL VALUE FUND
	2013	2012	2013	2013	2013
		(1)	(2)	(2)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$10,769	$162	$1,711	$278	$1,118
Net realized gain on investments	4,648	35	33,473	3,821	425
Change in net unrealized appreciation (depreciation)
on investments	2,345	(43)	(16,817)	490	280

Increase in net assets resulting
from operations	17,762	154	18,367	4,589	1,823

CONTRACT TRANSACTIONS:
Purchase payments received	37,090			2	240
Transfers for contract benefits and terminations	(14,840)
Net transfers	468,658	20,564	391,878	31,002	55,208
Contract maintenance charges

Increase in net assets resulting from
contract transactions	490,908	20,564	391,878	31,004	55,448

Total increase in net assets	508,670	20,718	410,245	35,593	57,271

NET ASSETS:
Beginning of period	20,718	0	0	0	0

End of period	$529,388	$20,718	$410,245	$35,593	$57,271

CHANGES IN UNITS OUTSTANDING:
Units issued	42,376	1,810	30,193	8,531	9,016
Units redeemed	(1,258)		(3,360)	(6,052)	(4,734)

Net increase	41,118	1,810	26,833	2,479	4,282

(1) For the period October 31, 2012 to December 31, 2012.
(2) For the period January 30, 2013 to December 31, 2013.

The accompanying notes are an integral part of these financial statements.				(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	GREAT-WEST MODERATE PROFILE I FUND		GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND
	2013	2012	2013	2013	2012
		(1)	(2)		(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$58,642	$1,088	$34,380	$7,428	$1,420
Net realized gain on investments	79,589	3,442	116,389	15,158	1,163
Change in net unrealized appreciation (depreciation)
on investments	11,487	(2,669)	76,672	6,394	(481)

Increase in net assets resulting
from operations	149,718	1,861	227,441	28,980	2,102

CONTRACT TRANSACTIONS:
Purchase payments received	465,697	42,484	984,714	144,906	129,229
Transfers for contract benefits and terminations	(85,807)			(45,801)	(7,000)
Net transfers	1,579,126	32,714	1,242,640	161,049
Contract maintenance charges

Increase in net assets resulting from
contract transactions	1,959,016	75,198	2,227,354	260,154	122,229

Total increase in net assets	2,108,734	77,059	2,454,795	289,134	124,331

NET ASSETS:
Beginning of period	77,059	0	0	124,331	0

End of period	$2,185,793	$77,059	$2,454,795	$413,465	$124,331

CHANGES IN UNITS OUTSTANDING:
Units issued	176,169	6,948	206,642	26,637	12,000
Units redeemed	(12,938)		(24,463)	(4,140)	(645)

Net increase	163,231	6,948	182,179	22,497	11,355

(1) For the period June 26, 2012 to December 31, 2012.
(2) For the period February 4, 2013 to December 31, 2013.
(3) For the period November 1, 2012 to December 31, 2012.

The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	GREAT-WEST MONEY MARKET FUND		GREAT-WEST PUTNAM HIGH YIELD BOND FUND		GREAT-WEST S&P 500® INDEX FUND
	2013	2012	2013	2012	2013	2012
		(1)		(2)		(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(14,081)	$(429)	$9,857	$19	$26,071	$568
Net realized gain on investments			24		35,373	379
Change in net unrealized appreciation (depreciation)
on investments			1,414	(18)	206,723	782

Increase (decrease) in net assets resulting
from operations	(14,081)	(429)	11,295	1	268,167	1,729

CONTRACT TRANSACTIONS:
Purchase payments received	40,208,162	3,004,043	27,588		493,347	(1)
Transfers for contract benefits and terminations	(10,693,785)		(3,707)		(7,640)	(130)
Net transfers	(22,335,663)	(641,976)	239,775	3,596	1,290,856	64,084
Contract maintenance charges

Increase in net assets resulting from
contract transactions	7,178,714	2,362,067	263,656	3,596	1,776,563	63,953

Total increase in net assets	7,164,633	2,361,638	274,951	3,597	2,044,730	65,682

NET ASSETS:
Beginning of period	2,361,638	0	3,597	0	65,682	0

End of period	$9,526,271	$2,361,638	$278,548	$3,597	$2,110,412	$65,682

CHANGES IN UNITS OUTSTANDING:
Units issued	4,236,330	301,095	23,486	316	161,743	7,561
Units redeemed	(3,515,203)	(64,328)	(973)		(25,191)	(1,743)

Net increase	721,127	236,767	22,513	316	136,552	5,818

(1) For the period June 21, 2012 to December 31, 2012.
(2) For the period December 31, 2012 to December 31, 2012.
(3) For the period July 5, 2012 to December 31, 2012.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	GREAT-WEST S&P MIDCAP 400® INDEX FUND		GREAT-WEST S&P SMALLCAP 600® INDEX FUND		GREAT-WEST SECUREFOUNDATION BALANCED FUND
	2013	2012	2013	2012	2013	2012
		(1)		(1)		(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$7,194	$188	$15,202	$155	$303	$(2)
Net realized gain on investments	14,801	39	68,291	129	578	324
Change in net unrealized appreciation
on investments	55,162	728	80,429	166	767	1

Increase in net assets resulting
from operations	77,157	955	163,922	450	1,648	323

CONTRACT TRANSACTIONS:
Purchase payments received	88,266	(1)	192,035		20,533	(1)
Transfers for contract benefits and terminations	(77)		(9,455)
Net transfers	451,238	15,266	1,948,473	15,517		(240)
Contract maintenance charges					(87)

Increase (decrease) in net assets resulting from
contract transactions	539,427	15,265	2,131,053	15,517	20,446	(241)

Total increase in net assets	616,584	16,220	2,294,975	15,967	22,094	82

NET ASSETS:
Beginning of period	16,220	0	15,967	0	82	0

End of period	$632,804	$16,220	$2,310,942	$15,967	$22,176	$82

CHANGES IN UNITS OUTSTANDING:
Units issued	46,815	2,111	155,455	2,096	1,742	1,795
Units redeemed	(6,534)	(697)	(11,923)	(692)	(7)	(1,788)

Net increase	40,281	1,414	143,532	1,404	1,735	7

(1) For the period July 5, 2012 to December 31, 2012.
(2) For the period January 12, 2012 to December 31, 2012.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	GREAT-WEST SHORT DURATION BOND FUND		GREAT-WEST STOCK INDEX FUND		GREAT-WEST T. ROWE PRICE MIDCAP GROWTH FUND
	2013	2012	2013	2012	2013
		(1)		(2)	(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$8,279	$644	$5,997	$125	$(158)
Net realized gain on investments	4,078	570	34,463	275	57,209
Change in net unrealized appreciation (depreciation)
on investments	(6,089)	(508)	34,800	(395)	(12,854)

Increase in net assets resulting
from operations	6,268	706	75,260	5	44,197

CONTRACT TRANSACTIONS:
Purchase payments received			41,641	1	16,279
Transfers for contract benefits and terminations	(6,378)		(1,445)	(120)
Net transfers	701,989	73,624	452,763	12,539	645,042
Contract maintenance charges

Increase in net assets resulting from
contract transactions	695,611	73,624	492,959	12,420	661,321

Total increase in net assets	701,879	74,330	568,219	12,425	705,518

NET ASSETS:
Beginning of period	74,330	0	12,425	0	0

End of period	$776,209	$74,330	$580,644	$12,425	$705,518

CHANGES IN UNITS OUTSTANDING:
Units issued	112,756	7,119	42,279	1,109	50,037
Units redeemed	(46,365)		(4,269)	(11)	(3,399)

Net increase	66,391	7,119	38,010	1,098	46,638

(1) For the period July 5, 2012 to December 31, 2012.
(2) For the period March 9, 2012 to December 31, 2012.
(3) For the period January 4, 2013 to December 31, 2013.
The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	GREAT-WEST TEMPLETON GLOBAL BOND FUND		GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND	INVESCO V.I. CORE EQUITY FUND		INVESCO V.I. GLOBAL REAL ESTATE FUND
	2013	2012	2013	2013	2012	2013
		(1)	(2)		(3)	(4)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$690	$89	$56	$346	$(5)	$3,461
Net realized gain (loss) on investments	394	26		178	1	(967)
Change in net unrealized appreciation (depreciation)
on investments	(1,199)	(33)	(156)	7,412	267	(5,820)

Increase (decrease) in net assets resulting
from operations	(115)	82	(100)	7,936	263	(3,326)

CONTRACT TRANSACTIONS:
Purchase payments received				5,578	1	4,996
Transfers for contract benefits and terminations	(3,656)			(1,556)	(130)
Net transfers	83,741	6,687	10,358		26,428	110,438
Contract maintenance charges

Increase in net assets resulting from
contract transactions	80,085	6,687	10,358	4,022	26,299	115,434

Total increase in net assets	79,970	6,769	10,258	11,958	26,562	112,108

NET ASSETS:
Beginning of period	6,769	0	0	26,562	0	0

End of period	$86,739	$6,769	$10,258	$38,520	$26,562	$112,108

CHANGES IN UNITS OUTSTANDING:
Units issued	7,313	595	1,019	428	2,414	11,906
Units redeemed	(316)			(122)	(12)	(3,302)

Net increase	6,997	595	1,019	306	2,402	8,604

(1) For the period October 31, 2012 to December 31, 2012.
(2) For the period November 15, 2013 to December 31, 2013.
(3) For the period November 28, 2012 to December 31, 2012.
(4) For the period January 29, 2013 to December 31, 2013.

The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. SMALL CAP EQUITY FUND	INVESCO VAN KAMPEN V.I. GROWTH & INCOME FUND		JANUS ASPEN BALANCED PORTFOLIO
	2013	2013	2013	2012	2013	2012
	(1)	(2)		(3)		(4)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,170	$(68)	$979	$(7)	$1,318	$5,660
Net realized gain on investments	1,249	1,259	1,915	1	13,423	1
Change in net unrealized appreciation
on investments	36,429	9,776	21,100	154	3,671	2,262

Increase in net assets resulting
from operations	40,848	10,967	23,994	148	18,412	7,923

CONTRACT TRANSACTIONS:
Purchase payments received	161,603		5,388		30,185	465,224
Transfers for contract benefits and terminations			(9,628)	(121)
Net transfers	216,402	479,028	391,518	25,901	(465,389)	38,891
Contract maintenance charges

Increase (decrease) in net assets resulting from
contract transactions	378,005	479,028	387,278	25,780	(435,204)	504,115

Total increase (decrease) in net assets	418,853	489,995	411,272	25,928	(416,792)	512,038

NET ASSETS:
Beginning of period	0	0	25,928	0	512,038	0

End of period	$418,853	$489,995	$437,200	$25,928	$95,246	$512,038

CHANGES IN UNITS OUTSTANDING:
Units issued	43,515	33,006	28,218	2,338	3,601	45,747
Units redeemed	(12,445)	(891)	(1,132)	(11)	(42,227)

Net increase (decrease)	31,070	32,115	27,086	2,327	(38,626)	45,747

(1) For the period January 4, 2013 to December 31, 2013.
(2) For the period April 17, 2013 to December 31, 2013.
(3) For the period October 31, 2012 to December 31, 2012.
(4) For the period September 11, 2012 to December 31, 2012.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	JANUS ASPEN FLEXIBLE BOND PORTFOLIO		JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES	JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO
	2013	2012	2013	2012	2013	2013
					(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,059	$1,034	$4,940	$(2,314)	$1,517	$373
Net realized gain (loss) on investments	1,781	1,427	(8,768)	23,460	(1,401)	219
Change in net unrealized appreciation (depreciation)
on investments	(4,823)	804	40,181	12,054	8,386	7,753

Increase in net assets resulting
from operations	1,017	3,265	36,353	33,200	8,502	8,345

CONTRACT TRANSACTIONS:
Purchase payments received	26,906	1	1,937	1,939	36,726
Transfers for contract benefits and terminations	(23,572)	(2,607)	(17,579)	(16,185)
Net transfers	221,882	9,535	(30,345)	(13,113)	58,982	135,982
Contract maintenance charges	(39)	(52)	(23)	(53)

Increase (decrease) in net assets resulting from
contract transactions	225,177	6,877	(46,010)	(27,412)	95,708	135,982

Total increase (decrease) in net assets	226,194	10,142	(9,657)	5,788	104,210	144,327

NET ASSETS:
Beginning of period	54,063	43,921	317,086	311,298	0	0

End of period	$280,257	$54,063	$307,429	$317,086	$104,210	$144,327

CHANGES IN UNITS OUTSTANDING:
Units issued	23,688	2,366	585	1,920	11,352	11,507
Units redeemed	(1,636)	(1,403)	(2,695)	(3,363)	(3,158)	(916)

Net increase (decrease)	22,052	963	(2,110)	(1,443)	8,194	10,591

(1) For the period May 28, 2013 to December 31, 2013.
(2) For the period January 30, 2013 to December 31, 2013.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	LAZARD RETIREMENT US SMALL-MID CAP EQUITY PORTFOLIO	NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO	NVIT DEVELOPING MARKETS FUND		PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO
	2013	2013	2013	2012	2013	2013
	(1)	(2)			(3)	(4)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4)	$312	$(2,218)	$(7,876)	$472	$395
Net realized gain (loss) on investments	394	(39)	(64,386)	(68,251)	(1)
Change in net unrealized appreciation (depreciation)
on investments	(18)	41,663	57,561	163,806	(7,177)	(518)

Increase (decrease) in net assets resulting
from operations	372	41,936	(9,043)	87,679	(6,706)	(123)

CONTRACT TRANSACTIONS:
Purchase payments received			906	2,033		240
Transfers for contract benefits and terminations			(108,542)	(65,657)
Net transfers	3,094	1,463,423	(93,369)	(9,330)	58,666	146,873
Contract maintenance charges			(31)	(41)

Increase (decrease) in net assets resulting from
contract transactions	3,094	1,463,423	(201,036)	(72,995)	58,666	147,113

Total increase (decrease) in net assets	3,466	1,505,359	(210,079)	14,684	51,960	146,990

NET ASSETS:
Beginning of period	0	0	610,082	595,398	0	0

End of period	$3,466	$1,505,359	$400,003	$610,082	$51,960	$146,990

CHANGES IN UNITS OUTSTANDING:
Units issued	239	100,857	85	4,205	5,975	14,063
Units redeemed		(251)	(8,763)	(7,421)

Net increase (decrease)	239	100,606	(8,678)	(3,216)	5,975	14,063

(1) For the period July 12, 2013 to December 31, 2013.
(2) For the period March 27, 2013 to December 31, 2013.
(3) For the period January 30, 2013 to December 31, 2013.
(4) For the period March 19, 2013 to December 31, 2013.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO		PROFUND VP BASIC MATERIALS	PROFUND VP BEAR
	2013	2013	2012	2012	2013	2012
	(1)		(2)	(3)	(4)	(5)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$156	$9,730	$57	$(1)	$(5,475)	$(13,106)
Net realized gain (loss) on investments	92	1,604	480	(34)	(262,231)	62,200
Change in net unrealized depreciation
on investments	(1,461)	(18,820)	(418)	102		(5,045)

Increase (decrease) in net assets resulting
from operations	(1,213)	(7,486)	119	67	(267,706)	44,049

CONTRACT TRANSACTIONS:
Purchase payments received		272,858	1
Transfers for contract benefits and terminations		(46,463)		(630)
Net transfers	12,761	571,916	39,850		267,706	(44,049)
Contract maintenance charges

Increase (decrease) in net assets resulting from
contract transactions	12,761	798,311	39,851	(630)	267,706	(44,049)

Total increase (decrease) in net assets	11,548	790,825	39,970	(563)

NET ASSETS:
Beginning of period	0	39,970	0	563	0	0

End of period	$11,548	$830,795	$39,970	$0	$0	$0

CHANGES IN UNITS OUTSTANDING:
Units issued	1,190	103,015	3,675		4,137,625	9,189,709
Units redeemed		(28,487)		(13)	(4,137,625)	(9,189,709)

Net increase (decrease)	1,190	74,528	3,675	(13)	0	0

(1) For the period March 19, 2013 to December 31, 2013.
(2) For the period October 31, 2012 to December 31, 2012.
(3) For the period January 1, 2012 to February 21, 2012.
(4) For the period January 3, 2013 to November 19, 2013.
(5) For the period January 3, 2012 to December 4, 2012.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	PROFUND VP FINANCIALS	PROFUND VP HEALTHCARE	PROFUND VP INDUSTRIALS	PROFUND VP MONEY MARKET		PROFUND VP OIL & GAS
	2012	2012	2012	2013	2012	2012
	(1)	(1)	(1)	(2)		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(1)	$(2)	$(3)	$(768,568)	$(849,612)	$(2)
Net realized gain (loss) on investments	(23)	205	112		—	155
Change in net unrealized appreciation (depreciation)
on investments	93	(124)	29			(45)

Increase (decrease) in net assets resulting
from operations	69	79	138	(768,568)	(849,612)	108

CONTRACT TRANSACTIONS:
Purchase payments received	1	(1)				(1)
Transfers for contract benefits and terminations	(639)	(1,528)	(1,438)	(75,053,997)		(1,478)
Net transfers				6,608,274	18,760,860
Contract maintenance charges	—	—	—	—	—	—

Increase (decrease) in net assets resulting from
contract transactions	(638)	(1,529)	(1,438)	(68,445,723)	18,760,860	(1,479)

Total increase (decrease) in net assets	(569)	(1,450)	(1,300)	(69,214,291)	17,911,248	(1,371)

NET ASSETS:
Beginning of period	569	1,450	1,300	69,214,291	51,303,043	1,371

End of period	$0	$0	$0	$0	$69,214,291	$0

CHANGES IN UNITS OUTSTANDING:
Units issued				1,025,210,793	1,071,398,330
Units redeemed	(36)	(53)	(37)	(1,098,093,956)	(1,051,795,158)	(24)

Net increase (decrease)	(36)	(53)	(37)	(72,883,163)	19,603,172	(24)

(1) For the period January 1, 2012 to February 21, 2012.
(2) For the period January 1, 2013 to December 6, 2013.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	PROFUND VP PHARMACEUTICALS	PROFUND VP PRECIOUS METALS	PROFUND VP REAL ESTATE		PROFUND VP SHORT NASDAQ-100
	2013	2012	2013	2012	2013	2012
	(1)	(1)	(2)	(3)	(4)	(5)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3)	$(2)	$4,117	$(1,207)	$(3,614)	$(7,693)
Net realized gain (loss) on investments	176	(185)	(180,553)	64,706	(115,191)	(134,018)
Change in net unrealized appreciation (depreciation)
on investments	(178)	249	—	(55)	—	(3,158)

Increase (decrease) in net assets resulting
from operations	(5)	62	(176,436)	63,444	(118,805)	(144,869)

CONTRACT TRANSACTIONS:
Purchase payments received						(1)
Transfers for contract benefits and terminations	(1,529)	(1,158)	(2)	(1,497)
Net transfers			176,438	(63,340)	118,805	144,870
Contract maintenance charges

Increase (decrease) in net assets resulting from
contract transactions	(1,529)	(1,158)	176,436	(64,837)	118,805	144,869

Total increase (decrease) in net assets	(1,534)	(1,096)	0	(1,393)	0	0

NET ASSETS:
Beginning of period	1,534	1,096	0	1,393	0	0

End of period	$0	$0	$0	$0	$0	$0

CHANGES IN UNITS OUTSTANDING:
Units issued			551,686	525,273	4,796,296	10,851,607
Units redeemed	(58)	(20)	(551,686)	(525,299)	(4,796,296)	(10,851,607)

Net decrease	(58)	(20)	0	(26)	0	0

(1) For the period January 1, 2012 to February 21, 2012.
(2) For the period January 31, 2013 to November 4, 2013.
(3) For the period January 1, 2012 to December 4, 2012.
(4) For the period January 3, 2013 to November 19, 2013.
(5) For the period January 3, 2012 to December 4, 2012.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	PROFUND VP SHORT SMALL-CAP		PROFUND VP U.S. GOVERNMENT PLUS		PROFUND VP ULTRABULL
	2013	2012	2013	2012	2013	2012
	(1)	(2)	(3)	(4)	(5)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(2,465)	$(4,387)	$(2,797)	$(2,357)	$(63,991)	$(44,439)
Net realized gain (loss) on investments	(107,437)	54,362	137,947	190,001	2,934,092	2,721,034
Change in net unrealized appreciation
on investments		(6,958)			(13,522)	13,519

Increase (decrease) in net assets resulting
from operations	(109,902)	43,017	135,150	187,644	2,856,579	2,690,114

CONTRACT TRANSACTIONS:
Purchase payments received				(1)		(1)
Transfers for contract benefits and terminations			(15)		(115)
Net transfers	109,902	(43,017)	(135,135)	(187,643)	(3,562,740)	(11,311,679)
Contract maintenance charges

Increase (decrease) in net assets resulting from
contract transactions	109,902	(43,017)	(135,150)	(187,644)	(3,562,855)	(11,311,680)

Total decrease in net assets	0	0	0	0	(706,276)	(8,621,566)

NET ASSETS:
Beginning of period	0	0	0	0	706,276	9,327,842

End of period	$0	$0	$0	$0	$0	$706,276

CHANGES IN UNITS OUTSTANDING:
Units issued	3,926,873	7,631,070	1,285,085	1,007,074	19,211,303	25,558,147
Units redeemed	(3,926,873)	(7,631,070)	(1,285,085)	(1,007,074)	(19,247,002)	(26,121,796)

Net decrease	0	0	0	0	(35,699)	(563,649)

(1) For the period January 3, 2013 to November 19, 2013.
(2) For the period January 3, 2012 to December 4, 2012.
(3) For the period January 31, 2013 to November 4, 2013.
(4) For the period January 24, 2012 to December 4, 2012.
(5) For the period January 1, 2013 to December 5, 2013.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	PROFUND VP ULTRAMID-CAP		PROFUND VP ULTRANASDAQ-100		PROFUND VP ULTRASMALL-CAP
	2013	2012	2013	2012	2013	2012
	(1)		(1)		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(7,644)	$(5,528)	$(35,708)	$(25,217)	$(15,808)	$(10,405)
Net realized gain on investments	114,709	434,062	1,920,094	969,966	926,061	572,482
Change in net unrealized appreciation
on investments	(9)	(13)	(28,236)	28,227	(6)	5

Increase in net assets resulting
from operations	107,056	428,521	1,856,150	972,976	910,247	562,082

CONTRACT TRANSACTIONS:
Purchase payments received		(1)		(1)
Transfers for contract benefits and terminations	(39)	(1,418)	(104)	(1,662)	(150)
Net transfers	(107,026)	(428,224)	(2,562,331)	(5,596,404)	(910,106)	(1,228,434)
Contract maintenance charges

Decrease in net assets resulting from
contract transactions	(107,065)	(429,643)	(2,562,435)	(5,598,067)	(910,256)	(1,228,434)

Total decrease in net assets	(9)	(1,122)	(706,285)	(4,625,091)	(9)	(666,352)

NET ASSETS:
Beginning of period	9	1,131	706,285	5,331,376	9	666,361

End of period	$0	$9	$0	$706,285	$0	$9

CHANGES IN UNITS OUTSTANDING:
Units issued	2,961,088	5,265,836	43,791,556	52,665,810	3,283,588	5,019,425
Units redeemed	(2,961,088)	(5,265,944)	(43,933,896)	(53,941,271)	(3,283,588)	(5,052,079)

Net decrease	0	(108)	(142,340)	(1,275,461)	0	(32,654)

(1) For the period January 1, 2013 to December 5, 2013

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	PUTNAM VT AMERICAN GOVERNMENT INCOME FUND	PUTNAM VT CAPITAL OPPORTUNITIES FUND	PUTNAM VT INTERNATIONAL GROWTH FUND	PUTNAM VT VOYAGER FUND
	2013	2013	2013	2013	2012
	(1)	(2)	(3)		(4)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$322	$45	$368	$213	$(2)
Net realized gain (loss) on investments	(1)	929	(420)	3,118	—
Change in net unrealized appreciation (depreciation)
on investments	(660)	13,544	2,352	55,284	146

Increase (decrease) in net assets resulting
from operations	(339)	14,518	2,300	58,615	144

CONTRACT TRANSACTIONS:
Purchase payments received		24,419		80,361	1
Transfers for contract benefits and terminations				(4,263)	(120)
Net transfers	29,269	53,267	35,474	1,369,489	12,527
Contract maintenance charges

Increase in net assets resulting from
contract transactions	29,269	77,686	35,474	1,445,587	12,408

Total increase in net assets	28,930	92,204	37,774	1,504,202	12,552

NET ASSETS:
Beginning of period	0	0	0	12,552	0

End of period	$28,930	$92,204	$37,774	$1,516,754	$12,552

CHANGES IN UNITS OUTSTANDING:
Units issued	2,866	6,923	7,552	100,128	1,163
Units redeemed	—	(716)	(4,955)	(4,168)	(11)

Net increase	2,866	6,207	2,597	95,960	1,152

(1) For the period January 22, 2013 to December 31, 2013
(2) For the period January 4, 2013 to December 31, 2013
(3) For the period February 27, 2013 to December 31, 2013
(4) For the period December 12, 2012 to December 31, 2012

The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	T. ROWE PRICE VIP HEALTH SCIENCES PORTFOLIO		UNIVERSAL INSTITUTIONAL FUND MID CAP GROWTH PORTFOLIO	VAN ECK VIP EMERGING MARKETS FUND
	2013	2012	2013	2013	2012
		(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(410)	$(3)	$(1)	$1,820	$(5,361)
Net realized gain (loss) on investments	56,104	237		1,268	(10,689)
Change in net unrealized appreciation (depreciation)
on investments	(4,320)	28	953	27,336	102,316

Increase in net assets resulting
from operations	51,374	262	952	30,424	86,266

CONTRACT TRANSACTIONS:
Purchase payments received	4,995	1			(2)
Transfers for contract benefits and terminations	(95,354)			(65,653)	(54,359)
Net transfers	2,362,445	12,857	150,000	(119,719)	89,770
Contract maintenance charges				(50)	(48)

Increase (decrease) in net assets resulting from
contract transactions	2,272,086	12,858	150,000	(185,422)	35,361

Total increase (decrease) in net assets	2,323,460	13,120	150,952	(154,998)	121,627

NET ASSETS:
Beginning of period	13,120	0	0	439,062	317,435

End of period	$2,336,580	$13,120	$150,952	$284,064	$439,062

CHANGES IN UNITS OUTSTANDING:
Units issued	133,037	1,043	10,280	3,710	3,360
Units redeemed	(10,386)			(10,012)	(2,225)

Net increase (decrease)	122,651	1,043	10,280	(6,302)	1,135

(1) For the period November 28, 2012 to December 31, 2012.
(2) For the period December 31, 2013 to December 31, 2013.

The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS I		VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S		VAN ECK VIP MULTI MANAGER ALTERNATIVES FUND
	2013	2012	2013	2012	2013	2012
				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,583)	$(3,567)	$4	$(4)	$(8)	$(54)
Net realized gain (loss) on investments	(3,759)	24,739	247		3	38
Change in net unrealized appreciation (depreciation)
on investments	28,735	(6,283)	1,318	206	27	46

Increase in net assets resulting
from operations	23,393	14,889	1,569	202	22	30

CONTRACT TRANSACTIONS:
Purchase payments received	50	300	2,617	1		(2)
Transfers for contract benefits and terminations	(54,299)	(53,260)	(5,304)			(1,323)
Net transfers	(57,897)	(222,450)	10,453	9,361		(5)
Contract maintenance charges	(9)	(17)

Increase (decrease) in net assets resulting from
contract transactions	(112,155)	(275,427)	7,766	9,362		(1,330)

Total increase (decrease) in net assets	(88,762)	(260,538)	9,335	9,564	22	(1,300)

NET ASSETS:
Beginning of period	284,881	545,419	9,564	0	592	1,892

End of period	$196,119	$284,881	$18,899	$9,564	$614	$592

CHANGES IN UNITS OUTSTANDING:
Units issued	1,823	407	2,293	969		1,696
Units redeemed	(4,004)	(6,046)	(1,519)			(1,824)

Net increase (decrease)	(2,181)	(5,639)	774	969	0	(128)

(1) For the period October 31, 2012 to December 31, 2012.

The accompanying notes are an integral part of these financial statements.						(Concluded)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2013

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
The Variable Annuity-2 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. The Series was established to receive and invest premium payments under individual variable annuity policies issued by the Company. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund. There are currently no participants receiving an annuity payout.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.
The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
Security Valuation
Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.
The Series Account classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:
Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.
Level 2 – Valuations based on either directly or indirectly observable inputs other than quoted prices included in Level 1. These may include quoted prices for similar assets in active markets.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2013, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs. The Series Account recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred.  There were no transfers between Levels 1 and 2 during the year.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Purchase Payments Received

Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

2.	PURCHASES AND SALES OF INVESTMENTS
The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

Investment Division	Purchases	Sales
Alger Capital Appreciation Portfolio	$242,579	$391,175
Alger Large Cap Growth Portfolio	36,663	362,738
Alger Mid Cap Growth Portfolio	147,433	356,110
Alger Small Cap Growth Portfolio	1,451,809	89,157
American Century Investments VP Inflation Protection Fund	56,151	21,855
American Century Investments VP Mid Cap Value Fund	346,007	3,910
Columbia Variable Portfolio - Select Smaller-Cap Value Fund	90,593	258,887
Columbia Variable Portfolio - Seligman Global Technology Fund Class 1	90,330	633,733
Columbia Variable Portfolio - Seligman Global Technology Fund Class 2	194	1,690
Columbia Variable Portfolio - Small Cap Value Fund	57,765	55,628

Investment Division	Purchases	Sales
Delaware VIP Emerging Markets Series	$356,971	$142,273
Delaware VIP REIT Series	155,965	31,125
Delaware VIP Small Cap Value Series	221,936	85,067
Dreyfus IP Technology Growth Portfolio	63,368	16
Dreyfus Socially Responsible Growth Fund, Inc.	5,061	52,868
Dreyfus VIF Appreciation Portfolio - Initial Shares	8,175	54,302
Dreyfus VIF Appreciation Portfolio - Service Shares	180,359	55,325
Dreyfus VIF Growth and Income Portfolio	25,887	99,800
Dreyfus VIF International Value Portfolio	58,284	1,096
DWS Capital Growth VIP	314,854	283,138
DWS Global Small Cap Growth VIP	27,874	2,819
DWS Large Cap Value VIP	225,832	79,575
DWS Small Mid Cap Value VIP	96,803	11,842
Fidelity VIP Asset Manager Portfolio	32,277	315,545
Fidelity VIP Contrafund Portfolio	26,005	194,338
Fidelity VIP Growth Opportunities Portfolio	159,127	19,298
Fidelity VIP Growth Portfolio	28,473	547,728
Fidelity VIP High Income Portfolio	44,487	112,266
Fidelity VIP Index 500 Portfolio	112,480	301,379
Fidelity VIP Investment Grade Bond Portfolio	27,112	158,444
Fidelity VIP Money Market Portfolio	432,998	746,731
Fidelity VIP Overseas Portfolio	7,752	61,903
Goldman Sachs VIT Large Cap Value Fund	149,411	124,876
Goldman Sachs VIT Strategic Growth Fund	34,122	15,301
Goldman Sachs VIT Structured U.S. Equity Fund	21,633	8,057
Great-West Aggressive Profile I Fund	349,800	87,041
Great-West Ariel MidCap Value Fund	1,008,432	192,332
Great-West Bond Index Fund	575,647	1,181
Great-West Conservative Profile I Fund	745,216	89,330
Great-West Federated Bond Fund	2,210	—
Great-West International Index Fund	214,014	30,094
Great-West Lifetime 2015 Fund II	52,244	62
Great-West Lifetime 2025 Fund II	612,719	177,189
Great-West Lifetime 2035 Fund II	158,002	11,449
Great-West Lifetime 2045 Fund II	74,785	50,265
Great-West Lifetime 2055 Fund II	107,460	112,529
Great-West Loomis Sayles Bond Fund	521,583	15,447
Great-West Loomis Sayles Small-Cap Value Fund	471,507	45,557
Great-West MFS International Growth Fund	112,579	79,996
Great-West MFS International Value Fund	118,516	61,948
Great-West Moderate Profile I Fund	2,252,581	158,726

Investment Division	Purchases	Sales
Great-West Moderately Aggressive Profile I Fund	$2,569,446	$194,051
Great-West Moderately Conservative Profile I Fund	329,883	49,047
Great-West Money Market Fund	38,473,972	31,308,972
Great-West Putnam High Yield Bond Fund	284,836	11,313
Great-West S&P 500® Index Fund	2,159,571	345,130
Great-West S&P Midcap 400® Index Fund	647,800	90,698
Great-West S&P Smallcap 600® Index Fund	2,371,960	167,350
Great-West SecureFoundation Balanced Fund	21,447	121
Great-West Short Duration Bond Fund	1,195,523	489,062
Great-West Stock Index Fund	590,522	63,473
Great-West T. Rowe Price MidCap Growth Fund	752,878	38,026
Great-West Templeton Global Bond Fund	84,954	3,796
Great-West U.S. Government Mortgage Securities Fund	10,417	3
Invesco V.I. Core Equity Fund	6,005	1,637
Invesco V.I. Global Real Estate Fund	161,531	42,631
Invesco V.I. International Growth Fund	531,817	150,626
Invesco V.I. Small Cap Equity Fund	491,130	12,157
Invesco Van Kampen V.I. Growth & Income Fund	403,830	14,650
Janus Aspen Balanced Portfolio	50,251	480,717
Janus Aspen Flexible Bond Portfolio	257,311	26,418
Janus Aspen Overseas Portfolio Institutional Shares	22,552	63,622
Janus Aspen Overseas Portfolio Service Shares	133,192	35,963
Janus Aspen Perkins Mid Cap Value Portolio	148,310	11,665
Lazard Retirement US Small-Mid Cap Equity Portfolio	3,487	3
Neuberger Berman AMT Socially Responsive Portfolio	1,467,315	3,543
NVIT Developing Markets Fund	6,509	209,802
Pimco VIT Commodity RealReturn Strategy Portfolio	59,296	155
Pimco VIT Low Duration Portfolio	147,665	151
Pimco VIT Real Return Portfolio	13,054	42
Pimco VIT Total Return Portfolio	1,118,550	303,212
Profund VP Bear	50,275,959	50,013,728
Profund VP Money Market	956,882,414	1,026,108,251
Profund VP Real Estate	35,888,141	35,707,588
Profund VP Short NASDAQ-100	29,513,961	29,398,770
Profund VP Short Small-Cap	19,367,693	19,260,256
Profund VP U.S. Government Plus	70,925,077	70,482,928
Profund VP UltraBull	490,711,665	494,339,233
Profund VP UltraMid-Cap	54,164,871	54,279,928
Profund VP UltraNASDAQ-100	270,987,079	273,585,701
Profund VP UltraSmall-Cap	116,107,028	117,033,470
Putnam VT American Government Income Fund	29,650	58

Investment Division	Purchases	Sales
Putnam VT Capital Opportunities Fund	$87,784	$10,049
Putnam VT International Growth Fund	97,436	61,593
Putnam VT Voyager Fund	1,500,011	54,176
T. Rowe Price VIP Health Sciences Portfolio	2,475,283	155,829
Universal Institutional Fund Mid Cap Growth Portfolio	150,000	—
Van Eck VIP Emerging Markets Fund	121,711	305,342
Van Eck VIP Global Hard Assets Fund Class I	95,384	203,341
Van Eck Vip Global Hard Assets Fund Class S	23,209	15,247
Van Eck VIP MultiManager Alternatives Fund	3	9

3.	EXPENSES AND RELATED PARTY TRANSACTIONS
Contract Maintenance Charges
The Company deducts from each participant account in the Varifund contract, an annual maintenance charge of $30 on accounts under $75,000, which is made directly to contract owner accounts through the redemption of units, for each contract. The maintenance charge, which is recorded as Contract maintenance changes in the accompanying Statement of Changes in Net Assets of the applicable Investment Divisions, is waived on certain contracts.
Deductions for Premium Taxes
The Company may deduct from each contribution any applicable premium tax, which currently range from 0% to 3.5%. This charge is netted with Purchase payments received on the Statement of Changes in Net Assets of the applicable Investment Divisions.
Charges Incurred for Surrenders
The Company deducts from each participant’s account in the Varifund contract, a maximum fee of 6%, in the Varifund Plus contract, a maximum fee of 8% and in the Smart Track II contract, a maximum fee of 7% of an amount withdrawn that is deemed to be premium in excess of the free withdrawal amount. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.
Transfer Fees
The Company charges $25 in the Varifund and Varifund Plus contracts for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This change is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.
Deductions for Assumption of Mortality and Expense Risks
The Company assumes mortality and expense risks related to the operations of the Series Account and deducts a daily charge from the unit value of each Investment Division of the Varifund contracts equal to an effective annual rate of 1.25% to 1.40%, depending on the contract; a daily charge from the unit value of each Investment Division of the Smart Track contract equal to an effective annual rate of 0.25% to 0.45% and a daily charge from the unit value of each Investment Division of the Smart Track II contract equal to an effective annual rate of 1.00% to 1.20% depending on the death benefit option chosen. In addition, an effective annual rate of 0.15% of each Investment Division is deducted as daily administration for certain contracts. These charges are recorded as Mortality and expense risk and Administrative charges on the Statement of Operations of the applicable Investment Divisions.
Related Party Transactions
Great-West Funds, Inc., funds of which are underlying certain Investment Divisions, is a registered investment company affiliated with the Company. Great-West Capital Management, LLC (GWCM), a wholly owned subsidiary of the Company, serves as investment adviser to Great-West Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Great-West Funds, Inc. to compensate GWCM for investment advisory services.

4.	FINANCIAL HIGHLIGHTS
For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented. The unit values in the Financial Highlights are calculated based on the net assets and accumulation units outstanding as of December 31 of each year presented and may differ from the unit value reflected on the Statement of Assets and Liabilities due to rounding.
The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. As the total returns for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
ALGER CAPITAL APPRECIATION PORTFOLIO
2013	27	84.34	to	86.77	2,262	0.35%	1.25%	to	1.40%	33.32%	to	33.51%
2012	32	63.26	to	64.99	2,012	10.20%	1.25%	to	1.40%	16.65%	to	16.83%
2011	36	54.23	to	55.63	1,966	0.11%	1.25%	to	1.40%	(1.69)%	to	(1.54)%
2010	40	53.91	to	56.50	2,206	0.40%	1.25%	to	1.55%	12.27%	to	12.62%
2009	48	48.02	to	50.17	2,336	0.00%	1.25%	to	1.55%	48.76%	to	49.23%
ALGER LARGE CAP GROWTH PORTFOLIO
2013	16	89.70	to	96.60	1,458	0.77%	1.25%	to	1.55%	33.01%	to	33.41%
2012	20	67.44	to	72.41	1,387	1.16%	1.25%	to	1.55%	8.16%	to	8.50%
2011	22	62.35	to	66.74	1,420	1.00%	1.25%	to	1.55%	(1.87)%	to	(1.58)%
2010	23	63.54	to	67.81	1,522	0.74%	1.25%	to	1.55%	11.65%	to	11.97%
2009	26	56.91	to	60.56	1,506	0.66%	1.25%	to	1.55%	45.29%	to	45.75%
ALGER MID CAP GROWTH PORTFOLIO
2013	42	68.21	to	70.36	2,865	0.33%	1.25%	to	1.40%	33.96%	to	34.15%
2012	45	50.92	to	52.45	2,297	0.00%	1.25%	to	1.40%	14.58%	to	14.77%
2011	52	44.44	to	45.70	2,323	0.33%	1.25%	to	1.40%	(9.55)%	to	(9.42)%
2010	60	47.86	to	50.45	2,951	0.00%	1.25%	to	1.55%	17.53%	to	17.90%
2009	68	40.72	to	42.79	2,838	0.00%	1.25%	to	1.55%	49.38%	to	49.82%
ALGER SMALL CAP GROWTH PORTFOLIO
2013	89	87.64	to	14.93	1,569	0.00%	0.25%	to	1.40%	32.41%	to	33.90%
2012	4	66.19	to	68.64	258	0.00%	1.25%	to	1.40%	10.93%	to	11.09%
2011	4	59.67	to	61.79	220	0.00%	1.25%	to	1.40%	(4.53)%	to	(4.38)%
2010	5	60.37	to	64.62	313	0.00%	1.25%	to	1.55%	23.38%	to	23.75%
2009	6	48.93	to	52.22	326	0.00%	1.25%	to	1.55%	43.28%	to	43.70%
												(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND
(Effective date 01/09/2012)
2013	6	9.67	to	9.71	54	1.97%	0.25%	to	0.45%	(8.95)%	to	(8.74)%
2012	2	10.62	to	10.64	26	0.69%	0.25%	to	0.45%	6.20%	to	6.40%
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
(Effective date 01/09/2012)
2013	26	14.74	to	14.79	379	1.17%	0.25%	to	0.45%	29.41%	to	29.51%
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND
(Effective date 03/11/2011)
2013	63	14.70	to	14.76	931	0.00%	1.25%	to	1.40%	46.12%	to	46.28%
2012	75	10.06	to	10.09	759	0.00%	1.25%	to	1.40%	16.03%	to	16.24%
2011	80	8.67	to	8.68	694	0.00%	1.25%	to	1.40%	(13.30)%	to	(13.20)%
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND CLASS 1
(Effective date 03/11/2011)
2013	319	12.12	to	12.17	3,872	0.00%	1.25%	to	1.40%	24.05%	to	24.18%
2012	368	9.77	to	9.80	3,598	0.00%	1.25%	to	1.40%	5.74%	to	5.95%
2011	414	9.24	to	9.25	3,823	0.00%	1.25%	to	1.40%	(7.60)%	to	(7.50)%
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND CLASS 2
2013	1	26.63	to	26.63	23	0.00%	1.40%	to	1.40%	23.75%	to	23.75%
2012	1	21.52	to	21.52	20	0.00%	1.40%	to	1.40%	5.54%	to	5.54%
2011	1	20.39	to	20.75	29	0.00%	1.25%	to	1.40%	(7.36)%	to	(7.24)%
2010	2	21.65	to	22.37	34	0.00%	1.25%	to	1.55%	13.35%	to	13.67%
2009	1	19.10	to	19.68	11	0.00%	1.25%	to	1.55%	59.57%	to	60.13%
												(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
	Units					Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)		Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
			(a)		(b)						(a)		(b)
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
(Effective date 01/09/2012)
2013	0	*	14.58	to	14.58	2	5.16%	0.25%	to	0.25%	33.76%	to	33.76%
DELAWARE VIP EMERGING MARKETS SERIES
(Effective date 01/09/2012)
2013	19		12.22	to	12.27	236	0.72%	0.25%	to	0.45%	9.30%	to	9.55%
2012	0	*	11.18	to	11.18	5	0.00%	0.45%	to	0.45%	11.80%	to	11.80%
DELAWARE VIP REIT SERIES
(Effective date 01/09/2012)
2013	12		11.85	to	11.89	143	0.68%	0.25%	to	0.45%	1.46%	to	1.62%
2012	2		11.68	to	11.70	22	0.00%	0.25%	to	0.45%	16.80%	to	17.00%
DELAWARE VIP SMALL CAP VALUE SERIES
(Effective date 01/09/2012)
2013	11		14.68	to	14.74	163	0.39%	0.25%	to	0.45%	32.49%	to	32.79%
2012	1		11.10	to	11.10	7	0.00%	0.25%	to	0.25%	11.00%	to	11.00%
DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO
(Effective date 01/09/2012)
2013	5		14.90	to	14.90	68	0.00%	0.25%	to	0.25%	32.21%	to	32.21%
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC
2013	9		44.20	to	45.57	419	1.28%	1.25%	to	1.40%	32.49%	to	32.70%
2012	11		33.36	to	34.34	356	0.78%	1.25%	to	1.40%	10.39%	to	10.56%
2011	11		30.22	to	31.06	338	0.92%	1.25%	to	1.40%	(0.49)%	to	(0.35)%
2010	13		28.34	to	31.17	384	0.86%	1.25%	to	1.55%	13.04%	to	13.39%
2009	14		25.07	to	27.49	377	0.95%	1.25%	to	1.55%	31.67%	to	32.10%
													(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
DREYFUS VIF APPRECIATION PORTFOLIO INITIAL SHARES
2013	7	57.85	to	59.86	380	1.94%	1.25%	to	1.40%	19.43%	to	19.60%
2012	7	48.44	to	50.05	362	3.64%	1.25%	to	1.40%	8.88%	to	9.07%
2011	8	44.49	to	44.49	346	1.87%	1.40%	to	1.40%	7.52%	to	7.52%
2010	10	40.28	to	42.63	409	2.25%	1.25%	to	1.55%	13.56%	to	13.89%
2009	12	35.47	to	37.43	434	2.74%	1.25%	to	1.55%	20.65%	to	21.02%
DREYFUS VIF APPRECIATION PORTFOLIO SERVICE SHARES
(Effective date 01/09/2012)
2013	12	13.09	to	13.14	153	1.71%	0.25%	to	0.45%	20.31%	to	20.44%
2012	1	10.91	to	10.91	13	0.52%	0.25%	to	0.25%	9.10%	to	9.10%
DREYFUS VIF GROWTH AND INCOME PORTFOLIO
2013	9	45.60	to	46.98	431	0.90%	1.25%	to	1.40%	34.87%	to	35.08%
2012	11	33.81	to	34.78	378	1.44%	1.25%	to	1.40%	16.43%	to	16.63%
2011	12	29.04	to	29.82	340	1.25%	1.25%	to	1.40%	(4.13)%	to	(3.99)%
2010	13	28.14	to	31.06	382	1.18%	1.25%	to	1.55%	16.81%	to	17.12%
2009	15	24.09	to	26.52	387	1.32%	1.25%	to	1.55%	26.79%	to	27.19%
DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO
(Effective date 01/09/2012)
2013	5	13.67	to	13.73	63	1.14%	0.25%	to	0.45%	22.16%	to	22.48%
DWS CAPITAL GROWTH VIP
(Effective date 01/09/2012)
2013	4	15.06	to	15.12	59	0.30%	0.25%	to	0.45%	33.63%	to	33.81%
2012	1	11.30	to	11.30	12	0.00%	0.25%	to	0.25%	13.00%	to	13.00%
DWS GLOBAL SMALL CAP GROWTH VIP
(Effective date 01/09/2012)
2013	2	15.20	to	15.20	27	0.40%	0.25%	to	0.25%	35.35%	to	35.35%
												(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
	Units					Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)		Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
			(a)		(b)						(a)		(b)
DWS LARGE CAP VALUE VIP
(Effective date 01/09/2012)
2013	13		14.03	to	14.03	178	0.45%	0.25%	to	0.25%	30.15%	to	30.15%
2012	1		10.78	to	10.78	13	0.00%	0.25%	to	0.25%	7.80%	to	7.80%
DWS SMALL MID CAP VALUE VIP
(Effective date 01/09/2012)
2013	7		14.73	to	14.79	9.9	0.20%	0.25%	to	0.45%	34.03%	to	34.33%
2012	0	*	10.99	to	10.99	3	0.00%	0.45%	to	0.45%	9.90%	to	9.9%
FIDELITY VIP ASSET MANAGER PORTFOLIO
2013	36		44.37	to	46.03	1,637	1.53%	1.25%	to	1.40%	14.09%	to	14.28%
2012	43		38.89	to	40.28	1,710	1.52%	1.25%	to	1.40%	10.92%	to	11.09%
2011	48		35.06	to	36.26	1,687	1.89%	1.25%	to	1.40%	(3.92)%	to	(3.77)%
2010	52		34.91	to	37.68	1,934	1.67%	1.25%	to	1.55%	12.50%	to	12.85%
2009	62		31.03	to	33.39	2,022	2.34%	1.25%	to	1.55%	27.12%	to	27.49%
FIDELITY VIP CONTRAFUND PORTFOLIO
2013	25		59.97	to	61.70	1,529	1.05%	1.25%	to	1.40%	29.47%	to	29.65%
2012	28		46.32	to	47.59	1,326	1.34%	1.25%	to	1.40%	14.80%	to	14.98%
2011	31		40.35	to	41.39	1,252	0.94%	1.25%	to	1.40%	(3.88)%	to	(3.74)%
2010	36		40.95	to	43.00	1,542	1.13%	1.25%	to	1.55%	15.42%	to	15.78%
2009	49		35.48	to	37.14	1,788	1.39%	1.25%	to	1.55%	33.63%	to	34.03%
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO
2013	11		30.32	to	31.20	325	0.41%	1.25%	to	1.40%	35.96%	to	36.19%
2012	5		22.30	to	22.91	121	0.60%	1.25%	to	1.40%	17.93%	to	18.15%
2011	2		18.91	to	19.39	36	0.15%	1.25%	to	1.40%	0.91%	to	0.99%
2010	3		18.34	to	19.20	61	0.20%	1.25%	to	1.55%	21.86%	to	22.22%
2009	6		15.05	to	15.71	96	0.49%	1.25%	to	1.55%	43.61%	to	44.00%
													(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
FIDELITY VIP GROWTH PORTFOLIO
2013	27	88.60	to	92.31	2,389	0.27%	1.25%	to	1.40%	34.45%	to	34.64%
2012	33	65.90	to	68.56	2,220	0.59%	1.25%	to	1.40%	13.07%	to	13.27%
2011	37	58.28	to	60.53	2,155	0.37%	1.25%	to	1.40%	(1.19)%	to	(1.05)%
2010	39	56.55	to	61.17	2,321	0.27%	1.25%	to	1.55%	22.27%	to	22.63%
2009	44	46.25	to	49.88	2,144	0.43%	1.25%	to	1.55%	26.30%	to	26.70%
FIDELITY VIP HIGH INCOME PORTFOLIO
2013	15	48.53	to	55.18	770	5.76%	1.25%	to	1.55%	4.32%	to	4.63%
2012	17	46.52	to	52.74	837	5.70%	1.25%	to	1.55%	12.45%	to	12.81%
2011	18	41.37	to	46.75	788	6.75%	1.25%	to	1.55%	2.45%	to	2.75%
2010	19	40.38	to	45.50	824	7.33%	1.25%	to	1.55%	12.07%	to	12.40%
2009	22	36.03	to	40.48	845	8.02%	1.25%	to	1.55%	41.74%	to	42.18%
FIDELITY VIP INDEX 500 PORTFOLIO
2013	6	225.01	to	252.38	1,379	1.80%	1.25%	to	1.55%	30.21%	to	30.60%
2012	7	172.80	to	193.24	1,237	2.03%	1.25%	to	1.55%	14.13%	to	14.47%
2011	8	151.41	to	168.81	1,233	1.81%	1.25%	to	1.55%	0.47%	to	0.78%
2010	9	150.70	to	167.51	1,510	1.86%	1.25%	to	1.55%	13.26%	to	13.60%
2009	11	133.06	to	147.46	1,559	2.49%	1.25%	to	1.55%	24.66%	to	25.03%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO
2013	19	30.37	to	31.28	578	2.20%	1.25%	to	1.40%	(3.16)%	to	(3.01)%
2012	24	31.36	to	32.25	742	2.28%	1.25%	to	1.40%	4.43%	to	4.57%
2011	26	30.03	to	30.84	779	3.19%	1.25%	to	1.40%	5.85%	to	6.02%
2010	29	30.84	to	29.09	828	3.36%	1.25%	to	1.55%	6.13%	to	6.44%
2009	35	29.06	to	27.33	938	8.75%	1.25%	to	1.55%	13.96%	to	14.30%

												(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
FIDELITY VIP MONEY MARKET PORTFOLIO
2013	50	15.20	to	15.61	761	0.03%	1.25%	to	1.40%	(1.36)%	to	(1.20)%
2012	69	15.41	to	15.80	1,074	0.14%	1.25%	to	1.40%	(1.22)%	to	(1.06)%
2011	103	15.60	to	15.97	1,621	0.11%	1.25%	to	1.40%	(1.33)%	to	(1.18)%
2010	103	13.74	to	16.16	1,629	0.18%	1.25%	to	1.55%	(1.29)%	to	(0.98)%
2009	149	13.92	to	16.32	2,379	0.75%	1.25%	to	1.55%	(0.85)%	to	(0.55)%
FIDELITY VIP OVERSEAS PORTFOLIO
2013	13	37.45	to	39.00	492	1.33%	1.25%	to	1.40%	28.61%	to	28.80%
2012	15	29.12	to	30.28	432	1.96%	1.25%	to	1.40%	19.05%	to	19.26%
2011	16	24.46	to	25.39	392	1.37%	1.25%	to	1.40%	(18.30)%	to	(18.20)%
2010	17	28.78	to	31.04	515	1.27%	1.25%	to	1.55%	11.38%	to	11.74%
2009	23	25.84	to	27.78	610	2.08%	1.25%	to	1.55%	24.59%	to	24.97%
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
2013	19	16.54	to	16.94	308	1.21%	1.25%	to	1.40%	31.37%	to	31.52%
2012	19	12.59	to	12.88	239	1.36%	1.25%	to	1.40%	17.44%	to	17.63%
2011	16	10.72	to	10.95	176	1.19%	1.25%	to	1.40%	(8.30)%	to	(8.14)%
2010	17	11.47	to	11.92	199	0.77%	1.25%	to	1.55%	9.45%	to	9.76%
2009	20	10.48	to	10.86	209	1.80%	1.25%	to	1.55%	16.57%	to	16.90%
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND
2013	8	16.88	to	17.28	135	0.45%	1.25%	to	1.40%	30.55%	to	30.81%
2012	7	12.93	to	12.93	91	0.89%	1.40%	to	1.40%	18.30%	to	18.30%
2011	7	10.93	to	10.93	73	0.42%	1.40%	to	1.40%	(4.04)%	to	(4.04)%
2010	8	11.17	to	11.60	95	0.40%	1.25%	to	1.55%	8.98%	to	9.33%
2009	11	10.25	to	10.61	118	0.47%	1.25%	to	1.55%	45.60%	to	45.94%

												(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31							For the year or period ended December 31
	Units					Net Assets		Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)		Unit Fair Value			(000s)		Income Ratio	lowest to highest			Total Return
			(a)		(b)							(a)		(b)
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
2013	3		17.62	to	18.06	61		1.43%	1.25%	to	1.40%	35.54%	to	35.89%
2012	3		13.00	to	13.29	34		1.56%	1.25%	to	1.40%	12.95%	to	13.01%
2011	7		11.51	to	11.76	78		2.07%	1.25%	to	1.40%	2.58%	to	2.71%
2010	5		11.01	to	11.45	51		1.30%	1.25%	to	1.55%	11.10%	to	11.49%
2009	6		9.91	to	10.27	58		2.02%	1.25%	to	1.55%	19.25%	to	19.70%
GREAT-WEST AGGRESSIVE PROFILE I FUND
(Effective date 01/09/2012)
2013	20		14.71	to	14.71	289		3.00%	0.25%	to	0.25%	28.47%	to	28.47%
2012	1		11.45	to	11.45	16		0.79%	0.25%	to	0.25%	14.50%	to	14.50%
GREAT-WEST ARIEL MIDCAP VALUE FUND
(Effective date 01/09/2012)
2013	48		16.99	to	17.05	824		7.80%	0.25%	to	0.45%	48.13%	to	48.39%
GREAT-WEST BOND INDEX FUND
(Effective date 01/09/2012)
2013	65		10.05	to	10.09	658		1.86%	0.25%	to	0.45%	(2.99)%	to	(2.79)%
2012	10		10.38	to	10.38	103		1.42%	0.25%	to	0.25%	3.80%	to	3.80%
GREAT-WEST CONSERVATIVE PROFILE I FUND
(Effective date 01/09/2012)
2013	56		11.55	to	11.60	653		3.93%	0.25%	to	0.45%	7.04%	to	7.31%
2012	0	*	10.81	to	10.81	0	*	0.00%	0.25%	to	0.25%	8.10%	to	8.10%
GREAT-WEST FEDERATED BOND FUND
(Effective date 01/09/2012)
2013	0	*	10.31	to	10.31	2		0.76%	0.25%	to	0.25%	(2.46)%	to	(2.46)%
GREAT-WEST INTERNATIONAL INDEX FUND
(Effective date 01/09/2012)
2013	14		14.20	to	14.20	199		3.82%	0.25%	to	0.25%	20.85%	to	20.85%
														(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
GREAT-WEST LIFETIME 2015 FUND II
(Effective date 01/09/2012)
2013	4	12.04	to	12.04	53	1.98%	0.25%	to	0.25%	8.76%	to	8.76%
GREAT-WEST LIFETIME 2025 FUND II
(Effective date 01/09/2012)
2013	34	12.80	to	12.86	439	2.27%	0.25%	to	0.45%	13.98%	to	14.31%
GREAT-WEST LIFETIME 2035 FUND II
(Effective date 01/09/2012)
2013	11	13.69	to	13.75	149	2.59%	0.25%	to	0.45%	20.19%	to	20.40%
GREAT-WEST LIFETIME 2045 FUND II
(Effective date 01/09/2012)
2013	2	14.01	to	14.01	26	2.29%	0.25%	to	0.25%	22.25%	to	22.25%
GREAT-WEST LOOMIS SAYLES BOND FUND
(Effective date 01/09/2012)
2013	43	12.29	to	12.34	529	5.40%	0.25%	to	0.45%	7.52%	to	7.77%
2012	2	11.43	to	11.45	21	0.81%	0.25%	to	0.45%	14.30%	to	14.50%
GREAT-WEST LOOMIS SAYLES SMALL-CAP VALUE FUND
(Effective date 01/09/2012)
2013	27	15.24	to	15.30	410	2.27%	0.25%	to	0.45%	34.27%	to	34.56%
GREAT-WEST MFS INTERNATIONAL GROWTH FUND
(Effective date 03/01/2013)
2013	2	14.36	to	14.36	36	1.30%	0.25%	to	0.25%	17.90%	to	17.90%
GREAT-WEST MFS INTERNATIONAL VALUE FUND
(Effective date 01/09/2012)
2013	4	13.33	to	13.38	57	5.48%	0.25%	to	0.45%	16.73%	to	16.96%
												(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
	Units					Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)		Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
			(a)		(b)						(a)		(b)
GREAT-WEST MODERATE PROFILE I FUND
(Effective date 01/09/2012)
2013	170		12.80	to	12.85	2,186	5.25%	0.25%	to	0.45%	15.63%	to	15.87%
2012	7		11.09	to	11.09	77	5.60%	0.25%	to	0.25%	10.90%	to	10.90%
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND
(Effective date 01/09/2012)
2013	182		13.43	to	13.48	2,455	2.26%	0.25%	to	0.45%	19.91%	to	20.14%
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND
(Effective date 01/09/2012)
2013	34		12.21	to	12.21	413	2.99%	0.25%	to	0.25%	11.51%	to	11.51%
2012	11		10.95	to	10.95	124	1.18%	0.25%	to	0.25%	9.50%	to	9.50%
GREAT-WEST MONEY MARKET FUND
(Effective date 01/09/2012)
2013	958		9.91	to	9.95	9,526	0.00%	0.25%	to	0.45%	(0.50)%	to	(0.30)%
2012	237		9.96	to	9.98	2,362	0.00%	0.25%	to	0.45%	(0.40)%	to	(0.20)%
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
(Effective date 01/09/2012)
2013	23		12.16	to	12.21	279	6.79%	0.25%	to	0.45%	7.14%	to	7.39%
2012	0	*	11.37	to	11.37	4	0.53%	0.25%	to	0.25%	13.70%	to	13.70%
GREAT-WEST S&P 500® INDEX FUND
(Effective date 01/09/2012)
2013	142		14.77	to	14.83	2,110	2.77%	0.25%	to	0.45%	31.06%	to	31.36%
2012	6		11.27	to	11.29	66	0.96%	0.25%	to	0.45%	12.70%	to	12.90%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31							For the year or period ended December 31
	Units					Net Assets		Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)		Unit Fair Value			(000s)		Income Ratio	lowest to highest			Total Return
			(a)		(b)							(a)		(b)
GREAT-WEST S&P MIDCAP 400® INDEX FUND
(Effective date 01/09/2012)
2013	42		15.12	to	15.18	633		2.36%	0.25%	to	0.45%	32.05%	to	32.35%
2012	1		11.47	to	11.47	16		1.01%	0.25%	to	0.25%	14.70%	to	14.70%
GREAT-WEST S&P SMALLCAP 600® INDEX FUND
(Effective date 01/09/2012)
2013	145		15.88	to	15.95	2,311		3.19%	0.25%	to	0.45%	39.91%	to	40.28%
2012	1		11.37	to	11.37	16		0.86%	0.25%	to	0.25%	13.70%	to	13.70%
GREAT-WEST SECUREFOUNDATION BALANCED FUND
(Effective date 01/09/2012)
2013	2		12.73	to	12.73	22		2.40%	0.25%	to	0.25%	15.52%	to	15.52%
2012	0	*	11.02	to	11.02	0	*	0.09%	0.25%	to	0.25%	10.20%	to	10.20%
GREAT-WEST SHORT DURATION BOND FUND
(Effective date 01/09/2012)
2013	74		10.56	to	10.56	776		2.00%	0.25%	to	0.25%	1.15%	to	1.15%
2012	7		10.44	to	10.44	74		2.02%	0.25%	to	0.25%	4.40%	to	4.40%
GREAT-WEST STOCK INDEX FUND
(Effective date 01/09/2012)
2013	39		14.80	to	14.86	581		2.18%	0.25%	to	0.45%	31.09%	to	31.39%
2012	1		11.31	to	11.31	12		1.51%	0.25%	to	0.25%	13.10%	to	13.10%
GREAT-WEST T. ROWE PRICE MIDCAP GROWTH FUND
(Effective date 01/09/2012)
2013	47		15.08	to	15.14	706		0.21%	0.25%	to	0.45%	35.73%	to	36.03%

														(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
GREAT-WEST TEMPLETON GLOBAL BOND FUND
(Effective date 01/09/2012)
2013	8	11.39	to	11.43	87	1.79%	0.25%	to	0.45%	0.09%	to	0.26%
2012	1	11.38	to	11.40	7	1.37%	0.25%	to	0.45%	13.80%	to	14.00%
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
(Effective date 01/09/2012)
2013	1	10.06	to	10.06	10	0.57%	0.25%	to	0.25%	(2.33)%	to	(2.33)%
INVESCO V.I. CORE EQUITY FUND
(Effective date 01/09/2012)
2013	3	14.22	to	14.22	39	1.31%	0.25%	to	0.25%	28.57%	to	28.57%
2012	2	11.06	to	11.06	27	0.00%	0.25%	to	0.25%	10.60%	to	10.60%
INVESCO V.I. GLOBAL REAL ESTATE FUND
(Effective date 01/09/2012)
2013	9	12.99	to	13.04	112	4.77%	0.25%	to	0.45%	1.96%	to	2.19%
INVESCO V.I. INTERNATIONAL GROWTH FUND
(Effective date 01/09/2012)
2013	31	13.44	to	13.49	419	2.00%	0.25%	to	0.45%	18.21%	to	18.44%
INVESCO V.I. SMALL CAP EQUITY FUND
(Effective date 01/09/2012)
2013	32	15.26	to	15.26	490	0.00%	0.25%	to	0.25%	36.74%	to	36.74%
INVESCO VAN KAMPEN V.I. GROWTH & INCOME FUND
(Effective date 01/09/2012)
2013	29	14.82	to	14.88	437	1.45%	0.25%	to	0.45%	33.15%	to	33.45%
2012	2	11.13	to	11.15	26	0.00%	0.25%	to	0.45%	11.30%	to	11.50%

												(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
JANUS ASPEN BALANCED PORTFOLIO
(Effective date 01/09/2012)
2013	7	13.38	to	13.38	95	1.90%	0.25%	to	0.25%	19.57%	to	19.57%
2012	46	11.19	to	11.19	512	1.66%	0.25%	to	0.25%	11.90%	to	11.90%

JANUS ASPEN FLEXIBLE BOND PORTFOLIO
2013	25	21.60	to	10.72	280	3.26%	0.25%	to	1.40%	(1.68)%	to	(0.56)%
2012	3	21.97	to	10.78	54	2.43%	0.25%	to	1.40%	6.55%	to	7.80%
2011	2	20.62	to	20.62	44	5.55%	1.40%	to	1.40%	4.94%	to	4.94%
2010	4	19.33	to	19.98	78	5.76%	1.25%	to	1.55%	6.09%	to	6.39%
2009	4	18.22	to	18.78	67	3.37%	1.25%	to	1.55%	11.23%	to	11.59%
JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
2013	13	24.10	to	24.70	307	3.08%	1.25%	to	1.40%	12.99%	to	13.15%
2012	15	21.33	to	21.83	317	0.70%	1.25%	to	1.40%	11.91%	to	12.06%
2011	16	19.06	to	19.48	311	0.49%	1.25%	to	1.40%	(33.12)%	to	(33.04)%
2010	24	27.89	to	29.09	697	0.71%	1.25%	to	1.55%	27.47%	to	27.87%
2009	24	21.88	to	22.75	553	0.56%	1.25%	to	1.55%	76.74%	to	77.32%
JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES
(Effective date 01/09/2012)
2013	8	12.72	to	12.72	104	2.19%	0.25%	to	0.25%	13.98%	to	13.98%
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO
(Effective date 01/09/2012)
2013	11	13.63	to	13.63	144	0.99%	0.25%	to	0.25%	25.51%	to	25.51%

												(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
LAZARD RETIREMENT US SMALL-MID CAP EQUITY PORTFOLIO
(Effective date 01/09/2012)
2013	0	14.51	to	14.51	3	0.00%	0.25%	to	0.25%	34.98%	to	34.98%
NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO
(Effective date 01/09/2012)
2013	101	14.91	to	14.97	1,505	0.38%	0.25%	to	0.45%	36.79%	to	37.09%
NVIT DEVELOPING MARKETS FUND
2013	17	23.23	to	23.86	400	0.93%	1.25%	to	1.40%	(1.36)%	to	(1.20)%
2012	26	23.55	to	24.15	610	0.10%	1.25%	to	1.40%	15.16%	to	15.33%
2011	29	20.45	to	20.94	595	0.28%	1.25%	to	1.40%	(23.47)%	to	(23.38)%
2010	33	26.04	to	27.33	887	0.00%	1.25%	to	1.55%	48.46%	to	49.18%
2009	40	17.54	to	18.32	712	1.15%	1.25%	to	1.55%	59.74%	to	60.14%
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
(Effective date 01/09/2012)
2013	6	8.69	to	8.73	52	1.39%	0.25%	to	0.45%	(15.14)%	to	(14.91)%
PIMCO VIT LOW DURATION PORTFOLIO
(Effective date 01/09/2012)
2013	14	10.42	to	10.46	147	0.88%	0.25%	to	0.45%	(0.67)%	to	(0.57)%
PIMCO VIT REAL RETURN PORTFOLIO
(Effective date 01/09/2012)
2013	1	9.70	to	9.70	12	1.66%	45.00%	to	0.45%	(9.77)%	to	(9.77)%

												(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
PIMCO VIT TOTAL RETURN PORTFOLIO
(Effective date 01/09/2012)
2013	78	10.59	to	10.63	831	2.24%	0.25%	to	0.45%	(2.49)%	to	(2.30)%
2012	4	10.86	to	10.88	40	0.25%	0.25%	to	0.45%	8.60%	to	8.80%
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND
(Effective date 01/09/2012)
2013	3	10.10	to	10.10	29	1.53%	0.25%	to	0.25%	(0.69)%	to	(0.69)%
PUTNAM VT CAPITAL OPPORTUNITIES FUND
(Effective date 01/09/2012)
2013	6	14.81	to	14.87	92	0.36%	0.25%	to	0.45%	33.54%	to	33.84%
PUTNAM VT INTERNATIONAL GROWTH FUND
(Effective date 01/09/2012)
2013	3	14.55	to	14.55	38	3.46%	0.25%	to	0.25%	22.06%	to	22.06%
PUTNAM VT VOYAGER FUND
(Effective date 01/09/2012)
2013	97	15.62	to	15.62	1,517	0.41%	0.25%	to	0.25%	43.43%	to	43.43%
2012	1	10.89	to	10.89	13	0.00%	0.25%	to	0.25%	8.90%	to	8.90%
T. ROWE PRICE VIP HEALTH SCIENCES PORTFOLIO
(Effective date 01/09/2012)
2013	124	18.89	to	18.89	2,337	0.00%	0.25%	to	0.25%	50.16%	to	50.16%
2012	1	12.58	to	12.58	13	0.00%	0.25%	to	0.25%	25.80%	to	25.80%
UNIVERSAL INSTITUTIONAL FUND MID CAP GROWTH PORTFOLIO
(Effective date 01/09/2012)
2013	10	14.68	to	14.68	151	0.00%	0.25%	to	0.25%	37.07%	to	37.07%

												(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
	Units					Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)		Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
			(a)		(b)						(a)		(b)
VAN ECK VIP EMERGING MARKETS FUND
2013	9		31.86	to	31.86	284	1.90%	1.40%	to	1.40%	10.43%	to	10.43%
2012	15		28.85	to	29.61	439	0.00%	1.25%	to	1.40%	27.99%	to	28.18%
2011	14		22.54	to	23.10	317	1.22%	1.25%	to	1.40%	(26.77)%	to	(26.64)%
2010	23		30.09	to	31.49	712	0.59%	1.25%	to	1.55%	24.91%	to	25.26%
2009	26		24.09	to	25.14	652	0.16%	1.25%	to	1.55%	109.84%	to	110.55%
VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS I
2013	4		52.36	to	54.31	196	0.78%	1.25%	to	1.40%	9.02%	to	9.17%
2012	6		48.03	to	49.75	285	0.54%	1.25%	to	1.40%	1.93%	to	2.09%
2011	12		47.12	to	48.73	545	1.33%	1.25%	to	1.40%	(17.61)%	to	(17.48)%
2010	16		55.39	to	59.05	910	0.35%	1.25%	to	1.55%	27.25%	to	27.62%
2009	16		43.53	to	46.27	709	0.30%	1.25%	to	1.55%	55.13%	to	55.58%
VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S
(Effective date 01/09/2012)
2013	2		10.82	to	10.87	19	0.32%	0.25%	to	0.45%	9.74%	to	10.02%
2012	1		9.86	to	9.88	10	0.00%	0.25%	to	0.45%	(1.40)%	to	(1.20)%
VAN ECK VIP MULTI MANAGER ALTERNATIVES FUND
2013	0	*	10.54	to	10.54	1	0.00%	1.40%	to	1.40%	3.64%	to	3.64%
2012	0	*	10.17	to	10.17	1	0.00%	1.40%	to	1.40%	(0.10)%	to	(0.10)%
2011	0	*	10.18	to	10.18	2	0.88%	1.40%	to	1.40%	(3.60)%	to	(3.60)%
2010	0	*	10.44	to	10.68	2	0.00%	1.25%	to	1.55%	3.37%	to	3.69%
2009	0	*	10.10	to	10.30	2	0.87%	1.25%	to	1.55%	12.10%	to	12.45%

* The Investment Division has units and/or assets that round to less than $1,000 or 1,000 units.
(a) The amounts in these columns are associated with the highest Expense Ratio.
(b) The amounts in these columns are associated with the lowest Expense Ratio.
(Concluded)

PART C
OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)
Financial Statements
The consolidated balance sheets of Great-West Life & Annuity Insurance Company (“GWL&A”) and subsidiaries as of December 31, 2013 and 2012, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2013, and the statements of assets and liabilities of each of the investment divisions which comprise the Registrant as of December 31, 2013, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods presented are filed herewith in the Statement of Additional Information.

(b)	Exhibits
(1)
Certified copy of resolution of Board of Directors of Depositor authorizing the establishment of Registrant (formerly Varifund Variable Annuity Account is incorporated by reference to Form N-4 Registration Statement filed October 1, 2009 (File No. 333-162272).

	(2)	Not applicable.

(3)
Form of Underwriting Agreement between Depositor and GWFS Equities, Inc. is incorporated by reference to Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926). Amendment to Underwriting Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed on March 1, 2013 (File No. 333-176926).

(4)(a)
Form of the variable annuity contract is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on March 26, 2012 (File No. 333-176926).

	(4)(b)	Form of Rider is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on March 26, 2012 (File No. 333-176926).

	(4)(c)	Form of Endorsement is incorporated by reference to initial Registration Statement on Form N-4 filed on September 20, 2011 (File No. 333-176926).

	(4)(d)	Form of Amendment is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on March 26, 2012 (File No. 333-176926).

	(5)	Form of applications is incorporated by reference to Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).

(6)(a)
Articles of Incorporation of Depositor are incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 filed on October 30, 1996 (File No. 811-07549).

(6)(b)
Bylaws of Depositor is incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 filed on October 30, 1996 (File No. 811-07549); Amended Bylaws of Depositor are incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement filed by FutureFunds Series Account on Form N-4 on April 24, 2006 (File No. 811-03972).

(7)	Not Applicable.

(8)(a)
Participation Agreement with Alger American Fund is incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed on October 30, 1996 (File No. 811-07549); amendments to Participation Agreement with Alger American Fund are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed on April 24, 2001 (File No. 333-52956), Post-Effective Amendment No. 8 to the Registration Statement filed by Variable Annuity-1 Series Account on April 12, 2002 (File No. 333-01153), Post-Effective Amendment No. 10 to the Registration Statement filed by Variable Annuity-1 Series Account on May 29, 2003 (File No. 333-52956), and to Registrant’s Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).

(8)(b)
Participation Agreement with American Century Variable Portfolios, Inc. (formerly TCI Portfolios Inc.) is incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed October 30, 1996 (File No. 811-07549); amendments to Participation Agreement with American Century Variable Portfolios are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 24, 2001 (File No. 333-52956), Post-Effective Amendment No. 8 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 12, 2002 (File No. 333-01153), Post-Effective Amendment No. 10 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed May 29, 2003 (File No. 333-52956), and Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (333-177070).

(8)(c)
Participation Agreement with Columbia Funds Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 16, 2010 (File No. 333-52956). Participation Agreement with Columbia Funds Variable Insurance Trust I is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 16, 2010 (File No. 333-52956). Amendment to Fund Participation Agreement with Columbia Funds Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (333-177070).

(8)(d)
Participation Agreement with Delaware Group Premium Fund (now known as Delaware VIP Trust) is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 24, 2001 (File No. 333-52956); Amendments to Participation Agreement with Delaware VIP Trust are incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed May 29, 2003 (File No. 333-52956); Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956); and Registrant’s Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).

(8)(e)
Participation Agreement with Dreyfus Variable Investment Fund, is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 18, 2003 (File No. 333-01153); Amendments to Participation Agreement with Dreyfus Corporation are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 24, 2001 (File No. 333-52956), and Post-Effective Amendment No. 10 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed May 29, 2003 (File No. 333-52956). Amendment to Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (333-177070).

(8)(f)
Form of Participation Agreement with DWS Variable Series (formerly Scudder Variable Series I), is incorporated by reference to Variable Annuity-1 Series’ Post-Effective Amendment No. 3 on Form N-4, filed on April 16, 2002 (File No. 333-52956); amendment to Participation Agreement with Scudder Variable Life Investment Fund is incorporated by reference to Variable Annuity-1 Series’ Pre-Effective Amendment No. 1 on Form N-4, filed on April 25, 2001 (File No. 333-52956). Form of amendment to Participation Agreement with DWS Variable Series I and DWS Variable Series II are incorporated by reference to Variable Annuity-1 Series’ Post-Effective Amendment No. 16, filed on April 28, 2005 (File No. 333-52956). Amendments to Participation Agreements with DWS Variable Series I and DWS Variable Series II are incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (333-177070).

(8)(g)
Form of Participation Agreement with AIM Variable Insurance Fund, now, Invesco Variable Insurance Fund, is incorporated by reference to Post Effective Amendment No. 19 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 filed on April 25, 2008 (File No. 333-52956).

(8)(h)
Form of Participation Agreement with Van Kampen Life Insurance Trust is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 filed on April 27, 2007 (File No. 333-52956).

(8)(i)
Participation Agreement with Janus Aspen Series is incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed October 30, 1996 (File No. 811-07549); amendments to Participation Agreement with Janus Aspen Series are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 24, 2001 (File No. 333-52956), Post-Effective Amendment No. 3 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 16, 2002 (File No. 333-52956) and Post-Effective Amendment No. 10 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed May 29, 2003 (File No. 333-52956), and to Registrant’s Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).

(8)(j)
Participation Agreement with Lazard Retirement Series is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 16, 2010 (File No. 333-52956). Amendment to Participation Agreement is incorporated by reference to Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).

(8)(k)
Form of Fund Participation Agreement between Registrant and Great-West Funds, Inc. (formerly Maxim Series Fund, Inc.) is incorporated by reference to Registrant’s Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).

(8)(l)
Form of Participation Agreement with Neuberger Berman Advisers Management Trust is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 filed on April 26, 2006 (File No. 333-52956). Amendment to Participation Agreement is incorporated by reference to Registrant’s Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).

(8)(m)
Participation Agreement with PIMCO Variable Insurance Trust; and amendments to Participation Agreements with PIMCO are incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed May 29, 2003 (File No. 333-52956); Form of amendment to Participation Agreements with PIMCO is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 filed on April 29, 2005 (File No. 333-52956). Amendment to Participation Agreement is incorporated by reference to Registrant’s Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).

(8)(n)
Form of Participation Agreement with Putnam Variable Trust and amendments thereto are incorporated by reference to Registrant’s Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).

(8)(o)
Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. and amendments thereto are incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (333-177070).

(8)(p)
Participation Agreement with The Universal Institutional Funds, Inc. and amendment thereto are incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (333-177070).

(8)(q)
Participation Agreement with Variable Annuity-1 Series Account and Van Eck Worldwide Insurance Trust is incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed October 30, 1996 (File No. 811-07549). Amendment to Participation Agreement between Variable Annuity-1 Series Account and Van Eck Worldwide Insurance Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 16, 2010 (File No. 333-52956). Amendment to Fund Participation Agreement with Van Eck VIP Trust (f/k/a Van Eck Worldwide Insurance Trust) is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (333-177070).

(8)(r)
Form of Rule 22c-2 Shareholder Information Agreement is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 filed on April 27, 2007 (File No. 333-52956).

(9)	Opinion of counsel and consent is incorporated by reference to Registrant’s Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).

(10)(a)	Written Consent of Carlton Fields Jorden Burt, P.A. is filed herewith.

(10)(b)	Written Consent of Deloitte & Touche LLP is filed herewith.

(11)	Not Applicable.

(12)	Not Applicable.

(13)
Powers of Attorney for Messrs. J. Balog, J. Bernbach, A. Desmarais, P. Desmarais, Jr., A. Louvel, J.E.A. Nickerson, R.J. Orr, M. Plessis-Bélair, H. Rousseau, R. Royer, P. Ryan, T. Ryan and B. Walsh are incorporated by reference to Registrant’s Registration Statement on Form N-4 filed on September 20, 2011 (File No. 333-176926). Powers of Attorney for Messrs. P. Mahon, G. Tretiak, J. Selitto, and R. McFeetors are filied herewith.

Item 25.	Directors and Officers of the Depositor

Name	Principal Business Address	Positions and Offices with Depositor

R.J. Orr	(4)	Chairman of the Board

J.L. Bernbach	32 East 57th Street, 10th Floor New York, NY 10022	Director

A. Desmarais	(4)	Director

P. Desmarais, Jr.	(4)	Director

M.T.G. Graye	(2)	Director, President and Chief Executive Officer

A. Louvel	930 Fifth Avenue, Apt. 17D New York, NY 10021	Director

P.A. Mahon	(1)	Director

R.L. McFeetors	(1)	Director

J.E.A. Nickerson	H.B. Nickerson & Sons Limited P.O. Box 130 North Sydney, Nova Scotia, Canada B2A 3M2	Director

M. Plessis-Bélair	(4)	Director

H.P. Rousseau	(4)	Director

R. Royer	(4)	Director

J. Selitto	437 West Chestnut Hill Avenue Philadelphia, PA 19118	Director

G. Tretiak	(4)	Director

B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director

S.M. Corbett	(2)	Executive Vice President and Chief Investment Officer

R.K. Shaw	(2)	Executive Vice President, Individual Markets

C.P. Nelson	(2)	President, Great-West Retirement Services

M.R. Edwards	(2)	Senior Vice President, FASCore Operations

E.P. Friesen	(2)	Senior Vice President, Investments

J.S. Greene	(2)	Senior Vice President and Chief Marketing Officer

W.S. Harmon	(2)	Senior Vice President, 401(k) Standard Markets

R.J. Laeyendecker	(2)	Senior Vice President, Executive Benefits Markets

D.G. McLeod	(2)	Senior Vice President, Product Management

S.A. Miller	(3)	Senior Vice President and Chief Information Officer

R.G. Schultz	(3)	Senior Vice President, General Counsel and Secretary

B. Schwartz	(2)	Senior Vice President, Commercial Mortgage Investments

C.S. Toucher	(2)	Senior Vice President and Chief Investment Officer, Segregated Funds

B.A. Byrne	(2)	Senior Vice President, Legal, Chief Compliance Officer and Secretary

(1) 100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2) 8515 East Orchard Road, Greenwood Village, Colorado 80111.
(3) 8525 East Orchard Road, Greenwood Village, Colorado 80111.
(4) Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

Item 26.     Persons controlled by or under common control with the Depositor or Registrant as of

12/31/2013

The Registrant is a separate account of Great-West Life & Annuity Insurance Company, a stock life insurance company incorporated under the laws of the State of Colorado (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set forth below.

(State/Country of Organization) - Nature of Business

Organizational Chart – December 31, 2013

I.    OWNERSHIP OF POWER CORPORATION OF CANADA

The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:

The Desmarais Family Residuary Trust
99.999% - Pansolo Holding Inc.
100% - 3876357 Canada Inc.
100% - 3439496 Canada Inc.
100% - Capucines Investments Corporation
32% - Nordex Inc. (68% also owned directly by the Desmarais Family Residuary Trust)
94.9% - Gelco Enterprises Ltd. (5.1% also owned directly by the Desmarais Family Residuary Trust)
53.60% - Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by the Desmarais Family Residuary Trust are as follows. There are issued and outstanding as of December 31, 2013 411,399,721 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 899,947,441.

Pansolo Holding Inc. owns directly 15,216,033 SVS and 367,692 PPS, entitling Pansolo Holding Inc. directly to an aggregate percentage of voting rights of 18,892,953 or 2.1 % of the total voting rights attached to the shares of PCC. Pansolo Holding Inc. wholly owns 3876357 Canada Inc., 3439496 Canada Inc. and Capucines Investments Corporation which respectively own 40,686,080 SVS, 3,236,279 SVS, 3,125,000 SVS of PCC, representing respectively 4.52%, 0.36%, 0.35 % of the aggregate voting rights of PCC.

Gelco Entreprises Ltd owns directly 48,235,700 PPS, representing 53.60% of the aggregate voting rights of PCC (PPS (10 votes) and SVS (1 vote)). Hence, the total voting rights of PCC under the direct and indirect control of the Desmarais Family Residuary Trust is approximately 61.10%; note that this is not the equity percentage.

The Desmarais Family Residuary Trust also owns 1,561,750 SVS of PCC.

II.	OWNERSHIP BY POWER CORPORATION OF CANADA
Power Corporation of Canada has a 10% or greater voting interest in the following entities:

A.    Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.78% - Power Financial Corporation
67.0% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. Inc.

                    100.0% - GWL&A Financial Inc.
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II
60.0% - Great-West Life & Annuity Insurance Capital, LLC
60.0% - Great-West Life & Annuity Insurance Capital, LLC II
100.0% - Great-West Life & Annuity Insurance Company
100.0% - Great-West Life & Annuity Insurance Company of New York
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Emjay Corporation
100.0% - FASCore, LLC
50.0% - Westkin Properties Ltd.
65.17% - Great-West Funds, Inc.
100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivables Company One LLC
100.0% - LR Company II, L.L.C.
100.0% - Singer Collateral Trust IV
             100.0% - Singer Collateral Trust V
B.    Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.78% - Power Financial Corporation
67.0% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100% - Great-West Lifeco U.S. Inc.
     100% - Putnam Investments, LLC
                     100.0% - Putnam Acquisition Financing Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam U.S. Holdings I, LLC
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company (NH)
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings Inc.
80.0% - PanAgora Asset Management, Inc.
100.0% -Putnam GP Inc.
99.0% - TH Lee Putnam Equity Managers LP (1% owned by Putnam GP Inc.)
100.0% - Putnam Investment Holdings, LLC
100.0% - Savings Investments, LLC

100.0% - Putnam Aviation Holdings, LLC
100.0% - Putnam Capital, LLC
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Investments Inc.
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty Limited
100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.
            100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited

C.    The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.78% - Power Financial Corporation
67.0% - Great-West Lifeco Inc.
100.0% - 2142540 Ontario Inc.
100.0% - Great-West Lifeco Finance (Delaware) LP
100.0% - Great-West Lifeco Finance (Delaware) LLC
100.0% - 2023308 Ontario Inc.
100.0% - Great-West Life & Annuity Insurance Capital, LP
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
40.0% - Great-West Life & Annuity Insurance Capital, LLC
100.0% - Great-West Life & Annuity Insurance Capital, LP II
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II
40.0% - Great-West Life & Annuity Insurance Capital, LLC II
100.0% - 2171866 Ontario Inc
100.0% - Great-West Lifeco Finance (Delaware) LP II
100.0% - Great-West Lifeco Finance (Delaware) LLC II
100.0% - 2023310 Ontario Inc.
100.0% - 2023311 Ontario Inc.
100.0% - 6109756 Canada Inc.
        100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
    100.0% - The Great-West Life Assurance Company
71.4% - GWL THL Private Equity I Inc. (28.6% owned by The Canada Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
100.0% - Great-West Investors GP Inc.
100.0% - Great-West Investors LP
100.0% - T.H. Lee Interests

100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - RA Real Estate Inc.
0.1% RMA Real Estate LP
100.0% - Vertica Resident Services Inc.
    100.0% - 2278372 Ontario Inc. (0.0001% interest in NF Real Estate Limited Partnership)
100.0% - GLC Asset Management Group Ltd.
    100.0% - 801611 Ontario Limited
100.0% - 118050 Canada Inc.
    100.0% - 1213763 Ontario Inc.
99.9% - Riverside II Limited Partnership
70.0% - Kings Cross Shopping Centre Ltd.
100.0% - 681348 Alberta Ltd.
100.0% - The Owner: Condominium Plan No 8510578
     50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
65.0% - The Walmer Road Limited Partnership
50.0% - Laurier House Apartments Limited
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.1% - Riverside II Limited Partnership
100.0% - High Park Bayview Inc.
75.0% - High Park Bayview Limited Partnership
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100.0% - 647679 B.C. Ltd.
70.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
70.0% - RMA Investment Company (Formerly TGS Investment Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
100.0% - RMA Property Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. (50%)]
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
100.0% - 1218023 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
70.0% - RMA Real Estate LP
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.

100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc.
70.0% - 0726861 B.C. Ltd.
70.0% - Trop Beau Developments Limited
70.0% - Kelowna Central Park Properties Ltd.
70.0% - Kelowna Central Park Phase II Properties Ltd.
40.0% - PVS Preferred Vision Services
12.5% - Vaudreuil Shopping Centres Limited
    70.0% - Saskatoon West Shopping Centres Limited
    12.5% - 2331777 Ontario Ltd.
    12.5% - 2344701 Ontario Ltd.
12.5% - 2356720 Ontario Ltd.
    12.5% - 0977221 B.C. Ltd.
100.0% - London Insurance Group Inc.
100.0% - Trivest Insurance Network Limited
100.0% - London Life Insurance Company
100.00% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
30.0% - Kings Cross Shopping Centre Ltd.
30.0% - 0726861 B.C. Ltd.
30.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
30.0% - RMA Investment Company (Formerly TGS Investment Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
100.0% - RMA Property Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931
Alberta Ltd. 50%)]
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
100.0% - 1218023 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
30.0% - RMA Real Estate LP
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
100.0% - 1319399 Ontario Inc.
100.0% - 3853071 Canada Limited
50.0% - Laurier House Apartments Limited
30.0% - Kelowna Central Park Properties Ltd.
30.0% - Kelowna Central Park Phase II Properties Ltd.

30.0% - Trop Beau Developments Limited
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
            100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
35.0% - The Walmer Road Limited Partnership
100.0% - 177545 Canada Limited
100.0% - Lonlife Financial Services Limited
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
     25.0% - High Park Bayview Limited Partnership
30.0% - KS Village (Millstream) Inc.
100.0% - London Life Financial Corporation
89.4% - London Reinsurance Group, Inc. (10.6% owned by London Life Insurance Company)
100.0% - London Life & General Reinsurance Co. Ltd. (1 share held by London Life & Casualty Reinsurance Corporation and 20,099,999 shares held by London Reinsurance Group Inc.)
100.0% - London Life & Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company
75.0% - Vaudreuil Shopping Centres Limited
30.0% - Saskatoon West Shopping Centres Limited
75.0% - 2331777 Ontario Ltd.
75.0% - 2344701 Ontario Ltd.
75.0% - 2356720 Ontario Ltd.
75.0% - 0977221 B.C. Ltd.
100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company
100.0% - Canada Life Brasil LTDA
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings, Limited
100.0% - Canada Life International Services Limited
100.0% - Canada Life International, Limited
100.0% - CLI Institutional Limited
100.0% - Canada Life Irish Holding Company, Limited
100.0% - Setanta Asset Management Limited
50.0% - Setanta Asset Management Funds Public Limited Company
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
78.67% - Canada Life Assurance Europe Limited

100.0% - Canada Life Europe Management Services, Limited
21.33% - Canada Life Assurance Europe Limited

100.0% - Canada Life International Re, Limited
100.0% - Canada Life Reinsurance International, Ltd.
100.0% - Canada Life Reinsurance, Ltd.
100.0% - The Canada Life Group (U.K.), Limited
100.0% - Canada Life Pension Managers & Trustees, Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.), Limited
100.0% - CLFIS (U.K.), Limited
100.0% - Canada Life, Limited
100.0% - Canada Life Assurance (Ireland), Limited
    50.0% - Setanta Asset Management Funds Public Limited Company
100.0% - Canada Life (U.K.), Limited
100.0% - Albany Life Assurance Company, Limited
100.0% - Canada Life Management (U.K.), Limited
100.0% - Canada Life Services (U.K.), Limited
100.0% - Canada Life Fund Managers (U.K.), Limited
100.0% - Canada Life Group Services (U.K.), Limited
100.0% - Canada Life Holdings (U.K.), Limited
100.0% - Canada Life Irish Operations, Limited
100.0% - Canada Life Ireland Holdings, Limited.
100.0% - Irish Life Group Limited
100.0% - Irish Progressive Services International Ltd
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Limited
49.0% - Glohealth Financial Services Limited
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Ltd.
7.0% - Irish Association of Investment Managers
100.0% - Vestone Ltd.
100.0% - Cornmarket Group Financial Services Ltd.
100.0% - Cornmarket Insurance Brokers Ltd.
100.0% - Adelaide Insurance Services Ltd.
100.0% - Savings & Investments Ltd.
100.0% - Gregan McGuiness (Life & Pensions) Ltd.
100.0% - Irish Life Associate Holdings
100.0% - Irish Life Irish Holdings

30.0% - Allianz-Irish Life Holdings plc.
100.0% - Irish Life Assurance plc.
100.0% - Ballsbridge Property Investments Ltd.
100.0% - Cathair Ce Ltd.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Unit Fund Managers Ltd.
100.0% - Keko Park Ltd.
100.0% - Stephen Court Ltd.
100.0% - Tredwell Associates Ltd.
100.0% - Irish Life Trustee Services Limited
100.0% - Kohlenberg & Ruppert Premium Properties S.A.
100.0% - Office Park De Mont-St-Guibert A S.A.
100.0% - Office Park De Mont-St-Guibert B S.A.
100.0% - Office Park De Mont-St-Guibert C S.A.
100.0% - Ilot St Michel Lux S.A.R.L.
100.0% - Ilot St Michel FH S.P.R.L.
100.0% - Ilot St Michel LLH S.P.R.L.
100.0% - Etak SAS
100.0% - Mili SAS
100.0% - Sarip SCI
66.66% - City Park (Hove) Management Company Ltd.
66.66% - City Gate Park Administration Limited
98.0% - Westlink Industrial Estate Management Company Ltd.
51.0% - Sjrq Riverside IV Management Limited
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
50.0% - Ashtown Management Company Ltd.
25.0% - Fulwood Park Management Company (No. 2) Ltd.
20.0% - Choralli Limited
14.0% - Houghton Hall Management Limited
14.0% - Baggot Court Management Limited
14.0% - Richview Office Park Management Company Limited
5.5% - Padamul Ltd.
100.0% - Canada Life Group Holdings Limited
100.0% - 4073649 Canada, Inc. (1 common share owned by 587443 Ontario, Inc.)
100.0% - Canada Life Finance (U.K.), Limited
100.0% - CL Luxembourg Capital Management S.á.r.l.
100.0% - 8478163 Canada Limited
100.0% - Canada Life Bermuda Limited
100.0% - The Canada Life Insurance Company of Canada
94.4% - MAM Holdings Inc. (5.6% owned by GWL)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd.
12.5% - 2344701 Ontario Ltd.

12.5% - Vaudreuil Shopping Centres Limited
12.5% - 2356720 Ontario Ltd.
12.5% - 0977221 B.C. Ltd.
100.0% - CL Capital Management (Canada), Inc.
100.0% - GRS Securities, Inc.
100.0% - 587443 Ontario, Inc.
100.0% - Canada Life Mortgage Services, Ltd.
100.0% - Adason Properties, Limited
100.0% - Adason Realty, Ltd.

D.    IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.78% - Power Financial Corporation
58.63% - IGM Financial Inc.
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - I.G. Investment Management (Hong Kong) Limited
100.0% - Investors Group Trust Co. Ltd.
100.0% - 391102 B.C. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0965311 B.C. Ltd.
19.63% - I.G. (Rockies) Corp.
100.0% - I.G. Investment Corp.
80.37% - I.G. (Rockies) Corp. (19.63% owned by I.G. Investment Management, Ltd.)
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Charitable Foundation
14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Cundill Investment Management (Bermuda) Ltd.
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie Investments PTE. Ltd.
97.50% - Investment Planning Counsel Inc. (and 2.50% owned by Management of IPC management)

100.0% - IPC Investment Corporation
100.0% - 9132-2115 Quebec Inc.
100.0% - IPC Save Inc.
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
88.95% - IPC Portfolio Services Inc. (and 11.05% owned by advisors of IPC Investment Corporation and IPC Securities Corporation)
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation
100% - Independent Planning Group Inc.
100.0% - VirtucoTechnologies Inc.
100.0% - IPG Insurance Inc.
E.    Pargesa Holding SA Group of Companies (European investments)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.78% - Power Financial Corporation
100.0% - Power Financial Europe B.V.
    50.0% - Parjointco N.V.
     75.4% - Pargesa Holding SA (55.6% capital)
100.0% - Pargesa Netherlands B.V.
52.0% - Groupe Bruxelles Lambert (50.0% in capital)
     Capital
7.2% - Suez Environment Company (of which 0.3% in trading)
27.3% - Lafarge SA (21.0% in capital)
6.9% - Pernod Ricard (7.5% in capital)
0.1% - Iberdrola (INFORMATION NOT PUBLIC)
5.6% - Umicore (INFORMATION NOT PUBLIC)
0.4% - LTI One
100.0% - Belgian Securities B.V.
Capital
71.6% - Imerys (56.2% in capital)
100.0% - Brussels Securities B.V.
Capital
99.6% - LTI One
100.0% - Sagerpar
3.9% - Groupe Bruxelles Lambert
100.0% - GBL Overseas Finance N.V.
100.0% - GBL Treasury Center
Capital
100.0% - GBL Energy S.á.r.l.
Capital
3.3% - Total SA (3.6% in capital)
100.0% - GBL Verwaltung GmbH
100.0% - Immobilière Rue de Namur S.á.r.l.

100.0% - GBL Verwaltung SA
Capital
100.0% - GBL Investments Limited
100.0% - GBL R
100.0% - Sienna Capital S.á.r.l
Capital
66.66% - Kartesia Credit Opportunities I SCA, SICAV-SIF
40.0% - Kartesia GP SA
100.0% - Serena S.á.r.l
Capital
15.0% - SGS
2.4% - GDF SUEZ (of which 0.1% in trading)
43.0% - ECP 1
42.4% - ECP 2
100.0% - ECP3
100.0% - Pargesa Netherlands B.V.
100.0% - SFPG

F.      Square Victoria Communications Group Inc. Group of Companies (Canadian communications)

Power Corporation of Canada
100.0% - Square Victoria Communications Group Inc.
100.0% - Gesca Ltée
100.0% - La Presse, ltée
100.0% 7991347 Canada inc.
100.0% - Gesca Numérique Ltée
100.0% - 3855082 Canada Inc.
100.0% - 3834310 Canada Inc.
100.0% - Square Victoria Digital Properties inc.
100.0% - 4400046 Canada Inc.
81.73% - 9059-2114 Québec Inc.
98.36% - DuProprio Inc.
100.0% - VR Estates Inc.
100.0% - 0757075 B.C. Ltd.
0.1% - Lower Mainland Comfree LP
99.9% - Lower Mainland Comfree LP
100.0% - Comfree Commission Free Realty Inc.
100.0% - CF Real Estate First Inc.
100.0% - CF Real Estate Max Inc.
100.0% - CF Real Estate Ontario Inc.
100.0% - CF Real Estate Maritimes Inc.
100.0% - DP Immobilier Québec Inc.
100.0% - 8495122 Canada Inc.
100.0% - Les Éditions Gesca Ltée

100.0% - 9289-9822 Québec inc. (anciennement Groupe Espaces Inc.)
100.0% - Les Éditions La Presse Ltée
100.0% - (W.illi.am) 6657443 Canada Inc.
2.72% - Acquisio Inc.
50.0% - Workopolis Canada
23.61% - Tuango Inc.
25.0% - Olive Média
100.0% - Attitude Digitale Inc.
26.32% - Checkout 51 Inc.
100.0% - Square Victoria C.P. Holding Inc.
33.3% - Canadian Press Enterprises Inc.
100.0% - Broadcast News Limited
100.0% - Press News Limited
100.0% - Pagemasters North America Inc.

G.	Power Corporation (International) Limited Group of Companies ( Asian investments)
Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
25.0% - Barrick Power Gold Corporation of China Limited
100.0% - Power Pacific Mauritius Limited
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
4.31% - CITIC Pacific Limited
9.78% - Vimicro International Corporation
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
10.0% - China Asset Management Limited

H.    Other PCC Companies

Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - Power Tek, LLC
100.0% - 3540529 Canada Inc.
18.75% - Société Immobiliére HMM
100.0% - Gelprim Inc.
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Victoria Square Ventures Inc.
22.12% - Bellus Health Inc.
25.0% - Club de Hockey Les Remparts de Québec Inc.
100.0% - Power Energy Corporation

62.83% - Potentia Solar Inc.
100.0% - Power Energy Eagle Creek Inc.
60.0% - Power Energy Eagle Creek LLP
     22.98% - Eagle Creek Renewable Energy, LLC
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - 3249531 Canada Inc.
100.0% - Sagard Capital Partners GP, Inc.
99.7% - Sagard Capital Partners, L.P.
100.0% - Power Corporation of Canada Inc.
100.0% - Square Victoria Real Estate Inc.
100.0% - PL S.A.
100.0% - 4190297 Canada Inc.
100% Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.

I.    Other PFC Companies

Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - 4507045 Canada Inc.
100.0% - Power Financial Capital Corporation
100.0% - 7973594 Canada Inc.
100.0% - 7973683 Canada Inc.
100.0% - 7974019 Canada Inc.
100.0% - 8677964 Canada Inc.

Item 27.    Number of Contract Owners

As of March 31, 2014, there are no owners of Qualified Contracts and 217 owners of Non-Qualified Contracts offered by means of the prospectus contained herein. The Depositor, through the Registrant, issues other contracts by means of other prospectuses, which contracts are no longer for sale.

Item 28.    Indemnification

Provisions exist under the Colorado Business Corporation Act and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

Colorado Business Corporation Act

Article 109 - INDEMNIFICATION

Section 7-109-101. Definitions.

As used in this Article:

(1)    "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

(2)    "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or to hold any similar position with, another domestic or foreign entity or of an employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director's duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. "Director" includes, unless the context requires otherwise, the estate or personal representative of a director.

(3)    "Expenses" includes counsel fees.

(4)    "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

(5)    "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

(6)    "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

(7)    "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

Section 7-109-102. Authority to indemnify directors.

(1)    Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

(a)    The person conducted himself or herself in good faith; and

(b)    The person reasonably believed:

(I)    In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; and

(II)    In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

(c)    In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

(2)    A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

(3)    The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

(4)    A corporation may not indemnify a director under this section:

(a)    In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

(b)    In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

(5)    Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 7-109-103. Mandatory Indemnification of Directors.

Unless limited by the articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

Section 7-109-104. Advance of Expenses to Directors.

(1)    A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

(a)    The director furnishes the corporation a written affirmation of the director’s good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;

(b)    The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

(c)    A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

(2)    The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

(3)    Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

Section 7-109-105. Court-Ordered Indemnification of Directors.

(1)    Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

(a)    If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

(b)    If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section 7-109-106. Determination and Authorization of Indemnification of Directors.

(1)    A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

(2)    The determinations required by under subsection (1) of this section shall be made:

(a)    By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum; or

(b)    If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

(3)    If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

(a)    By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

(b)    By the shareholders.

(4)    Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

(1)    Unless otherwise provided in the articles of incorporation:

(a)    An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

(b)    A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

(c)    A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

Section 7-109-108. Insurance.

A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of another domestic or foreign entity or of an employee benefit plan, against liability asserted against or incurred by the person in that capacity or arising from the person’s status as a director, officer, employee, fiduciary, or agent, whether or not the corporation would have power to indemnify the person against the same liability under section 7-109-102, 7-109-103, or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

Section 7-109-109. Limitation of Indemnification of Directors.

(1)    A provision treating a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-
108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

(2)    Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

Section 7-109-110. Notice to Shareholders of Indemnification of Director.

If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

Bylaws of GWL&A

Article IV. Indemnification

SECTION 1. In this Article, the following terms shall have the following meanings:

(a)
“expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;

(b)	“liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;

(c)	“party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;

(d)	“proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.

SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:

(a)	the person conducted himself or herself in good faith; and

(b)	the person reasonably believed that his or her conduct was in the corporation’s best interests; and

(c)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(d)	if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.

SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:

(a)
the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and

(b)	with respect to the matter(s) giving rise to the proceeding:

(i)	the person conducted himself or herself in good faith; and

(ii)
the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and

(iii)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.

Item 29.    Principal Underwriter

(a) GWFS Equities, Inc. ("GWFS") is the distributor of securities of the Registrant. In addition to the Registrant, GWFS serves as distributor or principal underwriter for Great-West Funds, Inc., an open-end management investment company, Maxim Series Account of GWL&A, FutureFunds Series Account of GWL&A, Variable Annuity-1 Series Account of GWL&A, COLI VUL-2 Series Account of GWL&A, COLI VUL-4 Series Account of GWL&A, Trillium Variable Annuity Account of GWL&A, Prestige Variable Life Account of GWL&A, Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York (“GWL&A NY”), Variable Annuity-2 Series Account of GWL&A NY, COLI VUL-2 Series Account of GWL&A NY and COLI VUL-4 Series Account of GWL&A NY.

(b)	Directors and Officers of GWFS:

Name	Principal Business Address	Position and Office with Underwriter
C.P. Nelson	8515 East Orchard Road Greenwood Village, CO 80111	Chairman, President and Chief Executive Officer
R.K. Shaw	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
W.S. Harmon	8515 East Orchard Road Greenwood Village, CO 80111	Director and Senior Vice President
S.A. Bendrick	8515 East Orchard Road Greenwood Village, CO 80111	Director and Vice President
B.P. Neese	8515 East Orchard Road Greenwood Village, CO 80111	Director and Vice President

M.R. Edwards	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
R.J. Laeyendecker	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
B.A. Byrne	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Legal, Chief Compliance Officer and Secretary
M.C. Maiers	8515 East Orchard Road Greenwood Village, CO 80111	Vice President and Treasurer
C. Bergeon	8515 East Orchard Road Greenwood Village, CO 80111	Vice President

S.M. Gile	8515 East Orchard Road Greenwood Village, CO 80111	Vice President

C. Silvaggi	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
T.L. Luiz	8515 East Orchard Road Greenwood Village, CO 80111	Compliance Officer

(c) Commissions and other compensation received by Principal Underwriter, directly or indirectly, from the Registrant during Registrant's last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
GWFS	-0-	-0-	-0-	-0-

Item 30.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

Item 31.	Management Services

Not Applicable.

Item 32.	Undertakings and Representations

(a)    Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)    Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)    Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)    GWL&A represents the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by GWL&A.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Greenwood Village, and State of Colorado, on the day of April 28, 2014.

VARIABLE ANNUITY-2 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Registrant)

By:	/s/ M.T.G. Graye
M.T.G. Graye,
President, Chief Executive Officer and Principal Financial Officer of Great-West Life & Annuity Insurance Company

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Depositor)
By:	/s/ M.T.G. Graye
M.T.G. Graye,
President, Chief Executive Officer and Principal Financial Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ R.J. Orr	Chairman of the Board	April 28, 2014
R.J. Orr*

/s/ M.T.G. Graye	Director, President and Chief Executive Officer (Principal Financial Officer)	April 28, 2014
M.T.G. Graye

/s/ R.M. Southall	Vice President Reporting and Finance (Principal Accounting Officer)	April 28, 2014
R.M. Southall

/s/ J.L. Bernbach	Director	April 28, 2014
J. L. Bernbach*

/s/ A. Desmarais	Director	April 28, 2014
A. Desmarais*

/s/ P. Desmarais, Jr.	Director	April 28, 2014
P. Desmarais, Jr.*

/s/ A. Louvel	Director	April 28, 2014
A. Louvel*

/s/ P. Mahon	Director	April 28, 2014
P. Mahon*

/s/ R.L. McFeetors	Director	April 28, 2014
R. L. McFeetors*

/s/ J.E.A. Nickerson	Director	April 28, 2014
J. E. A. Nickerson*

/s/ M. Plessis-Bélair	Director	April 28, 2014
M. Plessis-Bélair*

/s/ H. Rousseau	Director	April 28, 2014
H. Rousseau*

/s/ R. Royer	Director	April 28, 2014
R. Royer*

/s/ J. Selitto	Director	April 28, 2014
J. Selitto*

/s/ G. Tretiak	Director	April 28, 2014
G. Tretiak*

/s/ B.E. Walsh	Director	April 28, 2014
B. E. Walsh*

*By: /s/ R.G. Schultz		April 28, 2014
R. G. Schultz
Attorney-in-Fact pursuant to Power of Attorney